                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.                                               / /

   Post-Effective Amendment No. 22    (File No. 333-91691)                   /X/

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                   Amendment No. 23 (File No. 811-07623) /X/

                        (Check appropriate box or boxes)

               RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

          (previously IDS Life of New York Variable Annuity Account)
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                  RiverSource Life Insurance Co. of New York
             (previously IDS Life Insurance Company of New York)
--------------------------------------------------------------------------------
                               (Name of Depositor)

                  20 Madison Avenue Extension, Albany, NY 12203
--------------------------------------------------------------------------------
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-3678
--------------------------------------------------------------------------------

  Mary Ellyn Minenko, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
     / /  immediately upon filing pursuant to paragraph (b)
     /X/  on Jan. 2, 2007 pursuant to paragraph (b)
     / /  60 days after filing pursuant to paragraph (a)(1)
     / /  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
     / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus and Statement of Additional Information filed electronically herewith are not intended to supersede prospectuses and Statement of Additional Information filed with the Post-Effective Amendment No. 20 to Registration Statement No. 333-91691 filed on or about April 26, 2006.

PROSPECTUS


JAN. 2, 2007


RIVERSOURCE

RETIREMENT ADVISOR 4 ADVANTAGE(SM) VARIABLE ANNUITY
RETIREMENT ADVISOR 4 SELECT(SM) VARIABLE ANNUITY
RETIREMENT ADVISOR 4 ACCESS(SM) VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES


ISSUED BY: RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK (RIVERSOURCE LIFE OF NY)


           20 Madison Avenue Extension
           Albany, NY 12203
           Telephone: (800) 541-2251
           ameriprise.com/variableannuities


           RIVERSOURCE NEW YORK VARIABLE ANNUITY ACCOUNT
           (PREVIOUSLY IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT)


This prospectus contains information that you should know before investing in the RiverSource Retirement Advisor 4 Advantage Variable Annuity (RAVA 4 Advantage), the RiverSource Retirement Advisor 4 Select Variable Annuity (RAVA 4 Select), or the RiverSource Retirement Advisor 4 Access Variable Annuity (RAVA 4 Access). The information in this prospectus applies to all contracts unless stated otherwise.

Prospectuses are also available for:

      o     AIM Variable Insurance Funds

      o     AllianceBernstein Variable Products Series Fund, Inc.

      o     American Century Variable Portfolios, Inc.

      o     Columbia Funds Variable Insurance Trust Credit Suisse Trust

      o     Dreyfus Variable Investment Trust

      o     Eaton Vance Variable Trust

      o     Evergreen Variable Annuity Trust

      o     Fidelity(R) Variable Insurance Products - Service Class 2

      o Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2

      o     Goldman Sachs Variable Insurance Trust (VIT)

      o     Legg Mason Variable Portfolios I, Inc.

      o     MFS(R) Variable Insurance Trust(SM)

      o     Neuberger Berman Advisers Management Trust

      o     Oppenheimer Variable Account Funds - Service

      o     PIMCO Variable Investment Trust (VIT)

      o     RiverSource(SM) Variable Portfolio Funds

      o     The Universal Institutional Funds, Inc. Van Kampen Life Investment
            Trust

      o     Wanger Advisors Trust

      o     Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses may be higher and surrender charges may be higher and longer for contracts with purchase payment credits than for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life of NY at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS  1

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your sales representative about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.


This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

RiverSource Life of NY and its affiliated insurance companies offer several different annuities which your sales representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges you will pay when buying, owning and surrendering money from the contracts we describe in this prospectus may be more or less than the fees and charges of other variable annuities we and our affiliates issue. You should ask your sales representative about his or her ability to offer you other variable annuities we issue (which might have lower fees and charges than the contracts described in this prospectus).


TABLE OF CONTENTS

KEY TERMS ...............................................................    3
THE CONTRACT IN BRIEF ...................................................    5
EXPENSE SUMMARY .........................................................    7

CONDENSED FINANCIAL INFORMATION .........................................   13
FINANCIAL STATEMENTS ....................................................   13
THE VARIABLE ACCOUNT AND THE FUNDS ......................................   14
THE FIXED ACCOUNT .......................................................   16
BUYING YOUR CONTRACT ....................................................   17
CHARGES .................................................................   20
VALUING YOUR INVESTMENT .................................................   25
MAKING THE MOST OF YOUR CONTRACT ........................................   27
SURRENDERS ..............................................................   36
TSA -- SPECIAL PROVISIONS ...............................................   37
CHANGING OWNERSHIP ......................................................   37
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT .....................   38
OPTIONAL BENEFITS .......................................................   39
OPTIONAL LIVING BENEFITS ................................................   42
THE ANNUITY PAYOUT PERIOD ...............................................   54
TAXES ...................................................................   56
VOTING RIGHTS ...........................................................   59
SUBSTITUTION OF INVESTMENTS .............................................   59

ABOUT THE SERVICE PROVIDERS .............................................   60
APPENDIX A: THE FUNDS ...................................................   62
APPENDIX B: EXAMPLE -- SURRENDER CHARGES ................................   72
APPENDIX C: EXAMPLE -- OPTIONAL DEATH BENEFITS ..........................   76
APPENDIX D: EXAMPLE -- OPTIONAL LIVING BENEFITS .........................   78
APPENDIX E: RMD CALCULATION .............................................   81
TABLE OF CONTENTS OF THE
   STATEMENT OF ADDITIONAL INFORMATION ..................................   82

CORPORATE CONSOLIDATION


On Dec. 31, 2006, American Centurion Life Assurance Company merged into its affiliate, IDS Life Insurance Company of New York (IDS Life NY). At that time, IDS Life NY changed its name to RiverSource Life Insurance Co. of New York. This merger helped simplify the overall corporate structure because the two life insurance companies were consolidated into one. This consolidation and renaming does not have any adverse effect on the features or benefits of any contract.



2 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BAND 3 ANNUITIES: RAVA 4 Advantage and RAVA 4 Select contracts that are available for:

o current or retired employees of Ameriprise Financial, Inc. or its subsidiaries and their spouses or domestic partners (employees),

o current or retired Ameriprise financial advisors and their spouses or domestic partners (advisors), or

o individuals investing an initial purchase payment of $1 million or more, with our approval (other individuals).

BENEFICIARY: The person you designate to receive benefits in case of your death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: Our general account which includes the regular fixed account and the Special DCA fixed account. Amounts you allocate to this account earn interest at rates that we declare periodically. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER (ACCUMULATION BENEFIT): This is an optional benefit that you can add to your contract for an additional charge. It is intended to provide you with a guaranteed contract value at the end of a specified waiting period regardless of the volatility inherent in the investments in the subaccounts. This rider requires participation in the Portfolio Navigator Asset Allocation Program. This rider is not available for RAVA 4 Access.

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER (GWB FOR LIFE(SM)): This is an optional benefit you can add to your contract for an additional charge. It is intended to provide a guaranteed withdrawal up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered, at a minimum, all of your purchase payments plus any purchase payment credits. Under certain limited circumstances, you have the right to take a specified amount of partial withdrawals in each contract year until death. This rider requires participation in the Portfolio Navigator Asset Allocation Program. For purposes of this rider, the term "withdrawal" is equal to the term "surrender" in your contract and any other riders. This rider is not available for RAVA 4 Access.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV) AND MAXIMUM FIVE-YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide additional death benefit protection in the event of fluctuating fund values. You can elect to purchase either the MAV or the 5-Year MAV, subject to certain restrictions.


OWNER (YOU, YOUR): A natural person or persons who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. If the contract has a nonnatural person as the owner, "you, your" means the annuitant.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS  3

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM): This is an asset allocation program in which you are required to participate if you select the optional Accumulation Benefit rider or the optional GWB for Life(SM) rider. If you do not select the Accumulation Benefit rider or the GWB for Life(SM) rider, you may elect to participate in the PN program at no additional charge.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments. Purchase payment credits are not available under RAVA 4 Access contracts.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o     Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

o     Roth IRAs under Section 408A of the Code

o     SIMPLE IRAs under Section 408(p) of the Code

o     Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the
      Code

o     Custodial and investment only plans under Section 401(a) of the Code

o     Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP): This is an optional benefit that you can add to your contract for an additional charge if you are age 76 or older at contract issue that is intended to provide additional death benefit protection in the event of fluctuating fund values. ROPP is included in the standard death benefit for contract owners age 75 and under on the contract effective date at no additional cost.

RIDER: You receive a rider to your contract when you purchase the MAV, 5-Year MAV, ROPP, Accumulation Benefit and/or GWB for Life(SM). The rider adds the terms of the optional benefit to your contract.

RIDER EFFECTIVE DATE: The date you add a rider to your contract.


RIVERSOURCE LIFE OF NY: In this prospectus, "we," "us," "our" and "RiverSource Life of NY" refer to RiverSource Life Insurance Co. of New York.


SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) FIXED ACCOUNT: An account to which you may allocate new purchase payments of at least $10,000. Amounts you allocate to this account earn interest at rates that we declare periodically and will transfer into your specified subaccount allocations in six monthly transfers.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


4 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

THE CONTRACT IN BRIEF

This prospectus describes three contracts. Each contract has different expenses. RAVA 4 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 4 Select has a three-year surrender charge schedule, so it has lower mortality and expense risk fees than RAVA 4 Access. RAVA 4 Advantage offers a choice of a seven-year or a ten-year surrender charge schedule and has the lowest mortality and expense risk fees of the three contracts. Your sales representative can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to keep your contract. The information in this prospectus applies to all contracts unless stated otherwise.

PURPOSE: The purpose of each contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the regular fixed account, subaccounts and/or Special DCA fixed account under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax).It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period will begin when you exchange into this contract. If the exchange does not qualify for
Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes - Qualified Annuities - Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract. You will receive a full refund of the contract value, less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:

o the subaccounts of the variable accounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 15)

o the regular fixed account, which earns interest at a rate that we adjust periodically. Purchase payment allocations to the regular fixed account may be subject to special restrictions. For RAVA 4 Access contracts, you cannot select the regular fixed account unless it is included in the PN program model portfolio (model portfolio). (p. 17)

o     the Special DCA fixed account, when available. (p. 17)

BUYING YOUR CONTRACT: There are many factors to consider carefully and fully before you buy a variable annuity and any optional benefit rider. Variable annuities -- with or without optional benefit riders -- are not right for everyone.

MAKE SURE YOU HAVE ALL THE FACTS YOU NEED BEFORE YOU PURCHASE A VARIABLE ANNUITY OR CHOOSE AN OPTIONAL BENEFIT RIDER. When considering the purchase of a variable annuity and when choosing an optional benefit rider, you should always work with a sales representative you know and trust. Older persons who are considering buying a variable annuity may find it helpful to consult with or include a family member, friend or other trusted advisor in the decision making process before buying a contract.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS  5

After carefully reviewing this prospectus and any other disclosure materials you are provided, make sure you understand how the variable annuity and any optional benefit riders you choose work. Make sure that the annuity and any optional rider you are considering will meet both your current and anticipated future financial situation and needs. Some of the factors, among others, you may wish to consider before you buy a variable annuity or choose an optional benefit rider include:

o Your age: if you are an older person, you may not necessarily have a need for tax deferral, retirement income or a death benefit.

o How long you plan to keep your contract: variable annuities are not short-term liquid investments. RAVA 4 Advantage and RAVA 4 Select contracts have surrender charges. RAVA 4 Access contract does not have a surrender charge schedule, but it has a higher mortality and expense risk fees than RAVA 4 Advantage and RAVA 4 Select. All contracts offer an annuity payout plan called Annuity Payout Plan E, which imposes a surrender charge only if you elect to surrender remaining variable payouts available under Annuity Payout Plan E. (p. 22) Does the contract meet your current and anticipated future needs for liquidity?

o How and when you plan to take money from your annuity: under current tax law, surrenders, including withdrawals made under optional benefit riders, are taxed differently than annuity payments. In addition, certain surrenders may be subject to a federal income tax penalty. (p.
      37)

o Your investment objectives, how much experience you have in managing investments and how much risk you are willing to accept.

o Short-term trading: if you plan to manage your investment in the contract by frequent or short-term trading, this contract is not suitable for you and you should not buy it. (p. 33)

o If you can afford the contract: are your annual income and assets adequate to buy the annuity and any optional benefit riders you may choose?

o The fees and expenses you will pay when buying, owning and surrendering the contract. (p. 7)

Your sales representative will help you complete and submit an application. We are required by law to obtain certain personal information from you which will be used by us to verify your identity. If you do not provide us the information, we may not be able to issue your contract. If we are unable to verify your identity, we reserve the right to reject your application or take such other steps as we deem reasonable. Applications are subject to acceptance at our home office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 18)

PURCHASE PAYMENTS:

MINIMUM ALLOWABLE PURCHASE PAYMENTS

If paying by installments under a scheduled payment plan:

      $23.08 biweekly, or
      $50 per month

                                                     RAVA 4 ADVANTAGE      RAVA 4 SELECT       RAVA 4 ACCESS
If paying by any other method:
   initial payment for qualified annuities                 $1,000              $ 2,000              $ 2,000
   initial payment for nonqualified annuities               2,000               10,000               10,000
   for any additional payments                                 50                   50                   50

MAXIMUM ALLOWABLE PURCHASE PAYMENTS (without office approval) based on your age on the effective date of the contract:

                                                     RAVA 4 ADVANTAGE      RAVA 4 SELECT       RAVA 4 ACCESS
For the first year:
   through age 85                                        $999,999*            $999,999*            $999,999*
   for ages 86 to 90                                      100,000              100,000              100,000
For each subsequent year:
   through age 85                                         100,000              100,000              100,000
   for ages 86 to 90                                       50,000               50,000               50,000

*     RAVA 4 ADVANTAGE AND RAVA 4 SELECT BAND 3 ANNUITIES SOLD TO INDIVIDUALS
      OTHER THAN ADVISORS AND EMPLOYEES: Require a minimum $1,000,000 initial purchase payment and our approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is age 85 or younger and $50,000 if your age on the effective date of the contract is age 86 to 90.

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts until annuity payouts begin, and once per contract year after annuity payouts begin. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA fixed account. Regular fixed account transfers are subject to special restrictions. (p. 33)


6 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 37)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 38)

BENEFITS IN CASE OF DEATH: If you die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (p. 39)

OPTIONAL BENEFITS: These contracts offer optional features that are available for additional charges if you meet certain criteria. Optional benefits may require the use of a PN model portfolio which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of partial surrenders that can be taken under the optional benefit during a contract year. (p. 40)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the regular fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 55)

TAXES: Generally, income earned on your contract value grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. 57)

LIMITATIONS ON USE OF CONTRACTS: If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders, or death benefits, until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR SURRENDER THE CONTRACT.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE FOR RAVA 4 ADVANTAGE

(Contingent deferred sales load as a percentage of purchase payment surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.

                        SEVEN-YEAR SCHEDULE                                        TEN-YEAR SCHEDULE*

  NUMBER OF COMPLETED                                                NUMBER OF COMPLETED
YEARS FROM DATE OF EACH                    SURRENDER CHARGE        YEARS FROM DATE OF EACH      SURRENDER CHARGE
    PURCHASE PAYMENT                          PERCENTAGE               PURCHASE PAYMENT            PERCENTAGE
          0                                      7%                            0                        8%
          1                                      7                             1                        8
          2                                      7                             2                        8
          3                                      6                             3                        7
          4                                      5                             4                        7
          5                                      4                             5                        6
          6                                      2                             6                        5
          7+                                     0                             7                        4
                                                                               8                        3
                                                                               9                        2
                                                                              10+                       0


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS 7

SURRENDER CHARGE FOR RAVA 4 SELECT

(Contingent deferred sales load as a percentage of purchase payment surrendered)

                   YEARS FROM                      SURRENDER CHARGE
                  CONTRACT DATE                       PERCENTAGE
                        1                                 7%
                        2                                 7
                        3                                 7
                        Thereafter                        0

SURRENDER CHARGE FOR RAVA 4 ACCESS:                                   0%

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

                                                  Maximum: $50        Current: $30

(We will waive this $30 charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

OPTIONAL RIDER FEES

OPTIONAL DEATH BENEFITS

(As a percentage of the variable account contract value charged annually. This deduction will occur on the 60th day after each contract anniversary. The fee applies only if you elect the optional rider.)

ROPP RIDER FEE                                    Maximum: 0.30%      Current: 0.20%
MAV RIDER FEE                                     Maximum: 0.35%      Current: 0.25%
5-YEAR MAV RIDER FEE                              Maximum: 0.20%      Current: 0.10%

OPTIONAL LIVING BENEFITS

ACCUMULATION BENEFIT RIDER FEE                    Maximum: 2.50%      Current: 0.60%

(Charged annually as a percentage of contract value or the minimum contract accumulation value,whichever is greater. This deduction from the variable account contract value will occur on the 60th day after each contract anniversary and on the Benefit Date. The fee applies only if you elect the optional rider.)

GWB FOR LIFE(SM) RIDER FEE                        Maximum: 1.50%      Current: 0.65%

(Charges annually as a percentage of contract value or the total Remaining Benefit Amount, whichever is greater . This deduction from the variable account contract value will occur on the 60th day after each contract anniversary. The fee applies only if you elect the optional rider.)

ANNUAL VARIABLE ACCOUNT EXPENSES

(Total annual variable account expenses as a percentage of average daily subaccount value.)

MORTALITY AND EXPENSE RISK FEE:    RAVA 4 ADVANTAGE   RAVA 4 SELECT   RAVA 4 ACCESS
FOR NONQUALIFIED ANNUITIES               1.05%            1.30%            1.45%
FOR QUALIFIED ANNUITIES                   .85%            1.10%            1.25%


8 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(a)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                     MINIMUM     MAXIMUM
Total expenses before fee waivers and/or expense reimbursements       0.53%       5.85%

(a)   Each fund deducts management fees and other expenses from fund assets.
      Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See
      "The Variable Accounts and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 4 ADVANTAGE, RAVA 4 SELECT AND RAVA 4 ACCESS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                                   GROSS TOTAL
                                                                                  MANAGEMENT   12b-1     OTHER        ANNUAL
                                                                                     FEES       FEES    EXPENSES     EXPENSES
AIM V.I. Capital Appreciation Fund, Series II Shares                                 0.61%      0.25%      0.29%      1.15%(1),(2)
AIM V.I. Capital Development Fund, Series II Shares                                  0.75       0.25       0.34       1.34(1),(3)
AIM V.I. Financial Services Fund, Series II Shares                                   0.75       0.25       0.37       1.37(1)
AIM V.I. Global Health Care Fund, Series II Shares                                   0.75       0.25       0.33       1.33(1),(3)
AIM V.I. International Growth Fund, Series II Shares                                 0.73       0.25       0.38       1.36(1)
AllianceBernstein VPS Global Technology Portfolio (Class B)                          0.75       0.25       0.17       1.17(4)
AllianceBernstein VPS Growth and Income Portfolio (Class B)                          0.55       0.25       0.05       0.85(4)
AllianceBernstein VPS International Value Portfolio (Class B)                        0.75       0.25       0.12       1.12(4)
AllianceBernstein VPS Large Cap Growth Portfolio (Class B)                           0.75       0.25       0.06       1.06(4)
American Century VP Mid Cap Value, Class II                                          0.90       0.25       0.02       1.17(4)
American Century VP Ultra(R), Class II                                               0.90       0.25       0.01       1.16(4)
American Century VP Value, Class II                                                  0.83       0.25         --       1.08(4)
Columbia High Yield Fund, Variable Series, Class B                                   0.55       0.25       0.37       1.17(5)
Columbia Marsico Growth Fund, Variable Series                                        0.74       0.25       0.34       1.33(6)
Columbia Marsico International Opportunities Fund, Variable Series                   0.80       0.25       0.43       1.48(4)
Credit Suisse Trust - Commodity Return Strategy Portfolio                            0.50       0.25       0.55       1.30(7)
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares      0.75       0.25       0.34       1.34(4)
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares       1.00       0.25       0.20       1.45(8)
Eaton Vance VT Floating-Rate Income Fund                                             0.58         --       0.69       1.27(4)
Evergreen VA Fundamental Large Cap Fund - Class 2                                    0.58       0.25       0.18       1.01(9)
Evergreen VA International Equity Fund - Class 2                                     0.41       0.25       0.30       0.96(9)
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                              0.57       0.25       0.09       0.91(10)
Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                    0.57       0.25       0.12       0.94(10)
Fidelity(R) VIP Overseas Portfolio Service Class 2                                   0.72       0.25       0.17       1.14(10)
FTVIPT Franklin Real Estate Fund - Class 2                                           0.47       0.25       0.02       0.74(11),(12)
FTVIPT Franklin Small Cap Value Securities Fund - Class 2                            0.52       0.25       0.17       0.94(12),(13)
FTVIPT Mutual Shares Securities Fund - Class 2                                       0.60       0.25       0.18       1.03(12)
Goldman Sachs VIT Structured U.S. Equity Fund                                        0.65         --       0.09       0.74(14)
Legg Mason Partners Variable Small Cap Growth Portfolio, Class II                    0.75       0.25       0.37       1.37(4)
MFS(R) Investors Growth Stock Series - Service Class                                 0.75       0.25       0.15       1.15(15),(16)



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS  9

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 4 ADVANTAGE, RAVA 4 SELECT AND RAVA 4 ACCESS (CONTINUED)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                              GROSS TOTAL
                                                                           MANAGEMENT   12b-1     OTHER         ANNUAL
                                                                              FEES       FEES    EXPENSES      EXPENSES
MFS(R) Total Return Series - Service Class                                    0.75%      0.25%     0.09%     1.09%(15),(16)
MFS(R) Utilities Series - Service Class                                       0.75       0.25      0.15      1.15(15),(16)
Neuberger Berman Advisers Management Trust International Portfolio
 (Class S)                                                                    1.15       0.25      4.45      5.85(17),(18)
Neuberger Berman Advisers Management Trust Socially Responsive
 Portfolio (Class S)                                                          0.85       0.25      0.14      1.24(17),(19)
Oppenheimer Global Securities Fund/VA, Service Shares                         0.63       0.25      0.04      0.92(20)
Oppenheimer Main Street Small Cap Fund/VA, Service Shares                     0.74       0.25      0.05      1.04(20)
Oppenheimer Strategic Bond Fund/VA, Service Shares                            0.69       0.25      0.02      0.96(20)
Oppenheimer Value Fund/VA, Service Shares                                     0.75       0.25      1.03      2.03(20)
PIMCO VIT All Asset Portfolio, Advisor Share Class                            0.20       0.25      0.88      1.33(21)
RiverSource(SM) Variable Portfolio - Balanced Fund                            0.47       0.13      0.15      0.75(22),(23),(24)
RiverSource(SM) Variable Portfolio - Cash Management Fund                     0.33       0.13      0.16      0.62(22),(23)
RiverSource(SM) Variable Portfolio - Core Bond Fund                           0.48       0.13      0.31      0.92(22),(23),(25)
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                    0.47       0.13      0.17      0.77(22),(23)
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund           0.67       0.13      0.16      0.96(22),(23),(24)
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                    1.09       0.13      0.31      1.53(22),(23),(24)
RiverSource(SM) Variable Portfolio - Fundamental Value Fund                   0.73       0.13      0.29      1.15(22),(23),(25)
RiverSource(SM) Variable Portfolio - Global Bond Fund                         0.70       0.13      0.20      1.03(22),(23)
RiverSource(SM) Variable Portfolio - Global Inflation Protected
 Securities Fund                                                              0.44       0.13      0.20      0.77(22),(23),(25)
RiverSource(SM) Variable Portfolio - Growth Fund                              0.62       0.13      0.17      0.92(22),(23),(24)
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                     0.59       0.13      0.17      0.89(22),(23)
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                0.61       0.13      0.23      0.97(22),(23),(25)
RiverSource(SM) Variable Portfolio - International Opportunity Fund           0.79       0.13      0.20      1.12(22),(23),(24)
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                    0.55       0.13      0.14      0.82(22),(23),(24)
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                     0.56       0.13      0.53      1.22(22),(23),(24),(25)
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                      0.66       0.13      0.15      0.94(22),(23),(24),(25)
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                       0.73       0.13      0.59      1.45(22),(23),(24),(25)
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                       0.22       0.13      0.18      0.53(22),(23),(25)
RiverSource(SM) Variable Portfolio - Select Value Fund                        0.71       0.13      0.37      1.21(22),(23),(24),(25)
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund      0.48       0.13      0.18      0.79(22),(23)
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                 0.74       0.13      0.22      1.09(22),(23),(24)
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                     0.96       0.13      0.20      1.29(22),(23),(24),(25)
Van Kampen Life Investment Trust Comstock Portfolio, Class II Shares          0.56       0.25      0.03      0.84(4)
Van Kampen UIF Global Real Estate Portfolio, Class II Shares                  0.85       0.35      0.62      1.82(26)
Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares                      0.75       0.35      0.34      1.44(26)
Wanger International Small Cap                                                0.95         --      0.18      1.13(4)
Wanger U.S. Smaller Companies                                                 0.90         --      0.05      0.95(4)
Wells Fargo Advantage VT Opportunity Fund                                     0.72       0.25      0.21      1.18(27)
Wells Fargo Advantage VT Small Cap Growth Fund                                0.75       0.25      0.24      1.24(27)

 (1) Figures shown in the table are for the year ended Dec. 31, 2005 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses Series II shares to the extent necessary to limit total annual expenses of Series II shares to 1.45% of average daily nets assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees;
      and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2007.



10  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
ANNUITY - NEW YORK - PROSPECTUS


 (2) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation
      Fund, Series II Shares, the "Gross total annual expenses" have been restated to reflect such reorganization.

 (3) Effective Jan. 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees.

 (4) Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2005.

 (5) On April 28, 2006, Columbia High Yield Fund, Variable Series, Class B merged into Nations High Yield Bond Portfolio. On May 1, 2006, Nations
      High Yield Bond Portfolio, changed its name to Columbia High Yield Fund,
      Variable Series, Class B. The Fund's advisor has contractually agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60% through April 30, 2007. In addition, the Fund's distributor has contractually agreed to waive 0.19% of the 12b-1 fees through April 30, 2007. If these waivers were reflected in the table, total annual fund operating expenses would be 0.66%.

 (6) The Fund's Distributor has voluntarily agreed to waive 0.25% of its 12b-1 fees.

 (7) Fee waivers and/or expense reimbursement may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or expense reimbursements may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio.

 (8) The Dreyfus Corporation has agreed, until Dec. 31, 2006, to waive receipt of its fees and/or assume the expenses of the portfolio so that the net expenses do not exceed 1.40% for Dreyfus Variable Investment
      Fund International Value Portfolio, Service Shares (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings).

 (9) The "Gross total annual expenses" exclude expense reductions and fee waivers. These fees have been restated to reflect current fees.

(10) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. These offsets may be discontinued at any time. Including these reductions, the total class operating expenses would have been 0.89% for Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2, 0.89% for
      Fidelity(R) VIP Mid Cap Portfolio Service Class 2 and 1.07% for
      Fidelity(R) VIP Overseas Portfolio Service Class 2. These offsets may be discontinued at any time.

(11) The Fund's administration fee is paid indirectly through the management fee.

(12) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(13) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market
      Fund. This reduction is required by the Fund's Board of Trustees and an exemptive order of the Securities and Exchange Commission. The management fee reduction and net expense was (0.05%) and 0.89%, respectively for FTVIPT Franklin Small Cap Value Securities Fund - Class
      2.

(14) The Fund's annual operating expenses are based on actual expenses for the fiscal year ended Dec. 31, 2005. "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to limit "Other expenses" (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.16% of the Fund's average daily net assets for Goldman Sachs VIT Structured U.S.
      Equity Fund. The Investment Adviser may cease or modify the expense limitations at its discretion at anytime. If this occurs, other expenses and total annual operating expenses may increase without shareholder approval.

(15) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).

(16) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements, that reduced or recaptured series' expenses. Any such expense reductions are not reflected in the table.
      Had these fee reductions been taken into account, "Gross total annual expenses" would be lower.

(17)  Neuberger Berman Management Inc. ("NBMI") has undertaken through Dec.
      31, 2009, to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 2.00% of the average daily net asset value of the International Portfolio and 1.17% of the average daily net asset value of the Socially Responsive Portfolio. The expense limitation arrangements for the Portfolio is contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its limitation described above.

(18) Class S shares of the International Portfolio have a redemption fee of 1.00% for exchanges or redemptions on shares held less than 60 days. The redemption fee is paid to the Portfolio.

(19) Class S shares of the Socially Responsive Portfolio had not commenced operations as of Dec. 31, 2005; the expense figures for this Portfolio are estimated based on an asset size of approximately $95 million.

(20) Expenses may vary in future years. "Other expenses" in the table include transfer agent fees, custodial fees, and accounting and legal expenses the Fund pays. The Fund's transfer agent has voluntarily agreed to limit transfer and shareholder servicing fees to 0.35% per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2005, the transfer agent fees did not exceed the expense limitation described above.

(21)  "Other expense" also includes Underlying Fund expenses. Underlying Fund
      Expenses for the Portfolio are estimated based upon an allocation of the Portfolio's assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying
      Funds. Underlying Fund expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see "Fund of Funds Fees - Annual Underlying Fund
      Expenses" in the Portfolio's prospectus. PIMCO has contractually agreed, for the Portfolio's current fiscal year (12/31), to reduce its Advisory
      Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.60% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(22) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2006, adjusted to reflect current fees.

(23)  The Fund has adopted a plan under Rule 12b-1 of the Investment Company
      Act of 1940. The Fund pays RiverSource Distributors, Inc. an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(24) Management fees include the impact of a performance incentive adjustment that decreased the management fee by 0.04% for RiverSource(SM) Variable
      Portfolio - Balanced Fund, 0.02% for RiverSource(SM) Variable Portfolio
      - Large Cap Equity Fund, 0.04% for RiverSource(SM) Variable Portfolio -
      Large Cap Value Fund, 0.04% for RiverSource(SM) Variable Portfolio - Mid
      Cap Growth Fund, 0.07% for RiverSource(SM) Variable Portfolio - Select
      Value Fund, 0.05% for RiverSource(SM) Variable Portfolio - Small Cap
      Advantage Fund and 0.02% for RiverSource(SM) Variable Portfolio - Small
      Cap Value Fund. Includes the impact of a performance incentive adjustment that increased the management fee by 0.09% for RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund,
      0.004% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund,
      0.02% for RiverSource(SM) Variable Portfolio - Growth Fund, 0.04% for
      RiverSource(SM) Variable Portfolio - International Opportunity Fund and
      0.03% for RiverSource(SM) Variable Portfolio - Mid Cap Value Fund.



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS  11


(25) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and expenses until Dec. 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 0.83% for RiverSource(SM) Variable Portfolio - Core
      Bond Fund, 1.07% for RiverSource(SM) Variable Portfolio - Fundamental
      Value Fund, 0.72% for RiverSource(SM) Variable Portfolio - Global
      Inflation Protected Securities Fund, 0.99% for RiverSource(SM) Variable
      Portfolio - Income Opportunities Fund, 1.05% for RiverSource(SM)
      Variable Portfolio - Large Cap Value Fund, 1.00% for RiverSource(SM)
      Variable Portfolio - Mid Cap Growth Fund, 1.08% for RiverSource(SM)
      Variable Portfolio - Mid Cap Value Fund, 0.495% for RiverSource(SM)
      Variable Portfolio - S&P 500 Index Fund, 1.15% for RiverSource(SM)
      Variable Portfolio - Select Value Fund and 1.21% for RiverSource(SM)
      Variable Portfolio - Small Cap Value Fund.

(26) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion of or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expense such as foreign country tax expense and interest expense on borrowing, do not exceed 1.35%. The adviser may terminate these voluntary waivers at any time at its sole discretion. Additionally, the distributor has agreed to voluntarily waive a portion of the 12b-1 fee for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion. After these fee waivers/reimbursements, net expenses would have been 1.40% for Van Kampen UIF Global Real Estate Portfolio
      Class II Shares and 1.15% for Van Kampen UIF Mid Cap Growth Portfolio
      Class II Shares. In addition, Van Kampen UIF Global Real Estate
      Portfolio Class II Shares was not operational in 2005. Figures in the table are based on estimates assuming the average daily net assets of the Portfolio were not more than $75,000,000.

(27) The Funds' investment adviser has implemented a break point schedule for the Funds' management fees. The management fees charged to the Funds will decline as a Fund's assets grow and will continue to be based on a percentage of the Fund's average daily net assets. Other expenses may include expenses payable to affiliates of Wells Fargo & Company. Other expenses for Wells Fargo Advantage VT Opportunity Fund are based on estimates for the current fiscal year. The adviser has committed through April 30, 2007 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements net expenses would be 1.07% for Wells
      Fargo Advantage VT Opportunity Fund and 1.20% for Wells Fargo Advantage
      VT Small Cap Growth Fund. Please refer to the Fund's prospectus for additional details.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds for the last fiscal year. They assume that you select the optional MAV and Accumulation Benefit(2), if available. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                           IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                    IF YOU SURRENDER YOUR CONTRACT        OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                              AT THE END OF THE APPLICABLE TIME PERIOD:   AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                           1 YEAR     3 YEARS    5 YEARS   10 YEARS     1 YEAR    3 YEARS    5 YEARS   10 YEARS
RAVA 4 ADVANTAGE
With a ten-year surrender charge schedule    $1,801.53   $3,656.41  $5,229.91  $8,232.25  $1,001.53  $2,856.41  $4,529.91  $8,032.25
RAVA 4 ADVANTAGE
With a seven-year surrender charge schedule   1,701.53    3,556.41   5,029.91   8,032.25   1,001.53   2,856.41   4,529.91   8,032.25
RAVA 4 SELECT                                 1,727.87    3,623.70   4,624.66   8,150.95   1,027.87   2,923.70   4,624.66   8,150.95
RAVA 4 ACCESS                                   787.00    2,293.87   3,715.50   6,927.57     787.00   2,293.87   3,715.50   6,927.57

                                                                                           IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                   IF YOU SURRENDER YOUR CONTRACT         OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                              AT THE END OF THE APPLICABLE TIME PERIOD:   AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                              1 YEAR     3 YEARS    5 YEARS   10 YEARS     1 YEAR    3 YEARS    5 YEARS    10 YEARS
RAVA 4 ADVANTAGE
With a ten-year surrender charge schedule    $1,781.03   $3,603.78  $5,155.40  $8,137.46  $  981.03  $2,803.78  $4,455.40  $7,937.46
RAVA 4 ADVANTAGE
With a seven-year surrender charge schedule   1,681.03    3,503.78   4,955.40   7,937.46     981.03   2,803.78   4,455.40   7,937.46
RAVA 4 SELECT                                 1,707.37    3,571.37   4,551.02   8,058.88   1,007.37   2,871.37   4,551.02   8,058.88
RAVA 4 ACCESS                                   766.50    2,238.75   3,633.58   6,808.12     766.50   2,238.75   3,633.58   6,808.12



12 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds for the last fiscal year. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                             IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                    IF YOU SURRENDER YOUR CONTRACT          OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                              AT THE END OF THE APPLICABLE TIME PERIOD:    AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                         1 YEAR      3 YEARS     5 YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
RAVA 4 ADVANTAGE
With a ten-year surrender charge schedule    $964.10    $1,309.03   $1,577.52  $2,112.65   $164.10   $509.03   $  877.52   $1,912.65
RAVA 4 ADVANTAGE
With a seven-year surrender charge schedule   864.10     1,209.03    1,377.52   1,912.65    164.10    509.03      877.52    1,912.65
RAVA 4 SELECT                                 890.45     1,289.20    1,013.03   2,192.87    190.45    589.20    1,013.03    2,192.87
RAVA 4 ACCESS                                 205.82       635.80    1,091.46   2,353.18    205.82    635.80    1,091.46    2,353.18

                                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                     IF YOU SURRENDER YOUR CONTRACT        OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                               AT THE END OF THE APPLICABLE TIME PERIOD:   AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                            1 YEAR      3 YEARS     5 YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
RAVA 4 ADVANTAGE
With a ten-year surrender charge schedule    $943.60    $1,246.34   $1,471.05  $1,889.65   $143.60   $446.34   $  771.05   $1,689.65
RAVA 4 ADVANTAGE
With a seven-year surrender charge schedule   843.60     1,146.34    1,271.05   1,689.65    143.60    446.34      771.05    1,689.65
RAVA 4 SELECT                                 869.95     1,226.85      907.70   1,975.41    169.95    526.85      907.70    1,975.41
RAVA 4 ACCESS                                 185.32       573.64      986.78   2,138.91    185.32    573.64      986.78    2,138.91

(1) In these examples, the contract administrative charge is estimated as a .021% charge for RAVA 4 Advantage, a .028% charge for RAVA 4 Select, and
      .028% for RAVA 4 Access. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

(2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

CONDENSED FINANCIAL INFORMATION

We have not provided condensed financial information for subaccounts because they are new and did not exist as of Dec. 31, 2005.


FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts with history in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statement date.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS  13

THE VARIABLE ACCOUNT AND THE FUNDS


THE VARIABLE ACCOUNT: The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.


The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contracts currently offer subaccounts investing in shares of the funds. For a list of underlying funds with a summary of investment objectives and policies, investment advisers and subadvisers, please see Appendix A.

o INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

o PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM: Each underlying fund generally is available (unless we exclude it) to be a component fund of the model portfolios of the PN program (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). Under the PN program, contract values are rebalanced on a quarterly basis and model portfolios are periodically updated. This quarterly rebalancing and periodic updating of the model portfolios can cause a component fund to incur transactional expenses to raise cash for money flowing out of the fund or to buy securities with money flowing into the fund. Moreover, a large outflow of money from a fund may increase the expenses attributable to the assets remaining in the fund. These expenses can adversely affect the performance of the relevant fund. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. Even if you do not participate in the PN program, a fund in which your subaccount invests may be impacted if it is a component fund of one or more model portfolios.

o FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

o ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


14 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

o     REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF
      INTEREST: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to, compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


      We and/or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue. The amount of this revenue is most often based on a percentage of average daily net assets invested in the fund. For example, the revenue we receive from affiliates of funds other than the RiverSource Variable Portfolio Funds (unaffiliated funds) currently ranges up to 0.55% of the average daily net assets invested in the fund through this contract and other contracts we or our affiliates issue. In some cases, this revenue may be based, in part, on sales one of our affiliates makes of other securities including, but not limited to, publicly-traded retail mutual funds and/or the average daily net assets resulting from these sales. We or our affiliates may also receive revenue which is not based on a percentage of average daily net assets.


      The amount of this revenue varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Portfolio Funds. These revenue payments may also influence recommendations your sales representative makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

      The revenue we receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

      Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid to us and/or our affiliates in 2005.

o WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive this revenue for various purposes including, but not limited to:

      o Compensating, training and educating sales representatives who sell the contracts.

      o Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

      o Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and sales representatives.

      o Providing sub-transfer agency and shareholder servicing to contract owners.

      o Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

      o Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

      o Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

      o Subaccounting, transaction processing, recordkeeping and administration.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS  15

o SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

      o Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

      o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

o SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

      o Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

      o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

THE FIXED ACCOUNT


The fixed account is our general account. Amounts allocated to the fixed account become part of our general account. The fixed account includes the regular fixed account and the Special DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time in our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and RiverSource Life of NY's revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account may vary by state but will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life of NY.


The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

THE REGULAR FIXED ACCOUNT

For RAVA 4 Advantage and RAVA 4 Select, unless the PN program is in effect, you also may allocate purchase payments and purchase payment credits or transfer contract value to the regular fixed account. For RAVA 4 Access contracts, you cannot allocate purchase payments to the regular fixed account unless it is included in the PN program model portfolio you selected. The value of the regular fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. We reserve the right to limit purchase payment allocations to the regular fixed account if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the regular fixed account.)

THE SPECIAL DCA FIXED ACCOUNT

You also may allocate purchase payments and purchase payment credits to the Special DCA fixed account, when available. The Special DCA fixed account is available for new purchase payments. The value of the Special DCA fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment is guaranteed for the period of time money remains in the Special DCA fixed account. (See "Making the Most of Your Contract -- Special Dollar Cost Averaging Program" for more information on the Special DCA fixed account.)


16 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

BUYING YOUR CONTRACT

You can fill out an application and send it along with your initial purchase payment to our office. You may buy RAVA 4 Advantage, RAVA 4 Select or RAVA 4 Access. Each contract has different mortality and expense risk fees. RAVA 4 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 4 Select has a three-year surrender charge schedule and lower mortality and expense risk fees then RAVA 4 Access. RAVA 4 Advantage offers a choice of a seven-year or ten-year surrender charge schedule and the lowest mortality and expense risk fees of the three contracts. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you are 90 or younger.

When you apply, you may select among the following:

o the regular fixed account(1), subaccounts and/or the special DCA fixed accounting which you want to invest;

o     how you want to make purchase payments;

o     a beneficiary;

o under RAVA 4 Advantage, the length of the surrender charge period (seven or ten years);

o     the optional PN program;

o     one of the following optional death benefits:

      o     ROPP Death Benefit(3);

      o     MAV Death Benefit(3);

      o     5-Year MAV Death Benefit(3); and

o under RAVA 4 Advantage and RAVA 4 Select, one of the following optional living benefits that require the use of the PN program:

      o     Accumulation Benefit rider(4); or

      o     GWB for Life(SM) rider(4).

(1) For RAVA 4 Access contracts, you cannot select the regular fixed account unless it is included in a PN program model portfolio you selected.

(3) You may select any one of the ROPP, MAV or 5-Year MAV riders. You cannot select both the MAV and 5-Year MAV. The MAV and 5-Year MAV are only available if you are 75 or younger at the rider effective date. ROPP is only available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are 75 or younger.

(4) You may select either the Accumulation Benefit or the GWB for Life(SM) rider. The Accumulation Benefit and GWB for Life(SM) riders are only available if you are 80 or younger at the rider effective date.

The contracts provide for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account, to the fixed account and/or to the Special DCA account (when available) in even 1% increments. There may be certain restrictions on the amount you may allocate to the regular fixed account. For RAVA 4 Access contracts, purchase payment credits are not available and you cannot allocate purchase payments to the regular fixed account unless it is included in a PN program model portfolio you selected. (See "Purchase Payments.")

If your application is complete, we will process it and apply your purchase payment and purchase payment credits to the regular fixed account, the Special DCA fixed account and/or subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS  17

THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date as the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities. You can also select a date within the maximum limits. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the settlement date must be:

o     no earlier than 13 months after the contract's effective date; and

o no later than your 90th birthday or the tenth contract anniversary, if purchased after age 80.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the settlement date generally must be:

o for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

o for all other qualified annuities, by April 1 of the year following the calendar year when you reach age 70 1/2, or, if later, retire (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as your 90th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for these contracts.

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS*

If paying by installments under a scheduled payment plan:

   $23.08 biweekly, or
   $50 per month

                                                RAVA 4 ADVANTAGE     RAVA 4 SELECT      RAVA 4 ACCESS
If paying by any other method:
   initial payment for qualified annuities           $  1,000           $  2,000           $  2,000
   initial payment for nonqualified annuities           2,000             10,000             10,000
   for any additional payments                             50                 50                 50

*     RAVA 4 ADVANTAGE AND RAVA 4 SELECT BAND 3 ANNUITIES SOLD TO INDIVIDUALS
      OTHER THAN ADVISORS AND EMPLOYEES: Require a minimum $1,000,000 initial purchase payment and office approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is age 85 or younger and $50,000 if your age on the effective date of the contract is age 86 to 90.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS** (without office approval) based on your age on the effective date of the contract:

                                                RAVA 4 ADVANTAGE      RAVA 4 SELECT      RAVA 4 ACCESS
For the first year:
   through age 85                                    $999,999***        $999,999***        $999,999***
   for ages 86 to 90                                  100,000            100,000            100,000
For each subsequent year:
   through age 85                                     100,000            100,000            100,000
   for ages 86 to 90                                   50,000             50,000             50,000

** Installments must total at least $600 in the first year. If you do not make any purchase payments for 36 months, and your contract value is less than $2,000, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.


*** These limits apply in total to all RiverSource Life of NY annuities you own. We reserve the right to increase maximum limits. For qualified annuities the the Code's limits on annual contributions also apply. We also reserve the right to restrict the cumulative purchase payments for contracts with the GWB for Life(SM) rider.


We reserve the right to not accept purchase payments allocated to the regular fixed account for six months following either:

1.    a partial surrender from the regular fixed account; or

2.    a lump sum transfer from the regular fixed account to a subaccount.


18 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

HOW TO MAKE PURCHASE PAYMENTS

1  BY LETTER

For initial purchase payment, send your check along with your name and contract number to:

Regular mail:


RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

P.O. BOX 5144
ALBANY, NY 12205

Express mail:


RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

For subsequent purchase payments, send your check along with your name and contract number to:


RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2  BY SCHEDULED PAYMENT PLAN

We can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or

o     a bank authorization.

PURCHASE PAYMENT CREDITS

PURCHASE PAYMENT CREDITS ARE NOT AVAILABLE FOR RAVA 4 ACCESS.

FOR RAVA 4 ADVANTAGE: we add a credit to your contract in the amount of:

o     1% of each purchase payment received:

      - if you elect the ten-year surrender charge schedule for your contract and the initial purchase payment is under $100,000; or

      - if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

o 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

FOR RAVA 4 ADVANTAGE - BAND 3: we add a credit to your contract in the amount of:

o     2% of each purchase payment received:

      - if you elect the seven-year surrender charge schedule for your contract.

o     3% of each purchase payment received:

      - if you elect the ten-year surrender charge schedule for your contract.

Surrender charges under RAVA 4 Advantage and RAVA 4 Advantage - Band 3 may be higher and longer than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, there could be circumstances where you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full surrender before year ten. We pay for the credits under RAVA 4 Advantage and RAVA 4 Advantage - Band 3 primarily through revenue from a higher and longer surrender charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

FOR RAVA 4 SELECT: we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000 but less than $1,000,000.

FOR RAVA 4 SELECT - BAND 3: we add a credit to your contract in the amount of 2% of each purchase payment received in the first contract year.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS  19

Expenses under RAVA 4 Select and RAVA 4 Select- Band 3 may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. We pay for the credits under RAVA 4 Select and RAVA 4 Select- Band 3 primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

We fund all credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief - Free look period.")

We will assess a charge, similar to a surrender charge, equal to the amount of the unamortized portion of the purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract. The unamortized portion is based on the number of calendar days remaining in the 12 month period since the purchase payment credit was applied. The amount we pay to you under these circumstances will always equal or exceed your surrender value.

We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the regular fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the Special DCA fixed account. The contract administrative charge is only deducted from any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50. We will waive this $30 charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the full charge at the time of surrender regardless of the contract value or purchase payments made. This charge does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:

                                                   RAVA 4 ADVANTAGE         RAVA 4 SELECT      RAVA 4 ACCESS
For nonqualified annuities                               1.05%                   1.30%              1.45%
For qualified annuities                                   .85%                   1.10%              1.25%

This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the regular fixed account or the Special DCA fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner lives and no matter how long our entire group of owners lives. If, as a group, owners outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge more than $20.00 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.


20 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge for RAVA 4 Advantage or RAVA 4 Select, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE

If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA 4 Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. For RAVA 4 Select, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. There is no surrender charge for RAVA 4 Access. The surrender charge percentages that apply to you are shown in your contract.

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the GWB for Life(SM) rider:

CONTRACTS WITHOUT GWB FOR LIFE(SM) RIDER

The TFA is the greater of:


o     10% of the contract value on the prior contract anniversary*; or


o     current contract earnings.

CONTRACTS WITH GWB FOR LIFE(SM) RIDER

The TFA is the greatest of:

o     10% of the contract value on the prior contract anniversary*;

o     current contract earnings;


o     the Remaining Benefit Payment; or


o     the Remaining Annual Lifetime Payment.

* We consider all purchase payments received and any purchase payment credit applied prior to your surrender request to be the prior contract anniversary's contract value during the first contract year.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the regular fixed account or the Special DCA fixed account.

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

SURRENDER CHARGE UNDER RAVA 4 ADVANTAGE:

For purposes of calculating any surrender charge under RAVA 4 Advantage, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS  21

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected:

                   SEVEN-YEAR SCHEDULE                                    TEN-YEAR SCHEDULE
   NUMBER OF COMPLETED                                      NUMBER OF COMPLETED
 YEARS FROM DATE OF EACH             SURRENDER CHARGE     YEARS FROM DATE OF EACH     SURRENDER CHARGE
     PURCHASE PAYMENT                   PERCENTAGE           PURCHASE PAYMENT             PERCENTAGE
          0                                   7%                     0                        8%
          1                                   7                      1                        8
          2                                   7                      2                        8
          3                                   6                      3                        7
          4                                   5                      4                        7
          5                                   4                      5                        6
          6                                   2                      6                        5
          7+                                  0                      7                        4
                                                                     8                        3
                                                                     9                        2
                                                                    10+                       0

SURRENDER CHARGE UNDER RAVA 4 SELECT:

For purposes of calculating any surrender charge under RAVA 4 Select, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

               CONTRACT YEAR                         SURRENDER CHARGE PERCENTAGE
                     1                                              7%
                     2                                              7
                     3                                              7
                     Thereafter                                     0

SURRENDER CHARGE UNDER RAVA 4 ACCESS:

There is no surrender charge if you surrender all or part of your contract.

PARTIAL SURRENDERS:

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge.

For an example, see Appendix B.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.


22 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

o     surrenders of any contract earnings;

o surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

o if you elected the GWB for Life(SM) rider, the greater of your contract's Guaranteed Benefit Payment or Annual Lifetime Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;

o required minimum distributions from a qualified annuity provided the amount is no greater than the RMD amount calculated under your specific contract, currently in force;

o contracts settled using an annuity payout plan*, unless an Annuity Payout Plan E is later surrendered;

o     amounts we refund to you during the free look period*;

o     death benefits*;

o surrenders you make under your contract's "Waiver of Surrender Charges for Hospital or Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. You must provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse are confined to a nursing home or hospital and have been for the prior 60 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.); and

o surrenders you make under your contract's "Waiver of Surrender Charges for Terminal Illness Disability Diagnosis" provision*. To the extent permitted by state law, this provision applies when you are under age 76 on the date we issue the contract. Under this provision, we will waive surrender charges that we normally assess for surrenders you make if you are diagnosed after the contract issue date as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of a licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.

ACCUMULATION BENEFIT RIDER FEE

We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.60% of the greater of your contract value or the minimum contract accumulation value. The deduction will occur on the 60th day after each contract anniversary and on the Benefit Date. We prorate this fee among the variable subaccounts but not the regular fixed account in the same proportion as your interest in each bears to your total variable account contract value. Once you elect the Accumulation Benefit rider, you may not cancel it and the fee will continue to be deducted through the end of the waiting period or when annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.

Currently, the Accumulation Benefit rider charge does not vary with the model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider fee for each model portfolio for new contract owners. The Accumulation Benefit rider fee will not exceed a maximum charge of 2.50%.

We will not change the Accumulation Benefit rider charge after the rider effective date unless:

(a) you choose the annual Elective Step Up after we have exercised our rights to increase the rider charge;

(b) you choose elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you change your model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS  23

If you elect to change your model portfolio after we have exercised our right to increase the fee we charge for this rider, or after we have exercised our right to establish fees for this rider which vary by model portfolio, the increase in fees we charge for this rider will become effective on the contract anniversary following your change of model portfolio. Any model portfolio changes on the contract anniversary will have the new charge effective on that contract anniversary. Also, in the event you change your model portfolio twice in the same contract year (see "Portfolio Navigator Asset Allocation Program"), the fee we charge for this rider will be the greatest fee applicable to any model portfolio which you have selected during the contract year.

If you choose the Elective Step Up or change your model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your model portfolio. For Elective Step Ups, this change will be in effect for the entire contract year.

The fee does not apply after annuity payouts begin.

(1) Available if you are 80 or younger at the rider effective date. You must select a model portfolio with this rider (see "Portfolio Navigator Asset Allocation Program"). Not available with GWB for Life(SM).

GWB FOR LIFE(SM) RIDER FEE

We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.65% of the greater of the contract value or the remaining benefit amount (RBA). The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the subaccounts but not the regular fixed account in the same proportion as your interest in each bears to your total variable account contract value.

Once you elect the GWB for Life(SM) rider, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA or the annual lifetime payment (ALP) goes to zero but the contract value has not been depleted, you will continue to be charged.

Currently, the GWB for Life(SM) rider charge does not vary with the PN program model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio for new contract owners. The GWB for Life(SM) rider charge will not exceed a maximum charge of 1.50% for new contract owners.

We will not change the GWB for Life(SM) rider charge after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge;

(b) you choose elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you change your PN program model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your PN program model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you chose the elective spousal continuation step up or change your model portfolio after we have exercised our right to increase the fee we charge for this rider, or after we have exercised our right to establish fees for this rider which vary by model portfolio, the increase in fees we charge for this rider will become effective on the contract anniversary following your change. Any changes on the contract anniversary will have the new fee effective on that contract anniversary. Also, in the event you change your model portfolio more than once in the same contract year (see "Portfolio Navigator Asset Allocation Program"), the fee we charge for this rider will be the greatest fee applicable to any model portfolio which you have selected during the contract year.

If you chose the elective step up, you will pay the fee in effect on the valuation date we receive your written request to step up. If you chose an elective step up on the first contract anniversary, any increase in fees we charge for this rider for the Step up will not become effective until the third contract year. In the event of more than one change in model portfolio and/or elective step up occurring in the same contract year, the fee we charge for this rider will be the highest fee applicable to any of these changes.

The fee does not apply after annuity payouts begin.

(1) Available if you are 80 or younger at the rider effective date. and age. You must select a model portfolio with this rider (see "Portfolio Navigator Asset Allocation Program").


24 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

ROPP RIDER FEE

We charge a fee for this optional feature only if you select it(1). If selected, we deduct an annual fee of 0.20% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.30%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(1) Available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are age 75 or younger on the contract effective date at no additional cost.

MAV RIDER FEE

We charge a fee for the optional feature only if you select it.(2) If selected, we deduct an annual fee of 0.25% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.35%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(2) Available if you are 75 or younger at the rider effective date and it is not available with the 5-Year MAV.

5-YEAR MAV RIDER FEE

We charge a fee for this optional feature only if you select it(3). If selected, we deduct an annual fee of 0.10% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each account bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(3) Available if you are 75 or younger at the rider effective date. Not available with the MAV.

FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

VALUING YOUR INVESTMENT

We value your accounts as follows:

REGULAR FIXED ACCOUNT

We value the amounts you allocate to the regular fixed account directly in dollars. The regular fixed account value equals:

o the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the regular fixed account;

o     plus interest credited;

o minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

o     minus any prorated portion of the contract administrative charge.

SPECIAL DCA FIXED ACCOUNT

We value the amounts you allocate to the Special DCA fixed account directly in dollars. The Special DCA fixed account value equals:

o the sum of your purchase payments and purchase payment credits allocated to the Special DCA fixed account;

o     plus interest credited;

o minus the sum of amounts surrendered (including any applicable surrender charges); and

o     minus amounts transferred out.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS  25

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o     dividing that sum by the previous adjusted net asset value per share;
      and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o     additional purchase payments you allocate to the subaccounts;

o     any purchase payment credits allocated to the subaccounts;

o     transfers into or out of the subaccounts;

o     partial surrenders;

o     surrender charges;

and a deduction of:

o     a prorated portion of the contract administrative charge;

o     a prorated portion of the ROPP rider fee (if selected);

o     a prorated portion of the MAV rider fee (if selected);

o     a prorated portion of the 5-Year MAV rider fee (if selected);

o     a prorated portion of the Accumulation Benefit rider fee (if selected);
      and/or

o     a prorated portion of the GWB for Life(SM) rider fee (if selected).

Accumulation unit values will fluctuate due to:

o     changes in fund net asset value;

o     fund dividends distributed to the subaccounts;

o     fund capital gains or losses;

o     fund operating expenses; and/or

o     mortality and expense risk fees.


26 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account to one or more subaccounts. Automated transfers from the regular fixed account to the subaccounts under automated dollar-cost averaging may not exceed an amount that, if continued, would deplete the regular fixed account within 12 months. You may not set-up an automated transfer to the regular fixed account or the Special DCA fixed account. You may not set up an automated transfer if the GWB for Life(SM), Accumulation Benefit, or PN program is selected. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                      NUMBER
By investing an equal number                                      AMOUNT       ACCUMULATION          OF UNITS
of dollars each month ...                           MONTH        INVESTED       UNIT VALUE           PURCHASED
                                                     Jan           $100            $20                  5.00
you automatically buy                                Feb            100             18                  5.56
more units when the                                  Mar            100             17                  5.88
per unit market price is low ... ------------>       Apr            100             15                  6.67
                                                     May            100             16                  6.25
                                                     June           100             18                  5.56
and fewer units                                      July           100             17                  5.88
when the per unit                                    Aug            100             19                  5.26
market price is high.            ------------>       Sept           100             21                  4.76
                                                     Oct            100             20                  5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features, contact your sales representative.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS  27

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your purchase payment is at least $10,000, you can choose to participate in the Special DCA program (if available). There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month Special DCA fixed account according to the following rules:

o You may only allocate a new purchase payment of at least $10,000 to a Special DCA fixed account.

o You cannot transfer existing contract values into a Special DCA fixed account.

o Each Special DCA arrangement consists of six monthly transfers that begin seven days after we receive your purchase payment.

o We make monthly transfers of your Special DCA fixed account value into the subaccounts or PN program model portfolio you select.

o You may not use the regular fixed account or the Special DCA fixed account as a destination for the Special DCA monthly transfer. (Exception: if an PN program is in effect, and the model portfolio you have selected includes the regular fixed account, amounts will be transferred from the Special DCA fixed account to the regular fixed account according to the allocation percentage established for the model portfolio you have selected.)

o We will change the interest rate on each Special DCA fixed account from time to time at our discretion based on factors that include the competition and the interest rate we are crediting to the regular fixed account at the time of the change.

o We credit each Special DCA fixed account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the length of the Special DCA arrangement on the balance remaining in your Special DCA fixed account. Therefore, the net effective interest rate you receive is less than the stated annual rate.

o We do not credit this interest after we transfer the value out of the Special DCA fixed account into the accounts you selected.

o Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA fixed account and allocate new purchase payments to it.

o Funding from multiple sources are treated as individual purchase payments and a new Special DCA fixed account is opened for each payment (if the Special DCA fixed accounts are available on the valuation date we receive your payment).

o You may terminate your participation in the Special DCA program at any time. If you do, for RAVA 4 Advantage and RAVA 4 Select, we will transfer the remaining balance from your Special DCA fixed account to the regular fixed account, if no other specification is made. Interest will be credited according to the rates in effect on the regular fixed account and not the rate that was in effect on the Special DCA fixed account. For RAVA 4 Access, we will transfer the remaining balance from your Special DCA fixed account to variable subaccounts you specified in your termination request, or if no specification is made, according to your current purchase payment allocation. (Exception: if a PN program is in effect when you elect to end your participation in the Special DCA program, and the asset allocation program does not end at the same time, we will transfer the remaining balance to the model portfolio which is in effect.)

o We can modify the terms of the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA fixed account. For more information on the Special DCA program, contact your sales representative.

The Special DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.


28 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

ASSET REBALANCING

You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the regular fixed account or the Special DCA fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

Different rules apply to asset rebalancing under the Portfolio Navigator program (see "Portfolio Navigator Asset Allocation Program" below).

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM) The PN program is available for nonqualified annuities and for qualified annuities, except under 401(a) plans. The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in a fund with a particular investment objective (underlying fund), and may include the regular fixed account (if available under the PN program) that represent various asset classes (allocation options). The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio. You are required to participate in the PN program if your contract includes an optional Accumulation Benefit rider or GWB for Life(SM) rider. If your contract does not include one of these riders, you also may elect to participate in the PN program at no additional charge. You should review any PN program information, including the terms of the PN program, carefully. Your sales representative can provide you with additional information and can answer questions you may have on the PN program.

SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at the time they enroll in the PN program.

Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.

We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS  29

In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Portfolio Funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Portfolio Funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios.


As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Portfolio Funds and certain allocation options, we may have an incentive to identify the RiverSource Variable Portfolio Funds and such allocation options for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Portfolio Funds, monitors the performance of the RiverSource Variable Portfolio Funds. In this role RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Portfolio Funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Portfolio Fund. RiverSource Investments also may believe that certain RiverSource Variable Portfolio Funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.


RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from the regular fixed account than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.


PARTICIPATING IN THE PN PROGRAM. If you choose or are required to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your sales representative can help you make this determination. In addition, your sales representative may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life of NY nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.


Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the regular fixed account that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts and/or the regular fixed account according to the allocation percentages stated for the specific model portfolio you have selected. You also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the Special DCA fixed account (and subaccounts we may choose to allow for DCA arrangements which are not part of a model portfolio--"excluded accounts") into the model portfolio you have chosen.

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. Model portfolios also may be evaluated in connection with the liquidation, substitution or merger of an underlying fund, a change in the investment objective of an underlying fund or when an underlying fund stops selling its shares to the variable account. As a result, the model portfolios may be updated from time to time with new allocation options and allocation


30 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value, less amounts allocated to the Special DCA fixed account, is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value, less amounts allocated to the Special DCA fixed account, according to the updated model portfolio. If you do not want your contract value, less amounts allocated to the Special DCA fixed account, to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.

In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above. If your contract includes an optional Accumulation Benefit or GWB for Life(SM) rider and you make such a change (other than a scheduled periodic reallocation), we may charge you a higher fee for your optional Accumulation Benefit or GWB for Life(SM) rider. If your contract includes the GWB for Life(SM) rider, we reserve the right to limit the number of model portfolios which you can select based on the dollar amount of purchase payments you make, subject to state restrictions.

RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes the right to offer more or fewer model portfolios and to vary the allocation options and/or allocation percentages within those model portfolios. If permitted under applicable securities law, we reserve the right to substitute a fund of funds for your current model portfolio. We also reserve the right to discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN program, we would either have to find a replacement investment adviser or terminate the PN program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS  31

PN PROGRAM UNDER THE ACCUMULATION BENEFIT RIDER AND GWB FOR LIFE(SM) RIDER

If you purchase the optional Accumulation Benefit rider or the optional GWB for Life(SM) rider, you are required to participate in the PN program under the terms of each rider.

o ACCUMULATION BENEFIT RIDER: You cannot terminate the Accumulation Benefit rider. As long as the Accumulation Benefit rider is in effect, your contract value must be invested in one of the model portfolios. The Accumulation Benefit rider automatically ends at the end of the waiting period and you then have the option to cancel your participation in the PN program. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL THE END OF THE WAITING PERIOD.

o GWB FOR LIFE(SM) RIDER: The GWB for Life(SM) rider requires that your contract value be invested in one of the model portfolios for the life of the contract. Subject to certain restrictions, we reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make. Because you cannot terminate the GWB for Life(SM) rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to participate in any of the model portfolios. SURRENDER CHARGES AND TAX PENALTIES MAY APPLY. THEREFORE, YOU SHOULD NOT SELECT THE GWB FOR LIFE(SM) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.

OPTIONAL PN PROGRAM

If you do not select the optional Accumulation Benefit rider or the optional GWB for Life(SM) rider with your contract, you may elect to participate in the PN program by adding the optional PN program to your contract at no additional charge.You can elect to participate in the PN program at any time. You may cancel your participation in the PN program at any time by giving us written notice. Upon cancellation, automated rebalancing associated with the PN program will end. You will also cancel the PN program if you initiate transfers other than transfers to one of the current model portfolios or transfers from a Special DCA fixed account (see "Special Dollar-Cost Averaging (Special DCA) Program") or an excluded account. Partial surrenders do not cancel the PN program. The PN program will terminate on the date you make a full surrender from your contract or on your settlement date.

TRANSFERRING BETWEEN ACCOUNTS

The transfer rights discussed in this section do not apply while a model portfolio is in effect.

You may transfer contract value from any one subaccount or the regular fixed account to another subaccount before annuity payouts begin. For RAVA 4 Advantage and RAVA 4 Select contracts, certain restrictions apply to transfers involving the regular fixed account. For RAVA 4 Access contracts, you cannot transfer to the regular fixed account unless it is included in the PN program model portfolio that you selected.

When your request to transfer will be processed depends on when we receive it:

o If we receive your transfer request at our office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

o If we receive your transfer request at our office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE OR LESS RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.


32 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

o diluting the value of an investment in an underlying fund in which a subaccount invests;

o increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

o preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of asset allocation or dollar-cost averaging. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

o     requiring transfer requests to be submitted only by first-class U.S.
      mail;

o not accepting hand-delivered transfer requests or requests made by overnight mail;

o     not accepting telephone or electronic transfer requests;

o     requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney;

o     limiting the dollar amount that you may transfer at any one time; or

o     suspending the transfer privilege.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE, EXCHANGE AND REDEMPTION OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS  33

COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

o Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

o Even if we determine that your transfer activity does not constitute market timing, under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. Orders we place to purchase fund shares for the variable accounts are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

o Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

o Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

o Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities, such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSES TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

FOR RAVA 4 ADVANTAGE AND RAVA 4 SELECT

o Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract values from the subaccounts to the regular fixed account. However, if you made a transfer from the regular fixed account to the subaccounts, you may not make a transfer from any subaccount back to the regular fixed account for six months. We reserve the right to limit transfers to the regular fixed account if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. You may not make a transfer to the Special DCA fixed account.

o You may transfer contract values from the regular fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Currently, transfers out of the regular fixed account are limited to the greater of: a) 30% of the regular fixed account value at the beginning of the contract year, or b) the amount transferred out of the regular fixed account in the previous contract year, excluding any automated transfer amounts.

o If we receive your request within 30 days before the contract anniversary date, the transfer from the regular fixed account to the subaccounts will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the regular fixed account to the subaccounts will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the regular fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the regular fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

FOR RAVA 4 ACCESS

o Before annuity payouts begin, you may transfer contract values between the subaccounts.

o You may not make a transfer to the regular fixed account unless it is part of a model portfolio in which you elect to participate.

o     You may not make a transfer to the Special DCA fixed account.

o Once annuity payouts begin, you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.


34 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

HOW TO REQUEST A TRANSFER OR SURRENDER

1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number *and signed request for a transfer or surrender to:

Regular mail:


RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

20 MADISON AVENUE EXTENSION
P.O. BOX 5144
ALBANY, NY 12205

Express mail:


RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT

Transfers or surrenders:    $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders:    Contract value or entire account balance

*     Failure to provide your Social Security Number or Taxpayer
      Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your sales representative can help you set up automated transfers or partial surrenders among your subaccounts or regular fixed account.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers to the regular fixed account or the Special DCA fixed account are not allowed.

o Automated surrenders may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial surrenders are in effect.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

o The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

MINIMUM AMOUNT

Transfers or surrenders:  $ 50

MAXIMUM AMOUNT

Transfers or surrenders:  None (except for automated transfers from the regular fixed account)


3 BY TELEPHONE


Call between 8 a.m. and 6 p.m. (Monday-Thursday), 8 a.m. and 4:30 p.m. (Friday). All Eastern Times.

(800) 541-2251 (toll free)
(518) 869-8613

MINIMUM AMOUNT

Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT

Transfers:                Contract value or entire account balance

Surrenders:               $ 50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS  35

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges, or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the GWB for Life(SM) rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the GWB for Life(SM) rider, your benefits under the rider may be reduced (see "Optional Benefits -- Guarantor Withdrawal Benefit for Life(SM)"). In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the regular fixed account, in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. We will not withdraw money from any Special DCA fixed account you may have, unless insufficient amounts are available from your subaccounts and/or regular fixed account.

RECEIVING PAYMENT

1 BY REGULAR OR EXPRESS MAIL

o     payable to you;

o     mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 BY WIRE

o     request that payment be wired to your bank;

o     bank account must be in the same ownership as your contract; and

o     pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

      - the surrender amount includes a purchase payment check that has not cleared;

      - the NYSE is closed, except for normal holiday and weekend closings;

      -     trading on the NYSE is restricted, according to SEC rules;

      - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

      - the SEC permits us to delay payment for the protection of security holders.


36 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

      -     you are at least age 59 1/2;

      -     you are disabled as defined in the Code;

      - you severed employment with the employer who purchased the contract; or

      -     the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

o If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have selected the GWB for Life(SM) or Accumulation Benefit rider.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV, 5-Year MAV, ROPP, Accumulation Benefit or GWB for Life(SM). If you change ownership of your contract, we will terminate the ROPP. In addition, the terms of the MAV and the 5-Year MAV will change due to a change of ownership. If the new owner is older than age 75, the MAV and the 5-Year MAV will terminate. If the MAV or the 5-Year MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV or the 5-Year MAV equal to the account value. Otherwise, the MAV or the 5-Year MAV value will not change due to a change in ownership. The Accumulation Benefit rider and the GWB for Life(SM) rider will continue upon change of ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS  37

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon your death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner. If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If you are age 75 or younger on the date we issue the contract, the beneficiary receives the greater of:

o     contract value, less any purchase payment credits subject to reversal;
      or

o     purchase payments minus adjusted partial surrenders.

If you are age 76 or older on the date we issue the contract, the beneficiary receives the contract value, less any purchase payment credits subject to reversal.

ADJUSTED PARTIAL SURRENDERS
                                       PS X DB
                                       -------
                                         CV

      PS = the partial surrender including any applicable surrender charge.

      DB = the death benefit on the date of (but prior to) the partial surrender.

      CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 75 OR YOUNGER ON THE CONTRACT EFFECTIVE DATE:

o     You purchase the contract with a payment of $20,000 on Jan. 1, 2007.

o On March 1, 2008 the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

            We calculate the death benefit on March 1, 2008 as follows:

            The total purchase payments minus adjustments for partial surrenders:

            Total purchase payments                                 $20,000

            minus adjusted partial surrenders, calculated as:

            $1,500 x $20,000                                        - 1,667
            ---------------- =                                      -------
                $18,000

            for a death benefit of:                                 $18,333

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 76 OR OLDER ON THE CONTRACT EFFECTIVE DATE:

o     You purchase the contract with a payment of $20,000 on Jan. 1, 2007.

o On March 1, 2008 the contract value falls to $18,000, at which point you take a $1,500 partial surrender leaving a contract value of $16,500.

We calculate the death benefit on March 1, 2008 to be $16,500.

IF YOU DIE BEFORE YOUR SETTLEMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse elects to keep the contract as owner, the following describes the standard death benefit:

o If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:

      o contract value, less any purchase payment credits subject to reversal; or

      o     purchase payments minus adjusted partial surrenders.

If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal.

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.


38 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

o payouts begin no later than one year after your death, or other date as permitted by the IRS; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

o SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects to treat the contract as his/her own, the following describes the standard death benefit:

o If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:

      o contract value, less any purchase payment credits subject to reversal; or

      o     purchase payments minus adjusted partial surrenders.

If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal.

If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

o NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

      o the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

      o payouts begin no later than one year following the year of your death; and

      o the payout period does not extend beyond the beneficiary's life or life expectancy.

o ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

OPTIONAL DEATH BENEFITS

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP)

The ROPP is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

o     purchase payments minus adjusted partial surrenders.

ADJUSTED PARTIAL SURRENDERS FOR THE ROPP DEATH BENEFIT

                                                       PS X DB
                                                       -------
                                                          CV

      PS = the partial surrender including any applicable surrender charge.

      DB = the death benefit on the date of (but prior to) the partial surrender.

      CV = the contract value on the date of (but prior to) the partial surrender.

If you are age 76 or older at contract issue, you may choose to add the ROPP to your contract. Generally, you must elect the ROPP at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the ROPP may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the ROPP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS  39

TERMINATING THE ROPP

o You may terminate the ROPP rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the ROPP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The ROPP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

If you terminate the ROPP, the standard death benefit applies.

For an example, see Appendix B.

IF YOUR SPOUSE IS THE SOLE BENEFICIARY AND WAS AGE 76 OR OLDER AS OF THE DATE WE ISSUED THE CONTRACT, he or she may choose to continue the ROPP. In that case, the ROPP rider charges described in "Charges -- ROPP Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the ROPP rider. Your spouse also has the option of discontinuing the ROPP rider within 30 days of the date he or she elects to continue the contract. If your spouse is age 75 or younger as of the date we issued the contract, the ROPP will terminate.

NOTE: For special tax considerations associated with the ROPP, see "Taxes."

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)

The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account or Special DCA fixed account values during the time you have amounts allocated to these accounts. Be sure to discuss with your sales representative whether or not the MAV is appropriate for your situation.

If you are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV for new contracts.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

o     purchase payments minus adjusted partial surrenders; or

o the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE MAV

o You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

For an example, see Appendix C.


IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid



40 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.


MAXIMUM FIVE YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV)

The 5-Year MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The 5-Year MAV does not provide any additional benefit before the fifth contract anniversary after the rider effective date. The 5-Year MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum five year anniversary value at age 81, the 5-Year MAV rider fee continues to apply until the rider terminates. In addition, the 5-Year MAV does not provide any additional benefit with respect to regular fixed account or Special DCA fixed account values during the time you have amounts allocated to these accounts. Be sure to discuss with your sales representative whether or not the 5-Year MAV is appropriate for your situation.

If you are age 75 or younger at contract issue, you may choose to add the 5-Year MAV to your contract. Generally, you must elect the 5-Year MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the 5-Year MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the 5-Year MAV for new contracts.

On the fifth contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every fifth contract anniversary after that, through age 80, we compare the previous 5-year anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

o     purchase payments minus adjusted partial surrenders; or

o the maximum anniversary value as calculated on the most recent fifth contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE 5-YEAR MAV

o You may terminate the 5-Year MAV rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the 5-Year MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The 5-Year MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The 5-Year MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the 5-Year MAV, the standard death benefit applies.

For an example, see Appendix C.


IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the 5-Year MAV. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the 5-Year MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the 5-Year MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the 5-Year MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the 5-Year MAV rider, the contract value will be increased to the 5-Year MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS  41

OPTIONAL LIVING BENEFITS

GUARANTEED MINIMUM ACCUMULATION BENEFIT (ACCUMULATION BENEFIT) RIDER

THE ACCUMULATION BENEFIT RIDER IS NOT AVAILABLE FOR RAVA 4 ACCESS.

The Accumulation Benefit rider is an optional benefit that you may select for an additional charge. It is available for nonqualified annuities and qualified annuities, except under 401(a) plans. The Accumulation Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date. On the benefit date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Benefit rider, the Accumulation Benefit rider ends without value and no benefit is payable.

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Benefit rider will terminate without value and no benefits will be paid. Exception: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Benefit rider on the valuation date your contract value reached zero.

If you are 80 or younger at contract issue, you may elect the Accumulation Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. The Accumulation Benefit rider may not be purchased with the optional GWB for Life(SM) rider. When the rider ends, you may be able to purchase another optional rider we then offer by written request received within 30 days of that contract anniversary date.

You should consider whether an Accumulation Benefit rider is appropriate for you because:

o you must participate in the PN program and you must elect one of the model portfolios. This requirement limits your choice of subaccounts and regular fixed account to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts or the regular fixed account that are available under the contract to other contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program.");

o you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Benefit rider. Some exceptions apply (see "Additional Purchase Payments with Elective Step Up" below);

o if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

o if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Benefit rider, which is the length of the waiting period under the Accumulation Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Benefit rider may provide;

o the 10 year waiting period under the Accumulation Benefit rider will restart if you exercise the Elective Step-Up Option (described below) or your surviving spouse exercises the spousal continuation Elective Step-Up (described below); and

o the 10 year waiting period under the Accumulation Benefit rider may be restarted if you elect to change your model portfolio to one that causes the Accumulation Benefit rider charge to increase (see "Charges").

Be sure to discuss with your sales representative whether an Accumulation Benefit rider is appropriate for your situation.


42 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION BENEFIT:

BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL SURRENDERS: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying
(a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

(b) is the MCAV on the date of (but immediately prior to) the partial surrender.

WAITING PERIOD: The waiting period for the rider is 10 years.

We reserve the right to restart the waiting period on the latest contract anniversary if you change your model portfolio after we have exercised our rights to increase the rider fee.

Your initial MCAV is equal to your initial purchase payment and any purchase payment credit. It is increased by the amount of any subsequent purchase payments and purchase payment credits received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.

AUTOMATIC STEP UP

On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1.    80% of the contract value on the contract anniversary; or

2.    the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the Automatic Step Up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).

ELECTIVE STEP UP OPTION

Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

When you exercise the annual elective step up, we may be charging more for the Accumulation Benefit rider at that time. If your MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, you will pay the charge that is in effect on the valuation date we receive your written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary. Failure to exercise this elective step up in subsequent years will not reinstate any prior waiting period. Rather, the waiting period under the rider will always commence from the most recent anniversary for which the elective step up option was exercised.

The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

ADDITIONAL PURCHASE PAYMENTS WITH ANNUAL ELECTIVE STEP UPS

If your MCAV is increased as a result of Elective Step Up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments and purchase payment credits (if applicable) received during this period.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS  43

SPOUSAL CONTINUATION

If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary.

TERMINATING THE RIDER

The rider will terminate under the following conditions:

      The rider will terminate before the benefit date without paying a benefit on the date:

      o     you take a full surrender; or

      o     annuitization begins; or

      o the contract terminates as a result of the death benefit being paid.

      The rider will terminate on the benefit date.

For an example, see Appendix D.

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) (GWB FOR LIFE(SM)) RIDER

THE GWB FOR LIFE(SM) RIDER IS NOT AVAILABLE FOR RAVA 4 ACCESS.

The GWB for Life(SM) rider is an optional benefit that you may select for an additional annual charge if you are age 80 or younger on the contract issue date or, if an owner is a nonnatural person, then the annuitant is age 80 or younger on the contract issue date.

You must elect the GWB for Life(SM) rider when you purchase your contract. The rider effective date will be the contract issue date. It is available for nonqualified annuities and qualified annuities except under 401(a) plans.

The GWB for Life(SM) rider guarantees that you will be able to withdraw up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at minimum all of your purchase payments plus any purchase payment credits. And, under certain limited circumstances defined in the rider, you have the right to take a specified amount of partial withdrawals in each contract year until death (see "At Death" heading below) -- even if the contract value is zero.

Your contract provides for annuity payouts to begin on the Settlement Date (see "Buying Your Contract - Settlement Date"). Before the settlement date, you have the right to surrender some or all of your contract value, less applicable administrative, surrender and rider charges imposed under the contract at the time of the surrender (see "Surrenders"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain surrender amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such surrenders can be made before the annuity payouts begin.

The GWB for Life(SM) rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and do not intend to elect an annuity payout and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the GWB for Life(SM) rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited partial withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments plus any purchase payment credits. Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment (GBP)", "Remaining Benefit Payment (RBP)," "Guaranteed Benefit Amount (GBA)," and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited partial withdrawals until the later of death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero. Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment (ALP)," "Remaining Annual Lifetime Payment (RALP)," "Covered Person," and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.


44 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the covered person reaches age 68 or the rider effective date if the covered person is age 68 or older on the rider effective date( see "Annual Lifetime Payment Attained Age (ALPAA)" heading below).


Provided the annuity payouts have not begun, the GWB for Life(SM) rider guarantees that you may take the following partial withdrawal amounts each contract year:

o After the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the GBP;

o During the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

o After the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the ALP or the GBP, but the rider does not guarantee withdrawals of the sum of both the ALP and the GBP in a contract year;

o During the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawals of the sum of both the RALP and the RBP in a contract year;

If you withdraw less than the allowed partial withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your partial withdrawals in each contract year do not exceed the annual partial withdrawal amount allowed under the rider, and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for partial withdrawals are protected (i.e. will not decrease).

If you withdraw more than the allowed partial withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing", "RBA Excess Withdrawal Processing", and "ALP Excess Withdrawal Processing" headings below). Please note that each of the two benefits has its own definition of the allowed annual withdrawal amount. Therefore, a partial withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, basic benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see "Charges - Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits. (see "Benefits in Case of Death" and "Optional Benefits"). Upon full surrender of the contract, you will receive the remaining contract value less any applicable charges (see "Surrenders").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your PN program model portfolio, the rider charge may increase (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the third rider anniversary. You may take withdrawals after the waiting period without reversal of prior step ups. You should consider whether the GWB for Life(SM) rider is appropriate for you because:


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS  45

o LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

      (a) Once the contract value is less than $600, payments are made for as long as the oldest owner or, if an owner is a nonnatural person, the oldest annuitant, is living (see "If Contract Value Reduces to Less than $600" heading below). However, if the contract value is $600 or greater, the guaranteed lifetime withdrawal benefit terminates when a death benefit becomes payable (see "At Death" heading below). Therefore, it is possible for the lifetime withdrawal benefit to end while the person(s) relying on the lifetime withdrawal benefit is /are still alive. This possibility may present itself when there are multiple contract owners; when one of the contract owners dies the benefit terminates even though other contract owners are still living.

      (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

      (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change. Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

      (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the GWB for Life(SM) rider will terminate.

o USE OF THE PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM IS REQUIRED: You must elect one of the model portfolios of the PN program. This requirement limits your choice of subaccounts and regular fixed account (if available) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts, or the regular fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program.") We reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make.

o TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including partial withdrawals taken from the contract under the terms of this rider, are treated less favorably than amounts received as annuity payments under the contract. (See "Taxes--Nonqualified Annuities.") Withdrawals before age 59 1/2 may incur a10% IRS early withdrawal penalty and may be considered taxable income. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

o TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the specified amount of withdrawal available under the rider. Partial withdrawals in any contract year that exceed the guaranteed amount available for withdrawal may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for this contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

o TAX CONSIDERATIONS FOR TSAS: If your contract is a TSA, your right to take surrender is restricted (see "TSA - Special Surrender Provisions"), so the rider may be of limited value to you. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

o LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments.

o LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER THIS CONTRACT: If you select the GWB for Life(SM) rider, you may not elect the Accumulation Benefit rider.

o NON-CANCELABLE: Once elected, the GWB for Life(SM) rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.

o INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see "Charges - Surrender Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal procedures described below for the GBA, RBA and ALP.


46 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

KEY TERMS AND PROVISIONS OF THE GWB FOR LIFE(SM) RIDER ARE DESCRIBED BELOW:

WITHDRAWAL: For the purposes of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any other riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

PARTIAL WITHDRAWALS: A withdrawal of an amount that does not result in a surrender of the contract. The partial withdrawal amount is a gross amount and will include any withdrawal charge.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative amount available for partial withdrawals over the life of the rider. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. Rather, the GBA is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

o At contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

o When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment plus any purchase payment credit.

o At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

o When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

o When you make a partial withdrawal during the waiting period and after a step-up -- Any prior annual step-ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

o When you make a partial withdrawal at any time and the amount withdrawn is:

      (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

      (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING

The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the excess withdrawal; or (b) the contract value immediately following the withdrawal.

If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus
(a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount of GBA that is guaranteed by this rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS  47

The RBA is determined at the following times, calculated as described:

o     At contract issue -- the RBA is equal to the initial purchase payment;

o When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA.

o At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

o When you make a partial withdrawal during the waiting period and after a step-up -- Any prior annual step-ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

o When you make a partial withdrawal at any time and the amount withdrawn is:

      (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

      (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING

The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

      1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

      2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for partial withdrawals in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

The GBP is determined at the following times, calculated as described:

o     At contract issue -- the GBP is established as 7% of the GBA value.

o At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

o When you make additional purchase payments -- each additional purchase payment has its own GBP equal to 7% of the purchase payment's amount plus any purchase payment credit.

o At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

o When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

o When you make a partial withdrawal during the waiting period and after a step-up -- Any prior annual step-ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to 7% of the sum of that purchase payment and any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

o When you make a partial withdrawal at any time and the amount withdrawn is:

      (a)   less than or equal to the total RBP -- the GBP remains unchanged.

      (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the partial withdrawal is made during the waiting period, these calculations are done AFTER any previously applied annual step ups have been reversed.


48 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

REMAINING BENEFIT PAYMENT (RBP): The amount available for partial withdrawals for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

o At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%.

o At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

o When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

o At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

o At spousal continuation -- See "Spousal Option to Continue the Contract" heading below.

o When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

o When you make any partial withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for the future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.


COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments. The covered person is the oldest contract owner unless otherwise specified on your contract data page. If an owner is a nonnatural person (i.e. trust or corporation), the covered person is the oldest annuitant. The covered person may change during the contract's life if there is a spousal continuation or a change of contract ownership. If the covered person changes, we recompute the benefits guaranteed by the rider, based on the life of the new covered person, which may reduce the amount of the lifetime withdrawal benefit.


ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA): The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP at any time is the amount available for withdrawals in each contract year after the waiting period until the later of death (see "At Death" heading below), or the RBA is reduced to zero, under the lifetime withdrawal benefit. The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:

o The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68 -- the ALP is established as 6% of the total RBA.

o When you make additional purchase payments -- each additional purchase payment increases the ALP by 6% of the amount of the purchase payment plus any purchase payment credit.

o At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

o At contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

o When you make a partial withdrawal during the waiting period and after a step-up -- Any prior annual step-ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments plus any purchase payment credits, multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

o When you make a partial withdrawal at any time and the amount withdrawn is:

      (a)   less than or equal to the RALP -- the ALP remains unchanged.

      (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS  49

ALP EXCESS WITHDRAWAL PROCESSING

The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for partial withdrawals for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:

o The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68, and:

      (a) During the waiting period and Prior to any withdrawals -- the RALP is established equal to 6% of the sum of purchase payments and purchase payment credits.

      (b)   At any other time -- the RALP is established equal to the ALP.

o At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments plus any purchase payment credits, multiplied by 6%.

o At the beginning of any other contract year -- the RALP is set equal to ALP.

o When you make additional purchase payments -- each additional purchase payment increases the RALP by 6% of the sum of the purchase payment and any purchase payment credit.

o When you make any partial withdrawal -- the RALP equals the RALP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from this contract and the RMD calculated separately for this contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP will not be subject to excess withdrawal processing provided that the following conditions are met:

o     The RMD is the life expectancy RMD for this contract alone; and

o The RMD amount is based on the requirements of the Code section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of this rider.

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above. See Appendix E for additional information.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP, and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP, and RALP, and may extend the payment period or increase the allowable payment.

The annual step up is subject to the following rules:

o The annual step up is available when the RBA, or if established, the ALP, would increase on the step up date.

o     Only one step up is allowed each contract year.

o If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the annual step up will not be available until the third rider anniversary.

o If the application of the step up does not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

o If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your sales representative. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

o The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

o Please note it is possible for the ALP and RALP to step up even if the RBA or GBA do not step up and it is also possible for the RBA and GBA to step up even if the ALP and RALP do not step up.


50 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

o The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

o The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

o The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

o     The total RBP will be reset as follows:

      a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

      b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made in the current contract year, but never less than zero.

o The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.

o     The RALP will be reset as follows:

      a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

      b) At any other time, the RALP will be reset as the increased ALP less all prior withdrawals made in the current contract year, but never less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT: If a surviving spouse elects to continue the contract, the GWB for Life(SM) rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled; the covered person will be re-determined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

o     The GBA, RBA, and GBP values remain unchanged.

o The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

o If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 68 as the lesser of the RBA or the anniversary contract value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

o If the ALP has not yet been established but the new covered person is age 68 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior partial withdrawals made in the current contract year, but will never be less than zero.

o If the ALP has been established but the new covered person has not yet reached age 68 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to equal the ALP.

o If the ALP has been established and the new covered person is age 68 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to equal to the ALP less all prior withdrawals made in the current contract year, but never less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the change of covered person (see "Covered Person" heading above).

SPOUSAL CONTINUATION STEP UP: If a surviving spouse elects to continue the contract, another elective step up option becomes available. To exercise the step up, the spouse or the spouse's sales representative must submit a request within 30 days of the date of continuation. The step up date is the date we receive the spouse's request to step up. If the request is received after the close of business, the step up date will be the next valuation day. The GBA, RBA, GBP, RBP, ALP and RALP will be reset in the same fashion as the annual step up.

If the spousal continuation step up option is exercised and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the step up date.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS  51

IF CONTRACT VALUE REDUCES TO LESS THAN $600: If the contract value reduces to less than $600 and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to less than $600 for any reason other than full or partial surrender of more than the RBP. In this scenario, you can choose to:

      (a)   receive the remaining schedule of GBPs until the RBA equals zero;
            or

      (b) wait until the rider anniversary following the date the covered person reaches age 68, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

      We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to less than $600 as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

      (a)   the remaining schedule of GBPs until the RBA equals zero; or

      (b) the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

      We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to less than $600 as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to less than $600 as a result of a partial withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the Covered Person.

Under any of these scenarios:

o The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually.

o     We will no longer accept additional purchase payments;

o     You will no longer be charged for the rider;

o     Any attached death benefit riders will terminate; and

o The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The GWB for Life(SM) rider and the contract will terminate under either of the following two scenarios:

o If the contract value falls to zero as a result of a withdrawal that is greater than the RBP and RALP. This is full surrender of the contract.

o If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH: If the contract value is greater than zero, then the GWB for Life(SM) rider will terminate when the death benefit becomes payable (see "Benefits in Case of Death"). The beneficiary may elect to take the death benefit as a lump sum under the terms of the contract (see "Benefits in Case of Death") or the annuity payout option (see "Remaining Benefit Amount Payout Option" heading below).

If the contract value equals zero and the death benefit becomes payable, the following will occur:

o If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

o If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

o If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

o If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

o If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.


52 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

CONTRACT OWNERSHIP CHANGE: If the contract changes ownership (see "Changing Ownership"), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset with an effective date as follows:

o If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 68. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set equal to the ALP.

o If the ALP has not yet been established but the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set equal to the ALP less all prior withdrawals made in the current contract year but not less than zero.

o If the ALP has been established but the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to equal the lesser of the ALP or total purchase payments plus any purchase payment credits, multiplied by 6%. If the time period ends at any other time, the RALP will be reset to equal the ALP.

o If the ALP has been established and the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to equal the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the change of covered person (see "Covered Person" heading above).

REMAINING BENEFIT AMOUNT PAYOUT OPTION: Several annuity payout plans are available under the contract. In addition to these annuity payout plans, a fixed annuity payout option is available under the GWB for Life(SM) rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under
Section 403 or 408 of the Code. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.

For an example, see Appendix D.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS  53

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

o     the annuity payout plan you select;

o     your age and, in most cases, sex;

o     the annuity table in the contract; and

o     the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (Fixed payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to your age and, when applicable, your sex. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

o PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until your death. Payouts end with the last payout before your death. We will not make any further payouts. This means that if you die after we made only one monthly payout, we will not make any more payouts.

o PLAN B: LIFE ANNUITY WITH FIVE, TEN, 15 OR 20 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten, 15 or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if you should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If you outlive the elected guaranteed payout period, we will continue to make payouts until your death.

o PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until your death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether you living or not.

o PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the owner and a joint owner are living. If either owner dies, we will continue to make monthly payouts at the full amount until the death of the surviving owner. Payouts end with the death of the second owner.


54 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

o PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether you are living or not. Depending on the selected time period, it is foreseeable that you can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.17% and 6.67%, depending on the applicable assumed investment rate (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

o GWB FOR LIFE(SM) - RBA PAYOUT OPTION: If you have a GWB for Life(SM) rider under your contract, you may elect the Withdrawal Benefit RBA payout option as an alternative to the above annuity payout plans. This option may not be available if the contract is issued to qualify under Sections 403 or 408 of the Code. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using life expectancy tables published by IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- GWB for Life(SM)"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

o in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

o over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

WRITTEN INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the regular fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS  55

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the regular fixed account, subaccounts and/or Special DCA fixed account in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a distribution according to our records.

NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A:
Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

SURRENDERS: If you surrender part of your nonqualified annuity before your annuity payouts begin, including withdrawals under a GWB for Life(SM) rider, your surrender payment will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. If you surrender all of your nonqualified annuity before your annuity payouts begin, including withdrawals under a GWB for Life(SM) rider, your surrender payment will be taxed to the extent that the surrender value immediately before the surrender exceeds the investment in the contract. You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or a surrender, including withdrawals under a GWB for Life(SM) rider we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver the payment outside the United States and/or you are a non-resident alien. Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not exempt from estate or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o     because of your death;

o     because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o     if it is allocable to an investment before Aug. 14, 1982; or

o     if annuity payouts begin before the first contract anniversary.


56 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and your employer has contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and your employer has contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions (RMDs) generally beginning at age 70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional riders. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including withdrawals under a GWB for Life(SM) rider, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS  57

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

o     the payout is an RMD as defined under the Code;

o     the payout is made on account of an eligible hardship; or

o     the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will generally not apply to any amount received:

o     because of your death;

o     because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only); or

o     to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If, you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.

SPECIAL CONSIDERATIONS IF YOU SELECT ONE OF THE OPTIONAL RIDERS (ROPP, MAV, 5-YEAR MAV, ACCUMULATION BENEFIT OR GWB FOR LIFE(SM)): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% IRS tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.

COLLATERAL ASSIGNMENT: You may not collaterally assign or pledge a qualified annuity.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


RIVERSOURCE LIFE OF NY'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.


TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


58 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o     the reserve held in each subaccount for your contract; divided by

o     the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

o     laws or regulations change;

o     the existing funds become unavailable; or

o     in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

o     add new subaccounts;

o     combine any two or more subaccounts;

o     transfer assets to and from the subaccounts or the variable account; and

o     eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS  59

ABOUT THE SERVICE PROVIDERS


PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE CONTRACT

o Only securities broker-dealers ("selling firms") registered with the SEC and members of the NASD may sell the contract.

o The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public.

      We agree to pay the selling firm (or an affiliated insurance agency) for contracts its sales representatives sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.

PAYMENTS TO SELLING FIRMS

o We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 6.00% each time you make a purchase payment. Other plans pay selling firms a smaller commission on purchase payments, and then pay on-going commissions ("trail commissions"). We may pay trail commissions of up to 1% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.

o We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

o In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

      o sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for sales representatives, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

      o marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

      o     providing service to contract owners; and

      o funding other events sponsored by a selling firm that may encourage the selling firm's sales representatives to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its sales representatives to favor the contracts.

SOURCES OF PAYMENTS TO SELLING FIRMS

We pay the commissions and other compensation described above from our assets. Our assets may include:

o revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

o compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

o compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

o revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

o fees and expenses we collect from contract owners, including surrender charges; and

o fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.



60 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

POTENTIAL CONFLICTS OF INTEREST

Compensation payment arrangements with selling firms can potentially:

o give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

o cause selling firms to encourage their sales representatives to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

o cause selling firms to grant us access to its sales representatives to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO SALES REPRESENTATIVES

o The selling firm pays its sales representatives. The selling firm decides the compensation and benefits it will pay its sales representatives.

o To inform yourself of any potential conflicts of interest, ask your sales representative before you buy how the selling firm and its sales representatives are being compensated and the amount of the compensation that each will receive if you buy the contract.

ISSUER

We issue the contracts. We are a stock life insurance company organized in 1972 under the laws of the State of New York and are located at 20 Madison Avenue Extension, Albany, New York 12203. Our mailing address is P.O. Box 5144, Albany, New York 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS

The SEC, the NASD and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life of NY has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

RiverSource Life of NY and its affiliates are involved in other proceedings concerning matters arising in connection with the conduct of their respective business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS  61

APPENDIX A: THE FUNDS

UNLESS AN ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:

------------------------------------------------------------------------------------------------------------------------------------
INVESTING IN                      INVESTMENT OBJECTIVE AND POLICIES                                      INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital                  Growth of capital. Invests principally in common stocks                A I M Advisors, Inc.
Appreciation Fund,                of companies likely to benefit from new or innovative
Series II Shares                  products, services or processes as well as those with
                                  above-average long-term growth and excellent prospects
                                  for future growth. The fund can invest up to 25% of its total assets in foreign securities that involve risks not associated with investing solely in the United States.

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital                  Long-term growth of capital. Invests primarily in securities           A I M Advisors, Inc.
Development Fund,                 (including common stocks, convertible securities and
Series II Shares                  bonds) of small- and medium-sized companies. The Fund
                                  may invest up to 25% of its total assets in foreign securities.

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial                Capital growth. Actively managed. Invests at least 80% of              A I M Advisors, Inc.
Services Fund,                    its net assets in the equity securities and equity-related
Series II Shares                  instruments of companies involved in the financial services sector. These companies include, but are not limited to,
                                  banks, insurance companies, investment and miscellaneous
                                  industries (asset managers, brokerage firms, and
                                  government-sponsored agencies and suppliers to
                                  financial services companies).

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health            Capital growth. The fund seeks to meet its objective by                A I M Advisors, Inc.
Care Fund,                        investing, normally, at least 80% of its assets in securities of
Series II Shares                  health care industry companies. The fund may invest up to
                                  20% of its total assets in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles. The fund may also invest up to 5% of its total assets in lower-quality debt securities, i.e., junk bonds.

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International            Long-term growth of capital. Invests primarily in a                    A I M Advisors, Inc.
Growth Fund,                      diversified portfolio of international equity securities,
Series II Shares                  whose issuers are considered to have strong earnings
                                  momentum. The fund may invest up to 20% of its total
                                  assets in security issuers located in developing countries and in securities exchangeable for or convertible into equity securities of foreign companies.

------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS             Long-term growth of capital. The Fund invests at least 80%             AllianceBernstein L.P.
Global Technology                 of its net assets in securities of companies that use
Portfolio (Class B)               technology extensively in the development of new or
                                  improved products or processes. Invests in a global
                                  portfolio of securities of U.S. and foreign companies
                                  selected for their growth potential.

------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS             Long-term growth of capital. Invests primarily in                      AllianceBernstein L.P.
Growth and Income                 dividend-paying common stocks of large, well-established,
Portfolio (Class B)               "blue chip" companies.

------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS             Long-term growth of capital. Invests primarily in a                    AllianceBernstein L.P.
International Value               diversified portfolio of equity securities of established
Portfolio (Class B)               companies selected from more than 40 industries and from
                                  more than 40 developed and emerging market countries.

------------------------------------------------------------------------------------------------------------------------------------


62 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

------------------------------------------------------------------------------------------------------------------------------------
INVESTING IN                   INVESTMENT OBJECTIVE AND POLICIES                                   INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS          Long-term growth of capital. Invests primarily in equity            AllianceBernstein L.P.
Large Cap Growth               securities of U.S. companies. Unlike most equity funds, the
Portfolio (Class B)            Portfolio focuses on a relatively small number of
                               intensively researched companies.

------------------------------------------------------------------------------------------------------------------------------------
American Century VP            Long-term capital growth with income as a secondary                 American Century Investment
Mid Cap Value, Class II        objective. Invests primarily in stocks of companies that            Management, Inc.
                               management believes are undervalued at the time of
                               purchase. The fund will invest at least 80% of its assets in securities of companies whose market capitalization at the time of purchase is within the capitalization range of the
                               Russell 3000 Index, excluding the largest 100 such
                               companies.

------------------------------------------------------------------------------------------------------------------------------------
American Century VP            Long-term capital growth. Invests primarily in U.S.                 American Century Investment
Ultra(R), Class II             companies, but there is no limit on the amount of assets the        Management, Inc.
                               Fund can invest in foreign companies.

------------------------------------------------------------------------------------------------------------------------------------
American Century VP            Long-term capital growth, with income as a secondary                American Century Investment
Value, Class II                objective. Invests primarily in stocks of companies that            Management, Inc.
                               management believes to be undervalued at the time of
                               purchase.

------------------------------------------------------------------------------------------------------------------------------------
Columbia High Yield            High level of current income with capital appreciation as a         Columbia Management Advisors, LLC
Fund, Variable Series,         secondary objective when consistent with the goal of high
Class B                        current income. The Fund normally invests at least 80% of
                               its net assets (plus any borrowings for investment purposes)
                               in high yielding corporate debt securities, such as bonds, debentures and notes that are rated below investment grade, or unrated securities which the Fund's investment advisor
                               has determined to be of comparable quality. No more than
                               10% of the Fund's total assets will normally be invested
                               in securities rated CCC or lower by S&P or Caa or
                               lower by Moody's.

------------------------------------------------------------------------------------------------------------------------------------
Columbia Marsico Growth        Long-term growth of capital. The Fund invests primarily in          Columbia Management Advisors, LLC
Fund, Variable Series          equity securities of large-capitalization companies that are        (advisor); Marsico Capital
                               selected for their growth potential. It generally holds a core      Management, LLC (sub-advisor)
                               position of between 35 and 50 common stocks. It may hold
                               up to 25% of its assets in foreign securities.

------------------------------------------------------------------------------------------------------------------------------------
Columbia Marsico               Long-term growth of capital. The Fund normally invests at           Columbia Management Advisors, LLC
International Opportunities    least 65% of its assets in common stocks of foreign                 (advisor); Marsico Capital
Fund, Variable Series          companies. While the Fund may invest in companies of any            Management, LLC (sub-advisor)
                               size, it focuses on large companies. These companies are
                               selected for their long-term growth potential. The Fund
                               normally invests in issuers from at least three different
                               countries not including the United States and generally
                               holds a core position of 35 to 50 common stocks. The Fund
                               may invest in common stocks of companies operating in
                               emerging markets.

------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS  63

------------------------------------------------------------------------------------------------------------------------------------
INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                                  INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust -         Total return. Invests in commodity-linked derivative               Credit Suisse Asset Management, LLC
Commodity Return              instruments backed by a portfolio of fixed-income
Strategy Portfolio            securities. The portfolio invests in commodity-linked
                              derivative instruments, such as commodity-linked notes,
                              swap agreements, commodity options, futures and options
                              on futures that provide exposure to the investment returns of the commodities markets without investing directly in
                              physical commodities

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable              Capital growth. To pursue this goal, the portfolio primarily       The Dreyfus Corporation
Investment Fund               invests in growth stocks of foreign companies. Normally,
International Equity          the portfolio invests at least 80% of its assets in stocks,
Portfolio, Service Shares     including common stocks, preferred stocks and convertible
                              securities, including those purchase in initial public offering.

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable              The portfolio seeks long-term capital growth. To pursue this       The Dreyfus Corporation
Investment Fund               goal, the portfolio normally invests at least 80% of its assets
International Value           in stocks. The portfolio ordinarily invests most of its assets
Portfolio, Service Shares     in securities of foreign companies which Dreyfus considers to be value companies. The portfolio's stock investments
                              may include common stocks, preferred stocks and
                              convertible securities, including those purchased in initial public offerings or shortly thereafter. The portfolio may
                              invest in companies of any size. The portfolio may also
                              invest in companies located in emerging markets.

------------------------------------------------------------------------------------------------------------------------------------
Eaton Vance VT                High level of current income. Non-diversified mutual fund          Eaton Vance Management
Floating-Rate                 that normally invests primarily in senior floating rate loans
Income Fund                   ("Senior Loans"). Senior Loans typically are of below
                              investment grade quality and have below investment grade
                              credit ratings, which ratings are associated with having high risk, speculative characteristics. Investments are actively managed, and may be bought or sold on a daily basis
                              (although loans are generally held until repaid). The
                              investment adviser's staff monitors the credit quality
                              of the Fund holdings, as well as other investments that are available. The Fund may invest up to 25% of its total assets in foreign securities and may engage in certain hedging
                              transactions.

------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA                  Capital growth with the potential for current income.              Evergreen Investment Management
Fundamental Large Cap         Invests primarily in common stocks of large U.S.                   Company, LLC
Fund - Class 2                companies whose market capitalizations measured at time
                              of purchase fall within the market capitalization range of the companies tracked by the Russell 1000(R) Index.

------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA International    Long-term capital growth, with modest income as a                  Evergreen Investment Management
Equity Fund - Class 2         secondary objective. The Fund seeks to achieve its goal by         Company, LLC
                              investing primarily in equity securities issued by
                              established, quality non-U.S. companies located in
                              countries with developed markets and may purchase
                              securities across all market capitalizations. The Fund
                              may also invest in emerging markets.

------------------------------------------------------------------------------------------------------------------------------------


64 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

------------------------------------------------------------------------------------------------------------------------------------
INVESTING IN                     INVESTMENT OBJECTIVE AND POLICIES                               INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R)    Seeks long-term capital appreciation. Normally invests          Fidelity Management & Research
Portfolio Service Class 2        primarily in common stocks. Invests in securities of            Company (FMR), investment
                                 companies whose value it believes is not fully recognized       manager; FMR U.K. and
                                 by the public. Invests in either "growth" stocks or "value"     FMR Far East, sub-investment
                                 stocks or both. The fund invests in domestic and                advisers.
                                 foreign issuers.

------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap          Long-term growth of capital. Normally invests primarily in      FMR, investment manager;
Portfolio Service Class 2        common stocks. Normally invests at least 80% of assets in       FMR U.K., FMR Far East,
                                 securities of companies with medium market                      sub-investment advisers.
                                 capitalizations. May invest in companies with smaller or
                                 larger market capitalizations. Invests in domestic and
                                 foreign issuers. The Fund invests in either "growth" or
                                 "value" common stocks or both.

------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas         Long-term growth of capital. Normally invests primarily in      FMR, investment manager;
Portfolio Service Class 2        common stocks of foreign securities. Normally invests at        FMR U.K., FMR Far East, Fidelity
                                 least 80% of assets in non-U.S. securities.                     International Investment Advisors
                                                                                                 (FIIA) and FIIA U.K.,
                                                                                                 sub-investment advisers.

------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin                  Seeks capital appreciation, with current income as a            Franklin Advisers, Inc.
Real Estate Fund - Class 2       secondary goal. The Fund normally invests at least 80% of
                                 its net assets in investments of companies operating in the real estate sector.

------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Small            Seeks long-term total return. The Fund normally invests at      Franklin Advisory Services, LLC
Cap Value Securities             least 80% of its net assets in investments of small
Fund - Class 2                   capitalization companies, and normally invests
                                 predominantly in equity securities. For this Fund,
                                 small-capitalization companies are those with market
                                 capitalization values not exceeding $2.5 billion, at the time of purchase. The Fund invests mainly in equity securities of companies that the manager believes are undervalued.

------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Mutual Shares             Seeks capital appreciation, with income as a secondary          Franklin Mutual Advisers, LLC
Securities Fund - Class 2        goal. The Fund normally invests mainly in equity securities that the manager believes are undervalued. The Fund
                                 normally invests primarily in undervalued stocks and to a
                                 lesser extent in risk arbitrage securities and distressed
                                 companies.

------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS  65

------------------------------------------------------------------------------------------------------------------------------------
INVESTING IN                INVESTMENT OBJECTIVE AND POLICIES                                   INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT           The Fund seeks long-term growth of capital and dividend             Goldman Sachs
Structured U.S.             income. The Fund invests, under normal circumstances, at            Asset Management, L.P.
Equity Fund                 least 90% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase ("Total Assets") in a diversified portfolio of equity investments in U.S. issuers, including foreign
                            companies that are traded in the United States. However, it is currently anticipated that, under normal circumstances, the Fund will invest at least 95% of its net assets plus any borrowings for investment purposes (measured at the time
                            of purchase) in such equity investments. The Fund's
                            investments are selected using both a variety of quantitative techniques and fundamental research in seeking to
                            maximize the Fund's expected return, while maintaining
                            risk, style, capitalization and industry characteristics similar to the S&P 500 Index. The Fund seeks a broad
                            representation in most major sectors of the U.S. economy
                            and a portfolio consisting of companies with average
                            long-term earnings growth expectations and dividend
                            yields. The Fund is not required to limit its investments to securities in the S&P 500 Index. The Fund's investments in fixed-income securities are limited to securities that are considered cash equivalents.

------------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners         Long-term growth of capital. The fund invests, under                Salomon Brothers Asset Management
Variable Small Cap          normal circumstances, at least 80% of its assets in equity          Inc., a subsidiary of Citigroup Inc.
Growth Portfolio,           securities of companies with small market capitalizations
Class II                    and related investments.

------------------------------------------------------------------------------------------------------------------------------------
MFS(R) Investors            Long-term growth of capital and future income. Invests at           MFS Investment Management(R)
Growth Stock Series -       least 80% of its net assets in common stocks and related
Service Class               securities of companies which MFS(R) believes offer better than average prospects for long-term growth.

------------------------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return         Above-average income consistent with the prudent                    MFS Investment Management(R)
Series - Service Class      employment of capital, with growth of capital and income
                            as a secondary objective. Invests primarily in a combination of equity and fixed income securities.
------------------------------------------------------------------------------------------------------------------------------------

MFS(R) Utilities            Capital growth and current income. Invests primarily in             MFS Investment Management(R)
Series - Service Class      equity and debt securities of domestic and foreign
                            companies in the utilities industry.

------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman            Long-term growth of capital. The Fund invests mainly in             Neuberger Berman Management Inc.
Advisers Management         foreign companies of any size, including companies in
Trust International         developed and emerging industrialized markets. The Fund
Portfolio (Class S)         defines a foreign company as one that is organized outside of the United States and conducts the majority of its
                            business abroad. The Fund seeks to reduce risk by
                            diversifying among many industries. Although it has the
                            flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain
                            well-diversified across countries and geographical regions.

------------------------------------------------------------------------------------------------------------------------------------


66 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

------------------------------------------------------------------------------------------------------------------------------------
INVESTING IN                 INVESTMENT OBJECTIVE AND POLICIES                                    INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman             Long-term growth of capital. The Fund invests mainly in              Neuberger Berman Management Inc.
Advisers Management          common stocks of mid- to large-capitalization
Trust Socially Responsive    companies. The Fund seeks to reduce risk by investing
Portfolio (Class S)          across many different industries. The Portfolio Managers
                             employ a research driven and valuation sensitive
                             approach to stock selection. They seek to identify stocks
                             in well-positioned businesses that they believe are
                             undervalued in the market. They look for solid balance
                             sheets, strong management teams.

------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global           Long-term capital appreciation. Invests mainly in common             OppenheimerFunds, Inc.
Securities Fund/VA,          stocks of U.S. and foreign issuers that are "growth-type"
Service Shares               companies, cyclical industries and special situations that are considered to have appreciation possibilities.

------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street      Seeks capital appreciation. Invests mainly in common                 OppenheimerFunds, Inc.
Small Cap Fund/VA,           stocks of small-capitalization U.S. companies that the
Service Shares               fund's investment manager believes have favorable business trends or prospects.

------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic        High level of current income principally derived from                OppenheimerFunds, Inc.
Bond Fund/VA,                interest on debt securities. Invests mainly in three market
Service Shares               sectors: debt securities of foreign governments and
                             companies, U.S. government securities and lower-rated high yield securities of U.S. and foreign companies.

------------------------------------------------------------------------------------------------------------------------------------

Oppenheimer                  Long-term growth of capital with realization of current              OppenheimerFunds, Inc.
Value Fund/ VA,              income as a secondary consideration. Invests mainly in
Service Shares               common stocks of different capitalization ranges, and
                             currently emphasize large capitalization stocks.


------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT                    Seeks maximum real return consistent with preservation of            Pacific Investment Management
All Asset Portfolio,         real capital and prudent investment management period.               Company LLC
Advisor Share Class          The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the PIMCO Funds, an affiliated open-end investment company, except the
                             All Asset and All Asset All Authority Funds ("Underlying
                             Funds"). Though it is anticipated that the Portfolio will not currently invest in the European StockPLUS(R) TR Strategy,
                             Far East (ex-Japan) StocksPLUS(R) TR Strategy, Japanese
                             StocksPLUS(R) TR Strategy, StocksPLUS(R) Municipal-
                             Backed and StocksPLUS(R) TR Short Strategy Funds, the
                             Portfolio may invest in these Funds in the future, without shareholder approval, at the discretion of the Portfolio's asset allocation sub-adviser.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable         Maximum total investment return through a combination of             RiverSource Investments
Portfolio - Balanced Fund    capital growth and current income. Invests primarily in a
                             combination of common and preferred stocks, bonds and
                             other debt securities. Under normal market conditions, at
                             least 50% of the Fund's total assets are invested in common stocks and no less than 25% of the Fund's total assets are invested in debt securities. The Fund may invest up to
                             25% of its total assets in foreign investments.

------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS  67

------------------------------------------------------------------------------------------------------------------------------------
INVESTING IN                INVESTMENT OBJECTIVE AND POLICIES                                   INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable        Maximum current income consistent with liquidity and                RiverSource Investments
Portfolio - Cash            stability of principal. Invests primarily in money market
Management Fund             instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank
                            certificates of deposit, bankers' acceptances, letters of
                            credit, and commercial paper, including asset-backed
                            commercial paper.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                 High total return through current income and capital                RiverSource Investments
Variable Portfolio -        appreciation. Under normal market conditions, the Fund
Core Bond Fund              invests at least 80% of its net assets in bonds and other debt securities. Although the Fund is not an index fund, it invests primarily in securities like those included in the Lehman
                            Brothers Aggregate Bond Index ("the Index"), which are
                            investment grade and denominated in U.S. dollars. The
                            Index includes securities issued by the U.S. government,
                            corporate bonds, and mortgage- and asset-backed securities.
                            The Fund will not invest in securities rated below
                            investment grade, although it may hold securities that have been downgraded.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                 High level of current income while attempting to conserve           RiverSource Investments
Variable Portfolio -        the value of the investment and continuing a high level of
Diversified Bond Fund       income for the longest period of time. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like those included in the Lehman Brothers Aggregate Bond Index (Index),
                            which are investment grade and denominated in
                            U.S. dollars. The Index includes securities issued by the
                            U.S. government, corporate bonds, and mortgage- and
                            asset-backed securities. Although the Fund emphasizes
                            high- and medium-quality debt securities, it will assume
                            some credit risk to achieve higher yield and/or capital
                            appreciation by buying lower-quality (junk) bonds.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                 High level of current income and, as a secondary goal,              RiverSource Investments
Variable Portfolio -        steady growth of capital. Under normal market conditions,
Diversified Equity          the Fund invests at least 80% of its net assets in
Income Fund                 dividend-paying common and preferred stocks.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                 Long-term capital growth. The Fund's assets are primarily           RiverSource Investments, adviser;
Variable Portfolio -        invested in equity securities of emerging market companies.         Threadneedle International Limited,
Emerging Markets Fund       Under normal market conditions, at least 80% of the Fund's          an indirect wholly-owned subsidiary
                            net assets will be invested in securities of companies that         of Ameriprise Financial, subadviser.
                            are located in emerging market countries, or that earn 50%
                            or more of their total revenues from goods and services
                            produced in emerging market countries or from sales made
                            in emerging market countries.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                 Long-term capital growth. The Fund's assets are primarily           RiverSource Investments
Variable Portfolio -        invested in equity securities of U.S. companies. Under
Fundamental Value Fund      normal market conditions, the Fund's net assets will be
                            invested primarily in companies with market capitalizations of at least $5 billion.

------------------------------------------------------------------------------------------------------------------------------------


68 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

------------------------------------------------------------------------------------------------------------------------------------
INVESTING IN                 INVESTMENT OBJECTIVE AND POLICIES                                  INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
RiverSource                  High total return through income and growth of capital.            RiverSource Investments
Variable Portfolio -         Non-diversified mutual fund that invests primarily in debt
Global Bond Fund             obligations of U.S. and foreign issuers (which may include issuers located in emerging markets). Under normal market
                             conditions, the Fund invests at least 80% of its net assets in investment-grade corporate or government debt
                             obligations including money market instruments of
                             issuers located in at least three different countries.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                  Total return that exceeds the rate of inflation over the           RiverSource Investments
Variable Portfolio -         long-term. Non-diversified mutual fund that, under normal
Global Inflation Protected   market conditions, invests at least 80% of its net assets in
Securities Fund              inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by
                             U.S. and foreign governments, their agencies or
                             instrumentalities, and corporations.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                  Long-term capital growth. Invests primarily in common              RiverSource Investments
Variable Portfolio -         stocks and securities convertible into common stocks that
Growth Fund                  appear to offer growth opportunities. These growth
                             opportunities could result from new management, market
                             developments, or technological superiority. The Fund may
                             invest up to 25% of its total assets in foreign investments.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                  High current income, with capital growth as a secondary            RiverSource Investments
Variable Portfolio -         objective. Under normal market conditions, the Fund
High Yield Bond Fund         invests at least 80% of its net assets in high-yielding,
                             high-risk corporate bonds (junk bonds) issued by U.S. and
                             foreign companies and governments.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable         High total return through current income and capital               RiverSource Investments
Portfolio - Income           appreciation. Under normal market conditions, invests
Opportunities Fund           primarily in income-producing debt securities with an
                             emphasis on the higher rated segment of the high-yield
                             (junk bond) market. The Fund will purchase only securities rated B or above, or unrated securities believed to be of the same quality. If a security falls below a B rating, the Fund may continue to hold the security.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable         Capital appreciation. Invests primarily in equity securities       RiverSource Investments, adviser;
Portfolio - International    of foreign issuers that offer strong growth potential. The         Threadneedle International Limited,
Opportunity Fund             Fund may invest in developed and in emerging markets.              an indirect wholly-owned subsidiary
                                                                                                of Ameriprise Financial, subadviser.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                  Capital appreciation. Under normal market conditions, the          RiverSource Investments
Variable Portfolio -         Fund invests at least 80% of its net assets in equity
Large Cap Equity Fund        securities of companies with market capitalization greater than $5 billion at the time of purchase.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource                  Long-term growth of capital. Under normal market                   RiverSource Investments
Variable Portfolio -         conditions, the Fund invests at least 80% of its net assets in
Large Cap Value Fund         equity securities of companies with a market capitalization greater than $5 billion. The Fund may also invest in
                             income-producing equity securities and preferred stocks.

------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS  69

------------------------------------------------------------------------------------------------------------------------------------
INVESTING IN              INVESTMENT OBJECTIVE AND POLICIES                                     INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
RiverSource               Growth of capital. Under normal market conditions, the                RiverSource Investments
Variable Portfolio -      Fund invests at least 80% of its net assets in equity
Mid Cap Growth Fund       securities of mid capitalization companies. The investment manager defines mid-cap companies as those whose market
                          capitalization (number of shares outstanding multiplied by the share price) falls within the range of the Russell
                          Midcap(R) Growth Index.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource               Long-term growth of capital. Under normal circumstances,              RiverSource Investments
Variable Portfolio -      the Fund invests at least 80% of its net assets (including the
Mid Cap Value Fund        amount of any borrowings for investment purposes) in
                          equity securities of medium-sized companies.
                          Medium-sized companies are those whose market
                          capitalizations at the time of purchase fall within the
                          range of the Russell Midcap(R) Value Index.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource               Long-term capital appreciation. The Fund seeks to provide             RiverSource Investments
Variable Portfolio -      investment results that correspond to the total return (the
S&P 500 Index Fund        combination of appreciation and income) of large-
                          capitalization stocks of U.S. companies. The Fund invests
                          in common stocks included in the Standard & Poor's 500
                          Composite Stock Price Index (S&P 500). The S&P 500 is
                          made up primarily of large-capitalization companies that
                          represent a broad spectrum of the U.S. economy.

------------------------------------------------------------------------------------------------------------------------------------

RiverSource               Long-term growth of capital. Invests primarily in common              RiverSource Investments, adviser;
Variable Portfolio -      stocks, preferred stocks and securities convertible into              Systematic Financial Management,
Select Value Fund         common stocks that are listed on a nationally recognized              L.P. and WEDGE Capital
                          securities exchange or traded on the NASDAQ National                  Management, L.L.P., subadvisers
                          Market System of the National Association of Securities
                          Dealers. The Fund invests in mid-cap companies as well as
                          companies with larger and smaller market capitalizations.


------------------------------------------------------------------------------------------------------------------------------------
RiverSource               A high level of current income and safety of principal                RiverSource Investments
Variable Portfolio -      consistent with an investment in U.S. government and
Short Duration            government agency securities. Under normal market
U.S. Government Fund      conditions, at least 80% of the Fund's net assets are
                          invested in securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or
                          instrumentalities.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable      Long-term capital growth. Under normal market conditions,             RiverSource Investments, adviser;
Portfolio - Small Cap     at least 80% of the Fund's net assets are invested in equity          Kenwood Capital Management LLC,
Advantage Fund            securities of companies with market capitalization of up to           subadviser
                          $2 billion or that fall within the range of the Russell 2000(R)
                          Index at the time of investment.

------------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable      Long-term capital appreciation. Invests primarily in equity           RiverSource Investments, adviser;
Portfolio - Small Cap     securities. Under normal market conditions, at least 80% of           River Road Asset Management, LLC,
Value Fund                the Fund's net assets will be invested in small cap                   Donald Smith & Co., Inc., Franklin
                          companies with market capitalization, at the time of                  Portfolio Associates LLC and Barrow,
                          investment, of up to $2.5 billion or that fall within the range       Hanley, Mewhinney & Strauss, Inc.,
                          of the Russell 2000(R) Value Index.                                   subadvisers.

------------------------------------------------------------------------------------------------------------------------------------


70 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

------------------------------------------------------------------------------------------------------------------------------------
INVESTING IN                 INVESTMENT OBJECTIVE AND POLICIES                                   INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life              Capital growth and income through investments in equity             Van Kampen Asset Management
Investment Trust             securities, including common stocks, preferred stocks and
Comstock Portfolio,          securities convertible into common and preferred stocks.
Class II Shares

------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Global        Current income and capital appreciation. Invests primarily          Morgan Stanley Investment
Real Estate Portfolio,       in equity securities of companies in the real estate industry       Management Inc., doing business as
Class II Shares              located throughout the world, including real estate operating       Van Kampen, adviser; Morgan Stanley
                             companies, real estate investment trusts and foreign                Investment Management and Morgan
                             real estate companies.                                              Stanley Investment Management
                                                                                                 Company, sub-adviser

------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap       Long-term capital growth. Invests primarily in                      Morgan Stanley Investment
Growth Portfolio,            growth-oriented equity securities of U.S. mid cap                   Management Inc., doing business as
Class II Shares              companies and foreign companies, including emerging                 Van Kampen
                             market securities.

------------------------------------------------------------------------------------------------------------------------------------
Wanger International         Long-term growth of capital. Invests primarily in stocks of         Asset Management, L.P.
Small Cap                    companies based outside the U.S. with market capitalizations of less than $5 billion at time of initial purchase.
                             Columbia Wanger

------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller          Long-term growth of capital. Invests primarily in stocks of         Columbia Wanger
Companies                    small- and medium-size U.S. companies with market                   Asset Management, L.P.
                             capitalizations of less than $5 billion at time of initial purchase.

------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT     Seeks long-term capital appreciation. We invest in equity           Wells Fargo Funds Management, LLC,
Opportunity Fund             securities of medium-capitalization companies that we               adviser; Wells Capital Management
                             believe are under-priced yet, have attractive growth                Incorporated, subadviser.
                             prospects.

------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT     Long-term capital appreciation. Focus is on companies               Wells Fargo Funds Management, LLC,
Small Cap Growth Fund        believed to have above-average growth potential or that             adviser; Wells Capital Management
                             may be involved in new or innovative products, services             Incorporated, subadviser.
                             and processes. Invests principally in securities of companies with market capitalizations equal to or lower than the
                             company with the largest market capitalization in the
                             Russell 2000 Index, which is considered a small
                             capitalization index that is expected to change frequently.

------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS  71

APPENDIX B: EXAMPLE -- SURRENDER CHARGES

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE VARIOUS SURRENDER CHARGE CALCULATIONS. THE EXAMPLES MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

FULL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA 4 Advantage contract with a ten-year surrender charge schedule with the following history:

o     we receive a single $100,000 purchase payment on Jan. 1, 2007; and

o you surrender the contract for its total value on July 1, 2010. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

o     you have made no surrenders prior to July 1, 2010.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 CONTRACT     CONTRACT
                                                                                 WITH GAIN    WITH LOSS
                                     Contract Value at time of full surrender:  $120,000.00  $ 80,000.00
                                          Contract Value on prior anniversary:   115,000.00    85,000.00
STEP 1. We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:
                                                     Earnings in the contract:    20,000.00         0.00
                                10% of the prior anniversary's contract value:    11,500.00     8,500.00
                                                                                -----------  -----------
                                                            Total Free Amount:    20,000.00     8,500.00
STEP 2. We determine the TFA that is from Purchase Payments:
                                                            Total Free Amount:    20,000.00     8,500.00
                                                     Earnings in the contract:    20,000.00         0.00
                               Purchase Payments being Surrendered Free (PPF):         0.00     8,500.00
STEP 3. We calculate the Premium Ratio (PR):
                             PR = [WD-TFA] / [CV-TFA]
                                                                          WD =   120,000.00    80,000.00   = the amount of the
                                                                                                             surrender
                                                                         TFA =    20,000.00     8,500.00   = the total free amount,
                                                                                                             step 1
                                                                          CV =   120,000.00    80,000.00   = the contract value at
                                                                                                             the time of the
                                                                                                             surrender
                                                                          PR =          100%         100%  = the premium ratio
STEP 4. We calculate Chargeable Purchase Payments
        being Surrendered (CPP):
                             CPP = PR x (PP-PPF)
                                                                          PR =          100%         100%  = premium ratio, step 3
                                                                          PP =   100,000.00   100,000.00   = purchase payments not
                                                                                                             previously surrendered
                                                                         PPF =         0.00     8,500.00   = purchase payments
                                                                                                             being surrendered free,
                                                                                                             step 2
                                                                         CPP =   100,000.00    91,500.00
STEP 5. We calculate the Surrender Charges:
                                                 Chargeable Purchase Payments:   100,000.00    91,500.00
                                                  Surrender Charge Percentage:            7%           7%
                                                             Surrender Charge:     7,000.00     6,405.00
STEP 6. We calculate the Net Surrender Value:                                    120,000.00    80,000.00
                                                   Contract Value Surrendered:    (7,000.00)   (6,405.00)
                               Contract Charge (assessed upon full surrender):       (30.00)      (30.00)
                                                  Net Full Surrender Proceeds:   112,970.00    73,565.00


72 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

PARTIAL SURRENDER CHARGE CALCULATION - TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA 4 Advantage contract with a ten-year surrender charge schedule with the following history:

o     we receive a single $100,000 purchase payment on Jan. 1, 2007; and

o you request a partial surrender of $50,000 on July 1, 2010. The surrender charge percentage is 7.0%; and

o     you have made no surrenders prior to July 1, 2010.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 CONTRACT     CONTRACT
                                                                                 WITH GAIN    WITH LOSS
                                  Contract Value at time of partial surrender:  $120,000.00  $ 80,000.00
                                          Contract Value on prior anniversary:   115,000.00    85,000.00
STEP 1. We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:
                                                     Earnings in the contract:    20,000.00         0.00
                                10% of the prior anniversary's contract value:    11,500.00     8,500.00
                                                                                -----------  -----------
                                                            Total Free Amount:    20,000.00     8,500.00
STEP 2. We determine the TFA that is from Purchase Payments:
                                                            Total Free Amount:    20,000.00     8,500.00
                                                     Earnings in the contract:    20,000.00         0.00
                               Purchase Payments being Surrendered Free (PPF):         0.00     8,500.00
STEP 3. We calculate the Premium Ratio (PR):
                              PR = [WD-TFA] / [CV-TFA]
                                                                          WD =    50,000.00    50,000.00   = the amount of the
                                                                                                             surrender
                                                                         TFA =    20,000.00     8,500.00   = the total free amount,
                                                                                                             step 1
                                                                          CV =   120,000.00    80,000.00   = the contract value at
                                                                                                             the time of surrender
                                                                          PR =           30%          58%  = the premium ratio
STEP 4. We calculate the Chargeable Purchase Payments
        being Surrendered (CPP):
                              CPP = PR x (PP - PPF)
                                                                          PR =           30%          58%  = premium ratio, step 3
                                                                          PP =   100,000.00   100,000.00   = purchase payments not
                                                                                                             previously surrendered
                                                                         PPF =         0.00     8,500.00   = purchase payments
                                                                                                             being surrendered free,
                                                                                                             step 2
                                                                         CPP =    30,000.00    53,108.39   = chargeable purchase
                                                                                                             payments being
                                                                                                             surrendered
STEP 5. We calculate the Surrender Charges:
                                                 Chargeable Purchase Payments:    30,000.00    53,108.39
                                                  Surrender Charge Percentage:            7%           7%
                                                             Surrender Charge:        2,100        3,718
STEP 6. We calculate the Net Surrender Value:
                                                   Contract Value Surrendered:    50,000.00    50,000.00
                                                             Surrender Charge:    (2,100.00)   (3,717.59)
                                                  Net Full Surrender Proceeds:    47,900.00    46,282.41


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS  73

FULL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA 4 Select contract with a three-year surrender charge schedule with the following history:

o     we receive a single $100,000 purchase payment on Jan. 1, 2007; and

o you surrender the contract for its total value on July 1, 2008. The surrender charge percentage in the first completed year after a purchase payment is 7.0%; and

o     you have made no surrenders prior to July 1, 2008.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 CONTRACT     CONTRACT
                                                                                 WITH GAIN    WITH LOSS
                                     Contract Value at time of full surrender:  $120,000.00  $ 80,000.00
                                          Contract Value on prior anniversary:   115,000.00    85,000.00
STEP 1. We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:
                                                     Earnings in the Contract:    20,000.00         0.00
                                10% of the prior anniversary's contract value:    11,500.00     8,500.00
                                                                                -----------  -----------
                                                            Total Free Amount:    20,000.00     8,500.00
STEP 2. We determine the TFA and Amount Free that is from
        Purchase Payments:
                                                            Total Free Amount:    20,000.00     8,500.00
                                                     Earnings in the contract:    20,000.00         0.00
                               Purchase Payments being Surrendered Free (PPF):         0.00     8,500.00
STEP 3. We calculate the Premium Ratio (PR):
                              PR = [WD-TFA] / [CV-TFA]
                                                                          WD =   120,000.00    80,000.00   = the amount of the
                                                                                                             surrender
                                                                         TFA =    20,000.00     8,500.00   = the total free amount,
                                                                                                             step 1
                                                                          CV =   120,000.00    80,000.00   = the contract value at
                                                                                                             the time of the
                                                                                                             surrender
                                                                          PR =          100%         100%
STEP 4. We calculate Chargeable Purchase Payments
        being Surrendered (CPP):
                                                           CPP = PR x (PP-PPF)
                                                                          PR =          100%         100%  = premium ratio, step 3
                                                                          PP =   100,000.00   100,000.00   = purchase payments not
                                                                                                             previously surrendered
                                                                         PPF =         0.00     8,500.00   = purchase payments
                                                                                                             being surrendered free,
                                                                                                             step 2
                                                                         CPP =   100,000.00    91,500.00
STEP 5. We calculate the Surrender Charges:
                                                 Chargeable Purchase Payments:   100,000.00    91,500.00
                                                  Surrender Charge Percentage:            7%           7%
                                                             Surrender Charge:     7,000.00     6,405.00
STEP 6. We calculate the Net Surrender Value:                                    120,000.00    80,000.00
                                                   Contract Value Surrendered:    (7,000.00)   (6,405.00)
                               Contract Charge (assessed upon full surrender):       (30.00)      (30.00)
                                                  Net Full Surrender Proceeds:   112,970.00    73,565.00


74 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

PARTIAL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA 4 Select contract with a three-year surrender charge schedule with the following history:

o     we receive a single $100,000 purchase payment on Jan. 1, 2007; and

o you request a partial surrender of $50,000 on July 1, 2008. The surrender charge percentage is 7.0%; and

o     you have made no surrenders prior to July 1, 2008.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 CONTRACT     CONTRACT
                                                                                 WITH GAIN    WITH LOSS
                                  Contract Value at time of partial surrender:  $120,000.00  $ 80,000.00
                                          Contract Value on prior anniversary:   115,000.00    85,000.00
STEP 1. We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:
                                                     Earnings in the contract:    20,000.00         0.00
                                10% of the prior anniversary's contract value:    11,500.00     8,500.00
                                                                                -----------  -----------
                                                            Total Free Amount:    20,000.00     8,500.00
STEP 2. We determine the Amount Free that is from Purchase Payments:
                                                            Total Free Amount:    20,000.00     8,500.00
                                                     Earnings in the contract:    20,000.00         0.00
                               Purchase Payments being Surrendered Free (PPF):         0.00     8,500.00
STEP 3. We calculate the Premium Ratio (PR):
                             PR = [WD-TFA] / [CV-TFA]
                                                                          WD =    50,000.00    50,000.00   = the amount of the
                                                                                                             surrender
                                                                         TFA =    20,000.00     8,500.00   = the total free amount,
                                                                                                             step 1
                                                                          CV =   120,000.00    80,000.00   = the contract value at
                                                                                                             the time of surrender
                                                                          PR =           30%          58%  = the premium ratio
STEP 4. We calculate the Chargeable Purchase Payments
        being Surrendered (CPP):
                             CPP = PR x (PP - PPF)
                                                                          PR =           30%          58%  = premium ratio, step 3
                                                                          PP =   100,000.00   100,000.00   = purchase payments not
                                                                                                             previously surrendered
                                                                         PPF =         0.00     8,500.00   = purchase payments
                                                                                                             being surrendered free,
                                                                                                             step 2
                                                                         CPP =    30,000.00    53,108.39   = chargeable purchase
                                                                                                             payments being
                                                                                                             surrendered
STEP 5. We calculate the Surrender Charges:
                                                 Chargeable Purchase Payments:    30,000.00    53,108.39
                                                  Surrender Charge Percentage:            7%           7%
                                                             Surrender Charge:        2,100        3,718
STEP 6. We calculate the Net Surrender Value:
                                                   Contract Value Surrendered:    50,000.00    50,000.00
                                                             Surrender Charge:    (2,100.00)   (3,717.00)
                                                  Net Full Surrender Proceeds:    47,900.00    46,282.41


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS  75

APPENDIX C: EXAMPLE -- OPTIONAL DEATH BENEFITS

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE OPERATION OF VARIOUS OPTIONAL DEATH BENEFIT RIDERS.

IN ORDER TO DEMONSTRATE THESE CONTRACT RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THE EXAMPLES OF THE OPTIONAL DEATH BENEFITS IN APPENDIX INCLUDE PARTIAL SURRENDERS TO ILLUSTRATE THE EFFECT OF PARTIAL SURRENDERS ON THE PARTICULAR BENEFIT. THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL DEATH BENEFITS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL DEATH BENEFIT IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN DEATH BENEFITS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

EXAMPLE -- ROPP DEATH BENEFIT

      o You purchase the contract (with the ROPP rider) with a payment of $20,000 on Jan. 1, 2007.

      o On March 1, 2008 the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

               We calculate the death benefit on March 1, 2008 as follows:

               The total purchase payments minus adjustments for partial surrenders:

               Total purchase payments                                 $ 20,000

               minus adjusted partial surrenders, calculated as:

                 $1,500 x $20,000                                       - 1,667
                 ---------------- =                                    --------
                     $18,000

               for a death benefit of:                                 $ 18,333


76 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

EXAMPLE -- MAV DEATH BENEFIT

o You purchase the contract (with the MAV rider) with a payment of $20,000 on Jan. 1, 2007.

o On Jan. 1, 2008 (the first contract anniversary) the contract value grows to $24,000.

o On March 1, 2008 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

            We calculate the death benefit on March 1, 2008 as follows:

            The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

            Greatest of your contract anniversary contract values:             $24,000

            plus purchase payments made since that anniversary:                    + 0

            minus adjusted partial surrenders, calculated as:

            $1,500 x $24,000                                                   - 1,636
            ---------------- =                                                 -------
                 $22,000

            for a death benefit of:                                            $22,364

EXAMPLE -- 5-YEAR MAV DEATH BENEFIT

      o You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000 on Jan. 1, 2007.

      o On Jan. 1, 2012 (the fifth contract anniversary) the contract value grows to $30,000.

      o On March 1, 2012 the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

            We calculate the death benefit on March 1, 2012 as follows:

            The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

            Greatest of your 5-year contract anniversary contract values:      $30,000

            plus purchase payments made since that anniversary:                    + 0

            minus adjusted partial surrenders, calculated as:

            $1,500 x $30,000                                                   - 1,800
            ---------------- =                                                 -------
                 $25,000

            for a death benefit of:                                            $28,200


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS  77

APPENDIX D: EXAMPLE -- OPTIONAL LIVING BENEFITS

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE OPERATION OF VARIOUS OPTIONAL LIVING BENEFIT RIDERS.

IN ORDER TO DEMONSTRATE THESE CONTRACT RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL RIDERS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL RIDER IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE "TAXES --QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN OPTIONAL RIDERS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

EXAMPLE -- ACCUMULATION BENEFIT RIDER

The following example shows how the Accumulation Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

o You purchase the contract (with the Accumulation Benefit rider) with a payment of $100,000. No purchase payment credit applies.

o     You make no additional purchase payments.

o     You do not exercise the Elective Step-up option

o     The Accumulation Benefit rider fee is 0.60%.

                           ASSUMED NET       PARTIAL SURRENDER        ADJUSTED                      ACCUMULATION
END OF CONTRACT YEAR     RATE OF RETURN     (BEGINNING OF YEAR)   PARTIAL SURRENDER      MCAV       BENEFIT AMOUNT   CONTRACT VALUE
          1                    12%                     0                    0           100,000              0          111,328
          2                    15%                     0                    0           102,422              0          127,259
          3                     3%                     0                    0           104,861              0          130,290
          4                    -8%                     0                    0           104,861              0          119,148
          5                   -15%                     0                    0           104,861              0          100,647
          6                    20%                 2,000                2,084           102,778              0          117,666
          7                    15%                     0                    0           108,252              0          134,504
          8                   -10%                     0                    0           108,252              0          120,327
          9                   -20%                 5,000                4,498           103,754              0           91,639
         10                   -12%                     0                    0           103,754         23,734          103,754


78 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

EXAMPLE -- GWB FOR LIFE(SM) RIDER

EXAMPLE #1: COVERED PERSON HAS NOT REACHED AGE 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED. ASSUMPTIONS:

o You purchase the RAVA 4 Select contract on Jan. 1, 2007 with a payment of $100,000.

o You are the sole owner and also the annuitant. Your birthday is 10/1/1945.

o     You make no additional payments to the contract.

o You take partial withdrawals equal to the RBP on 6/1/2007, 6/1/2008, and 6/1/2015. You take a partial withdrawal equal to the RALP on 6/1/2014. You take a partial withdrawal greater than the RBP on 6/1/2016.

o Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

                                         HYPOTHETICAL             BASIC WITHDRAWAL BENEFIT            LIFETIME WITHDRAWAL BENEFIT
                                            ASSUMED    ------------------------------------------     ---------------------------
               PURCHASE       PARTIAL      CONTRACT
DATE           PAYMENTS     WITHDRAWALS      VALUE        GBA         RBA          GBP       RBP         ALP             RALP
1/1/2007       $100,000       $   N/A      $100,000    $100,000     $100,000     $7,000    $7,000       $  N/A          $  N/A
6/1/2007              0         7,000        92,000     100,000       93,000      7,000         0          N/A             N/A
1/1/2008              0             0        91,000     100,000       93,000      7,000     7,000          N/A             N/A
6/1/2008              0         7,000        83,000     100,000       86,000      7,000         0          N/A             N/A
1/1/2009              0             0        81,000     100,000       86,000      7,000     7,000          N/A             N/A
1/1/2014              0             0        75,000     100,000       86,000      7,000     7,000        5,160(1)        5,160(1)
6/1/2014              0         5,160        70,000     100,000       80,840      7,000     1,840        5,160               0
1/1/2015              0             0        69,000     100,000       80,840      7,000     7,000        5,160           5,160
6/1/2015              0         7,000        62,000     100,000       73,840      7,000         0        3,720(2)            0
1/1/2016              0             0        70,000     100,000       73,840      7,000     7,000        4,200           4,200
6/1/2016              0        10,000        51,000      51,000(3)    51,000(3)   3,570         0        3,060(3)            0
1/1/2017              0             0        55,000      55,000       55,000      3,850     3,850        3,300           3,300

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 68.

(2) The $7,000 withdrawal is greater than the $5,160 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

(3) The $10,000 withdrawal is greater than both the $7,000 RBP allowed under the basic withdrawal benefit and the $4,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal.
      The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS  79

EXAMPLE #2: COVERED PERSON HAS REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED. ASSUMPTIONS:

o You purchase the RAVA 4 Select contract on Jan. 1, 2007 with a payment of $100,000.

o You are the sole owner and also the annuitant. Your birthday is 10/1/1935.

o     You make no additional payments to the contract.

o You take a partial withdrawal equal to the RALP on 6/1/2010. You take a partial withdrawal equal to the RBP on 6/1/2011. You take a partial withdrawal greater than the RBP on 6/1/2012.

o Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

                                          HYPOTHETICAL             BASIC WITHDRAWAL BENEFIT              LIFETIME WITHDRAWAL BENEFIT
                                            ASSUMED     ----------------------------------------------   ---------------------------
                PURCHASE       PARTIAL     CONTRACT
DATE            PAYMENTS     WITHDRAWALS     VALUE        GBA           RBA         GBP        RBP           ALP             RALP
1/1/2007        $100,000       $   N/A      $100,000    $100,000     $100,000     $7,000     $7,000        $6,000          $6,000
1/1/2008               0             0       105,000     105,000      105,000      7,350      7,000(1)      6,300           6,000(1)
1/1/2009               0             0       110,000     110,000      110,000      7,700      7,000(1)      6,600           6,000(1)
1/1/2010               0             0       110,000     110,000      110,000      7,700      7,700(2)      6,600           6,600(2)
6/1/2010               0         6,600       110,000     110,000      103,400      7,700      1,100         6,600               0
1/1/2011               0             0       115,000     115,000      115,000      8,050      8,050         6,900           6,900
6/1/2011               0         8,050       116,000     115,000      106,950      8,050          0         6,900(3)            0
1/1/2012               0             0       120,000     120,000      120,000      8,400      8,400         7,200           7,200
6/1/2012               0        10,000       122,000     120,000(4)   110,000(4)   8,400          0         7,200(4)            0
1/1/2013               0             0       125,000     125,000      125,000      8,750      8,750         7,500           7,500

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess.
      Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.

(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.

(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal.
      The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


80 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

APPENDIX E: EXAMPLE -- RMD CALCULATION

For contract holders subject to annual RMD rules under the Section 401(a)(9) of the Code, the amount you withdraw each year from this contract to satisfy these rules will not prompt excess withdrawal processing, subject to the following rules:

(1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

      o A Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the value of the RBP from the beginning of the current contract year.

      o Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

      o Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.

      o Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described by the GWB for Life(SM) rider.

(2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current contract year,

      o A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the value of RALP from the beginning of the current Contract Year.

      o Any withdrawals taken in a Contract Year will count first against and reduce the RALP for that Contract Year.

      o Once the RALP for the current Contract Year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.

      o Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the GWB for Life(SM) rider.

(3) If the ALP is established on a contract anniversary where your current ALERMDA is greater than the new RALP,

      o An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.

      o This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

The ALERMDA is:

(1)   determined by us each calendar year;

(2)   based on the value of this contract alone on the date it is determined;
      and

(3) based on the company's understanding and interpretation of the requirements for the following types of plans under the Code as of the date of this prospectus:

Life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

1.    IRAs under Section 408(b) of the Code;

2.    Roth IRAs under Section 408A of the Code;

3.    TSAs under Section 403(b) of the Code.

In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your GWB for Life(SM) rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP amount and may result in the reduction of your GBA and RBA as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. some ownerships by trusts and charities), the ALERMDA calculated by us will equal zero in all years. The ALERMDA calculated by us will also equal zero in all years for contracts not covered by the sections of the Code listed above as of the date of this prospectus.

Please consult your tax advisor about the impact of these rules prior to purchasing the GWB for Life(SM) rider.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS  81

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Calculating Annuity Payouts ................................................p. 3

Rating Agencies ............................................................p. 4

Revenues Received During Calendar Year 2005. ...............................p. 4

Principal Underwriter. .....................................................p. 5

Independent Registered Public Accounting Firm ..............................p. 5

Financial Statements


82 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

RIVERSOURCE [LOGO](SM)
      ANNUITIES


RiverSource Life Insurance Co. of New York

20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251


   RiverSource Distributors, Inc. (Distributor), Member NASD. Insurance and annuity products are issued by RiverSource Life Insurance Co. of New York, Albany, New York. Both companies are affiliated with Ameriprise Financial
                                Services, Inc.


           (C) 2006 Ameriprise Financial, Inc. All rights reserved.


S-6504 C (1/07)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY(SM)

          RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(SM) VARIABLE ANNUITY

           RIVERSOURCE RETIREMENT ADVISOR SELECT(SM) VARIABLE ANNUITY

       RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS(SM) VARIABLE ANNUITY

         RIVERSOURCE RETIREMENT ADVISOR SELECT PLUS(SM) VARIABLE ANNUITY

         RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(SM) VARIABLE ANNUITY

          RIVERSOURCE RETIREMENT ADVISOR 4 SELECT(SM) VARIABLE ANNUITY

          RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS(SM) VARIABLE ANNUITY


                     RIVERSOURCE FLEXIBLE PORTFOLIO ANNUITY
          (previously IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY)

                RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT
           (previously IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT)

                                  JAN. 2, 2007

RiverSource of New York Variable Annuity Account is a separate account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the RiverSource of New York Variable Annuity Account. Not all subaccounts shown will apply to your specific contract.

RiverSource Life Insurance Co. of New York

20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251

TABLE OF CONTENTS

Calculating Annuity Payouts ...........................................   p. 3

Rating Agencies .......................................................   p. 4

Revenues Received During Calendar Year 2005 ...........................   p. 4

Principal Underwriter .................................................   p. 5

Independent Registered Public Accounting Firm .........................   p. 5

Financial Statements

CORPORATE CONSOLIDATION


On Dec. 31, 2006, American Centurion Life Assurance Company merged into its affiliate, IDS Life Insurance Company of New York (IDS Life NY). At that time, IDS Life NY changed its name to RiverSource Life Insurance Co. of New York. This merger helped simplify the overall corporate structure because the two life insurance companies were consolidated into one. This consolidation and renaming does not have any adverse effect on the features or benefits of any contract.



2 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

CALCULATING ANNUITY PAYOUTS


THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.


INITIAL PAYOUT: To compute your first monthly payout, we:


o     determine the dollar value of your contract on the valuation date; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.


The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The underlying number of units in your subaccount is fixed. The value of units fluctuates with the performance of the underlying fund.


SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

o     the annuity unit value on the valuation date; by

o     the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o     the net investment factor; and

o     the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o     dividing that sum by the previous adjusted net asset value per share;
      and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 3

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.


For detailed information on the agency ratings given to RiverSource Life of NY, see "Debt & Ratings Information" under "Investors Relations" on our website at ameriprise.com or contact your sales representative. Or view our current ratings by visiting the agency websites directly at:


A.M. Best                                                       www.ambest.com

Fitch                                                     www.fitchratings.com

Moody's                                               www.moodys.com/insurance

Standard & Poor's                                     www.standardandpoors.com

A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.

REVENUES RECEIVED DURING CALENDAR YEAR 2005:

The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2005. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.

---------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products                                       $ 8,854,855.66
Franklin(R) Templeton(R) Variable Insurance Products Trust                      6,823,584.36
Liberty Variable Investment Trust / Wanger Advisors Trust                       6,167,159.08
American Century(R) Variable Portfolios, Inc.                                   5,916,210.77
Goldman Sachs Variable Insurance Trust                                          5,908,269.00
AIM Variable Insurance Funds                                                    4,657,038.45
AllianceBernstein Variable Products Series Fund, Inc.                           4,105,185.33
Putnam Variable Trust                                                           2,894,721.89
MFS(R) Variable Insurance Trust(SM)                                             2,814,229.09
Credit Suisse Trust                                                             1,948,062.06
Wells Fargo Advantage Variable Trust Funds                                      1,785,045.10
Janus Aspen Series                                                                973,913.25
Evergreen Variable Annuity Trust                                                  950,086.78
Oppenheimer Variable Account Funds                                                940,501.39
Third Avenue Variable Series Trust                                                930,151.06
Royce Capital Fund                                                                909,404.51
Lazard Retirement Series, Inc.                                                    866,279.90
Van Kampen Life Investment Trust / The Universal Institutional Funds, Inc.        766,423.33
Pioneer Variable Contracts Trust                                                  367,921.93
Calvert Variable Series, Inc.                                                     166,558.14
Dreyfus Investment Portfolios / Dreyfus Variable Investment Fund                   40,580.81
STI Classic Variable Trust                                                         25,316.37
Premier VIT                                                                        20,167.99
Baron Capital Funds Trust                                                           7,180.35
J.P. Morgan Series Trust II                                                         4,344.49
---------------------------------------------------------------------------------------------

If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Portfolio Funds or their affiliates would be at the top of the list.


4 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

PRINCIPAL UNDERWRITER


RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the contracts, which are offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with us and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial.

Prior to Jan. 1, 2007, Ameriprise Financial Services, Inc. served as the principal underwriter for the contracts. For the past three years, the aggregate dollar amount of underwriting commissions paid to Ameriprise Financial Services, Inc. for the variable account has been: 2005: $7,093,004; 2004: $4,089,351; and 2003: $2,433,623. Ameriprise Financial Services, Inc.
retained no underwriting commission from the sale of the contracts.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, independent registered public accounting firm, has audited the financial statements of IDS Life Insurance Company of New York (name subsequently changed to RiverSource Life Insurance Co. of New York) at Dec. 31, 2005 and 2004, and for each of the three years in the period ended Dec. 31, 2005, financial statements of American Centurion Life Assurance Company at Dec. 31, 2005 and 2004 and for each of the three years in the period ended Dec. 31, 2005, the supplemental financial statements of IDS Life Insurance Company of New York (name subsequently changed to RiverSource Life Insurance Co. of New York) at Dec. 31, 2005 and 2004 and for each of the three years in the period ended Dec. 31, 2005, and the individual financial statements of the segregated asset subaccounts of the IDS Life of New York Variable Annuity Account (name subsequently changed to RiverSource of New York Variable Annuity Account) which includes RiverSource Retirement Advisor Variable Annuity, RiverSource Retirement Advisor Advantage Variable Annuity, RiverSource Retirement Advisor Select Variable Annuity, RiverSource Retirement Advisor Advantage Plus Variable Annuity, RiverSource Retirement Advisor Select Plus Variable Annuity, RiverSource Retirement Advisor 4 Advantage Variable Annuity, RiverSource Retirement Advisor 4 Select Variable Annuity, RiverSource Retirement Advisor 4 Access Variable Annuity and IDS Life of New York Flexible Portfolio Annuity (name subsequently changed to RiverSource Flexible Portfolio Annuity) at Dec. 31, 2005, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance upon Ernst & Young LLP's reports given on their authority as experts in accounting and auditing.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 5

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying individual statements of assets and liabilities of the 88 segregated asset subaccounts of IDS Life of New York Variable Annuity Account, referred to in Note 1, as of December 31, 2005, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of IDS Life of New York Variable Annuity Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of IDS Life of New York Variable Annuity Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 88 segregated asset subaccounts of IDS Life of New York Variable Annuity Account, referred to in Note 1, at December 31, 2005, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                               /s/ Ernst & Young LLP

Minneapolis, Minnesota
March 31, 2006


6 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ---------------------------------------------------------------------------
                                                           AIM VI CAP    AIM VI CAP     AIM VI CAP     AIM VI CAP     AIM VI CORE
DECEMBER 31, 2005                                         APPR, SER I   APPR, SER II    DEV, SER I     DEV, SER II     EQ, SER I
ASSETS
Investments, at value(1),(2)                             $  1,370,877   $ 13,671,923   $  1,284,772   $   2,519,710   $  35,158,304
Dividends receivable                                               --             --             --              --              --
Accounts receivable from IDS Life of New York for
contract purchase payments                                        168          9,243            443           2,578              --
Receivable for share redemptions                                   --            351             --              --          59,860
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                1,371,045     13,681,517      1,285,215       2,522,288      35,218,164
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
   Mortality and expense risk fee                                 999          9,839            897           1,824          37,172
   Contract terminations                                           --            351             --              --          59,860
Payable for investments purchased                                 168          9,243            443           2,578              --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               1,167         19,433          1,340           4,402          97,032
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
period                                                      1,369,878     13,656,341      1,283,875       2,517,805      34,991,898
Net assets applicable to contracts in payment period               --          5,743             --              --         129,234
Net assets applicable to seed money                                --             --             --              81              --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                         $  1,369,878   $ 13,662,084   $  1,283,875   $   2,517,886   $  35,121,132
====================================================================================================================================
(1) Investment shares                                          55,546        559,637         79,849         158,273       1,499,288
(2) Investments, at cost                                 $  1,388,939   $ 12,471,290   $    992,325   $   1,986,136   $  34,647,696
------------------------------------------------------------------------------------------------------------------------------------

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------------
                                                             AIM VI       AIM VI FIN     AIM VI INTL      AIM VI      AB VPS GLOBAL
DECEMBER 31, 2005 (CONTINUED)                              DYN, SER I     SERV, SER I    GRO, SER II    TECH, SER I    TECH, CL B
ASSETS
Investments, at value(1),(2)                             $  1,107,427   $  1,271,462   $        510   $   2,368,076   $     287,036
Dividends receivable                                               --             --             --              --              --
Accounts receivable from IDS Life of New York for
contract purchase payments                                        153            905             --           1,391          10,166
Receivable for share redemptions                                   --             --             --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                1,107,580      1,272,367            510       2,369,467         297,202
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
   Mortality and expense risk fee                                 786            892             --           1,649             141
   Contract terminations                                           --             --             --              --              --
Payable for investments purchased                                 153            905             --           1,391          10,166
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 939          1,797             --           3,040          10,307
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
period                                                      1,106,585      1,270,488             --       2,366,427         286,358
Net assets applicable to contracts in payment period               --             --             --              --              --
Net assets applicable to seed money                                56             82            510              --             537
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                         $  1,106,641   $  1,270,570   $        510   $   2,366,427   $     286,895
====================================================================================================================================
(1) Investment shares                                          74,978         83,265             22         186,610          18,364
(2) Investments, at cost                                 $    857,668   $  1,081,440   $        477   $   2,199,077   $     290,110
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 7

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ---------------------------------------------------------------------------
                                                            AB VPS         AB VPS          AC VP          AC VP           AC VP
                                                          GRO & INC,      INTL VAL,        INTL,          INTL,           ULTRA,
DECEMBER 31, 2005 (CONTINUED)                                CL B           CL B           CL I           CL II           CL II
ASSETS
Investments, at value(1),(2)                             $ 21,171,572   $ 31,807,605   $  1,916,807   $   4,604,428   $   1,817,185
Dividends receivable                                               --             --             --              --              --
Accounts receivable from IDS Life of New York for
contract purchase payments                                     24,906         42,831          3,461              --          54,417
Receivable for share redemptions                                   --          2,243             --          27,020              --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                               21,196,478     31,852,679      1,920,268       4,631,448       1,871,602
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
   Mortality and expense risk fee                              14,906         22,530          1,393           3,390             910
   Contract terminations                                           --          2,243             --          27,020              --
Payable for investments purchased                              24,906         42,831          3,461              --          54,417
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              39,812         67,604          4,854          30,410          55,327
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
period                                                     21,156,562     31,779,252      1,915,414       4,600,918       1,816,224
Net assets applicable to contracts in payment period               --          5,823             --              --              --
Net assets applicable to seed money                               104             --             --             120              51
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                         $ 21,156,666   $ 31,785,075   $  1,915,414   $   4,601,038   $   1,816,275
====================================================================================================================================
(1) Investment shares                                         858,887      1,681,163        232,905         560,149         175,913
(2) Investments, at cost                                 $ 18,304,866   $ 25,421,687   $  1,648,560   $   3,634,653   $   1,844,753
------------------------------------------------------------------------------------------------------------------------------------

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ---------------------------------------------------------------------------
                                                             AC VP         AC VP        CALVERT VS    COL HI YIELD,    CS MID-CAP
DECEMBER 31, 2005 (CONTINUED)                              VAL, CL I     VAL, CL II     SOCIAL BAL       VS CL B          GRO
ASSETS
Investments, at value(1),(2)                             $ 47,345,214   $ 28,949,638   $  3,219,226   $   4,972,291   $     567,739
Dividends receivable                                               --             --             --              --              --
Accounts receivable from IDS Life of New York for
contract purchase payments                                        978         68,779             --          12,037             122
Receivable for share redemptions                               46,481          2,432         29,683           2,204              --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                               47,392,673     29,020,849      3,248,909       4,986,532         567,861
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
   Mortality and expense risk fee                              47,863         20,918          2,390           3,547             410
   Contract terminations                                       46,481          2,432         29,683           2,204              --
Payable for investments purchased                                 978         68,779             --          12,037             122
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              95,322         92,129         32,073          17,788             532
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
period                                                     47,158,345     28,900,428      3,216,783       4,967,725         567,329
Net assets applicable to contracts in payment period          139,006         28,292             --              --              --
Net assets applicable to seed money                                --             --             53           1,019              --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                         $ 47,297,351   $ 28,928,720   $  3,216,836   $   4,968,744   $     567,329
====================================================================================================================================
(1) Investment shares                                       5,773,807      3,534,754      1,656,833         507,895          43,043
(2) Investments, at cost                                 $ 40,695,147   $ 26,884,357   $  3,013,536   $   4,897,259   $     480,887
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


8 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ---------------------------------------------------------------------------
                                                                            EG VA          EG VA         FID VIP         FID VIP
                                                           CS SM CAP     FUNDAMENTAL     INTL EQ,       GRO & INC,      GRO & INC,
DECEMBER 31, 2005 (CONTINUED)                                 GRO       LG CAP, CL 2       CL 2          SERV CL        SERV CL 2
ASSETS
Investments, at value(1),(2)                             $ 24,797,710   $  3,143,529   $  2,947,118   $   6,697,766   $  31,944,100
Dividends receivable                                               --             --             --              --              --
Accounts receivable from IDS Life of New York for
contract purchase payments                                         --         12,892            439           1,081          12,825
Receivable for share redemptions                               31,914             --         14,976               6          36,881
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                               24,829,624      3,156,421      2,962,533       6,698,853      31,993,806
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
   Mortality and expense risk fee                              26,253          2,292          2,121           4,785          23,447
   Contract terminations                                       31,914             --         14,976               6          36,881
Payable for investments purchased                                  --         12,892            439           1,081          12,825
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              58,167         15,184         17,536           5,872          73,153
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
period                                                     24,748,281      3,141,237      2,944,937       6,679,824      31,792,273
Net assets applicable to contracts in payment period           23,176             --             --          13,157         128,299
Net assets applicable to seed money                                --             --             60              --              81
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                         $ 24,771,457   $  3,141,237   $  2,944,997   $   6,692,981   $  31,920,653
====================================================================================================================================
(1) Investment shares                                       1,665,394        176,306        206,670         456,874       2,198,493
(2) Investments, at cost                                 $ 26,954,980   $  2,710,680   $  2,689,550   $   5,967,631   $  27,810,978
------------------------------------------------------------------------------------------------------------------------------------

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ---------------------------------------------------------------------------
                                                            FID VIP        FID VIP        FID VIP        FID VIP       FTVIPT FRANK
                                                           MID CAP,        MID CAP,      OVERSEAS,      OVERSEAS,       REAL EST,
DECEMBER 31, 2005 (CONTINUED)                               SERV CL       SERV CL 2       SERV CL       SERV CL 2         CL 2
ASSETS
Investments, at value(1),(2)                             $ 11,656,747   $ 58,000,965   $  2,379,144   $  15,637,435   $  37,656,759
Dividends receivable                                               --             --             --              --              --
Accounts receivable from IDS Life of New York for
contract purchase payments                                        775        140,933            266           2,370          49,064
Receivable for share redemptions                                  374         90,862             --           4,507              --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                               11,657,896     58,232,760      2,379,410      15,644,312      37,705,823
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
   Mortality and expense risk fee                               8,314         41,495          1,702          11,115          26,590
   Contract terminations                                          374         90,862             --           4,507              --
Payable for investments purchased                                 775        140,933            266           2,370          49,064
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               9,463        273,290          1,968          17,992          75,654
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
period                                                     11,633,391     57,934,871      2,377,442      15,622,383      37,568,412
Net assets applicable to contracts in payment period           15,042         24,599             --           3,845          61,757
Net assets applicable to seed money                                --             --             --              92              --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                         $ 11,648,433   $ 57,959,470   $  2,377,442   $  15,626,320   $  37,630,169
====================================================================================================================================
(1) Investment shares                                         333,526      1,672,944        115,943         765,041       1,173,839
(2) Investments, at cost                                 $  7,088,664   $ 41,156,954   $  1,802,795   $  11,750,179   $  28,207,524
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 9

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                           FTVIPT FRANK   FTVIPT MUTUAL    FTVIPT TEMP   FTVIPT TEMP      GS VIT
                                                              SM CAP          SHARES        DEV MKTS       FOR SEC,     STRUCTD SM
DECEMBER 31, 2005 (CONTINUED)                                VAL, CL 2      SEC, CL 2       SEC, CL 1        CL 2         CAP EQ
ASSETS
Investments, at value(1),(2)                               $ 18,477,290   $  17,406,389   $ 21,784,120   $ 1,049,712   $ 1,042,865
Dividends receivable                                                --               --             --            --            --
Accounts receivable from IDS Life of New York for
contract purchase payments                                        9,013          33,815             --            --           302
Receivable for share redemptions                                 14,487              --         44,241            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 18,500,790      17,440,204     21,828,361     1,049,712     1,043,167
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
   Mortality and expense risk fee                                13,098          12,344         22,565           728           757
   Contract terminations                                         14,487              --         44,241            --            --
Payable for investments purchased                                 9,013          33,815             --            --           302
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                36,598          46,159         66,806           728         1,059
===================================================================================================================================
Net assets applicable to contracts in accumulation
period                                                       18,464,108      17,394,045     21,708,248     1,048,984     1,042,108
Net assets applicable to contracts in payment period                 --              --         53,307            --            --
Net assets applicable to seed money                                  84              --             --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 18,464,192   $  17,394,045   $ 21,761,555   $ 1,048,984   $ 1,042,108
===================================================================================================================================
(1)   Investment shares                                       1,100,494         957,974      1,982,177        67,203        74,865
(2)   Investments, at cost                                 $ 14,605,396   $  14,658,493   $ 14,222,145   $   816,443   $   851,752
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              GS VIT          GS VIT       JANUS ASPEN   JANUS ASPEN   JANUS ASPEN
                                                              STRUCTD        MID CAP      GLOBAL TECH,    INTL GRO,    MID CAP GRO,
DECEMBER 31, 2005 (CONTINUED)                                 U.S. EQ          VAL            SERV           SERV          SERV
ASSETS
Investments, at value(1),(2)                               $ 20,979,342   $  44,619,266   $  1,061,520   $ 9,386,894   $ 1,267,856
Dividends receivable                                                 --              --             --            --            --
Accounts receivable from IDS Life of New York for
contract purchase payments                                       15,282          70,329             --         3,347           564
Receivable for share redemptions                                     --              --            414         2,946            --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 20,994,624      44,689,595      1,061,934     9,393,187     1,268,420
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
   Mortality and expense risk fee                                14,830          31,838            775         6,633           917
   Contract terminations                                             --              --            414         2,946            --
Payable for investments purchased                                15,282          70,329             --         3,347           564
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                30,112         102,167          1,189        12,926         1,481
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
period                                                       20,958,492      44,544,511      1,060,745     9,380,261     1,257,825
Net assets applicable to contracts in payment period              6,020          42,917             --            --         9,114
Net assets applicable to seed money                                  --              --             --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 20,964,512   $  44,587,428   $  1,060,745   $ 9,380,261   $ 1,266,939
===================================================================================================================================
(1)   Investment shares                                       1,597,817       2,873,101        268,061       266,901        44,627
(2)   Investments, at cost                                 $ 18,792,804   $  41,182,725   $  1,038,398   $ 6,353,584   $ 1,233,927
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


10 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                              LAZARD       MFS INV           MFS             MFS            MFS
                                                              RETIRE      GRO STOCK,      NEW DIS,      TOTAL RETURN,    UTILITIES,
DECEMBER 31, 2005 (CONTINUED)                                 INTL EQ      SERV CL         SERV CL         SERV CL        SERV CL
ASSETS
Investments, at value(1),(2)                               $ 9,745,776   $ 9,842,267   $    7,759,642   $   2,969,434   $ 8,435,653
Dividends receivable                                                --            --               --              --            --
Accounts receivable from IDS Life of New York for
contract purchase payments                                      70,923        15,427              372           3,489        25,600
Receivable for share redemptions                                    --            --              231              --            --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 9,816,699     9,857,694        7,760,245       2,972,923     8,461,253
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
   Mortality and expense risk fee                                7,136         6,931            5,643           2,117         6,063
   Contract terminations                                            --            --              231              --            --
Payable for investments purchased                               70,923        15,427              372           3,489        25,600
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               78,059        22,358            6,246           5,606        31,663
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
period                                                       9,701,005     9,835,282        7,753,945       2,967,239     8,429,590
Net assets applicable to contracts in payment period            37,635            --               --              --            --
Net assets applicable to seed money                                 --            54               54              78            --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 9,738,640   $ 9,835,336   $    7,753,999   $   2,967,317   $ 8,429,590
====================================================================================================================================
(1)   Investment shares                                        759,608     1,012,579          502,242         144,850       358,050
(2)   Investments, at cost                                 $ 7,921,947   $ 9,205,650   $    6,833,073   $   2,962,601   $ 6,803,755
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                               OPPEN      OPPEN MAIN       OPPEN          PIONEER EQ      PIONEER
                                                            GLOBAL SEC    ST SM CAP    STRATEGIC BOND      INC VCT,     EUROPE VCT,
DECEMBER 31, 2005 (CONTINUED)                                VA, SERV      VA, SERV       VA, SERV          CL II          CL II
ASSETS
Investments, at value(1),(2)                               $ 4,709,935   $ 1,320,246   $   18,857,476   $   7,246,004   $   689,960
Dividends receivable                                                --            --               --              --            --
Accounts receivable from IDS Life of New York for
contract purchase payments                                      19,114           312          190,637           3,419            --
Receivable for share redemptions                                   434            --               --              --            --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 4,729,483     1,320,558       19,048,113       7,249,423       689,960
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
   Mortality and expense risk fee                                3,311           966           12,397           5,130           516
   Contract terminations                                           434            --               --              --            --
Payable for investments purchased                               19,114           312          190,637           3,419            --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               22,859         1,278          203,034           8,549           516
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
period                                                       4,706,504     1,319,195       18,845,079       7,212,548       689,444
Net assets applicable to contracts in payment period                --            --               --          28,326            --
Net assets applicable to seed money                                120            85               --              --            --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 4,706,624   $ 1,319,280   $   18,845,079   $   7,240,874   $   689,444
====================================================================================================================================
(1)   Investment shares                                        142,037        77,388        3,633,425         339,074        61,604
(2)   Investments, at cost                                 $ 4,276,171   $ 1,223,363   $   18,698,091   $   6,167,565   $   538,800
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 11

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                           PUT VT HEALTH      PUT VT      PUT VT INTL      PUT VT         PUT VT
                                                             SCIENCES,       INTL EQ,       NEW OPP,      NEW OPP,        VISTA,
DECEMBER 31, 2005 (CONTINUED)                                  CL IB           CL IB         CL IB          CL IA          CL IB
ASSETS
Investments, at value(1),(2)                               $   3,990,091   $  7,379,741   $ 2,043,215   $ 21,914,537   $  3,112,839
Dividends receivable                                                  --             --            --             --             --
Accounts receivable from IDS Life of New York for
contract purchase payments                                        15,061            720           562         11,014            121
Receivable for share redemptions                                   1,082            968            --             --            176
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   4,006,234      7,381,429     2,043,777     21,925,551      3,113,136
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
   Mortality and expense risk fee                                  2,781          5,254         1,443         22,991          2,208
   Contract terminations                                           1,082            968            --             --            176
Payable for investments purchased                                 15,061            720           562         11,014            121
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 18,924          6,942         2,005         34,005          2,505
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
period                                                         3,987,251      7,367,316     2,041,772     21,871,680      3,110,572
Net assets applicable to contracts in payment period                  --          7,112            --         19,866             --
Net assets applicable to seed money                                   59             59            --             --             59
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $   3,987,310   $  7,374,487   $ 2,041,772   $ 21,891,546   $  3,110,631
====================================================================================================================================
(1)   Investment shares                                          300,685        453,859       139,373      1,169,399        223,303
(2)   Investments, at cost                                 $   3,380,073   $  5,390,584   $ 1,588,048   $ 29,120,377   $  2,926,566
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              RVS VP          RVS VP        RVS VP         RVS VP        RVS VP
DECEMBER 31, 2005 (CONTINUED)                                   BAL          CASH MGMT     CORE BOND      DIV BOND      DIV EQ INC
ASSETS
Investments, at value(1),(2)                               $  27,209,104   $ 26,658,987   $ 1,773,451   $ 69,618,885   $ 54,053,132
Dividends receivable                                                  --         80,303         5,704        223,828             --
Accounts receivable from IDS Life of New York for
contract purchase payments                                         1,542        262,906        24,128        110,729        210,521
Receivable for share redemptions                                      --             --            --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  27,210,646     27,002,196     1,803,283     69,953,442     54,263,653
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
   Mortality and expense risk fee                                 26,696         21,163         1,270         55,200         38,038
   Contract terminations                                              --        167,883            --         30,720          4,711
Payable for investments purchased                                     --             --            --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 26,696        189,046         1,270         85,920         42,749
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
period                                                        26,869,483     26,802,226     1,800,995     69,668,061     54,192,651
Net assets applicable to contracts in payment period             314,387          9,902            --        199,461         28,253
Net assets applicable to seed money                                   80          1,022         1,018             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  27,183,950   $ 26,813,150   $ 1,802,013   $ 69,867,522   $ 54,220,904
====================================================================================================================================
(1)   Investment shares                                        1,836,228     26,668,515       179,955      6,645,692      3,880,770
(2)   Investments, at cost                                 $  30,388,252   $ 26,659,630   $ 1,796,074   $ 70,281,905   $ 46,345,795
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


12 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                             ---------------------------------------------------------------------
                                                                            RVS VP          RVS VP                       RVS VP
                                                                RVS VP      GLOBAL     GLOBAL INFLATION     RVS VP      HI YIELD
DECEMBER 31, 2005 (CONTINUED)                                 EMER MKTS      BOND          PROT SEC          GRO          BOND
ASSETS
Investments, at value(1),(2)                                 $10,597,482  $29,073,303  $     12,941,278  $14,088,349  $61,223,311
Dividends receivable                                                  --       51,628            12,165           --      251,882
Accounts receivable from IDS Life of New York for contract
purchase payments                                                 49,317       60,291            81,463       77,653       48,408
Receivable for share redemptions                                      --           --                --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  10,646,799   29,185,222        13,034,906   14,166,002   61,523,601
==================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
   Mortality and expense risk fee                                  7,309       23,427             8,666        9,405       49,975
   Contract terminations                                           1,522           --                --           --       36,825
Payable for investments purchased                                     --           --                --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  8,831       23,427             8,666        9,405       86,800
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     10,637,968   29,129,240        13,025,203   14,156,597   61,258,419
Net assets applicable to contracts in payment period                  --       31,579                --           --      177,336
Net assets applicable to seed money                                   --          976             1,037           --        1,046
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                             $10,637,968  $29,161,795  $     13,026,240  $14,156,597  $61,436,801
==================================================================================================================================
(1) Investment shares                                            721,230    2,754,565         1,307,377    2,068,572    9,193,196
(2) Investments, at cost                                     $ 8,891,100  $29,461,328  $     13,094,130  $13,447,496  $62,962,361
----------------------------------------------------------------------------------------------------------------------------------

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                             ---------------------------------------------------------------------
                                                                RVS VP       RVS VP         RVS VP         RVS VP        RVS VP
DECEMBER 31, 2005 (CONTINUED)                                   INC OPP     INTL OPP       LG CAP EQ     LG CAP VAL   MID CAP GRO
ASSETS
Investments, at value(1),(2)                                 $ 3,685,923  $23,139,175  $     25,961,861  $   181,508  $ 3,777,550
Dividends receivable                                              17,779           --                --           --           --
Accounts receivable from IDS Life of New York for contract
purchase payments                                                 28,795          171            13,053           57       91,163
Receivable for share redemptions                                      --           --                --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   3,732,497   23,139,346        25,974,914      181,565    3,868,713
==================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
   Mortality and expense risk fee                                  2,435       21,885            21,480          129        2,695
   Contract terminations                                              --       23,457             8,571           --          583
Payable for investments purchased                                     --           --                --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  2,435       45,342            30,051          129        3,278
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      3,729,026   23,026,972        25,867,663      181,381    3,841,835
Net assets applicable to contracts in payment period                  --       66,972            77,200           --       23,542
Net assets applicable to seed money                                1,036           60                --           55           58
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                             $ 3,730,062  $23,094,004  $     25,944,863  $   181,436  $ 3,865,435
==================================================================================================================================
(1) Investment shares                                            361,767    2,137,768         1,180,963       16,615      308,622
(2) Investments, at cost                                     $ 3,707,871  $24,484,877  $     26,973,035  $   180,373  $ 3,207,371
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 13

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                             ----------------------------------------------------------------------
                                                                RVS VP      RVS VP        RVS VP         RVS VP         RVS VP
DECEMBER 31, 2005 (CONTINUED)                                MID CAP VAL    NEW DIM       S&P 500      SELECT VAL   SHORT DURATION
ASSETS
Investments, at value(1),(2)                                 $   887,613  $65,947,435  $  17,515,868  $   592,366  $    25,848,760
Dividends receivable                                                  --           --             --           --           69,859
Accounts receivable from IDS Life of New York for contract
purchase payments                                                 16,174       31,743         14,724          174           48,680
Receivable for share redemptions                                      --           --             --           --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     903,787   65,979,178     17,530,592      592,540       25,967,299
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
   Mortality and expense risk fee                                    580       61,388         12,644          405           18,490
   Contract terminations                                              --       33,435             --           --               --
Payable for investments purchased                                     --           --             --           --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    580       94,823         12,644          405           18,490
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        903,154   65,583,269     17,517,894      592,083       25,947,797
Net assets applicable to contracts in payment period                  --      301,086             --           --               --
Net assets applicable to seed money                                   53           --             54           52            1,012
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                             $   903,207  $65,884,355  $  17,517,948  $   592,135  $    25,948,809
===================================================================================================================================
(1) Investment shares                                             74,579    4,178,517      2,065,678       53,608        2,550,692
(2) Investments, at cost                                     $   846,644  $67,161,219  $  15,583,929  $   593,736  $    26,486,105
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                             ----------------------------------------------------------------------
                                                                RVS VP      RVS VP         RVS VP        ROYCE     LM PTNRS VAR SM
DECEMBER 31, 2005 (CONTINUED)                                 SM CAP ADV  SM CAP VAL   STRATEGY AGGR   MICRO-CAP   CAP GRO, CL II
ASSETS
Investments, at value(1),(2)                                 $ 8,297,539  $21,636,469  $   8,380,268  $ 3,413,826  $           388
Dividends receivable                                                  --           --             --           --               --
Accounts receivable from IDS Life of New York for contract
purchase payments                                                  1,145      108,938         12,605          765               --
Receivable for share redemptions                                      --           --             --           --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   8,298,684   21,745,407      8,392,873    3,414,591              388
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
   Mortality and expense risk fee                                  6,030       15,238          8,232        2,443               --
   Contract terminations                                          14,047           --             --           --               --
Payable for investments purchased                                     --           --             --          765               --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 20,077       15,238          8,232        3,208               --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      8,235,359   21,730,169      8,344,776    3,411,383               --
Net assets applicable to contracts in payment period              43,166           --         39,748           --               --
Net assets applicable to seed money                                   82           --            117           --              388
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                             $ 8,278,607  $21,730,169  $   8,384,641  $ 3,411,383  $           388
===================================================================================================================================
(1) Investment shares                                            621,062    1,566,818        960,139      271,585               28
(2) Investments, at cost                                     $ 7,776,821  $19,626,067  $  12,200,474  $ 2,542,723  $           398
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


14 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                             -----------------------------------------------------------------
                                                                           VANK LIT
                                                              THIRD AVE    COMSTOCK,   WANGER INTL  WANGER U.S.   WF ADV VT
DECEMBER 31, 2005 (CONTINUED)                                    VAL         CL II       SM CAP       SM CO      ASSET ALLOC
ASSETS
Investments, at value(1),(2)                                 $ 7,119,755  $20,353,787  $29,227,659  $52,223,860  $  5,995,679
Dividends receivable                                                  --           --           --           --            --
Accounts receivable from IDS Life of New York for contract
purchase payments                                                    807       95,127      148,082      181,637         1,901
Receivable for share redemptions                                      --           --       75,838           --            --
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   7,120,562   20,448,914   29,451,579   52,405,497     5,997,580
==============================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
   Mortality and expense risk fee                                  5,098       14,068       20,571       37,476         4,379
   Contract terminations                                              --           --       75,838           --            --
Payable for investments purchased                                    807       95,127      148,082      181,637         1,901
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  5,905      109,195      244,491      219,113         6,280
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      7,114,657   20,339,719   29,207,088   52,171,455     5,991,300
Net assets applicable to contracts in payment period                  --           --           --       14,929            --
Net assets applicable to seed money                                   --           --           --           --            --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                             $ 7,114,657  $20,339,719  $29,207,088  $52,186,384  $  5,991,300
==============================================================================================================================
(1) Investment shares                                            259,750    1,491,120      954,217    1,496,386       459,439
(2) Investments, at cost                                     $ 4,721,783  $19,661,038  $21,666,742  $39,740,434  $  5,576,688
------------------------------------------------------------------------------------------------------------------------------

                                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                                                       ---------------------------------------
                                                                                        WF ADV VT    WF ADV VT   WF ADV VT SM
DECEMBER 31, 2005 (CONTINUED)                                                           INTL CORE      OPP         CAP GRO
ASSETS
Investments, at value(1),(2)                                                           $ 2,031,038  $ 3,674,906  $  3,243,635
Dividends receivable                                                                            --           --            --
Accounts receivable from IDS Life of New York for contract                                     259          461           880
purchase payments
Receivable for share redemptions                                                                --           --            --
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                             2,031,297    3,675,367     3,244,515
==============================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
   Mortality and expense risk fee                                                            1,398        2,695         2,393
   Contract terminations                                                                        --           --            --
Payable for investments purchased                                                              259          461           880
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                            1,657        3,156         3,273
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                                1,999,057    3,672,127     3,241,191
Net assets applicable to contracts in payment period                                        30,583           --            --
Net assets applicable to seed money                                                             --           84            51
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                       $ 2,029,640  $ 3,672,211  $  3,241,242
==============================================================================================================================
(1) Investment shares                                                                      234,531      151,730       388,925
(2) Investments, at cost                                                               $ 1,701,774  $ 2,846,436  $  2,547,305
------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 15

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                           AIM VI CAP     AIM VI CAP      AIM VI CAP     AIM VI CAP    AIM VI CORE
YEAR ENDED DECEMBER 31, 2005                               APPR, SER I   APPR, SER II     DEV, SER I    DEV, SER II     EQ, SER I
INVESTMENT INCOME
Dividend income                                            $       842  $           --  $           --  $         --  $     532,995
Variable account expenses                                       11,709          60,844          11,013        19,304        480,379
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (10,867)        (60,844)        (11,013)      (19,304)        52,616
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                         326,009         489,803         321,184       395,466      9,356,888
   Cost of investments sold                                    354,269         459,529         263,431       328,100      9,484,900
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (28,260)         30,274          57,753        67,366       (128,012)
Distributions from capital gains                                    --              --              --            --             --
Net change in unrealized appreciation or depreciation of
investments                                                    141,021         908,920          61,656       137,130      1,459,204
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 112,761         939,194         119,409       204,496      1,331,192
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                 $   101,894  $      878,350  $      108,396  $    185,192  $   1,383,808
====================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                             AIM VI       AIM VI FIN     AIM VI INTL       AIM VI     AB VPS GLOBAL
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)                 DYN, SER I     SERV, SER I   GRO, SER II(1)  TECH, SER I   TECH, CL B(1)
INVESTMENT INCOME
Dividend income                                            $        --  $       16,302  $            3  $         --  $          --
Variable account expenses                                        8,881          11,105               1        12,228            170
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (8,881)          5,197               2       (12,228)          (170)
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                         230,478         449,290               1       345,357             24
   Cost of investments sold                                    192,230         400,321               1       333,609             24
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                38,248          48,969              --        11,748             --
Distributions from capital gains                                    --              --              --            --             --
Net change in unrealized appreciation or depreciation
of investments                                                  69,136          (1,673)             33        61,575         (3,074)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 107,384          47,296              33        73,323         (3,074)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                 $    98,503  $       52,493  $           35  $     61,095  $      (3,244)
====================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                              AB VPS        AB VPS          AC VP           AC VP         AC VP
                                                            GRO & INC,     INTL VAL,         INTL,          INTL,        ULTRA,
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)                     CL B          CL B            CL I           CL II        CL II(1)
INVESTMENT INCOME
Dividend income                                            $   239,172        $ 95,146  $       21,557  $     37,079  $          --
Variable account expenses                                      160,355         178,988          16,173        34,492          1,126
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 78,817         (83,842)          5,384         2,587         (1,126)
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                       2,124,227         498,972         410,942       558,830         14,335
   Cost of investments sold                                  1,867,177         419,342         384,443       477,011         14,151
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               257,050          79,630          26,499        81,819            184
Distributions from capital gains                                    --         309,779              --            --             --
Net change in unrealized appreciation or depreciation of
investments                                                    408,631       3,395,740         189,787       398,170        (27,568)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 665,681       3,785,149         216,286       479,989        (27,384)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                 $   744,498  $    3,701,307  $      221,670  $    482,576  $     (28,510)
====================================================================================================================================

See accompanying notes to financial statements.


16 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                              AC VP          AC VP        CALVERT VS    COL HI YIELD,  CS MID-CAP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                    VAL, CL I     VAL, CL II      SOCIAL BAL      VS CL B          GRO
INVESTMENT INCOME
Dividend income                                            $   414,882  $      146,110  $       57,272  $          --  $         --
Variable account expenses                                      577,157         209,859          24,353         20,536         4,806
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               (162,275)        (63,749)         32,919        (20,536)       (4,806)
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                       7,353,158       1,696,537         477,329        238,171        64,274
   Cost of investments sold                                  6,437,868       1,594,733         450,554        236,620        56,176
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               915,290         101,804          26,775          1,551         8,098
Distributions from capital gains                             4,800,315       2,048,569              --             --            --
Net change in unrealized appreciation or depreciation of
investments                                                 (3,757,303)       (983,627)         81,848         79,232        29,408
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               1,958,302       1,166,746         108,623         80,783        37,506
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                 $ 1,796,027  $    1,102,997  $      141,542  $      60,247  $     32,700
====================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                                            EG VA           EG VA          FID VIP        FID VIP
                                                            CS SM CAP     FUNDAMENTAL      INTL EQ,       GRO & INC,    GRO & INC,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                       GRO       LG CAP, CL 2        CL 2          SERV CL       SERV CL 2
INVESTMENT INCOME
Dividend income                                            $        --  $       21,958  $       52,351  $      89,080  $    351,381
Variable account expenses                                      354,702          25,686          12,408         54,266       251,288
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               (354,702)         (3,728)         39,943         34,814       100,093
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                       7,215,176         305,454         198,711        916,326     2,920,542
   Cost of investments sold                                  7,903,048         267,728         191,335        863,429     2,686,941
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments              (687,872)         37,726           7,376         52,897       233,601
Distributions from capital gains                                    --              --              --             --            --
Net change in unrealized appreciation or depreciation of
investments                                                   (239,743)        191,466         255,939        326,155     1,669,140
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                (927,615)        229,192         263,315        379,052     1,902,741
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                 $(1,282,317) $      225,464  $      303,258  $     413,866  $  2,002,834
====================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                             FID VIP       FID VIP          FID VIP        FID VIP     FTVIPT FRANK
                                                             MID CAP,      MID CAP,        OVERSEAS,      OVERSEAS,      REAL EST,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                     SERV CL      SERV CL 2         SERV CL       SERV CL 2        CL 2
INVESTMENT INCOME
Dividend income                                            $   165,327  $      668,327  $       12,349  $      63,226  $    440,379
Variable account expenses                                       89,387         400,517          18,366        112,183       274,927
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 75,940         267,810          (6,017)       (48,957)      165,452
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                       1,170,677       2,335,429         419,672      1,962,016     2,611,603
   Cost of investments sold                                    769,210       1,799,136         365,481      1,656,003     1,989,722
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               401,467         536,293          54,191        306,013       621,881
Distributions from capital gains                                    --              --          11,114         63,226     1,894,215
Net change in unrealized appreciation or depreciation of
investments                                                  1,222,316       6,949,286         302,987      2,033,579     1,251,524
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               1,623,783       7,485,579         368,292      2,402,818     3,767,620
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                 $ 1,699,723  $    7,753,389  $      362,275  $   2,353,861  $  3,933,072
====================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 17

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
                                                               FTVIPT FRANK  FTVIPT MUTUAL   FTVIPT TEMP  FTVIPT TEMP     GS VIT
                                                                  SM CAP        SHARES         DEV MKTS     FOR SEC,    STRUCTD SM
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                         VAL, CL 2     SEC, CL 2      SEC, CL 1      CL 2         CAP EQ
INVESTMENT INCOME
Dividend income                                                $    111,964  $     122,837  $    275,519  $    12,588  $      2,468
Variable account expenses                                           129,442        120,354       245,958        8,498         9,413
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (17,478)         2,483        29,561        4,090        (6,945)
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                            1,160,802      1,195,725     3,180,191      225,652       389,808
   Cost of investments sold                                         925,423      1,036,788     2,360,146      187,334       303,789
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    235,379        158,937       820,045       38,318        86,019
Distributions from capital gains                                     90,567         46,014            --           --        91,387
Net change in unrealized appreciation or depreciation of
investments                                                         897,505      1,202,817     3,779,318       45,775      (126,148)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    1,223,451      1,407,768     4,599,363       84,093        51,258
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                     $  1,205,973  $   1,410,251  $  4,628,924  $    88,183  $     44,313
====================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------------------------------------------
                                                                  GS VIT         GS VIT     JANUS ASPEN   JANUS ASPEN  JANUS ASPEN
                                                                  STRUCTD       MID CAP     GLOBAL TECH,   INTL GRO,   MID CAP GRO,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                         U.S. EQ          VAL           SERV         SERV          SERV
INVESTMENT INCOME
Dividend income                                                $    152,443  $     240,623  $         --  $    83,553  $         --
Variable account expenses                                           116,997        291,271         8,495       66,071        10,603
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      35,446        (50,648)       (8,495)      17,482       (10,603)
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                              725,915      1,261,021       283,924      958,131       214,984
   Cost of investments sold                                         668,670      1,069,333       315,711      765,300       231,741
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     57,245        191,688       (31,787)     192,831       (16,757)
Distributions from capital gains                                         --      4,036,031            --           --            --
Net change in unrealized appreciation or depreciation of
investments                                                       1,094,192       (356,809)      140,264    1,979,340       153,742
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    1,151,437      3,870,910       108,477    2,172,171       136,985
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                     $  1,186,883  $   3,820,262  $     99,982  $ 2,189,653  $    126,382
====================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------------------------------------------
                                                                  LAZARD        MFS INV         MFS            MFS           MFS
                                                                  RETIRE       GRO STOCK,     NEW DIS,    TOTAL RETURN,  UTILITIES,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                         INTL EQ        SERV CL        SERV CL      SERV CL      SERV CL
INVESTMENT INCOME
Dividend income                                                $     80,880  $      12,128  $         --  $    17,451  $     26,714
Variable account expenses                                            70,309         74,554        66,866       13,336        53,779
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      10,571        (62,426)      (66,866)       4,115       (27,065)
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                            1,078,055      1,126,766     1,957,363      196,631       643,033
   Cost of investments sold                                         909,484      1,099,563     1,857,359      197,808       517,605
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    168,571         27,203       100,004       (1,177)      125,428
Distributions from capital gains                                    123,163             --            --       37,527            --
Net change in unrealized appreciation or depreciation of
investments                                                         557,176        392,358       229,922        4,983       805,752
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      848,910        419,561       329,926       41,333       931,180
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                     $    859,481  $     357,135  $    263,060  $    45,448  $    904,115
====================================================================================================================================

See accompanying notes to financial statements.


18 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                                 OPPEN      OPPEN MAIN      OPPEN          PIONEER EQ     PIONEER
                                                              GLOBAL SEC     ST SM CAP   STRATEGIC BOND     INC VCT,    EUROPE VCT,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                       VA, SERV      VA, SERV       VA, SERV          CL II        CL II
INVESTMENT INCOME
Dividend income                                            $       4,699   $        --   $       50,358   $   143,074   $     3,549
Variable account expenses                                         17,427         5,076           55,793        56,850         6,181
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (12,728)       (5,076)          (5,435)       86,224        (2,632)
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                            59,254        79,980          331,780       709,023       157,257
   Cost of investments sold                                       57,899        75,111          330,894       604,489       124,915
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   1,355         4,869              886       104,534        32,342
Distributions from capital gains                                      --         2,488               --            --            --
Net change in unrealized appreciation or depreciation of
investments                                                      432,908        96,368          158,088       114,635        19,313
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   434,263       103,725          158,974       219,169        51,655
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                 $     421,535   $    98,649   $      153,539   $   305,393   $    49,023
====================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                            PUT VT HEALTH     PUT VT       PUT VT INTL       PUT VT        PUT VT
                                                              SCIENCES,      INTL EQ,        NEW OPP,       NEW OPP,       VISTA,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                        CL IB         CL IB           CL IB          CL IA         CL IB
INVESTMENT INCOME
Dividend income                                            $       1,799   $   101,013   $       12,897   $    86,475   $        --
Variable account expenses                                         27,825        60,187           16,417       285,785        25,986
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (26,026)       40,826           (3,520)     (199,310)      (25,986)
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                           736,308     1,537,273          294,617     6,182,211       740,409
   Cost of investments sold                                      647,353     1,200,349          252,362     8,991,659       758,285
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  88,955       336,924           42,255    (2,809,448)      (17,876)
Distributions from capital gains                                      --            --               --            --            --
Net change in unrealized appreciation or depreciation of
investments                                                      301,631       393,131          274,469     4,819,544       371,907
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   390,586       730,055          316,724     2,010,096       354,031
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                 $     364,560   $   770,881   $      313,204   $ 1,810,786   $   328,045
====================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                              RVS VP         RVS VP          RVS VP         RVS VP        RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                        BAL         CASH MGMT      CORE BOND       DIV BOND     DIV EQ INC
INVESTMENT INCOME
Dividend income                                            $     736,667   $   753,967   $       35,693   $ 2,168,370   $   644,133
Variable account expenses                                        340,740       273,225            8,945       580,808       351,741
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  395,927       480,742           26,748     1,587,562       292,392
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                         5,908,049    32,469,747          108,849     7,077,117     1,982,123
   Cost of investments sold                                    6,593,888    32,470,353          109,750     7,117,419     1,672,647
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (685,839)         (606)            (901)      (40,302)      309,476
Distributions from capital gains                                 826,329            --            3,595            --     1,918,594
Net change in unrealized appreciation or depreciation of
investments                                                      196,437           648          (22,683)     (915,921)    2,770,255
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   336,927            42          (19,989)     (956,223)    4,998,325
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                 $     732,854   $   480,784   $        6,759   $   631,339   $ 5,290,717
====================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 19

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                                            RVS VP          RVS VP                       RVS VP
                                                              RVS VP        GLOBAL     GLOBAL INFLATION    RVS VP       HI YIELD
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                     EMER MKTS       BOND          PROT SEC          GRO          BOND
INVESTMENT INCOME
Dividend income                                            $     10,261  $    997,828  $        329,093  $   32,677  $    3,951,898
Variable account expenses                                        43,401       255,895            38,009      69,994         609,488
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (33,140)      741,933           291,084     (37,317)      3,342,410
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                          249,228     3,019,840           635,063     593,836      10,130,695
   Cost of investments sold                                     214,901     2,941,960           638,772     587,240      10,842,078
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 34,327        77,880            (3,709)      6,596        (711,383)
Distributions from capital gains                                437,148       125,957            18,514          --              --
Net change in unrealized appreciation or depreciation of
investments                                                   1,405,719    (2,472,300)         (153,918)    656,984        (843,210)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                1,877,194    (2,268,463)         (139,113)    663,580      (1,554,593)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                 $  1,844,054  $ (1,526,530) $        151,971  $  626,263  $    1,787,817
====================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                              RVS VP        RVS VP          RVS VP         RVS VP        RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                      INC OPP      INTL OPP        LG CAP EQ     LG CAP VAL    MID CAP GRO
INVESTMENT INCOME
Dividend income                                            $     68,516  $    291,936  $        206,041  $    2,041  $           --
Variable account expenses                                         9,837       235,811           189,917       1,039          31,086
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  58,679        56,125            16,124       1,002         (31,086)
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                          176,826     3,052,260         3,085,279      55,161       1,026,522
   Cost of investments sold                                     177,280     3,676,736         3,576,713      54,833         900,077
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (454)     (624,476)         (491,434)        328         126,445
Distributions from capital gains                                 13,595            --                --       3,963         195,158
Net change in unrealized appreciation or depreciation of
investments                                                     (21,951)    3,171,954         1,492,481       1,087          17,457
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (8,810)    2,547,478         1,001,047       5,378         339,060
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                 $     49,869  $  2,603,603  $      1,017,171  $    6,380  $      307,974
====================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                               RVS VP        RVS VP         RVS VP         RVS VP        RVS VP
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)                 MID CAP VAL(2)   NEW DIM        S&P 500       SELECT VAL  SHORT DURATION
INVESTMENT INCOME
Dividend income                                            $      2,934  $    452,780  $        234,907  $    2,166  $      763,984
Variable account expenses                                         2,219       870,749           148,243       3,217         227,839
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     715      (417,969)           86,664      (1,051)        536,145
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                           22,705    29,521,557         3,771,334      70,558       7,280,446
   Cost of investments sold                                      22,275    31,231,785         3,402,327      70,571       7,437,220
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    430    (1,710,228)          369,007         (13)       (156,774)
Distributions from capital gains                                  2,026            --            42,465       8,715              --
Net change in unrealized appreciation or depreciation of
investments                                                      40,969     1,515,188           106,055      (2,491)       (198,531)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   43,425      (195,040)          517,527       6,211        (355,305)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                 $     44,140  $   (613,009) $        604,191  $    5,160  $      180,840
====================================================================================================================================

See accompanying notes to financial statements.


20 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                             RVS VP        RVS VP       RVS VP         ROYCE      LM PTNRS VAR SM
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)                 SM CAP ADV    SM CAP VAL  STRATEGY AGGR   MICRO-CAP   CAP GRO, CL II(1)
INVESTMENT INCOME
Dividend income                                            $        --  $    36,339  $       7,210  $    17,636  $              --
Variable account expenses                                       70,228      144,358        108,828       28,342                  1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (70,228)    (108,019)      (101,618)     (10,706)                (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                       1,609,652    1,642,591      3,389,645      723,764                 --
   Cost of investments sold                                  1,403,825    1,423,176      5,517,469      571,893                 --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               205,827      219,415     (2,127,824)     151,871                 --
Distributions from capital gains                             1,049,062    1,437,424             --       53,285                 23
Net change in unrealized appreciation or depreciation of
investments                                                   (868,791)    (588,374)     2,846,653      144,239                (10)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 386,098    1,068,465        718,829      349,395                 13
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                 $   315,870  $   960,446  $     617,211  $   338,689  $              12
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                          VANK LIT
                                                            THIRD AVE    COMSTOCK,    WANGER INTL   WANGER U.S.      WF ADV VT
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                       VAL         CL II         SM CAP        SM CO        ASSET ALLOC
INVESTMENT INCOME
Dividend income                                            $    86,871  $    14,721  $     171,182  $        --  $         123,014
Variable account expenses                                       56,561       64,993        176,262      362,201             51,824
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 30,310      (50,272)        (5,080)    (362,201)            71,190
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                         814,670      397,393        975,815    1,521,044            838,094
   Cost of investments sold                                    569,040      397,021        743,737    1,201,640            785,814
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               245,630          372        232,078      319,404             52,280
Distributions from capital gains                               141,490       50,973             --           --            131,637
Net change in unrealized appreciation or depreciation of
investments                                                    444,319      690,342      3,869,247    4,430,814            (12,488)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 831,439      741,687      4,101,325    4,750,218            171,429
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                 $   861,749  $   691,415  $   4,096,245  $ 4,388,017  $         242,619
===================================================================================================================================

                                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                                                     ----------------------------------------------
                                                                                       WF ADV VT     WF ADV VT     WF ADV VT SM
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                                               INTL CORE        OPP           CAP GRO
INVESTMENT INCOME
Dividend income                                                                      $      37,811  $        --  $              --
Variable account expenses                                                                   16,628       31,058             27,077
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                             21,183      (31,058)           (27,077)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                                                     546,026      905,932            547,938
   Cost of investments sold                                                                469,417      726,823            465,100
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                            76,609      179,109             82,838
Distributions from capital gains                                                            52,158           --                 --
Net change in unrealized appreciation or depreciation of investments                        18,212       99,800             95,015
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                             146,979      278,909            177,853
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                      $     168,162  $   247,851  $         150,776
===================================================================================================================================

(1)  For the period Nov. 1, 2005 (commencement of operations) to Dec. 31, 2005.

(2)  For the period May 2, 2005 (commencement of operations) to Dec. 31, 2005.

See accompanying notes to financial statements.


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 21

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            -----------------------------------------------------------------------
                                                             AIM VI CAP     AIM VI CAP    AIM VI CAP    AIM VI CAP    AIM VI CORE
YEAR ENDED DECEMBER 31, 2005                                APPR, SER I    APPR, SER II   DEV, SER I    DEV, SER II    EQ, SER I
OPERATIONS
Investment income (loss) net                                $    (10,867)  $    (60,844)  $   (11,013)  $   (19,304)  $     52,616
Net realized gain (loss) on sales of investments                 (28,260)        30,274        57,753        67,366       (128,012)
Distributions from capital gains                                      --             --            --            --             --
Net change in unrealized appreciation or depreciation
of investments                                                   141,021        908,920        61,656       137,130      1,459,204
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                       101,894        878,350       108,396       185,192      1,383,808
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        49,310      8,758,725        39,205       320,935        817,880
Net transfers(1)                                                (142,203)       849,098      (148,843)       94,459     (3,289,377)
Transfers for policy loans                                           237            136          (597)       (2,655)        47,691
Adjustments to net assets allocated to contracts in
payout period                                                         --           (530)           --            --        (12,711)
Contract charges                                                    (746)        (1,765)         (608)       (1,140)       (21,305)
Contract terminations:
   Surrender benefits                                            (62,977)      (147,972)      (68,754)     (109,254)    (5,824,401)
   Death benefits                                                 (7,281)        (2,359)           --       (13,386)      (276,713)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (163,660)     9,455,333      (179,597)      288,959     (8,558,936)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                1,431,644      3,328,401     1,355,076     2,043,735     42,296,260
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                   $  1,369,878   $ 13,662,084   $ 1,283,875   $ 2,517,886   $ 35,121,132
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                         2,380,908      3,287,767     1,314,669     1,713,314     27,582,556
Contract purchase payments                                        80,209      8,381,969        37,844       264,761        535,339
Net transfers(1)                                                (236,704)       815,727      (141,464)       67,625     (2,145,053)
Transfers for policy loans                                           394            136          (497)       (2,443)        31,452
Contract charges                                                  (1,235)        (1,756)         (579)         (926)       (13,953)
Contract terminations:
   Surrender benefits                                           (101,386)      (144,304)      (64,838)      (94,833)    (3,779,062)
   Death benefits                                                (11,084)        (2,350)           --        (9,420)      (199,981)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               2,111,102     12,337,189     1,145,135     1,938,078     22,011,298
===================================================================================================================================

See accompanying notes to financial statements.


22 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         --------------------------------------------------------------------------
                                                             AIM VI      AIM VI FIN    AIM VI INTL        AIM VI     AB VPS GLOBAL
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)                DYN, SER I    SERV, SER I    GRO, SER II(2)  TECH, SER I   TECH, CL B(2)
OPERATIONS
Investment income (loss) -- net                          $     (8,881)  $      5,197   $         2     $   (12,228)  $        (170)
Net realized gain (loss) on sales of investments               38,248         48,969            --          11,748              --
Distributions from capital gains                                   --             --            --              --              --
Net change in unrealized appreciation or depreciation
of investments                                                 69,136         (1,673)           33          61,575          (3,074)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                     98,503         52,493            35          61,095          (3,244)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                     32,811        177,624           475       1,306,077         277,877
Net transfers(1)                                               (8,751)      (307,112)           --         (21,746)         12,626
Transfers for policy loans                                       (709)        (1,895)           --          (1,784)             --
Adjustments to net assets allocated to contracts in
payout period                                                      --             --            --              --              --
Contract charges                                                 (416)          (664)           --            (667)             --
Contract terminations:
   Surrender benefits                                          (9,182)       (58,927)           --         (87,079)           (364)
   Death benefits                                                  --             --            --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 13,753       (190,974)          475       1,194,801         290,139
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               994,385      1,409,051            --       1,110,531              --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $  1,106,641   $  1,270,570   $       510     $ 2,366,427   $     286,895
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        990,836      1,238,236            --       1,504,587              --
Contract purchase payments                                     32,081        155,002            --       1,689,440         258,757
Net transfers(1)                                               (9,131)      (276,294)           --         (67,593)         11,736
Transfers for policy loans                                       (672)        (1,676)           --          (2,567)             --
Contract charges                                                 (396)          (606)           --            (951)             --
Contract terminations:
   Surrender benefits                                          (8,325)       (53,804)           --        (126,215)             --
   Death benefits                                                  --             --            --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            1,004,393      1,060,858            --       2,996,701         270,493
===================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 23

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            ----------------------------------------------------------------------
                                                               AB VPS         AB VPS         AC VP         AC VP         AC VP
                                                             GRO & INC,     INTL VAL,        INTL,         INTL,         ULTRA,
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)                      CL B          CL B           CL I          CL II        CL II(2)
OPERATIONS
Investment income (loss) -- net                             $     78,817   $    (83,842)  $     5,384   $     2,587   $     (1,126)
Net realized gain (loss) on sales of investments                 257,050         79,630        26,499        81,819            184
Distributions from capital gains                                      --        309,779            --            --             --
Net change in unrealized appreciation or depreciation
of investments                                                   408,631      3,395,740       189,787       398,170        (27,568)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                       744,498      3,701,307       221,670       482,576        (28,510)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                     4,012,530     10,677,663        47,455       621,429      1,632,279
Net transfers(1)                                                 122,671      5,203,888      (143,060)      120,139        213,137
Transfers for policy loans                                       (11,900)       (16,062)         (281)          397             --
Adjustments to net assets allocated to contracts in
payout period                                                         --           (527)           --            --             --
Contract charges                                                  (8,891)        (7,299)         (613)       (1,706)            --
Contract terminations:
   Surrender benefits                                           (363,650)      (468,914)      (62,984)     (125,145)          (631)
   Death benefits                                               (180,098)       (70,410)      (29,118)       (6,679)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 3,570,662     15,318,339      (188,601)      608,435      1,844,785
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               16,841,506     12,765,429     1,882,345     3,510,027             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                   $ 21,156,666   $ 31,785,075   $ 1,915,414   $ 4,601,038   $  1,816,275
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        15,331,775      7,741,223     2,554,189     3,288,533             --
Contract purchase payments                                     3,590,487      6,210,403        63,581       571,466      1,550,293
Net transfers(1)                                                 121,933      3,087,281      (180,206)       94,846        204,029
Transfers for policy loans                                       (10,608)        (9,190)         (409)          400             --
Contract charges                                                  (7,949)        (4,177)         (813)       (1,516)            --
Contract terminations:
   Surrender benefits                                           (322,961)      (268,295)      (81,938)     (113,500)          (403)
   Death benefits                                               (157,778)       (40,168)      (39,319)       (6,427)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              18,544,899     16,717,077     2,315,085     3,833,802      1,753,919
===================================================================================================================================

See accompanying notes to financial statements.


24 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                                AC VP          AC VP      CALVERT VS    COL HI YIELD,   CS MID-CAP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                      VAL, CL I     VAL, CL II    SOCIAL BAL       VS CL B         GRO
OPERATIONS
Investment income (loss) -- net                             $   (162,275)  $    (63,749)  $    32,919   $   (20,536)    $   (4,806)
Net realized gain (loss) on sales of investments                 915,290        101,804        26,775         1,551          8,098
Distributions from capital gains                               4,800,315      2,048,569            --            --             --
Net change in unrealized appreciation or depreciation of
investments                                                   (3,757,303)      (983,627)       81,848        79,232         29,408
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                     1,796,027      1,102,997       141,542        60,247         32,700
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       948,047      5,840,644       813,795     4,219,798         13,939
Net transfers(1)                                               6,402,666      4,311,111       226,184       596,066        (28,728)
Transfers for policy loans                                        27,908           (430)       (8,470)         (284)             1
Adjustments to net assets allocated to contracts in
payout period                                                    (17,287)        (1,314)           --            --             --
Contract charges                                                 (17,897)        (9,873)       (1,935)          (72)          (328)
Contract terminations:
   Surrender benefits                                         (8,339,421)      (711,864)      (63,083)      (17,616)       (15,363)
   Death benefits                                               (320,284)       (80,016)           --       (22,011)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                (1,316,268)     9,348,258       966,491     4,775,881        (30,479)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               46,817,592     18,477,465     2,108,803       132,616        565,108
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                   $ 47,297,351   $ 28,928,720   $ 3,216,836   $ 4,968,744     $  567,329
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        22,371,670     14,073,833     2,147,312       128,677        714,052
Contract purchase payments                                       466,481      4,417,139       832,235     4,207,922         17,434
Net transfers(1)                                               2,998,911      3,263,188       254,492       597,116        (35,687)
Transfers for policy loans                                        12,977           (333)       (8,937)         (285)             1
Contract charges                                                  (8,534)        (7,428)       (1,897)          (71)          (412)
Contract terminations:
   Surrender benefits                                         (3,835,724)      (541,783)      (65,427)      (14,521)       (19,343)
   Death benefits                                               (163,290)       (60,744)           --       (21,812)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              21,842,491     21,143,872     3,157,778     4,897,026        676,045
===================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 25

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          -----------------------------------------------------------------------
                                                                            EG VA          EG VA         FID VIP       FID VIP
                                                           CS SM CAP     FUNDAMENTAL      INTL EQ,      GRO & INC,    GRO & INC,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                      GRO        LG CAP, CL 2       CL 2         SERV CL      SERV CL 2
OPERATIONS
Investment income (loss) -- net                           $   (354,702)  $     (3,728)  $    39,943   $      34,814   $    100,093
Net realized gain (loss) on sales of investments              (687,872)        37,726         7,376          52,897        233,601
Distributions from capital gains                                    --             --            --              --             --
Net change in unrealized appreciation or depreciation
of investments                                                (239,743)       191,466       255,939         326,155      1,669,140
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                  (1,282,317)       225,464       303,258         413,866      2,002,834
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                     645,710        124,569     2,051,625         169,864      4,564,888
Net transfers(1)                                            (1,561,183)       300,503       512,642          (7,129)       337,016
Transfers for policy loans                                      27,723          1,618            --          (4,858)        (4,351)
Adjustments to net assets allocated to contracts in
payout period                                                   (9,289)            --            --            (728)        (7,547)
Contract charges                                               (11,896)        (1,611)          (98)         (2,302)       (13,731)
Contract terminations:
   Surrender benefits                                       (5,520,094)      (120,866)      (14,349)       (272,357)      (781,911)
   Death benefits                                             (166,028)        (2,190)           --         (62,667)      (145,735)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              (6,595,057)       302,023     2,549,820        (180,177)     3,948,629
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             32,648,831      2,613,750        91,919       6,459,292     25,969,190
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 24,771,457   $  3,141,237   $ 2,944,997   $   6,692,981   $ 31,920,653
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      25,658,455      2,642,221        86,900       7,074,687     24,003,731
Contract purchase payments                                     529,229        121,395     1,881,811         186,103      4,172,578
Net transfers(1)                                            (1,290,620)       325,595       478,896          (9,742)       260,977
Transfers for policy loans                                      23,063          1,604            --          (5,247)        (5,369)
Contract charges                                                (9,725)        (1,548)          (83)         (2,535)       (12,553)
Contract terminations:
   Surrender benefits                                       (4,503,362)      (116,630)      (12,888)       (299,970)      (716,615)
   Death benefits                                             (153,248)        (2,281)           --         (67,676)      (136,408)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            20,253,792      2,970,356     2,434,636       6,875,620     27,566,341
===================================================================================================================================

See accompanying notes to financial statements.


26 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ---------------------------------------------------------------------------
                                                            FID VIP        FID VIP        FID VIP        FID VIP       FTVIPT FRANK
                                                            MID CAP,       MID CAP,      OVERSEAS,      OVERSEAS,       REAL EST,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                    SERV CL       SERV CL 2       SERV CL       SERV CL 2          CL 2
OPERATIONS
Investment income (loss) -- net                          $     75,940   $    267,810   $     (6,017)  $     (48,957)  $    165,452
Net realized gain (loss) on sales of investments              401,467        536,293         54,191         306,013        621,881
Distributions from capital gains                                   --             --         11,114          63,226      1,894,215
Net change in unrealized appreciation or depreciation
of investments                                              1,222,316      6,949,286        302,987       2,033,579      1,251,524
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                  1,699,723      7,753,389        362,275       2,353,861      3,933,072
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    319,092     12,161,407         75,875       1,444,229      6,995,902
Net transfers(1)                                               61,985      1,970,710       (109,378)        208,640        120,548
Transfers for policy loans                                      2,301        (34,828)           552          (2,890)        (4,656)
Adjustments to net assets allocated to contracts in
payout period                                                  (1,431)        (1,367)            --            (289)        (2,954)
Contract charges                                               (3,902)       (22,125)          (705)         (4,827)       (13,026)
Contract terminations:
   Surrender benefits                                        (212,785)    (1,286,950)       (89,464)       (353,382)      (941,088)
   Death benefits                                            (103,613)      (251,170)       (38,098)        (38,140)      (290,897)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 61,647     12,535,677       (161,218)      1,253,341      5,863,829
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             9,887,063     37,670,404      2,176,385      12,019,118     27,833,268
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $ 11,648,433   $ 57,959,470   $  2,377,442   $  15,626,320   $ 37,630,169
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      6,800,362     23,733,901      2,411,196       9,927,134     14,215,460
Contract purchase payments                                    210,606      7,188,635         82,103       1,144,151      3,448,475
Net transfers(1)                                               31,398      1,208,656       (119,601)        165,319         33,257
Transfers for policy loans                                      1,583        (21,145)           583          (2,208)        (2,074)
Contract charges                                               (2,581)       (13,061)          (762)         (3,851)        (6,451)
Contract terminations:
   Surrender benefits                                        (139,696)      (766,824)      (100,699)       (286,617)      (460,324)
   Death benefits                                             (64,956)      (147,971)       (39,710)        (26,423)      (137,366)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            6,836,716     31,182,191      2,233,110      10,917,505     17,090,977
====================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 27

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ---------------------------------------------------------------------------
                                                         FTVIPT FRANK   FTVIPT MUTUAL    FTVIPT TEMP    FTVIPT TEMP       GS VIT
                                                            SM CAP          SHARES        DEV MKTS       FOR SEC,       STRUCTD SM
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                   VAL, CL 2      SEC, CL 2       SEC, CL 1        CL 2           CAP EQ
OPERATIONS
Investment income (loss) -- net                         $     (17,478)  $       2,483   $     29,561   $      4,090   $      (6,945)
Net realized gain (loss) on sales of investments              235,379         158,937        820,045         38,318          86,019
Distributions from capital gains                               90,567          46,014             --             --          91,387
Net change in unrealized appreciation or depreciation
of investments                                                897,505       1,202,817      3,779,318         45,775        (126,148)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                  1,205,973       1,410,251      4,628,924         88,183          44,313
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  3,938,486       3,551,593        415,082         18,692          13,563
Net transfers(1)                                            1,574,921       2,332,204      2,301,530         41,046        (304,466)
Transfers for policy loans                                     (1,399)         (9,093)        17,387             --              --
Adjustments to net assets allocated to contracts in
payout period                                                      --              --         (6,074)            --              --
Contract charges                                               (5,653)         (6,496)        (8,651)          (157)           (395)
Contract terminations:
   Surrender benefits                                        (389,894)       (444,854)    (3,875,561)       (62,971)         (8,594)
   Death benefits                                             (92,412)        (40,718)       (55,078)            --         (43,357)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              5,024,049       5,382,636     (1,211,365)        (3,390)       (343,249)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            12,234,170      10,601,158     18,343,996        964,191       1,341,044
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $  18,464,192   $  17,394,045   $ 21,761,555   $  1,048,984   $   1,042,108
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      6,960,800       8,738,253     19,516,474        745,606         956,069
Contract purchase payments                                  2,217,926       2,881,699        412,383         14,381           9,673
Net transfers(1)                                              873,559       1,964,155      2,253,786         31,787        (222,048)
Transfers for policy loans                                       (761)         (7,578)        17,055             --              --
Contract charges                                               (3,162)         (5,173)        (8,506)          (119)           (286)
Contract terminations:
   Surrender benefits                                        (216,617)       (354,431)    (3,768,180)       (48,919)         (6,249)
   Death benefits                                             (52,447)        (33,030)       (72,889)            --         (30,330)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            9,779,298      13,183,895     18,350,123        742,736         706,829
====================================================================================================================================

See accompanying notes to financial statements.


28 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ---------------------------------------------------------------------------
                                                           GS VIT           GS VIT      JANUS ASPEN    JANUS ASPEN     JANUS ASPEN
                                                           STRUCTD         MID CAP     GLOBAL TECH,     INTL GRO,      MID CAP GRO,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                   U.S. EQ           VAL           SERV            SERV            SERV
OPERATIONS
Investment income (loss) -- net                          $     35,446   $    (50,648)  $     (8,495)  $      17,482   $     (10,603)
Net realized gain (loss) on sales of investments               57,245        191,688        (31,787)        192,831         (16,757)
Distributions from capital gains                                   --      4,036,031             --              --              --
Net change in unrealized appreciation or depreciation
of investments                                              1,094,192       (356,809)       140,264       1,979,340         153,742
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                  1,186,883      3,820,262         99,982       2,189,653         126,382
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  9,166,350     12,300,662         87,018         272,874          55,582
Net transfers(1)                                            1,999,702      4,781,730        (98,682)            334        (139,187)
Transfers for policy loans                                        394         (8,248)          (127)         (1,863)         (5,156)
Adjustments to net assets allocated to contracts in
payout period                                                    (659)        (2,527)            --              --            (705)
Contract charges                                               (4,256)       (13,854)          (514)         (3,311)           (838)
Contract terminations:
   Surrender benefits                                        (351,013)      (923,264)       (42,653)       (231,349)        (38,888)
   Death benefits                                             (36,211)      (111,255)       (14,012)        (47,768)             --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             10,774,307     16,023,244        (68,970)        (11,083)       (129,192)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             9,003,322     24,743,922      1,029,733       7,201,691       1,269,749
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $ 20,964,512   $ 44,587,428   $  1,060,745   $   9,380,261   $   1,266,939
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      9,790,323     13,605,682      2,658,046       9,168,818       2,703,296
Contract purchase payments                                  9,516,901      6,508,615        239,061         323,486         117,141
Net transfers(1)                                            2,141,473      2,554,719       (307,574)        (47,082)       (301,132)
Transfers for policy loans                                        443         (4,304)          (188)         (1,868)        (10,121)
Contract charges                                               (4,580)        (7,323)        (1,314)         (3,827)         (1,769)
Contract terminations:
   Surrender benefits                                        (385,640)      (479,234)      (111,174)       (271,129)        (79,295)
   Death benefits                                             (40,641)       (57,652)       (34,035)        (53,192)             --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           21,018,279     22,120,503      2,442,822       9,115,206       2,428,120
====================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 29

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ---------------------------------------------------------------------------
                                                            LAZARD        MFS INV          MFS             MFS             MFS
                                                            RETIRE       GRO STOCK,      NEW DIS,     TOTAL RETURN,     UTILITIES,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                    INTL EQ       SERV CL        SERV CL         SERV CL         SERV CL
OPERATIONS
Investment income (loss) -- net                          $     10,571   $    (62,426)  $    (66,866)  $       4,115   $     (27,065)
Net realized gain (loss) on sales of investments              168,571         27,203        100,004          (1,177)        125,428
Distributions from capital gains                              123,163             --             --          37,527              --
Net change in unrealized appreciation or depreciation
of investments                                                557,176        392,358        229,922           4,983         805,752
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                    859,481        357,135        263,060          45,448         904,115
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  1,329,048      1,571,398        705,744       1,968,122       2,076,452
Net transfers(1)                                            1,031,367        361,274     (1,499,059)        838,990       1,909,340
Transfers for policy loans                                     (1,742)          (906)        (1,547)             --             346
Adjustments to net assets allocated to contracts in
payout period                                                  (2,424)            --             --              --              --
Contract charges                                               (2,867)        (3,757)        (3,440)            (61)         (2,483)
Contract terminations:
   Surrender benefits                                        (156,557)      (318,066)      (253,496)        (11,855)       (145,213)
   Death benefits                                             (33,964)        (8,684)       (34,004)         (8,501)         (4,049)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              2,162,861      1,601,259     (1,085,802)      2,786,695       3,834,393
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             6,716,298      7,876,942      8,576,741         135,174       3,691,082
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $  9,738,640   $  9,835,336   $  7,753,999   $   2,967,317   $   8,429,590
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      6,717,637     12,506,059     10,441,412         131,646       2,992,552
Contract purchase payments                                  1,246,937      2,373,022        780,547       1,918,658       1,536,344
Net transfers(1)                                              956,605        550,564     (1,873,406)        817,538       1,422,085
Transfers for policy loans                                     (1,763)          (729)        (1,686)             --             256
Contract charges                                               (2,731)        (5,851)        (4,211)            (58)         (1,764)
Contract terminations:
   Surrender benefits                                        (153,622)      (516,711)      (314,512)        (11,253)       (111,827)
   Death benefits                                             (35,681)       (13,809)       (41,800)         (8,118)         (2,973)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            8,727,382     14,892,545      8,986,344       2,848,413       5,834,673
====================================================================================================================================

See accompanying notes to financial statements.


30 RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                            OPPEN       OPPEN MAIN         OPPEN        PIONEER EQ       PIONEER
                                                          GLOBAL SEC     ST SM CAP    STRATEGIC BOND     INC VCT,      EUROPE VCT,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                   VA, SERV      VA, SERV         VA, SERV         CL II          CL II
OPERATIONS
Investment income (loss) -- net                         $    (12,728)  $     (5,076)  $       (5,435)  $     86,224   $      (2,632)
Net realized gain (loss) on sales of investments               1,355          4,869              886        104,534          32,342
Distributions from capital gains                                  --          2,488               --             --              --
Net change in unrealized appreciation or depreciation
of investments                                               432,908         96,368          158,088        114,635          19,313
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                   421,535         98,649          153,539        305,393          49,023
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                 2,941,175        905,201       13,611,553        189,717          36,735
Net transfers(1)                                           1,288,386        287,426        4,896,264        856,977         (51,829)
Transfers for policy loans                                       216             --          (13,258)        (2,540)             --
Adjustments to net assets allocated to contracts in
payout period                                                     --             --               --         (1,345)             --
Contract charges                                                 (76)           (45)            (313)        (3,430)           (218)
Contract terminations:
   Surrender benefits                                        (27,469)       (10,480)         (58,258)      (230,473)        (55,721)
   Death benefits                                                 --             --          (11,181)       (14,992)             --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             4,202,232      1,182,102       18,424,807        793,914         (71,033)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               82,857         38,529          266,733      6,141,567         711,454
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $  4,706,624   $  1,319,280   $   18,845,079   $  7,240,874    $    689,444
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        76,884         36,536          260,779      5,262,955         581,166
Contract purchase payments                                 2,676,857        863,447       13,217,965        157,053          30,269
Net transfers(1)                                           1,158,065        269,367        4,753,507        711,308         (40,187)
Transfers for policy loans                                       184             --          (12,894)        (2,118)             --
Contract charges                                                 (66)           (40)            (304)        (2,861)           (173)
Contract terminations:
   Surrender benefits                                        (23,671)        (9,502)         (56,186)      (196,210)        (45,097)
   Death benefits                                                 --             --          (10,824)       (13,221)             --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           3,888,253      1,159,808       18,152,043      5,916,906         525,978
====================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 31

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                        PUT VT HEALTH      PUT VT       PUT VT INTL       PUT VT         PUT VT
                                                          SCIENCES,       INTL EQ,       NEW OPP,        NEW OPP,        VISTA,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                   CL IB           CL IB          CL IB           CL IA           CL IB
OPERATIONS
Investment income (loss) -- net                         $     (26,026)  $     40,826   $      (3,520)  $   (199,310)  $     (25,986)
Net realized gain (loss) on sales of investments               88,955        336,924          42,255     (2,809,448)        (17,876)
Distributions from capital gains                                   --             --              --             --              --
Net change in unrealized appreciation or depreciation
of investments                                                301,631        393,131         274,469      4,819,544         371,907
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                    364,560        770,881         313,204      1,810,786         328,045
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    802,908        527,536          52,191        637,997         243,412
Net transfers(1)                                               (3,913)      (753,450)       (190,922)    (2,434,382)       (445,786)
Transfers for policy loans                                     (1,850)        (6,386)           (712)        51,989         (12,628)
Adjustments to net assets allocated to contracts in
payout period                                                      --           (398)             --         (3,664)             --
Contract charges                                               (1,797)        (3,510)           (821)       (17,020)         (1,983)
Contract terminations:
   Surrender benefits                                        (153,585)      (221,927)        (37,583)    (3,765,909)        (98,229)
   Death benefits                                             (14,129)       (54,367)         (7,207)      (123,449)        (15,848)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                627,634       (512,502)       (185,054)    (5,654,438)       (331,062)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             2,995,116      7,116,108       1,913,622     25,735,198       3,113,648
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $   3,987,310   $  7,374,487   $   2,041,772   $ 21,891,546   $   3,110,631
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      2,951,834      6,069,324       2,622,555     22,121,604       5,546,479
Contract purchase payments                                    728,304        443,207          67,321        546,043         412,566
Net transfers(1)                                              (15,425)      (634,396)       (245,179)    (2,125,810)       (769,721)
Transfers for policy loans                                     (1,916)        (5,221)           (798)        44,758         (23,321)
Contract charges                                               (1,654)        (2,905)         (1,064)       (14,544)         (3,473)
Contract terminations:
   Surrender benefits                                        (147,040)      (180,271)        (49,224)    (3,180,843)       (172,948)
   Death benefits                                             (13,000)       (44,474)         (9,203)      (121,410)        (27,270)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            3,501,103      5,645,264       2,384,408     17,269,798       4,962,312
====================================================================================================================================

See accompanying notes to financial statements.


32 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                           RVS VP           RVS VP         RVS VP         RVS VP          RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                     BAL          CASH MGMT      CORE BOND       DIV BOND       DIV EQ INC
OPERATIONS
Investment income (loss) -- net                         $     395,927   $    480,742   $      26,748   $  1,587,562   $     292,392
Net realized gain (loss) on sales of investments             (685,839)          (606)           (901)       (40,302)        309,476
Distributions from capital gains                              826,329             --           3,595             --       1,918,594
Net change in unrealized appreciation or depreciation
of investments                                                196,437            648         (22,683)      (915,921)      2,770,255
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                    732,854        480,784           6,759        631,339       5,290,717
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  1,135,414     32,982,428       1,153,813     16,970,581      11,970,410
Net transfers(1)                                               39,191    (32,444,656)        607,707      5,240,684       8,775,156
Transfers for policy loans                                     51,970        (18,550)           (894)        24,848         (19,476)
Adjustments to net assets allocated to contracts in
payout period                                                 (28,638)        (1,426)             --        (17,960)         (1,947)
Contract charges                                              (15,483)       (11,513)            (83)       (19,334)        (19,174)
Contract terminations:
   Surrender benefits                                      (4,221,533)    (4,088,370)        (14,069)    (4,443,311)       (812,796)
   Death benefits                                            (292,355)    (1,000,373)             --       (460,186)       (244,636)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (3,331,434)    (4,582,460)      1,746,474     17,295,322      19,647,537
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            29,782,530     30,914,826          48,780     51,940,861      29,282,650
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $  27,183,950   $ 26,813,150   $   1,802,013   $ 69,867,522   $  54,220,904
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     21,170,334     29,075,600          43,535     40,898,664      21,330,083
Contract purchase payments                                    965,198     31,761,729       1,143,785     14,042,273       8,248,918
Net transfers(1)                                              (91,896)   (31,161,422)        599,743      4,179,218       6,275,999
Transfers for policy loans                                     34,656        (18,855)           (896)        18,154         (13,953)
Contract charges                                              (11,015)       (10,801)            (82)       (15,435)        (13,203)
Contract terminations:
   Surrender benefits                                      (2,824,082)    (3,687,589)         (9,973)    (3,353,559)       (572,893)
   Death benefits                                            (207,118)      (960,698)             --       (366,753)       (177,863)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           19,036,077     24,997,964       1,776,112     55,402,562      35,077,088
====================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 33

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------------------------
                                                                         RVS VP           RVS VP                          RVS VP
                                                          RVS VP         GLOBAL      GLOBAL INFLATION      RVS VP        HI YIELD
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                 EMER MKTS        BOND           PROT SEC           GRO            BOND
OPERATIONS
Investment income (loss) -- net                        $    (33,140)  $    741,933   $        291,084   $    (37,317)  $  3,342,410
Net realized gain (loss) on sales of investments             34,327         77,880             (3,709)         6,596       (711,383)
Distributions from capital gains                            437,148        125,957             18,514             --             --
Net change in unrealized appreciation or
depreciation of investments                               1,405,719     (2,472,300)          (153,918)       656,984       (843,210)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                           1,844,054     (1,526,530)           151,971        626,263      1,787,817
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                4,855,035      7,146,871         10,927,485      5,022,879      6,385,655
Net transfers(1)                                          1,862,793      3,486,398          1,659,954      2,745,717     (2,095,090)
Transfers for policy loans                                   (1,825)         5,950             (2,148)        (4,804)         1,912
Adjustments to net assets allocated to contracts
in payout period                                                 --         (3,285)                --             --        (11,629)
Contract charges                                             (1,269)        (7,345)              (115)        (4,638)       (19,476)
Contract terminations:
   Surrender benefits                                       (72,112)    (1,913,318)           (36,746)      (270,005)    (4,973,485)
   Death benefits                                           (23,739)      (144,140)                --             --       (652,591)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            6,618,883      8,571,131         12,548,430      7,489,149     (1,364,704)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           2,175,031     22,117,194            325,839      6,041,185     61,013,688
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 10,637,968   $ 29,161,795   $     13,026,240   $ 14,156,597   $ 61,436,801
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    1,516,647     15,155,782            315,744     10,913,968     47,682,714
Contract purchase payments                                2,946,351      5,238,230         10,677,227      8,358,264      5,002,328
Net transfers(1)                                          1,150,349      2,462,559          1,619,976      4,799,071     (1,632,580)
Transfers for policy loans                                     (900)         4,150             (2,098)       (10,308)         1,207
Contract charges                                               (787)        (5,287)              (113)        (8,127)       (15,064)
Contract terminations:
   Surrender benefits                                       (44,724)    (1,346,020)           (31,936)      (466,339)    (3,796,720)
   Death benefits                                           (15,041)      (101,420)                --             --       (507,634)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          5,551,895     21,407,994         12,578,800     23,586,529     46,734,251
====================================================================================================================================

See accompanying notes to financial statements.


34 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ---------------------------------------------------------------------------
                                                            RVS VP         RVS VP         RVS VP          RVS VP          RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                   INC OPP        INTL OPP       LG CAP EQ      LG CAP VAL     MID CAP GRO
OPERATIONS
Investment income (loss) -- net                          $     58,679   $     56,125   $     16,124   $       1,002   $     (31,086)
Net realized gain (loss) on sales of investments                 (454)      (624,476)      (491,434)            328         126,445
Distributions from capital gains                               13,595             --             --           3,963         195,158
Net change in unrealized appreciation or depreciation
of investments                                                (21,951)     3,171,954      1,492,481           1,087          17,457
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                     49,869      2,603,603      1,017,171           6,380         307,974
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  3,058,492      1,487,246     11,539,099         182,556         345,802
Net transfers(1)                                              618,673      3,988,323      1,645,607           2,015        (350,364)
Transfers for policy loans                                         --         13,102          6,989              --             656
Adjustments to net assets allocated to contracts in
payout period                                                      --         (7,412)       (11,569)             --          (2,331)
Contract charges                                                  (61)        (7,773)        (7,637)             (9)         (2,279)
Contract terminations:
   Surrender benefits                                          (9,723)    (2,953,701)    (2,087,402)        (12,307)       (119,489)
   Death benefits                                                  --       (121,755)      (103,846)             --          (3,876)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              3,667,381      2,398,030     10,981,241         172,255        (131,881)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                12,812     18,092,371     13,946,451           2,801       3,689,342
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $  3,730,062   $ 23,094,004   $ 25,944,863   $     181,436   $   3,865,435
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          7,725     17,934,471     12,838,127           2,463       3,217,660
Contract purchase payments                                  3,004,901      1,691,449     13,850,083         176,936         300,915
Net transfers(1)                                              610,041      4,052,191      1,448,021           1,732        (325,277)
Transfers for policy loans                                         --          9,888          5,896              --             567
Contract charges                                                  (60)        (7,644)        (6,968)             (9)         (1,934)
Contract terminations:
   Surrender benefits                                          (5,511)    (2,784,141)    (1,712,887)        (11,481)       (105,827)
   Death benefits                                                  --       (116,889)       (91,736)             --          (3,633)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            3,617,096     20,779,325     26,330,536         169,641       3,082,471
====================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 35

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ---------------------------------------------------------------------------
                                                             RVS VP           RVS VP         RVS VP       RVS VP         RVS VP
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)               MID CAP VAL(3)      NEW DIM        S&P 500     SELECT VAL   SHORT DURATION
OPERATIONS
Investment income (loss) -- net                          $          715   $   (417,969)  $     86,664   $   (1,051)  $      536,145
Net realized gain (loss) on sales of investments                    430     (1,710,228)       369,007          (13)        (156,774)
Distributions from capital gains                                  2,026             --         42,465        8,715               --
Net change in unrealized appreciation or depreciation
of investments                                                   40,969      1,515,188        106,055       (2,491)        (198,531)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                       44,140       (613,009)       604,191        5,160          180,840
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      180,776      3,122,018      2,435,396      411,748        4,462,281
Net transfers(1)                                                682,736    (19,348,131)    (1,467,043)      88,268       (4,338,087)
Transfers for policy loans                                           --         78,010        (10,275)      (1,748)           6,855
Adjustments to net assets allocated to contracts in
payout period                                                        --        (40,560)            --           --               --
Contract charges                                                    (57)       (52,917)        (8,049)         (22)         (10,146)
Contract terminations:
   Surrender benefits                                            (4,388)    (9,827,289)      (601,318)      (1,359)      (1,588,251)
   Death benefits                                                    --       (821,331)       (51,027)          --         (220,357)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  859,067    (26,890,200)       297,684      496,887       (1,687,705)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --     93,387,564     16,616,073       90,088       27,455,674
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $      903,207   $ 65,884,355   $ 17,517,948   $  592,135   $   25,948,809
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --     81,289,767     18,649,325       86,147       24,280,891
Contract purchase payments                                      153,576      3,394,613      2,589,765      401,444        3,959,220
Net transfers(1)                                                610,075    (17,669,806)    (1,743,078)      84,932       (3,790,270)
Transfers for policy loans                                           --         49,283         (7,476)      (1,629)           6,970
Contract charges                                                    (50)       (46,930)        (9,107)         (21)          (9,094)
Contract terminations:
   Surrender benefits                                            (3,577)    (7,455,848)      (670,635)      (1,111)      (1,407,521)
   Death benefits                                                    --       (709,112)       (59,630)          --         (192,179)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                760,024     58,851,967     18,749,164      569,762       22,848,017
====================================================================================================================================

See accompanying notes to financial statements.


36 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            ---------------------------------------------------------------------
                                                              RVS VP      RVS VP        RVS VP        ROYCE     LM PTNRS VAR SM
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)                  SM CAP ADV  SM CAP VAL   STRATEGY AGGR  MICRO-CAP   CAP GRO, CL II(2)
OPERATIONS
Investment income (loss) -- net                             $  (70,228) $  (108,019) $  (101,618)   $  (10,706) $             (1)
Net realized gain (loss) on sales of investments               205,827      219,415   (2,127,824)      151,871                --
Distributions from capital gains                             1,049,062    1,437,424           --        53,285                23
Net change in unrealized appreciation or depreciation of
investments                                                   (868,791)    (588,374)   2,846,653       144,239               (10)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                     315,870      960,446      617,211       338,689                12
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   1,059,147    7,163,446      343,911       122,795               376
Net transfers(1)                                              (537,781)    (494,763)  (1,236,337)     (273,191)               --
Transfers for policy loans                                     (11,186)     (14,474)       8,117          (410)               --
Adjustments to net assets allocated to contracts in payout
period                                                          (3,026)          --       (4,352)           --                --
Contract charges                                                (4,189)      (6,303)      (4,945)       (1,076)               --
Contract terminations:
   Surrender benefits                                         (180,393)    (405,637)  (1,735,114)      (83,490)               --
   Death benefits                                              (35,210)    (137,146)     (74,155)      (19,634)               --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 287,362    6,105,123   (2,702,875)     (255,006)              376
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              7,675,375   14,664,600   10,470,305     3,327,700                --
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                   $8,278,607  $21,730,169  $ 8,384,641    $3,411,383  $            388
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       5,868,043    9,605,301   12,512,658     1,816,606                --
Contract purchase payments                                     787,114    4,639,831      485,814        67,585                --
Net transfers(1)                                              (377,958)    (333,345)  (1,446,576)     (145,395)               --
Transfers for policy loans                                      (9,136)      (9,028)       4,173          (251)               --
Contract charges                                                (3,197)      (4,118)      (5,995)         (589)               --
Contract terminations:
   Surrender benefits                                         (138,247)    (265,789)  (1,862,008)      (44,845)               --
   Death benefits                                              (27,522)     (87,352)     (98,165)      (10,588)               --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             6,099,097   13,545,500    9,589,901     1,682,523                --
=================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 37

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                             ---------------------------------------------------------------------
                                                                             VANK LIT
                                                              THIRD AVE      COMSTOCK,    WANGER INTL   WANGER U.S.     WF ADV VT
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                         VAL          CL II         SM CAP         SM CO       ASSET ALLOC
OPERATIONS
Investment income (loss) -- net                              $     30,310  $    (50,272) $     (5,080) $   (362,201) $     71,190
Net realized gain (loss) on sales of investments                  245,630           372       232,078       319,404        52,280
Distributions from capital gains                                  141,490        50,973            --            --       131,637
Net change in unrealized appreciation or depreciation of
investments                                                       444,319       690,342     3,869,247     4,430,814       (12,488)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                        861,749       691,415     4,096,245     4,388,017       242,619
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        207,966    17,590,903     8,334,753    11,998,483       281,828
Net transfers(1)                                                  (52,699)    1,881,063     2,926,512     2,765,444        29,622
Transfers for policy loans                                          2,533        (8,957)           90       (20,721)       (4,790)
Adjustments to net assets allocated to contracts in payout
period                                                                 --            --            --          (791)           --
Contract charges                                                   (1,823)         (131)       (8,696)      (18,917)       (3,812)
Contract terminations:
   Surrender benefits                                            (233,284)      (33,006)     (487,587)     (983,080)     (302,160)
   Death benefits                                                 (59,591)       (5,805)     (110,612)     (167,218)      (49,983)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   (136,898)   19,424,067    10,654,460    13,573,200       (49,295)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 6,389,806       224,237    14,456,383    34,225,167     5,797,976
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                    $  7,114,657  $ 20,339,719  $ 29,207,088  $ 52,186,384  $  5,991,300
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          3,444,933       217,258    13,296,584    21,835,664     5,181,488
Contract purchase payments                                        109,902    17,108,987     6,641,848     7,362,578       251,104
Net transfers(1)                                                  (23,582)    1,829,269     2,500,094     1,693,734        35,263
Transfers for policy loans                                          1,345        (8,476)         (220)      (12,677)       (4,261)
Contract charges                                                     (961)         (123)       (7,194)      (11,614)       (3,336)
Contract terminations:
   Surrender benefits                                            (123,620)      (31,511)     (426,325)     (606,297)     (273,578)
   Death benefits                                                 (32,600)       (5,416)      (97,407)     (103,721)      (45,791)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                3,375,417    19,109,988    21,907,380    30,157,667     5,140,889
==================================================================================================================================

See accompanying notes to financial statements.


38 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                                   -----------------------------------------
                                                                                    WF ADV VT     WF ADV VT    WF ADV VT SM
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                                            INTL CORE        OPP          CAP GRO
OPERATIONS
Investment income (loss) -- net                                                    $    21,183   $   (31,058)  $    (27,077)
Net realized gain (loss) on sales of investments                                        76,609       179,109         82,838
Distributions from capital gains                                                        52,158            --             --
Net change in unrealized appreciation or depreciation of investments                    18,212        99,800         95,015
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                        168,162       247,851        150,776
============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                              65,957       523,432        132,781
Net transfers(1)                                                                      (159,076)     (616,334)      (176,231)
Transfers for policy loans                                                                 321         1,450         (1,912)
Adjustments to net assets allocated to contracts in payout period                       (1,403)           --             --
Contract charges                                                                          (660)       (1,808)        (1,507)
Contract terminations:
   Surrender benefits                                                                 (116,097)      (64,876)       (89,103)
   Death benefits                                                                           --       (17,766)            --
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                        (210,958)     (175,902)      (135,972)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                      2,072,436     3,600,262      3,226,438
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                          $ 2,029,640   $ 3,672,211   $  3,241,242
============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                               2,063,255     3,066,344      3,347,199
Contract purchase payments                                                              65,363       452,307        142,058
Net transfers(1)                                                                      (159,461)     (523,323)      (215,376)
Transfers for policy loans                                                                 325         1,248         (1,950)
Contract charges                                                                          (653)       (1,483)        (1,615)
Contract terminations:
   Surrender benefits                                                                 (115,883)      (53,835)       (94,547)
   Death benefits                                                                           --       (15,104)            --
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                     1,852,946     2,926,154      3,175,769
============================================================================================================================

(1)   Includes transfer activity from (to) other subaccounts and transfers from
      (to) IDS Life of New York's fixed account.

(2)   For the period Nov. 1, 2005 (commencement of operations) to Dec. 31, 2005.

(3)   For the period May 2, 2005 (commencement of operations) to Dec. 31, 2005.

See accompanying notes to financial statements.


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 39

STATEMENTS OF CHANGES IN NET ASSETS

                                                           SEGREGATED ASSET SUBACCOUNTS
                                         -------------------------------------------------------------------------
                                          AIM VI CAP    AIM VI CAP      AIM VI CAP     AIM VI CAP     AIM VI CORE
YEAR ENDED DECEMBER 31, 2004              APPR, SER I   APPR, SER II    DEV, SER I     DEV, SER II    EQ, SER I
OPERATIONS
Investment income (loss) -- net          $    (11,653)  $    (18,857)  $    (10,670)  $    (13,653)  $   (121,810)
Net realized gain (loss) on sales of
investments                                   (50,993)        22,022         14,800         27,761       (366,491)
Distributions from capital gains                   --             --             --             --             --
Net change in unrealized appreciation
or depreciation of investments                145,939        188,235        166,780        222,517      3,535,482
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                      83,293        191,400        170,910        236,625      3,047,181
==================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                     54,502      1,251,534         55,294        478,359      1,108,216
Net transfers(1)                               12,456        624,211        (79,068)       220,416     (1,855,351)
Transfers for policy loans                     (1,512)           119            565         (1,253)        51,063
Adjustments to net assets allocated to
contracts in payout period                         --            (41)            --             --        (10,031)
Contract charges                                 (907)          (668)          (744)          (805)       (23,592)
Contract terminations:
   Surrender benefits                         (51,245)       (14,483)       (24,451)       (17,221)    (1,814,306)
   Death benefits                              (3,489)            --             --             --       (438,396)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
transactions                                    9,805      1,860,672        (48,404)       679,496     (2,982,397)
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year             1,338,546      1,276,329      1,232,570      1,127,614     42,231,476
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $  1,431,644   $  3,328,401   $  1,355,076   $  2,043,735   $ 42,296,260
==================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year      2,353,505      1,350,496      1,369,531      1,091,426     29,671,081
Contract purchase payments                     96,379      1,299,246         59,103        440,250        769,058
Net transfers(1)                               32,370        654,030        (88,452)       199,983     (1,318,632)
Transfers for policy loans                     (2,610)           127            606         (1,196)        36,241
Contract charges                               (1,591)          (696)          (802)          (745)       (16,367)
Contract terminations:
   Surrender benefits                         (90,517)       (15,436)       (25,317)       (16,404)    (1,255,457)
   Death benefits                              (6,628)            --             --             --       (303,368)
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year            2,380,908      3,287,767      1,314,669      1,713,314     27,582,556
==================================================================================================================

See accompanying notes to financial statements.


40 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   -----------------------------------------------------------------------------
                                                                                                      AB VPS          AB VPS
                                                      AIM VI        AIM VI FIN        AIM VI        GRO & INC,       INTL VAL,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)            DYN, SER I      SERV, SER I    TECH, SER I         CL B            CL B
OPERATIONS
Investment income (loss) -- net                    $     (7,790)   $     (1,160)   $     (7,724)   $    (17,628)   $    (36,887)
Net realized gain (loss) on sales of investments         17,738          23,837           7,899         121,446          89,944
Distributions from capital gains                             --              --              --              --          15,608
Net change in unrealized appreciation or
depreciation of investments                              99,714          69,706          57,839       1,323,719       1,989,610
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                         109,662          92,383          58,014       1,427,537       2,058,275
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              111,912         269,902         202,102       4,469,965       3,515,924
Net transfers(1)                                       (100,538)         52,962         236,558       1,435,958       2,325,341
Transfers for policy loans                                  370             569             701          (2,163)         (2,474)
Adjustments to net assets allocated to contracts
in payout period                                             --              --              --              --             (38)
Contract charges                                           (467)           (571)           (522)         (5,285)         (2,621)
Contract terminations:
   Surrender benefits                                   (15,723)        (45,217)        (45,233)       (327,896)        (99,719)
   Death benefits                                            --          (7,244)           (957)       (109,770)        (73,019)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (4,446)        270,401         392,649       5,460,809       5,663,394
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         889,169       1,046,267         659,868       9,953,160       5,043,760
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $    994,385    $  1,409,051    $  1,110,531    $ 16,841,506    $ 12,765,429
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                1,000,215         989,873         946,932      10,064,755       3,794,915
Contract purchase payments                              119,140         249,378         267,229       4,292,855       2,463,816
Net transfers(1)                                       (111,266)         47,677         357,393       1,416,265       1,608,758
Transfers for policy loans                                  410             557           1,031          (2,040)         (1,693)
Contract charges                                           (509)           (529)           (802)         (5,118)         (1,819)
Contract terminations:
   Surrender benefits                                   (17,154)        (42,086)        (65,492)       (326,172)        (70,514)
   Death benefits                                            --          (6,634)         (1,704)       (108,770)        (52,240)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        990,836       1,238,236       1,504,587      15,331,775       7,741,223
================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 41

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                   -----------------------------------------------------------------------------
                                                      AC VP           AC VP
                                                      INTL,           INTL,            AC VP          AC VP         CALVERT VS
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)              CL I            CL II          VAL, CL I      VAL, CL II      SOCIAL BAL
OPERATIONS
Investment income (loss) -- net                    $     (5,728)   $    (14,090)   $   (106,409)   $    (24,950)   $     21,656
Net realized gain (loss) on sales of investments        (31,315)         41,387         534,356         118,772           4,897
Distributions from capital gains                             --              --         313,209          87,366              --
Net change in unrealized appreciation or
depreciation of investments                             273,795         355,670       4,504,047       1,690,726          96,351
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                         236,752         382,967       5,245,203       1,871,914         122,904
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               51,739         903,753       1,008,201       4,583,560         705,252
Net transfers(1)                                       (152,029)        250,905       4,215,880       2,607,888         434,076
Transfers for policy loans                                 (249)           (111)         20,922              (2)             --
Adjustments to net assets allocated to contracts
in payout period                                             --              --         (12,672)           (423)             --
Contract charges                                           (687)           (934)        (14,885)         (5,550)         (1,144)
Contract terminations:
   Surrender benefits                                   (54,777)        (39,295)     (1,901,922)       (232,193)        (53,955)
   Death benefits                                        (8,194)        (11,337)       (332,452)        (92,217)        (11,042)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (164,197)      1,102,981       2,983,072       6,861,063       1,073,187
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       1,809,790       2,024,079      38,589,317       9,744,488         912,712
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $  1,882,345    $  3,510,027    $ 46,817,592    $ 18,477,465    $  2,108,803
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                2,798,487       2,200,961      20,864,347       8,466,092       1,031,495
Contract purchase payments                               77,696         938,249         538,071       3,766,150         707,391
Net transfers(1)                                       (228,710)        206,958       2,097,971       2,115,735         481,590
Transfers for policy loans                                 (379)           (105)         10,307              (7)             --
Contract charges                                         (1,031)           (955)         (7,730)         (4,583)         (1,246)
Contract terminations:
   Surrender benefits                                   (79,866)        (43,326)       (963,838)       (192,735)        (59,631)
   Death benefits                                       (12,008)        (13,249)       (167,458)        (76,819)        (12,287)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      2,554,189       3,288,533      22,371,670      14,073,833       2,147,312
================================================================================================================================

See accompanying notes to financial statements.


42 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  ------------------------------------------------------------------------------
                                                                                                       EG VA          EG VA
                                                  COL HI YIELD,     CS MID-CAP       CS SM CAP     FUNDAMENTAL       INTL EQ,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)          VS CL B(2)          GRO             GRO        LG CAP, CL 2      CL 2(2)
OPERATIONS
Investment income (loss) -- net                   $       4,183    $     (4,869)   $   (404,646)   $      5,825    $        339
Net realized gain (loss) on sales of investments             13             727        (663,285)         10,563              10
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
depreciation of investments                              (4,200)         66,742       3,857,185         174,678           1,629
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                              (4)         62,600       2,789,254         191,066           1,978
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               92,298          16,292         772,862         591,925          83,127
Net transfers(1)                                         41,319         (28,575)       (940,790)        327,436           6,814
Transfers for policy loans                                   --               1          22,898             156              --
Adjustments to net assets allocated to contracts
in payout period                                             --              --          (7,074)             --              --
Contract charges                                             --            (419)        (13,087)         (1,080)             --
Contract terminations:
   Surrender benefits                                      (997)        (25,613)     (1,585,499)        (52,451)             --
   Death benefits                                            --          (1,112)       (344,595)        (31,013)             --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          132,620         (39,426)     (2,095,285)        834,973          89,941
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --         541,934      31,954,862       1,587,711              --
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $     132,616    $    565,108    $ 32,648,831    $  2,613,750    $     91,919
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --         767,991      27,520,736       1,755,735              --
Contract purchase payments                               87,335          22,260         647,709         621,958          80,187
Net transfers(1)                                         41,342         (38,846)       (871,227)        361,740           6,713
Transfers for policy loans                                   --               1          20,092             269              --
Contract charges                                             --            (567)        (11,049)         (1,150)             --
Contract terminations:
   Surrender benefits                                        --         (35,377)     (1,350,769)        (60,443)             --
   Death benefits                                            --          (1,410)       (297,037)        (35,888)             --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        128,677         714,052      25,658,455       2,642,221          86,900
================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 43

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   -----------------------------------------------------------------------------
                                                     FID VIP         FID VIP          FID VIP        FID VIP          FID VIP
                                                    GRO & INC,      GRO & INC,       MID CAP,        MID CAP,        OVERSEAS,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)             SERV CL        SERV CL 2        SERV CL        SERV CL 2         SERV CL
OPERATIONS
Investment income (loss) -- net                    $     (5,006)   $    (53,699)   $    (74,119)   $   (233,297)   $      1,694
Net realized gain (loss) on sales of investments         16,120         106,777         237,512         226,212          12,287
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
depreciation of investments                             295,098       1,121,942       1,741,777       6,513,650         226,182
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                         306,212       1,175,020       1,905,170       6,506,565         240,163
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              231,924       7,927,707         272,975      10,171,440          72,722
Net transfers(1)                                        104,049       2,593,377         383,099       4,153,859         465,657
Transfers for policy loans                               (1,095)        (21,329)          1,118         (21,627)         (3,433)
Adjustments to net assets allocated to contracts
in payout period                                           (719)         (4,286)         (1,213)            (29)             --
Contract charges                                         (2,573)         (8,865)         (4,041)        (10,941)           (682)
Contract terminations:
   Surrender benefits                                  (227,614)       (353,884)       (219,955)       (715,084)        (44,454)
   Death benefits                                        (9,381)       (109,555)        (20,473)        (77,787)             --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           94,591      10,023,165         411,510      13,499,831         489,810
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       6,058,489      14,771,005       7,570,383      17,664,008       1,446,412
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $  6,459,292    $ 25,969,190    $  9,887,063    $ 37,670,404    $  2,176,385
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                6,955,301      14,354,133       6,440,137      13,813,635       1,803,528
Contract purchase payments                              267,174       7,599,453         220,039       7,489,412          88,639
Net transfers(1)                                        127,037       2,530,791         336,640       3,038,603         577,980
Transfers for policy loans                               (1,219)        (18,885)            752         (15,862)         (4,147)
Contract charges                                         (2,965)         (8,587)         (3,252)         (7,944)           (825)
Contract terminations:
   Surrender benefits                                  (259,661)       (344,849)       (177,362)       (527,083)        (53,979)
   Death benefits                                       (10,980)       (108,325)        (16,592)        (56,860)             --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      7,074,687      24,003,731       6,800,362      23,733,901       2,411,196
================================================================================================================================

See accompanying notes to financial statements.


44 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                             FID VIP     FTVIPT FRANK   FTVIPT FRANK   FTVIPT MUTUAL   FTVIPT TEMP
                                                            OVERSEAS,      REAL EST,       SM CAP          SHARES        DEV MKTS
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                    SERV CL 2        CL 2         VAL, CL 2      SEC, CL 2       SEC, CL 1
OPERATIONS
Investment income (loss) -- net                           $    (11,231)  $    199,498   $    (58,884)  $     (9,545)  $    105,478
Net realized gain (loss) on sales of investments                53,307        214,467        111,731        102,110        103,055
Distributions from capital gains                                    --         28,330             --             --             --
Net change in unrealized appreciation or depreciation
of investments                                               1,141,578      5,543,385      1,916,439        919,640      3,244,765
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                   1,183,654      5,985,680      1,969,286      1,012,205      3,453,298
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   4,008,356      5,815,010      2,790,785      3,209,269        410,424
Net transfers(1)                                             2,924,323      2,461,471      1,812,666      1,529,202        840,955
Transfers for policy loans                                      (6,635)        (3,731)           471         (3,584)        11,943
Adjustments to net assets allocated to contracts in
payout period                                                     (268)        (1,065)            --             --         (3,459)
Contract charges                                                (2,060)        (7,546)        (3,150)        (3,489)        (7,281)
Contract terminations:
   Surrender benefits                                         (349,571)      (505,644)      (206,841)      (452,914)      (837,042)
   Death benefits                                              (22,872)       (37,901)       (20,873)       (31,802)       (57,049)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               6,551,273      7,720,594      4,373,058      4,246,682        358,491
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              4,284,191     14,126,994      5,891,826      5,342,271     14,532,207
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 12,019,118   $ 27,833,268   $ 12,234,170   $ 10,601,158   $ 18,343,996
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       3,997,912      9,413,964      4,112,460      4,973,771     19,087,544
Contract purchase payments                                   3,628,295      3,612,367      1,819,949      2,848,985        511,974
Net transfers(1)                                             2,658,064      1,525,307      1,176,088      1,370,646      1,008,628
Transfers for policy loans                                      (6,270)        (2,327)           304         (3,067)        15,357
Contract charges                                                (1,820)        (4,549)        (2,081)        (3,114)        (9,102)
Contract terminations:
   Surrender benefits                                         (328,100)      (305,907)      (131,838)      (419,518)    (1,026,270)
   Death benefits                                              (20,947)       (23,395)       (14,082)       (29,450)       (71,657)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             9,927,134     14,215,460      6,960,800      8,738,253     19,516,474
===================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 45

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                          ----------------------------------------------------------------------
                                                          FTVIPT TEMP      GS VIT        GS VIT        GS VIT       JANUS ASPEN
                                                            FOR SEC,     STRUCTD SM     STRUCTD        MID CAP     GLOBAL TECH,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      CL 2         CAP EQ       U.S. EQ          VAL           SERV
OPERATIONS
Investment income (loss) -- net                           $     1,318   $    (7,927)  $    33,958   $    (25,644)  $     (8,389)
Net realized gain (loss) on sales of investments               10,606        28,545        64,652        219,384        (79,739)
Distributions from capital gains                                   --        60,748            --      2,094,657             --
Net change in unrealized appreciation or depreciation
of investments                                                114,569        93,688       851,842      2,024,120         79,223
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                    126,493       175,054       950,452      4,312,517         (8,905)
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                     23,868        17,865     1,736,985      5,512,438        182,930
Net transfers(1)                                              276,890        30,819     1,404,279      3,136,419       (204,559)
Transfers for policy loans                                         --       (11,663)         (225)       (29,300)          (930)
Adjustments to net assets allocated to contracts in
payout period                                                      --            --          (640)        (1,374)            --
Contract charges                                                 (129)         (447)       (2,635)        (7,728)          (578)
Contract terminations:
   Surrender benefits                                         (21,115)      (21,721)      (96,734)      (541,682)       (31,940)
   Death benefits                                                  --          (691)       (2,070)       (36,805)            --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                279,514        14,162     3,038,960      8,031,968        (55,077)
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               558,184     1,151,828     5,013,910     12,399,437      1,093,715
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $   964,191   $ 1,341,044   $ 9,003,322   $ 24,743,922   $  1,029,733
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        507,529       947,351     6,258,491      8,432,394      2,880,314
Contract purchase payments                                     20,666        14,162     2,015,732      3,543,151        456,458
Net transfers(1)                                              235,989        22,174     1,637,557      2,006,709       (593,991)
Transfers for policy loans                                         --        (9,587)         (302)       (18,072)        (2,969)
Contract charges                                                 (110)         (354)       (3,112)        (4,880)        (1,537)
Contract terminations:
   Surrender benefits                                         (18,468)      (17,097)     (115,520)      (330,803)       (80,229)
   Death benefits                                                  --          (580)       (2,523)       (22,817)            --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              745,606       956,069     9,790,323     13,605,682      2,658,046
================================================================================================================================

See accompanying notes to financial statements.


46 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          -----------------------------------------------------------------------
                                                          JANUS ASPEN    JANUS ASPEN      LAZARD        MFS INV          MFS
                                                           INTL GRO,    MID CAP GRO,      RETIRE      GRO STOCK,      NEW DIS,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      SERV          SERV         INTL EQ        SERV CL        SERV CL
OPERATIONS
Investment income (loss) -- net                           $     1,465   $   (10,322)   $   (16,991)  $    (60,936)  $    (70,473)
Net realized gain (loss) on sales of investments               21,150       (53,472)        93,534        (61,480)             2
Distributions from capital gains                                   --            --             --             --             --
Net change in unrealized appreciation or depreciation
of investments                                              1,047,669       276,524        709,505        675,614        481,240
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                  1,070,284       212,730        786,048        553,198        410,769
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    841,354        60,273      1,363,002        943,428      1,240,116
Net transfers(1)                                              (17,215)     (176,348)       883,765        133,451       (672,816)
Transfers for policy loans                                     (4,179)         (948)        (1,599)        (3,939)          (489)
Adjustments to net assets allocated to contracts in
payout period                                                      --          (636)        (1,931)            --             --
Contract charges                                               (2,710)         (896)        (1,834)        (3,557)        (3,841)
Contract terminations:
   Surrender benefits                                        (136,656)      (22,407)      (156,126)      (149,164)      (225,462)
   Death benefits                                                (644)           --             --        (10,772)       (45,084)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                679,950      (140,962)     2,085,277        909,447        292,424
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             5,451,457     1,197,981      3,844,973      6,414,297      7,873,548
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 7,201,691   $ 1,269,749    $ 6,716,298   $  7,876,942   $  8,576,741
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      8,376,689     3,047,576      4,382,010     10,992,043     10,178,541
Contract purchase payments                                  1,070,149       146,000      1,521,702      1,567,250      1,517,681
Net transfers(1)                                              (63,158)     (431,035)       993,875        238,302       (882,004)
Transfers for policy loans                                     (6,006)       (2,324)        (2,094)        (6,489)          (276)
Contract charges                                               (3,983)       (2,161)        (2,038)        (6,041)        (4,931)
Contract terminations:
   Surrender benefits                                        (203,849)      (54,760)      (175,818)      (260,450)      (302,203)
   Death benefits                                              (1,024)           --             --        (18,556)       (65,396)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            9,168,818     2,703,296      6,717,637     12,506,059     10,441,412
=================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 47

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                        --------------------------------------------------------------------------
                                                             MFS            MFS           OPPEN       OPPEN MAIN        OPPEN
                                                        TOTAL RETURN,    UTILITIES,     GLOBAL SEC    ST SM CAP    STRATEGIC BOND
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                SERV CL(2)      SERV CL      VA, SERV(2)   VA, SERV(2)     VA, SERV(2)
OPERATIONS
Investment income (loss) -- net                         $         (56)  $     7,450    $       (16)  $       (12)  $          (86)
Net realized gain (loss) on sales of investments                    6        45,552             --             1              294
Distributions from capital gains                                   --            --             --            --               --
Net change in unrealized appreciation or depreciation
of investments                                                  1,850       607,023            856           515            1,297
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                      1,800       660,025            840           504            1,505
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    131,053     1,015,704         79,320        28,911          215,998
Net transfers(1)                                                2,396       534,077          2,697         9,191           49,280
Transfers for policy loans                                         --           119             --            --               --
Adjustments to net assets allocated to contracts in
payout period                                                      --            --             --            --               --
Contract charges                                                   --        (1,198)            --            --               --
Contract terminations:
   Surrender benefits                                             (75)      (31,512)            --           (77)             (50)
   Death benefits                                                  --        (6,218)            --            --               --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                133,374     1,510,972         82,017        38,025          265,228
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                    --     1,520,085             --            --               --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $     135,174   $ 3,691,082    $    82,857   $    38,529   $      266,733
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                             --     1,600,159             --            --               --
Contract purchase payments                                    129,277       947,535         74,352        27,520          212,183
Net transfers(1)                                                2,369       483,098          2,532         9,016           48,596
Transfers for policy loans                                         --           115             --            --               --
Contract charges                                                   --        (1,129)            --            --               --
Contract terminations:
   Surrender benefits                                              --       (30,801)            --            --               --
   Death benefits                                                  --        (6,425)            --            --               --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              131,646     2,992,552         76,884        36,536          260,779
==================================================================================================================================

See accompanying notes to financial statements.


48 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                        -----------------------------------------------------------------------
                                                           PIONEER       PIONEER     PUT VT HEALTH      PUT VT     PUT VT INTL
                                                         EQ INC VCT,   EUROPE VCT,      SCIENCES,      INTL EQ,      NEW OPP,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                    CL II         CL II          CL IB          CL IB         CL IB
OPERATIONS
Investment income (loss) -- net                         $     61,945   $      (870)  $     (19,145)  $    41,020   $     2,950
Net realized gain (loss) on sales of investments              69,162        14,382          28,899       294,843          (922)
Distributions from capital gains                                  --            --              --            --            --
Net change in unrealized appreciation or depreciation
of investments                                               584,349        84,745         166,217       624,565       215,882
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                   715,456        98,257         175,971       960,428       217,910
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                 1,479,947        70,583         576,478       924,061        80,733
Net transfers(1)                                             746,787       254,851          72,071    (1,334,372)     (310,235)
Transfers for policy loans                                    (4,786)           --           1,972        (1,547)         (949)
Adjustments to net assets allocated to contracts in
payout period                                                   (430)           --              --          (334)           --
Contract charges                                              (2,127)         (173)         (1,639)       (3,355)       (1,020)
Contract terminations:
   Surrender benefits                                       (150,489)       (7,303)        (58,010)     (161,801)      (42,696)
   Death benefits                                             (8,184)           --         (24,272)      (19,181)       (6,856)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             2,060,718       317,958         566,600      (596,529)     (281,023)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            3,365,393       295,239       2,252,545     6,752,209     1,976,735
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $  6,141,567   $   711,454   $   2,995,116   $ 7,116,108   $ 1,913,622
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     3,348,073       279,550       2,386,401     6,676,691     3,044,895
Contract purchase payments                                 1,386,921        64,090         571,727       868,393       122,479
Net transfers(1)                                             687,914       244,092          81,554    (1,296,555)     (467,636)
Transfers for policy loans                                    (4,834)           --           2,135        (1,536)       (1,420)
Contract charges                                              (2,014)         (160)         (1,693)       (3,215)       (1,535)
Contract terminations:
   Surrender benefits                                       (145,183)       (6,406)        (63,816)     (156,087)      (63,481)
   Death benefits                                             (7,922)           --         (24,474)      (18,367)      (10,747)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           5,262,955       581,166       2,951,834     6,069,324     2,622,555
===============================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 49

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                              PUT VT         PUT VT
                                                             NEW OPP,        VISTA,         RVS VP        RVS VP         RVS VP
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                    CL IA          CL IB           BAL         CASH MGMT     CORE BOND(2)
OPERATIONS
Investment income (loss) -- net                            $   (331,411)  $    (24,724)  $   306,613   $    (66,296)  $          14
Net realized gain (loss) on sales of investments             (3,192,994)      (167,104)     (709,791)        (2,391)             --
Distributions from capital gains                                     --             --            --             --              --
Net change in unrealized appreciation or depreciation of
investments                                                   5,683,264        673,443     2,693,174          2,388              60
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                    2,158,859        481,615     2,289,996        (66,299)             74
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      921,929        305,377     1,155,852     39,947,083          47,131
Net transfers(1)                                             (3,697,703)      (562,278)     (508,916)   (39,445,722)          1,575
Transfers for policy loans                                       44,090         (6,283)       26,249         26,430              --
Adjustments to net assets allocated to contracts in
payout period                                                    (3,513)            --       (27,561)        (1,471)             --
Contract charges                                                (19,252)        (2,206)      (16,154)        (9,755)             --
Contract terminations:
   Surrender benefits                                        (1,492,643)       (83,719)   (1,581,390)    (1,810,823)             --
   Death benefits                                              (212,713)            --      (463,734)      (137,189)             --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (4,459,805)      (349,109)   (1,415,654)    (1,431,447)         48,706
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              28,036,144      2,981,142    28,908,188     32,412,572              --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 25,735,198   $  3,113,648   $29,782,530   $ 30,914,826   $      48,780
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       26,316,176      6,249,820    22,005,942     30,254,839              --
Contract purchase payments                                      857,512        619,140     1,042,226     38,809,804          41,969
Net transfers(1)                                             (3,488,873)    (1,135,641)     (301,367)   (38,220,227)          1,566
Transfers for policy loans                                       41,924        (12,982)       18,745         24,122              --
Contract charges                                                (17,956)        (4,410)      (12,172)        (9,112)             --
Contract terminations:
   Surrender benefits                                        (1,393,910)      (169,448)   (1,180,736)    (1,656,543)             --
   Death benefits                                              (193,269)            --      (402,304)      (127,283)             --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             22,121,604      5,546,479    21,170,334     29,075,600          43,535
====================================================================================================================================

See accompanying notes to financial statements.


50 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                                                                                         RVS VP
                                                                                                          RVS VP         GLOBAL
                                                              RVS VP         RVS VP         RVS VP        GLOBAL        INFLATION
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                   DIV BOND      DIV EQ INC     EMER MKTS        BOND        PROT SEC(2)
OPERATIONS
Investment income (loss) -- net                            $  1,387,026   $    149,637   $    31,398   $    558,528   $         371
Net realized gain (loss) on sales of investments                (96,886)        97,643        21,609        110,766            (359)
Distributions from capital gains                                     --             --        30,470             --              --
Net change in unrealized appreciation or depreciation of
investments                                                     323,996      3,534,411       215,156      1,079,112           1,066
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                    1,614,136      3,781,691       298,633      1,748,406           1,078
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    7,915,504      8,798,152       740,295      3,577,184         309,545
Net transfers(1)                                             (2,661,137)     6,736,502       620,021      2,801,537          15,216
Transfers for policy loans                                       27,076        (18,468)            8          6,362              --
Adjustments to net assets allocated to contracts in
payout period                                                   (15,255)          (752)           --         (2,403)             --
Contract charges                                                (16,254)        (6,743)         (290)        (4,878)             --
Contract terminations:
   Surrender benefits                                        (3,050,448)      (309,985)      (31,540)      (874,007)             --
   Death benefits                                              (663,581)       (90,972)       (7,876)      (168,881)             --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,535,905     15,107,734     1,320,618      5,334,914         324,761
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              48,790,820     10,393,225       555,780     15,033,874              --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 51,940,861   $ 29,282,650   $ 2,175,031   $ 22,117,194   $     325,839
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       39,140,388      9,062,484       484,738     11,114,062              --
Contract purchase payments                                    6,675,482      7,073,453       575,448      2,717,944         300,801
Net transfers(1)                                             (1,991,580)     5,544,952       490,066      2,081,615          14,943
Transfers for policy loans                                       20,616        (15,369)          (17)         4,666              --
Contract charges                                                (13,101)        (5,551)         (234)        (3,632)             --
Contract terminations:
   Surrender benefits                                        (2,398,544)      (255,075)      (26,924)      (635,773)             --
   Death benefits                                              (534,597)       (74,811)       (6,430)      (123,100)             --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             40,898,664     21,330,083     1,516,647     15,155,782         315,744
====================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 51

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                                             RVS VP
                                                              RVS VP        HI YIELD        RVS VP        RVS VP         RVS VP
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                     GRO            BOND        INC OPP(2)     INTL OPP       LG CAP EQ
OPERATIONS
Investment income (loss) -- net                            $    (29,618)  $  3,268,398   $        50   $    (11,287)  $     (30,472)
Net realized gain (loss) on sales of investments               (118,955)      (580,764)           --       (568,951)       (390,785)
Distributions from capital gains                                     --             --            15             --              --
Net change in unrealized appreciation or depreciation of
investments                                                     566,555      2,775,347             3      2,923,209       1,065,129
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                      417,982      5,462,981            68      2,342,971         643,872
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,242,115     10,347,910        11,272      1,318,411         776,629
Net transfers(1)                                               (364,304)     1,666,586         1,472      3,056,845       2,356,132
Transfers for policy loans                                          (27)         1,993            --         33,009           7,907
Adjustments to net assets allocated to contracts in
payout period                                                        --        (10,446)           --         (5,788)        (10,957)
Contract charges                                                 (3,521)       (15,110)           --         (5,401)         (6,898)
Contract terminations:
   Surrender benefits                                          (135,955)    (2,118,811)           --       (784,919)       (612,585)
   Death benefits                                               (10,021)      (493,720)           --       (102,350)       (150,440)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  728,287      9,378,402        12,744      3,509,807       2,359,788
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               4,894,916     46,172,305            --     12,239,593      10,942,791
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  6,041,185   $ 61,013,688   $    12,812   $ 18,092,371   $  13,946,451
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        9,883,355     39,664,396            --     13,628,648       9,659,188
Contract purchase payments                                    2,187,011      8,808,525         6,256      1,649,216         891,153
Net transfers(1)                                               (856,758)     1,387,911         1,469      3,573,146       3,019,858
Transfers for policy loans                                         (183)         1,590            --         42,949           6,403
Contract charges                                                 (7,117)       (12,515)           --         (5,885)         (6,503)
Contract terminations:
   Surrender benefits                                          (271,161)    (1,762,525)           --       (843,297)       (556,319)
   Death benefits                                               (21,179)      (404,668)           --       (110,306)       (175,653)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             10,913,968     47,682,714         7,725     17,934,471      12,838,127
====================================================================================================================================

See accompanying notes to financial statements.


52 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                             RVS VP          RVS VP         RVS VP        RVS VP         RVS VP
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                 LG CAP VAL(2)   MID CAP GRO     NEW DIM       S&P 500      SELECT VAL(2)
OPERATIONS
Investment income (loss) -- net                            $           2  $    (23,930)  $  (112,692)  $     86,143   $          (1)
Net realized gain (loss) on sales of investments                      --        49,235    (1,026,495)       117,049              --
Distributions from capital gains                                      --            --            --             --               8
Net change in unrealized appreciation or depreciation of
investments                                                           48       299,781     2,874,398      1,161,353           1,121
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                            50       325,086     1,735,211      1,364,545           1,128
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                         2,751       703,663     6,184,362      4,379,300          86,862
Net transfers(1)                                                      --       703,962    (6,327,380)       997,754           2,098
Transfers for policy loans                                            --        (3,343)       53,065         10,544              --
Adjustments to net assets allocated to contracts in
payout period                                                         --        (1,848)      (41,504)            --              --
Contract charges                                                      --        (1,686)      (61,144)        (6,197)             --
Contract terminations:
   Surrender benefits                                                 --       (66,196)   (4,600,176)      (227,660)             --
   Death benefits                                                     --       (69,703)     (758,057)       (79,238)             --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     2,751     1,264,849    (5,550,834)     5,074,503          88,960
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                       --     2,099,407    97,203,187     10,177,025              --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $       2,801  $  3,689,342   $93,387,564   $ 16,616,073   $      90,088
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                --     1,986,763    83,912,236     12,762,837              --
Contract purchase payments                                         2,463       659,078     7,155,003      5,142,184          84,085
Net transfers(1)                                                      --       706,235    (5,278,474)     1,113,484           2,062
Transfers for policy loans                                            --        (2,921)       22,731         13,204              --
Contract charges                                                      --        (1,584)      (53,542)        (7,522)             --
Contract terminations:
   Surrender benefits                                                 --       (62,057)   (3,843,853)      (280,468)             --
   Death benefits                                                     --       (67,854)     (624,334)       (94,394)             --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                   2,463     3,217,660    81,289,767     18,649,325          86,147
====================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 53

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                                RVS VP         RVS VP        RVS VP        RVS VP         ROYCE
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                    SHORT DURATION   SM CAP ADV   SM CAP VAL    STRATEGY AGGR    MICRO-CAP
OPERATIONS
Investment income (loss) -- net                             $      418,367  $   (50,519)  $   (96,838)  $    (124,098)  $   (27,616)
Net realized gain (loss) on sales of investments                   (76,072)     136,806       270,061      (1,751,324)      138,496
Distributions from capital gains                                     8,039      307,817     1,107,953              --       242,738
Net change in unrealized appreciation or depreciation of
investments                                                       (361,394)     639,999       899,961       2,615,188        31,904
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                         (11,060)   1,034,103     2,181,137         739,766       385,522
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       6,606,364    2,058,278     2,739,090         450,769        87,978
Net transfers(1)                                                (1,669,794)     982,736       239,281      (1,102,254)     (140,465)
Transfers for policy loans                                         (19,710)        (584)       (1,344)         10,631        (1,052)
Adjustments to net assets allocated to contracts in
payout period                                                           --       (2,830)           --          (4,117)           --
Contract charges                                                    (8,619)      (2,568)       (4,669)         (5,534)       (1,215)
Contract terminations:
   Surrender benefits                                             (830,872)    (156,133)     (237,488)       (432,262)      (62,334)
   Death benefits                                                 (624,021)     (36,807)      (79,184)        (94,287)       (2,958)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   3,453,348    2,842,092     2,655,686      (1,177,054)     (120,046)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 24,013,386    3,799,180     9,827,777      10,907,593     3,062,224
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                   $   27,455,674  $ 7,675,375   $14,664,600   $  10,470,305   $ 3,327,700
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          21,139,089    3,489,878     7,673,006      14,006,247     1,887,006
Contract purchase payments                                       5,854,313    1,716,083     2,012,267         658,508        51,995
Net transfers(1)                                                (1,406,242)     840,192       156,102      (1,479,636)      (81,798)
Transfers for policy loans                                         (18,188)        (546)         (997)         14,002          (654)
Contract charges                                                    (7,726)      (2,240)       (3,423)         (7,415)         (720)
Contract terminations:
   Surrender benefits                                             (729,629)    (142,592)     (173,608)       (552,530)      (37,602)
   Death benefits                                                 (550,726)     (32,732)      (58,046)       (126,518)       (1,621)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                24,280,891    5,868,043     9,605,301      12,512,658     1,816,606
====================================================================================================================================

See accompanying notes to financial statements.


54 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                                             VANK LIT
                                                             THIRD AVE      COMSTOCK,    WANGER INTL    WANGER U.S.      WF ADV VT
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                      VAL          CL II(2)       SM CAP         SM CO        ASSET ALLOC
OPERATIONS
Investment income (loss) -- net                            $     (18,892)  $       (79)  $   (30,217)  $    (227,956)  $     66,815
Net realized gain (loss) on sales of investments                 208,571             4       166,612         294,234         54,283
Distributions from capital gains                                  57,479            --            --              --        168,766
Net change in unrealized appreciation or depreciation of
investments                                                      760,001         2,407     2,667,405       4,553,248        149,779
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                     1,007,159         2,332     2,803,800       4,619,526        439,643
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       174,335       200,552     3,410,540       8,627,777        842,425
Net transfers(1)                                                (138,675)       21,403     2,085,370       3,120,431         24,638
Transfers for policy loans                                        (3,463)           --          (125)        (24,140)        (1,499)
Adjustments to net assets allocated to contracts in
payout period                                                         --            --            --            (332)            --
Contract charges                                                  (1,999)           --        (3,982)        (10,764)        (2,890)
Contract terminations:
   Surrender benefits                                           (115,271)          (50)     (235,077)       (796,454)      (360,093)
   Death benefits                                                (27,760)           --       (74,929)        (65,220)       (48,021)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (112,833)      221,905     5,181,797      10,851,298        454,560
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                5,495,480            --     6,470,786      18,754,343      4,903,773
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $   6,389,806   $   224,237   $14,456,383   $  34,225,167   $  5,797,976
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                         3,521,297            --     7,779,886      14,063,688      4,796,591
Contract purchase payments                                       106,359       196,414     3,627,290       6,214,245        783,384
Net transfers(1)                                                 (93,360)       20,844     2,234,465       2,214,775         (1,416)
Transfers for policy loans                                        (2,127)           --          (308)        (17,539)        (1,382)
Contract charges                                                  (1,223)           --        (4,170)         (7,720)        (2,737)
Contract terminations:
   Surrender benefits                                            (69,227)           --      (257,474)       (584,436)      (349,663)
   Death benefits                                                (16,786)           --       (83,105)        (47,349)       (43,289)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               3,444,933       217,258    13,296,584      21,835,664      5,181,488
====================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 55

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                                          ------------------------------------------
                                                                                           WF ADV VT      WF ADV VT    WF ADV VT SM
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                                                   INTL CORE         OPP         CAP GRO
OPERATIONS
Investment income (loss) -- net                                                           $   (10,806)   $   (29,108)  $    (23,906)
Net realized gain (loss) on sales of investments                                               30,781        104,060         64,570
Distributions from capital gains                                                                   --             --             --
Net change in unrealized appreciation or depreciation of investments                          144,616        451,660        275,508
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                               164,591        526,612        316,172
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                    541,207        435,666        705,560
Net transfers(1)                                                                               44,898       (237,357)       217,147
Transfers for policy loans                                                                     (3,208)          (309)        (5,362)
Adjustments to net assets allocated to contracts in payout period                                (436)            --             --
Contract charges                                                                                 (480)        (1,898)        (1,055)
Contract terminations:
   Surrender benefits                                                                         (88,104)       (61,431)       (76,291)
   Death benefits                                                                                  --        (37,463)            --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                493,877         97,208        839,999
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                             1,413,968      2,976,442      2,070,267
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                 $ 2,072,436    $ 3,600,262   $  3,226,438
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                      1,554,761      2,963,682      2,499,485
Contract purchase payments                                                                    589,742        388,265        763,595
Net transfers(1)                                                                               21,882       (187,047)       182,392
Transfers for policy loans                                                                     (3,776)          (326)        (7,045)
Contract charges                                                                                 (529)        (1,745)        (1,254)
Contract terminations:
   Surrender benefits                                                                         (98,825)       (59,765)       (89,974)
   Death benefits                                                                                  --        (36,720)            --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                            2,063,255      3,066,344      3,347,199
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New York's fixed account.

(2)   For the period Nov. 15, 2004 (commencement of operations) to Dec. 31,
      2004.

See accompanying notes to financial statements.


56 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life of New York Variable Annuity Account (the Account) was established under New York law as a segregated asset account of IDS Life of New York. The Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Insurance Department.

The Account is used as a funding vehicle for individual variable annuity contracts issued by IDS Life of New York. The following is a list of each variable annuity product funded through the Account.

RiverSource Retirement Advisor Variable Annuity(SM) (RAVA)
RiverSource Retirement Advisor Advantage(SM) Variable Annuity (RAVA Advantage) RiverSource Retirement Advisor Select(SM) Variable Annuity (RAVA Select) RiverSource Retirement Advisor Advantage Plus(SM) Variable Annuity (RAVA Advantage Plus)
RiverSource Retirement Advisor Select Plus(SM) Variable Annuity (RAVA Select
Plus)
RiverSource Retirement Advisor 4 Advantage(SM) Variable Annuity (RAVA 4
Advantage)
RiverSource Retirement Advisor 4 Select(SM) Variable Annuity (RAVA 4 Select) RiverSource Retirement Advisor 4 Access(SM) Variable Annuity (RAVA 4 Access) IDS Life of New York Flexible Portfolio Annuity (FPA)

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.

SUBACCOUNT                         FUND
------------------------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I             AIM V.I. Capital Appreciation Fund, Series I Shares
AIM VI Cap Appr, Ser II            AIM V.I. Capital Appreciation Fund, Series II Shares
AIM VI Cap Dev, Ser I              AIM V.I. Capital Development Fund, Series I Shares
AIM VI Cap Dev, Ser II             AIM V.I. Capital Development Fund, Series II Shares
AIM VI Core Eq, Ser I              AIM V.I. Core Equity Fund, Series I Shares
AIM VI Dyn, Ser I                  AIM V.I. Dynamics Fund, Series I Shares
AIM VI Fin Serv, Ser I             AIM V.I. Financial Services Fund, Series I Shares
AIM VI Intl Gro, Ser II            AIM V.I. International Growth Fund, Series II Shares
AIM VI Tech, Ser I                 AIM V.I. Technology Fund, Series I Shares(1)
AB VPS Global Tech, Cl B           AllianceBernstein VPS Global Technology Portfolio (Class B)
AB VPS Gro & Inc, Cl B             AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B              AllianceBernstein VPS International Value Portfolio (Class B)
AC VP Intl, Cl I                   American Century VP International, Class I
AC VP Intl, Cl II                  American Century VP International, Class II
AC VP Ultra, Cl II                 American Century VP Ultra(R), Class II
AC VP Val, Cl I                    American Century VP Value, Class I
AC VP Val, Cl II                   American Century VP Value, Class II
Calvert VS Social Bal              Calvert Variable Series, Inc. Social Balanced Portfolio
Col Hi Yield, VS Cl B              Columbia High Yield Fund, Variable Series, Class B(2)
CS Mid-Cap Gro                     Credit Suisse Trust - Mid-Cap Growth Portfolio
CS Sm Cap Gro                      Credit Suisse Trust - Small Cap Growth Portfolio
EG VA Fundamental Lg Cap, Cl 2     Evergreen VA Fundamental Large Cap Fund - Class 2
EG VA Intl Eq, Cl 2                Evergreen VA International Equity Fund - Class 2
Fid VIP Gro & Inc, Serv Cl         Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2       Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl           Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2         Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl          Fidelity(R) VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2        Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Real Est, Cl 2        FTVIPT Franklin Real Estate Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2     FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp Dev Mkts Sec, Cl 1     FTVIPT Templeton Developing Markets Securities Fund - Class 1
FTVIPT Temp For Sec, Cl 2          FTVIPT Templeton Foreign Securities Fund - Class 2
GS VIT Structd Sm Cap Eq           Goldman Sachs VIT Structured Small Cap Equity Fund
                                      (previously Goldman Sachs VIT CORE(SM) Small Cap Equity Fund)
GS VIT Structd U.S. Eq             Goldman Sachs VIT Structured U.S. Equity Fund
                                      (previously Goldman Sachs VIT CORE(SM) U.S. Equity Fund)
GS VIT Mid Cap Val                 Goldman Sachs VIT Mid Cap Value Fund
Janus Aspen Global Tech, Serv      Janus Aspen Series Global Technology Portfolio: Service Shares
------------------------------------------------------------------------------------------------------------------


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 57

SUBACCOUNT                         FUND
------------------------------------------------------------------------------------------------------------------
Janus Aspen Intl Gro, Serv         Janus Aspen Series International Growth Portfolio: Service Shares
Janus Aspen Mid Cap Gro, Serv      Janus Aspen Series Mid Cap Growth Portfolio: Service Shares
Lazard Retire Intl Eq              Lazard Retirement International Equity Portfolio
MFS Inv Gro Stock, Serv Cl         MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl               MFS(R) New Discovery Series - Service Class
MFS Total Return, Serv Cl          MFS(R) Total Return Series - Service Class
MFS Utilities, Serv Cl             MFS(R) Utilities Series - Service Class
Oppen Global Sec VA, Serv          Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv      Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Strategic Bond VA, Serv      Oppenheimer Strategic Bond Fund/VA, Service Shares
Pioneer Eq Inc VCT, Cl II          Pioneer Equity Income VCT Portfolio - Class II Shares
Pioneer Europe VCT, Cl II          Pioneer Europe VCT Portfolio - Class II Shares
Put VT Health Sciences, Cl IB      Putnam VT Health Sciences Fund - Class IB Shares
Put VT Intl Eq, Cl IB              Putnam VT International Equity Fund - Class IB Shares
Put VT Intl New Opp, Cl IB         Putnam VT International New Opportunities Fund - Class IB Shares
Put VT New Opp, Cl IA              Putnam VT New Opportunities Fund - Class IA Shares
Put VT Vista, Cl IB                Putnam VT Vista Fund - Class IB Shares
RVS VP Bal                         RiverSource(SM) Variable Portfolio - Balanced Fund
                                      (previously AXP(R) Variable Portfolio - Managed Fund)
RVS VP Cash Mgmt                   RiverSource(SM) Variable Portfolio - Cash Management Fund
                                      (previously AXP(R) Variable Portfolio - Cash Management Fund)
RVS VP Core Bond                   RiverSource(SM) Variable Portfolio - Core Bond Fund
                                      (previously AXP(R) Variable Portfolio - Core Bond Fund)
RVS VP Div Bond                    RiverSource(SM) Variable Portfolio - Diversified Bond Fund
                                      (previously AXP(R) Variable Portfolio - Diversified Bond Fund)
RVS VP Div Eq Inc                  RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund
                                      (previously AXP(R) Variable Portfolio - Diversified Equity Income Fund)
RVS VP Emer Mkts                   RiverSource(SM) Variable Portfolio - Emerging Markets Fund
                                      (previously AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund)
RVS VP Global Bond                 RiverSource(SM) Variable Portfolio - Global Bond Fund
                                      (previously AXP(R) Variable Portfolio - Global Bond Fund)
RVS VP Global Inflation Prot Sec   RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund
                                      (previously AXP(R) Variable Portfolio - Inflation Protected Securities Fund)
RVS VP Gro                         RiverSource(SM) Variable Portfolio - Growth Fund
                                      (previously AXP(R) Variable Portfolio - Growth Fund)
RVS VP Hi Yield Bond               RiverSource(SM) Variable Portfolio - High Yield Bond Fund
                                      (previously AXP(R) Variable Portfolio - High Yield Bond Fund)
RVS VP Inc Opp                     RiverSource(SM) Variable Portfolio - Income Opportunities Fund
                                      (previously AXP(R) Variable Portfolio - Income Opportunities Fund)
RVS VP Intl Opp                    RiverSource(SM) Variable Portfolio - International Opportunity Fund
                                      (previously AXP(R) Variable Portfolio - Threadneedle International Fund)
RVS VP Lg Cap Eq                   RiverSource(SM) Variable Portfolio - Large Cap Equity Fund(3),(4)
                                      (previously AXP(R) Variable Portfolio - Large Cap Equity Fund)
RVS VP Lg Cap Val                  RiverSource(SM) Variable Portfolio - Large Cap Value Fund
                                      (previously AXP(R) Variable Portfolio - Large Cap Value Fund)
RVS VP Mid Cap Gro                 RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund(5)
                                      (previously AXP(R) Variable Portfolio - Equity Select Fund)
RVS VP Mid Cap Val                 RiverSource(SM) Variable Portfolio - Mid Cap Value Fund
                                      (previously AXP(R) Variable Portfolio - Mid Cap Value Fund)
RVS VP New Dim                     RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)(4)
                                      (previously AXP(R) Variable Portfolio - New Dimensions Fund(R))
RVS VP S&P 500                     RiverSource(SM) Variable Portfolio - S&P 500 Index Fund
                                      (previously AXP(R) Variable Portfolio - S&P 500 Index Fund)
RVS VP Select Val                  RiverSource(SM) Variable Portfolio - Select Value Fund
                                      (previously AXP(R) Variable Portfolio - Partners Select Value Fund)
RVS VP Short Duration              RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund
                                      (previously AXP(R) Variable Portfolio - Short Duration U.S. Government Fund)
RVS VP Sm Cap Adv                  RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund
                                      (previously AXP(R) Variable Portfolio - Small Cap Advantage Fund)
RVS VP Sm Cap Val                  RiverSource(SM) Variable Portfolio - Small Cap Value Fund
                                      (previously AXP(R) Variable Portfolio - Partners Small Cap Value Fund)
RVS VP Strategy Aggr               RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund(5)
                                      (previously AXP(R) Variable Portfolio - Strategy Aggressive Fund)
Royce Micro-Cap                    Royce Micro-Cap Portfolio
------------------------------------------------------------------------------------------------------------------


58 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

SUBACCOUNT                         FUND
------------------------------------------------------------------------------------------------------------------
LM Ptnrs Var Sm Cap Gro, Cl II     Legg Mason Partners Variable Small Cap Growth Portfolio, Class II
                                      (previously Salomon Brothers Small Cap Growth Fund, Class II)Third Ave Val
                                      Third Avenue Value Portfolio
Third Ave Val                      Third Avenue Value Portfolio
VanK LIT Comstock, Cl II           Van Kampen Life Investment Trust Comstock Portfolio Class II Shares
Wanger Intl Sm Cap                 Wanger International Small Cap
Wanger U.S. Sm Co                  Wanger U.S. Smaller Companies
WF Adv VT Asset Alloc              Wells Fargo Advantage VT Asset Allocation Fund
WF Adv VT Intl Core                Wells Fargo Advantage VT International Core Fund
WF Adv VT Opp                      Wells Fargo Advantage VT Opportunity Fund(6)
WF Adv VT Sm Cap Gro               Wells Fargo Advantage VT Small Cap Growth Fund
------------------------------------------------------------------------------------------------------------------

(1)   INVESCO VIF - Telecommunications Fund merged into AIM V.I. Technology
      Fund, Series I Shares on April 30, 2004.

(2)   Columbia High Yield Fund, Variable Series, Class B merged into Nations
      High Yield Bond Portfolio on April 28, 2006. On May 1, 2006, Nations
      High Yield Bond Portfolio changed its name to Columbia High Yield Fund,
      Variable Series, Class B.

(3)   AXP(R) Variable Portfolio - Blue Chip Advantage Fund and AXP(R) Variable
      Portfolio - Stock Fund merged into AXP(R) Variable Portfolio - Large Cap
      Equity Fund on July 9, 2004.

(4)   RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) merged into
      RiverSource(SM) Variable Portfolio - Large Cap Equity Fund on March 17,
      2006.

(5) RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund merged into RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund on March
      17, 2006.

(6)   The Investor Class and Advisor Class shares of the Strong Opportunity
      Fund II reorganized into the Wells Fargo Advantage VT Opportunity Fund on or about April 11, 2005.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life of New York.

IDS Life of New York serves as issuer of the contract.

Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American Express Financial Corporation) was formerly a wholly-owned subsidiary of American Express Company. On Sept. 30, 2005, American Express Company distributed its Ameriprise Financial common shares to American Express Company shareholders. Ameriprise Financial is the parent company of IDS Life Insurance Company (IDS
Life). IDS Life is the parent company of IDS Life of New York. Ameriprise Financial owns all the outstanding stock of IDS Life and replaced American Express Company as the ultimate control person of IDS Life of New York.

CORPORATE CONSOLIDATION

Later this year, one of IDS Life of New York's affiliates, American Centurion Life Assurance Company, plans to merge into IDS Life of New York. This merger will help simplify overall corporate structure because these two life insurance companies will be consolidated into one. This consolidation is expected to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, IDS Life of New York will be renamed to RiverSource Life Insurance Co. of New York. This consolidation and renaming will not have any adverse effect on the benefits under your contract.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the state. The mortality risk is fully borne by IDS Life of New York and may result in additional amounts being transferred into the variable annuity account by IDS Life of New York to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 59

FEDERAL INCOME TAXES

IDS Life of New York is taxed as a life insurance company. The Account is treated as part of IDS Life of New York for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. IDS Life of New York will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES

IDS Life of New York makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.

IDS Life of New York deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

PRODUCT                      MORTALITY AND EXPENSE RISK FEE
------------------------------------------------------------------------------
RAVA                         0.75% or 0.95%
                             (depending on the contract selected)
------------------------------------------------------------------------------
RAVA Advantage               0.75% or 0.95%
                             (depending on the contract selected)
------------------------------------------------------------------------------
RAVA Select                  1.00% or 1.20%
                             (depending on the contract selected)
------------------------------------------------------------------------------
RAVA Advantage Plus          0.55% to 0.95%
                             (depending on the contract selected)
------------------------------------------------------------------------------
RAVA Select Plus             0.75% to 1.20%
                             (depending on the contract selected)
------------------------------------------------------------------------------
RAVA 4 Advantage             0.85% to 1.05%
                             (depending on the contract selected)
------------------------------------------------------------------------------
RAVA 4 Select                1.10% to 1.30%
                             (depending on the contract selected)
------------------------------------------------------------------------------
RAVA 4 Access                1.25% to 1.45%
                             (depending on the contract selected)
------------------------------------------------------------------------------
FPA                          1.25%
------------------------------------------------------------------------------

4. CONTRACT CHARGES

IDS Life of New York deducts a contract administrative charge of $30 per year. This charge reimburses IDS Life of New York for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

5. SURRENDER CHARGES

IDS Life of New York may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the applicable product's prospectus. Charges by IDS Life of New York for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,259,582 in 2005 and $1,302,654 in 2004. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by IDS Life of New York.


60 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

6. RELATED PARTY TRANSACTIONS

For the period from Oct. 1, 2005 through Dec. 31, 2005, management fees were paid indirectly to RiverSource Investments, LLC, an affiliate of IDS Life of New York, in its capacity as investment manager for the following RiverSource(SM) Variable Portfolio Funds (formerly American Express(R) Variable Portfolio Funds) shown in the table below. For the period from Jan. 1, 2005 through Sept. 30, 2005, investment management services were paid indirectly to Ameriprise Financial. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

FUND                                                                               PERCENTAGE RANGE
------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                                 0.630% to 0.550%
RiverSource(SM) Variable Portfolio - Cash Management Fund                          0.510% to 0.440%
RiverSource(SM) Variable Portfolio - Core Bond Fund                                0.630% to 0.555%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                         0.610% to 0.535%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund                0.560% to 0.470%
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                         1.170% to 1.095%
RiverSource(SM) Variable Portfolio - Global Bond Fund                              0.840% to 0.780%
RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund    0.490% to 0.415%
RiverSource(SM) Variable Portfolio - Growth Fund                                   0.630% to 0.570%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                          0.620% to 0.545%
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                     0.640% to 0.565%
RiverSource(SM) Variable Portfolio - International Opportunity Fund                0.870% to 0.795%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                         0.630% to 0.570%
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                          0.630% to 0.570%
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                           0.650% to 0.560%
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                            0.730% to 0.610%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                        0.630% to 0.570%
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                            0.290% to 0.260%
RiverSource(SM) Variable Portfolio - Select Value Fund                             0.810% to 0.720%
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund           0.610% to 0.535%
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                      0.790% to 0.650%
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                          1.020% to 0.920%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                      0.650% to 0.575%
------------------------------------------------------------------------------------------------------

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for RiverSource(SM) Variable Portfolio - Balanced Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

RiverSource(SM) Variable Portfolio - Balanced Fund
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund RiverSource(SM) Variable Portfolio - Emerging Markets Fund RiverSource(SM) Variable Portfolio - Growth Fund
RiverSource(SM) Variable Portfolio - International Opportunity Fund RiverSource(SM) Variable Portfolio - Large Cap Equity Fund RiverSource(SM) Variable Portfolio - Large Cap Value Fund RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund RiverSource(SM) Variable Portfolio - Mid Cap Value Fund RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) RiverSource(SM) Variable Portfolio - Select Value Fund RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund RiverSource(SM) Variable Portfolio - Small Cap Value Fund RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund

The RiverSource(SM) Variable Portfolio Funds, as shown in the table above, also have an agreement with IDS Life, an affiliate of IDS Life of New York, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 61

The following RiverSource(SM) Variable Portfolio Funds, as shown in the table below, have an Administrative Services Agreement with Ameriprise Financial. Under this agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

FUND                                                                               PERCENTAGE RANGE
------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                                 0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Cash Management Fund                          0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Core Bond Fund                                0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                         0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund                0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                         0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Global Bond Fund                              0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund    0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Growth Fund                                   0.060% to 0.030%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                          0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                     0.070% to 0.040%
RiverSource(SM) Variable Portfolio - International Opportunity Fund                0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                         0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                          0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                           0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                            0.060% to 0.030%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                        0.060% to 0.030%
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                            0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Select Value Fund                             0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund           0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                      0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                          0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                      0.060% to 0.030%
------------------------------------------------------------------------------------------------------

Prior to Oct. 1, 2005, the fee percentage of each Fund's average daily net assets declined annually as each Fund's assets increased as follows:

FUND                                                                               PERCENTAGE RANGE
------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                                 0.040% to 0.020%
RiverSource(SM) Variable Portfolio - Cash Management Fund                          0.030% to 0.020%
RiverSource(SM) Variable Portfolio - Core Bond Fund                                0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                         0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund                0.040% to 0.020%
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                         0.100% to 0.050%
RiverSource(SM) Variable Portfolio - Global Bond Fund                              0.060% to 0.040%
RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund    0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Growth Fund                                   0.050% to 0.030%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                          0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                     0.050% to 0.025%
RiverSource(SM) Variable Portfolio - International Opportunity Fund                0.060% to 0.035%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                         0.050% to 0.030%
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                          0.050% to 0.030%
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                           0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                            0.050% to 0.020%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                        0.050% to 0.030%
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                            0.080% to 0.065%
RiverSource(SM) Variable Portfolio - Select Value Fund                             0.060% to 0.035%
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund           0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                      0.060% to 0.035%
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                          0.080% to 0.055%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                      0.060% to 0.035%
------------------------------------------------------------------------------------------------------

The RiverSource(SM) Variable Portfolio Funds, as shown in the table above, pay custodian fees to Ameriprise Trust Company (formerly American Express Trust Company), an affiliate of IDS Life of New York.


62 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

SUBSEQUENT EVENT

Shareholders approved moving transfer agent services from the Investment Management Services Agreement to a new transfer agent agreement at a shareholder meeting on Feb. 15, 2006 for the RiverSource(SM) Variable Portfolio Funds shown in the table on the previous page. The Funds will then enter into a separate transfer agent agreement with RiverSource Service Corporation. The fee under that agreement will be uniform for the RiverSource(SM) Variable Portfolio Funds shown in the table on the previous page at an annual rate of 0.06% of average daily net assets. The impact of moving transfer agent fees from the Investment Management Services Agreement fee schedules varies by each fund and decreases the rate between 0.03% and 0.15% of average daily net assets.

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2005 were as follows:

SUBACCOUNT                         FUND                                                                                PURCHASES
------------------------------------------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I             AIM V.I. Capital Appreciation Fund, Series I Shares                               $     152,481
AIM VI Cap Appr, Ser II            AIM V.I. Capital Appreciation Fund, Series II Shares                                  9,894,131
AIM VI Cap Dev, Ser I              AIM V.I. Capital Development Fund, Series I Shares                                      131,471
AIM VI Cap Dev, Ser II             AIM V.I. Capital Development Fund, Series II Shares                                     666,945
AIM VI Core Eq, Ser I              AIM V.I. Core Equity Fund, Series I Shares                                              887,740
AIM VI Dyn, Ser I                  AIM V.I. Dynamics Fund, Series I Shares                                                 236,136
AIM VI Fin Serv, Ser I             AIM V.I. Financial Services Fund, Series I Shares                                       264,405
AIM VI Intl Gro, Ser II            AIM V.I. International Growth Fund, Series II Shares                                        478
AIM VI Tech, Ser I                 AIM V.I. Technology Fund, Series I Shares                                             1,529,579
AB VPS Global Tech, Cl B           AllianceBernstein VPS Global Technology Portfolio (Class B)                             290,134
AB VPS Gro & Inc, Cl B             AllianceBernstein VPS Growth and Income Portfolio (Class B)                           5,788,612
AB VPS Intl Val, Cl B              AllianceBernstein VPS International Value Portfolio (Class B)                        16,065,778
AC VP Intl, Cl I                   American Century VP International, Class I                                              229,118
AC VP Intl, Cl II                  American Century VP International, Class II                                           1,173,242
AC VP Ultra, Cl II                 American Century VP Ultra(R), Class II                                                1,858,904
AC VP Val, Cl I                    American Century VP Value, Class I                                                   10,722,793
AC VP Val, Cl II                   American Century VP Value, Class II                                                  13,050,533
Calvert VS Social Bal              Calvert Variable Series, Inc. Social Balanced Portfolio                               1,479,129
Col Hi Yield, VS Cl B              Columbia High Yield Fund, Variable Series, Class B                                    4,997,063
CS Mid-Cap Gro                     Credit Suisse Trust - Mid-Cap Growth Portfolio                                           29,399
CS Sm Cap Gro                      Credit Suisse Trust - Small Cap Growth Portfolio                                        291,670
EG VA Fundamental Lg Cap, Cl 2     Evergreen VA Fundamental Large Cap Fund - Class 2                                       606,041
EG VA Intl Eq, Cl 2                Evergreen VA International Equity Fund - Class 2                                      2,790,595
Fid VIP Gro & Inc, Serv Cl         Fidelity(R) VIP Growth & Income Portfolio Service Class                                 775,748
Fid VIP Gro & Inc, Serv Cl 2       Fidelity(R) VIP Growth & Income Portfolio Service Class 2                             6,992,711
Fid VIP Mid Cap, Serv Cl           Fidelity(R) VIP Mid Cap Portfolio Service Class                                       1,316,578
Fid VIP Mid Cap, Serv Cl 2         Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                    15,180,411
Fid VIP Overseas, Serv Cl          Fidelity(R) VIP Overseas Portfolio Service Class                                        265,253
Fid VIP Overseas, Serv Cl 2        Fidelity(R) VIP Overseas Portfolio Service Class 2                                    3,240,741
FTVIPT Frank Real Est, Cl 2        FTVIPT Franklin Real Estate Fund - Class 2                                           10,561,689
FTVIPT Frank Sm Cap Val, Cl 2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2                             6,271,038
FTVIPT Mutual Shares Sec, Cl 2     FTVIPT Mutual Shares Securities Fund - Class 2                                        6,639,202
FTVIPT Temp Dev Mkts Sec, Cl 1     FTVIPT Templeton Developing Markets Securities Fund - Class 1                         2,020,952
FTVIPT Temp For Sec, Cl 2          FTVIPT Templeton Foreign Securities Fund - Class 2                                      227,080
GS VIT Structd Sm Cap Eq           Goldman Sachs VIT Structured Small Cap Equity Fund                                      131,758
GS VIT Structd U.S. Eq             Goldman Sachs VIT Structured U.S. Equity Fund                                        11,550,498
GS VIT Mid Cap Val                 Goldman Sachs VIT Mid Cap Value Fund                                                 21,301,486
Janus Aspen Global Tech, Serv      Janus Aspen Series Global Technology Portfolio: Service Shares                          207,234
Janus Aspen Intl Gro, Serv         Janus Aspen Series International Growth Portfolio: Service Shares                       971,163
Janus Aspen Mid Cap Gro, Serv      Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                              76,106
Lazard Retire Intl Eq              Lazard Retirement International Equity Portfolio                                      3,381,786
MFS Inv Gro Stock, Serv Cl         MFS(R) Investors Growth Stock Series - Service Class                                  2,672,530
MFS New Dis, Serv Cl               MFS(R) New Discovery Series - Service Class                                             810,338
MFS Total Return, Serv Cl          MFS(R) Total Return Series - Service Class                                            3,027,085
MFS Utilities, Serv Cl             MFS(R) Utilities Series - Service Class                                               4,456,424
Oppen Global Sec VA, Serv          Oppenheimer Global Securities Fund/VA, Service Shares                                 4,252,069
Oppen Main St Sm Cap VA, Serv      Oppenheimer Main Street Small Cap Fund/VA, Service Shares                             1,260,460
Oppen Strategic Bond VA, Serv      Oppenheimer Strategic Bond Fund/VA, Service Shares                                   18,763,549
Pioneer Eq Inc VCT, Cl II          Pioneer Equity Income VCT Portfolio - Class II Shares                                 1,594,291
Pioneer Europe VCT, Cl II          Pioneer Europe VCT Portfolio - Class II Shares                                           84,108
------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 63

SUBACCOUNT                         FUND                                                                                PURCHASES
------------------------------------------------------------------------------------------------------------------------------------
Put VT Health Sciences, Cl IB      Putnam VT Health Sciences Fund - Class IB Shares                                  $   1,340,697
Put VT Intl Eq, Cl IB              Putnam VT International Equity Fund - Class IB Shares                                 1,070,851
Put VT Intl New Opp, Cl IB         Putnam VT International New Opportunities Fund - Class IB Shares                        107,486
Put VT New Opp, Cl IA              Putnam VT New Opportunities Fund - Class IA Shares                                      351,454
Put VT Vista, Cl IB                Putnam VT Vista Fund - Class IB Shares                                                  385,569
RVS VP Bal                         RiverSource(SM) Variable Portfolio - Balanced Fund                                    3,787,344
RVS VP Cash Mgmt                   RiverSource(SM) Variable Portfolio - Cash Management Fund                            28,328,069
RVS VP Core Bond                   RiverSource(SM) Variable Portfolio - Core Bond Fund                                   1,880,537
RVS VP Div Bond                    RiverSource(SM) Variable Portfolio - Diversified Bond Fund                           25,771,697
RVS VP Div Eq Inc                  RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund                  23,719,332
RVS VP Emer Mkts                   RiverSource(SM) Variable Portfolio - Emerging Markets Fund                            7,222,806
RVS VP Global Bond                 RiverSource(SM) Variable Portfolio - Global Bond Fund                                12,384,793
RVS VP Global Inflation Prot Sec   RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund      13,408,260
RVS VP Gro                         RiverSource(SM) Variable Portfolio - Growth Fund                                      7,976,597
RVS VP Hi Yield Bond               RiverSource(SM) Variable Portfolio - High Yield Bond Fund                            12,172,960
RVS VP Inc Opp                     RiverSource(SM) Variable Portfolio - Income Opportunities Fund                        3,872,608
RVS VP Intl Opp                    RiverSource(SM) Variable Portfolio - International Opportunity Fund                   5,561,091
RVS VP Lg Cap Eq                   RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                           14,074,507
RVS VP Lg Cap Val                  RiverSource(SM) Variable Portfolio - Large Cap Value Fund                               232,453
RVS VP Mid Cap Gro                 RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                                998,570
RVS VP Mid Cap Val                 RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                                 868,919
RVS VP New Dim                     RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                           2,175,107
RVS VP S&P 500                     RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                               4,188,770
RVS VP Select Val                  RiverSource(SM) Variable Portfolio - Select Value Fund                                  575,312
RVS VP Short Duration              RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund              5,768,390
RVS VP Sm Cap Adv                  RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                         2,897,899
RVS VP Sm Cap Val                  RiverSource(SM) Variable Portfolio - Small Cap Value Fund                             8,992,496
RVS VP Strategy Aggr               RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                           570,817
Royce Micro-Cap                    Royce Micro-Cap Portfolio                                                               513,780
LM Ptnrs Var Sm Cap Gro, Cl II     Legg Mason Partners Variable Small Cap Growth Portfolio, Class II                           398
Third Ave Val                      Third Avenue Value Portfolio                                                            854,670
VanK LIT Comstock, Cl II           Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                  19,836,229
Wanger Intl Sm Cap                 Wanger International Small Cap                                                       11,645,766
Wanger U.S. Sm Co                  Wanger U.S. Smaller Companies                                                        14,769,519
WF Adv VT Asset Alloc              Wells Fargo Advantage VT Asset Allocation Fund                                          996,005
WF Adv VT Intl Core                Wells Fargo Advantage VT International Core Fund                                        409,807
WF Adv VT Opp                      Wells Fargo Advantage VT Opportunity Fund                                               701,667
WF Adv VT Sm Cap Gro               Wells Fargo Advantage VT Small Cap Growth Fund                                          387,282
------------------------------------------------------------------------------------------------------------------------------------

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2005:

                                        AIM VI CAP      AIM VI CAP       AIM VI CAP        AIM VI CAP      AIM VI CORE
PRICE LEVEL                            APPR, SER I     APPR, SER II      DEV, SER I       DEV, SER II       EQ, SER I
                                    --------------------------------------------------------------------------------------
0.55%                                 $          --   $       1.11    $             --   $        1.14   $            --
0.75%                                          0.65           1.07                1.13            1.27                --
0.95%                                          0.65           1.06                1.11            1.26                --
1.00%                                            --           1.35                  --            1.61                --
1.20%                                            --           1.34                  --            1.60                --
1.25%                                            --             --                  --              --              1.59
--------------------------------------------------------------------------------------------------------------------------

                                          AIM VI       AIM VI FIN        AIM VI INTL         AIM VI       AB VPS GLOBAL
PRICE LEVEL                             DYN, SER I     SERV, SER I       GRO, SER II      TECH, SER I       TECH, CL B
                                    --------------------------------------------------------------------------------------
0.55%                                 $          --   $       1.09    $           1.09   $        1.05   $          1.06
0.75%                                          1.10           1.19                1.09            0.73              1.06
0.95%                                          1.09           1.18                1.09            0.72              1.06
1.00%                                          1.59           1.39                1.09            1.39              1.06
1.20%                                          1.58           1.37                1.09            1.38              1.06
1.25%                                            --             --                  --              --                --
--------------------------------------------------------------------------------------------------------------------------


64 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                         AB VPS          AB VPS             AC VP            AC VP            AC VP
                                       GRO & INC,       INTL VAL,           INTL,            INTL,           ULTRA,
PRICE LEVEL                               CL B            CL B              CL I             CL II            CL II
                                    --------------------------------------------------------------------------------------
0.55%                                 $        1.08   $        1.22   $             --   $        1.19   $          1.04
0.75%                                          1.12            1.88               0.83            1.16              1.04
0.95%                                          1.11            1.86               0.82            1.15              1.04
1.00%                                          1.41            2.07                 --            1.53              1.04
1.20%                                          1.41            2.06                 --            1.51              1.04
1.25%                                            --              --                 --              --                --
--------------------------------------------------------------------------------------------------------------------------

                                          AC VP            AC VP         CALVERT VS      COL HI YIELD,      CS MID-CAP
PRICE LEVEL                             VAL, CL I       VAL, CL II       SOCIAL BAL         VS CL B            GRO
                                    --------------------------------------------------------------------------------------
0.55%                                 $          --   $        1.08   $           1.07   $        1.02   $            --
0.75%                                          1.66            1.35               1.00            1.02              0.84
0.95%                                          1.64            1.34               0.99            1.01              0.84
1.00%                                            --            1.48               1.26            1.01                --
1.20%                                            --            1.47               1.26            1.01                --
1.25%                                          2.24              --                 --              --                --
--------------------------------------------------------------------------------------------------------------------------

                                                          EG VA            EG VA            FID VIP          FID VIP
                                        CS SM CAP       FUNDAMENTAL       INTL EQ,         GRO & INC,       GRO & INC,
PRICE LEVEL                                GRO         LG CAP, CL 2         CL 2            SERV CL         SERV CL 2
                                    --------------------------------------------------------------------------------------
0.55%                                 $          --   $          --   $           1.21   $          --   $          1.08
0.75%                                            --            1.00               1.21            0.98              1.13
0.95%                                            --            1.00               1.21            0.97              1.12
1.00%                                            --            1.33               1.21              --              1.31
1.20%                                            --            1.31               1.21              --              1.30
1.25%                                          1.22              --                 --              --                --
--------------------------------------------------------------------------------------------------------------------------

                                         FID VIP         FID VIP           FID VIP          FID VIP        FTVIPT FRANK
                                         MID CAP,        MID CAP,         OVERSEAS,        OVERSEAS,        REAL EST,
PRICE LEVEL                              SERV CL        SERV CL 2          SERV CL         SERV CL 2           CL 2
                                    --------------------------------------------------------------------------------------
0.55%                                 $          --   $        1.24   $             --   $        1.24   $          1.19
0.75%                                          1.71            1.85               1.07            1.40              2.23
0.95%                                          1.69            1.83               1.06            1.39              2.21
1.00%                                            --            1.97                 --            1.77              2.00
1.20%                                            --            1.96                 --            1.75              1.99
1.25%                                            --              --                 --              --                --
--------------------------------------------------------------------------------------------------------------------------

                                       FTVIPT FRANK   FTVIPT MUTUAL      FTVIPT TEMP      FTVIPT TEMP         GS VIT
                                          SM CAP         SHARES            DEV MKTS         FOR SEC,        STRUCTD SM
PRICE LEVEL                             VAL, CL 2       SEC, CL 2         SEC, CL 1           CL 2            CAP EQ
                                    --------------------------------------------------------------------------------------
0.55%                                 $        1.12   $        1.15   $             --   $          --   $            --
0.75%                                          1.92            1.29                 --            1.42              1.48
0.95%                                          1.90            1.28                 --            1.41              1.47
1.00%                                          1.72            1.50                 --              --                --
1.20%                                          1.71            1.49                 --              --                --
1.25%                                            --              --               1.18              --                --
--------------------------------------------------------------------------------------------------------------------------

                                          GS VIT         GS VIT          JANUS ASPEN      JANUS ASPEN      JANUS ASPEN
                                         STRUCTD         MID CAP        GLOBAL TECH,       INTL GRO,       MID CAP GRO,
PRICE LEVEL                              U.S. EQ           VAL              SERV              SERV             SERV
                                    --------------------------------------------------------------------------------------
0.55%                                 $        1.09   $        1.17   $             --   $          --   $            --
0.75%                                          0.95            2.09               0.41            1.00              0.52
0.95%                                          0.94            2.06               0.41            0.99              0.52
1.00%                                          1.45            1.73               1.48            2.01                --
1.20%                                          1.44            1.72               1.47            1.99                --
1.25%                                            --              --                 --              --                --
--------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 65

                                          LAZARD         MFS INV             MFS              MFS              MFS
                                          RETIRE        GRO STOCK,        NEW DIS,       TOTAL RETURN,      UTILITIES,
PRICE LEVEL                              INTL EQ         SERV CL           SERV CL          SERV CL          SERV CL
                                    --------------------------------------------------------------------------------------
0.55%                                 $        1.15   $        1.07   $           1.09   $        1.05   $          1.23
0.75%                                          1.06            0.63               0.83            1.04              1.37
0.95%                                          1.06            0.63               0.83            1.04              1.36
1.00%                                          1.57            1.25               1.37            1.04              1.98
1.20%                                          1.56            1.25               1.37            1.04              2.02
1.25%                                            --              --                 --              --                --
--------------------------------------------------------------------------------------------------------------------------

                                          OPPEN         OPPEN MAIN          OPPEN          PIONEER EQ        PIONEER
                                        GLOBAL SEC      ST SM CAP      STRATEGIC BOND       INC VCT,       EUROPE VCT,
PRICE LEVEL                              VA, SERV        VA, SERV         VA, SERV           CL II           CL II
                                    --------------------------------------------------------------------------------------
0.55%                                 $        1.22   $        1.14   $           1.04   $          --   $            --
0.75%                                          1.21            1.14               1.04            1.19              1.30
0.95%                                          1.21            1.14               1.04            1.18              1.29
1.00%                                          1.21            1.14               1.04            1.43              1.61
1.20%                                          1.21            1.13               1.03            1.41              1.59
1.25%                                            --              --                 --              --                --
--------------------------------------------------------------------------------------------------------------------------

                                      PUT VT HEALTH       PUT VT         PUT VT INTL         PUT VT          PUT VT
                                        SCIENCES,        INTL EQ,          NEW OPP,         NEW OPP,         VISTA,
PRICE LEVEL                               CL IB           CL IB             CL IB            CL IA           CL IB
                                    --------------------------------------------------------------------------------------
0.55%                                 $        1.17   $        1.18   $             --   $          --   $          1.18
0.75%                                          1.09            1.29               0.86              --              0.62
0.95%                                          1.08            1.27               0.85              --              0.62
1.00%                                          1.32            1.61                 --              --              1.61
1.20%                                          1.32            1.60                 --              --              1.60
1.25%                                            --              --                 --            1.27                --
--------------------------------------------------------------------------------------------------------------------------

                                          RVS VP         RVS VP             RVS VP           RVS VP           RVS VP
PRICE LEVEL                                BAL          CASH MGMT         CORE BOND         DIV BOND        DIV EQ INC
                                    --------------------------------------------------------------------------------------
0.55%                                 $        1.06   $        1.02   $           1.02   $        1.02   $          1.18
0.75%                                          0.98            1.06               1.02            1.25              1.50
0.95%                                          0.97            1.05               1.01            1.23              1.49
1.00%                                          1.28            1.01               1.01            1.10              1.83
1.20%                                          1.27            1.00               1.01            1.10              1.82
1.25%                                          1.54            1.20                 --            1.37                --
--------------------------------------------------------------------------------------------------------------------------

                                                          RVS VP           RVS VP                            RVS VP
                                          RVS VP          GLOBAL      GLOBAL INFLATION       RVS VP         HI YIELD
PRICE LEVEL                             EMER MKTS          BOND           PROT SEC            GRO             BOND
                                    --------------------------------------------------------------------------------------
0.55%                                 $        1.44   $        0.97   $           1.04   $        1.12   $          1.05
0.75%                                          1.85            1.39               1.04            0.54              1.28
0.95%                                          1.83            1.38               1.03            0.54              1.27
1.00%                                          2.28            1.19               1.03            1.31              1.45
1.20%                                          2.27            1.19               1.03            1.30              1.44
1.25%                                            --            1.40                 --              --              1.35
--------------------------------------------------------------------------------------------------------------------------

                                          RVS VP          RVS VP            RVS VP           RVS VP          RVS VP
PRICE LEVEL                              INC OPP         INTL OPP         LG CAP EQ        LG CAP VAL      MID CAP GRO
                                    --------------------------------------------------------------------------------------
0.55%                                 $        1.03   $        1.20   $           1.09   $        1.07   $          1.14
0.75%                                          1.03            0.87               0.78            1.07              1.23
0.95%                                          1.03            0.86               0.78            1.07              1.22
1.00%                                          1.03            1.63               1.30            1.07              1.41
1.20%                                          1.03            1.62               1.30            1.07              1.40
1.25%                                             --           1.19               1.33              --                --
--------------------------------------------------------------------------------------------------------------------------


66 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                          RVS VP         RVS VP             RVS VP           RVS VP          RVS VP
PRICE LEVEL                            MID CAP VAL       NEW DIM           S&P 500         SELECT VAL    SHORT DURATION
                                    --------------------------------------------------------------------------------------
0.55%                                 $        1.06   $        1.02   $           1.06   $        1.04   $          1.02
0.75%                                          1.19            0.73               0.89            1.04              1.16
0.95%                                          1.19            0.72               0.88            1.04              1.15
1.00%                                          1.19            1.18               1.36            1.04              1.01
1.20%                                          1.19            1.18               1.35            1.03              1.00
1.25%                                            --            1.48                 --              --                --
--------------------------------------------------------------------------------------------------------------------------

                                          RVS VP          RVS VP           RVS VP            ROYCE       LM PTNRS VAR SM
PRICE LEVEL                             SM CAP ADV      SM CAP VAL      STRATEGY AGGR      MICRO-CAP      CAP GRO, CL II
                                    --------------------------------------------------------------------------------------
0.55%                                 $        1.08   $        1.11   $           1.14   $          --   $          1.06
0.75%                                          1.30            1.60               0.49            2.04              1.06
0.95%                                          1.28            1.59               0.48            2.02              1.05
1.00%                                          1.74            1.69               1.42              --              1.05
1.20%                                          1.73            1.68               1.41              --              1.05
1.25%                                            --              --               1.02              --                --
--------------------------------------------------------------------------------------------------------------------------

                                                        VANK LIT
                                        THIRD AVE       COMSTOCK,        WANGER INTL      WANGER U.S.       WF ADV VT
PRICE LEVEL                                VAL            CL II             SM CAP           SM CO         ASSET ALLOC
                                    --------------------------------------------------------------------------------------
0.55%                                 $          --   $        1.07   $           1.31   $        1.15   $           --
0.75%                                          2.12            1.07               1.24            1.73             1.15
0.95%                                          2.10            1.06               1.23            1.71             1.14
1.00%                                            --            1.06               2.34            1.82             1.31
1.20%                                            --            1.06               2.32            1.81             1.29
1.25%                                            --               --                --              --               --
--------------------------------------------------------------------------------------------------------------------------

                                                                          WF ADV VT        WF ADV VT       WF ADV VT SM
PRICE LEVEL                                                               INTL CORE           OPP             CAP GRO
                                                                     -----------------------------------------------------
0.55%                                                                 $             --   $        1.11   $          1.05
0.75%                                                                             1.06            1.22              0.97
0.95%                                                                             1.05            1.21              0.96
1.00%                                                                             1.49            1.59              1.60
1.20%                                                                             1.48            1.58              1.59
1.25%                                                                               --              --                --
--------------------------------------------------------------------------------------------------------------------------

The following is a summary of units outstanding at Dec. 31, 2005:

                                        AIM VI CAP      AIM VI CAP       AIM VI CAP        AIM VI CAP      AIM VI CORE
PRICE LEVEL                            APPR, SER I     APPR, SER II      DEV, SER I       DEV, SER II       EQ, SER I
                                    --------------------------------------------------------------------------------------
0.55%                                            --          54,492                 --              --                --
0.75%                                       930,278       7,135,648            693,698       1,065,660                --
0.95%                                     1,180,824       3,245,189            451,437         686,097                --
1.00%                                            --       1,055,846                 --          35,910                --
1.20%                                            --         846,014                 --         150,411                --
1.25%                                            --              --                 --              --        22,011,298
--------------------------------------------------------------------------------------------------------------------------
Total                                     2,111,102      12,337,189          1,145,135       1,938,078        22,011,298
--------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 67

                                                        AIM VI      AIM VI FIN     AIM VI INTL       AIM VI       AB VPS GLOBAL
PRICE LEVEL                                           DYN, SER I    SERV, SER I    GRO, SER II     TECH, SER I     TECH, CL B
                                                      -------------------------------------------------------------------------
0.55%                                                         --          2,440              --          11,401          3,796
0.75%                                                    538,527        472,319              --       1,704,468        160,004
0.95%                                                    448,540        529,393              --         995,353         64,554
1.00%                                                     17,326         31,295              --         164,688         24,552
1.20%                                                         --         25,411              --         120,791         17,587
1.25%                                                         --             --              --              --             --
-------------------------------------------------------------------------------------------------------------------------------
Tota1                                                  1,004,393      1,060,858              --       2,996,701        270,493
-------------------------------------------------------------------------------------------------------------------------------

                                                        AB VPS        AB VPS          AC VP           AC VP          AC VP
                                                      GRO & INC,     INTL VAL,        INTL,           INTL,          ULTRA,
PRICE LEVEL                                              CL B          CL B           CL I            CL II          CL II
                                                      -------------------------------------------------------------------------
0.55%                                                      4,553         58,093              --              --         13,540
0.75%                                                 10,828,051      9,162,791       1,011,098       1,658,706        941,047
0.95%                                                  6,120,957      5,011,721       1,303,987       1,703,005        389,101
1.00%                                                    893,239      1,468,696              --         286,910        300,782
1.20%                                                    698,099      1,015,776              --         185,181        109,449
1.25%                                                         --             --              --              --             --
-------------------------------------------------------------------------------------------------------------------------------
Total                                                 18,544,899     16,717,077       2,315,085       3,833,802      1,753,919
-------------------------------------------------------------------------------------------------------------------------------

                                                        AC VP          AC VP        CALVERT VS    COL HI YIELD,    CS MID-CAP
PRICE LEVEL                                           VAL, CL I     VAL, CL II      SOCIAL BAL       VS CL B           GRO
                                                      -------------------------------------------------------------------------
0.55%                                                         --          5,478              --           1,765             --
0.75%                                                  1,395,497     10,496,650       1,194,813       2,174,046        280,687
0.95%                                                  1,751,027      7,188,299       1,638,087       1,463,658        395,358
1.00%                                                         --      1,973,998         180,528         570,064             --
1.20%                                                         --      1,479,447         144,350         687,493             --
1.25%                                                 18,695,967             --              --              --             --
-------------------------------------------------------------------------------------------------------------------------------
Total                                                 21,842,491     21,143,872       3,157,778       4,897,026        676,045
-------------------------------------------------------------------------------------------------------------------------------

                                                                       EG VA          EG VA           FID VIP        FID VIP
                                                      CS SM CAP     FUNDAMENTAL      INTL EQ,       GRO & INC,      GRO & INC,
PRICE LEVEL                                              GRO       LG CAP, CL 2        CL 2           SERV CL       SERV CL 2
                                                      -------------------------------------------------------------------------
0.55%                                                         --             --           1,025              --          1,190
0.75%                                                         --      1,489,192       1,119,615       3,095,967     13,334,881
0.95%                                                         --        966,222         644,970       3,779,653      9,746,048
1.00%                                                         --        380,676         457,807              --      2,417,741
1.20%                                                         --        134,266         211,219              --      2,066,481
1.25%                                                 20,253,792             --              --              --             --
-------------------------------------------------------------------------------------------------------------------------------
Total                                                 20,253,792      2,970,356       2,434,636       6,875,620     27,566,341
-------------------------------------------------------------------------------------------------------------------------------

                                                       FID VIP        FID VIP        FID VIP         FID VIP      FTVIPT FRANK
                                                       MID CAP,       MID CAP,      OVERSEAS,       OVERSEAS,       REAL EST,
PRICE LEVEL                                            SERV CL       SERV CL 2       SERV CL        SERV CL 2         CL 2
                                                      -------------------------------------------------------------------------
0.55%                                                         --         37,134              --              --          6,502
0.75%                                                  3,231,522     16,249,341       1,064,098       5,951,521      9,097,034
0.95%                                                  3,605,194     10,285,161       1,169,012       4,012,161      6,194,266
1.00%                                                         --      2,674,021              --         557,283        981,277
1.20%                                                         --      1,936,534              --         396,540        811,898
1.25%                                                         --             --              --              --             --
-------------------------------------------------------------------------------------------------------------------------------
Total                                                  6,836,716     31,182,191       2,233,110      10,917,505     17,090,977
-------------------------------------------------------------------------------------------------------------------------------


68 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                      FTVIPT FRANK   FTVIPT MUTUAL     FTVIPT TEMP     FTVIPT TEMP       GS VIT
                                                         SM CAP          SHARES         DEV MKTS         FOR SEC,      STRUCTD SM
PRICE LEVEL                                             VAL, CL 2       SEC, CL 2       SEC, CL 1          CL 2          CAP EQ
                                                     -----------------------------------------------------------------------------
0.55%                                                           --          16,092               --              --            --
0.75%                                                    5,121,305       7,513,236               --         385,549       293,609
0.95%                                                    3,470,449       3,446,019               --         357,187       413,220
1.00%                                                      736,874       1,383,604               --              --            --
1.20%                                                      450,670         824,944               --              --            --
1.25%                                                           --              --       18,350,123              --            --
----------------------------------------------------------------------------------------------------------------------------------
Total                                                    9,779,298      13,183,895       18,350,123         742,736       706,829
----------------------------------------------------------------------------------------------------------------------------------

                                                         GS VIT         GS VIT         JANUS ASPEN     JANUS ASPEN    JANUS ASPEN
                                                         STRUCTD        MID CAP       GLOBAL TECH,      INTL GRO,     MID CAP GRO,
PRICE LEVEL                                              U.S. EQ          VAL             SERV             SERV           SERV
                                                     -----------------------------------------------------------------------------
0.55%                                                       45,476          48,549               --              --            --
0.75%                                                   11,510,587      10,617,269        1,247,770       5,055,502     1,075,291
0.95%                                                    7,488,446       7,579,907        1,143,377       3,778,049     1,352,829
1.00%                                                    1,210,256       2,234,109           20,823         200,033            --
1.20%                                                      763,514       1,640,669           30,852          81,622            --
1.25%                                                           --              --               --              --            --
----------------------------------------------------------------------------------------------------------------------------------
Total                                                   21,018,279      22,120,503        2,442,822       9,115,206     2,428,120
----------------------------------------------------------------------------------------------------------------------------------

                                                         LAZARD          MFS INV          MFS              MFS            MFS
                                                         RETIRE        GRO STOCK,       NEW DIS,      TOTAL RETURN,    UTILITIES,
PRICE LEVEL                                              INTL EQ         SERV CL        SERV CL          SERV CI        SERV CI
                                                     -----------------------------------------------------------------------------
0.55%                                                        5,081           1,189            2,481             454         8,127
0.75%                                                    3,902,549       8,646,665        4,782,998       1,420,969     2,791,735
0.95%                                                    3,931,932       5,559,994        3,666,630         842,124     2,286,774
1.00%                                                      462,363         344,620          246,305         194,897       449,671
1.20%                                                      425,457         340,077          287,930         389,969       298,366
1.25%                                                           --              --               --              --            --
----------------------------------------------------------------------------------------------------------------------------------
Total                                                    8,727,382      14,892,545        8,986,344       2,848,413     5,834,673
----------------------------------------------------------------------------------------------------------------------------------

                                                         OPPEN        OPPEN MAIN          OPPEN         PIONEER EQ       PIONEER
                                                       GLOBAL SEC      ST SM CAP     STRATEGIC BOND      INC VCT,      EUROPE VCT,
PRICE LEVEL                                             VA, SERV       VA, SERV         VA, SERV           CL II          CL II
                                                     -----------------------------------------------------------------------------
0.55%                                                        1,276              --           40,462              --            --
0.75%                                                    1,792,581         468,076        9,131,563       3,591,029       260,580
0.95%                                                    1,150,661         417,405        5,096,283       1,501,514       236,932
1.00%                                                      464,696          82,410        2,294,933         567,437        10,348
1.20%                                                      479,039         191,917        1,588,802         256,926        18,118
1.25%                                                           --              --               --              --            --
----------------------------------------------------------------------------------------------------------------------------------
Total                                                    3,888,253       1,159,808       18,152,043       5,916,906       525,978
----------------------------------------------------------------------------------------------------------------------------------

                                                     PUT VT HEALTH      PUT VT         PUT VT INTL        PUT VT         PUT VT
                                                       SCIENCES,       INTL EQ,          NEW OPP,        NEW OPP,        VISTA,
PRICE LEVEL                                              CL IB          CL IB             CL IB           CL IA          CL IB
                                                     -----------------------------------------------------------------------------
0.55%                                                        5,798              --               --              --            --
0.75%                                                    1,837,192       3,192,765        1,233,658              --     2,910,122
0.95%                                                      882,706       2,044,265        1,150,750              --     2,017,783
1.00%                                                      585,580         272,919               --              --         5,656
1.20%                                                      189,827         135,315               --              --        28,751
1.25%                                                           --             --                --      17,269,798            --
----------------------------------------------------------------------------------------------------------------------------------
Total                                                    3,501,103       5,645,264        2,384,408      17,269,798     4,962,312
----------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 69

                                                     RVS VP          RVS VP           RVS VP            RVS VP          RVS VP
PRICE LEVEL                                            BAL          CASH MGMT        CORE BOND         DIV BOND       DIV EQ INC
                                                   --------------------------------------------------------------------------------
0.55%                                                        --             100                 --        30,548            49,777
0.75%                                                 2,267,936      10,666,049            898,163    19,926,420        17,138,502
0.95%                                                 1,877,318       7,130,469            600,730    15,250,824        12,647,754
1.00%                                                   182,810       1,751,101            116,774     3,535,193         2,866,452
1.20%                                                   150,283       1,666,155            160,445     2,693,854         2,374,603
1.25%                                                14,557,730       3,784,090                 --    13,965,723                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                19,036,077      24,997,964          1,776,112    55,402,562        35,077,088
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     RVS VP            RVS VP                           RVS VP
                                                      RVS VP         GLOBAL       GLOBAL INFLATION     RVS VP          HI YIELD
PRICE LEVEL                                          EMER MKTS        BOND            PROT SEC           GRO             BOND
                                                   --------------------------------------------------------------------------------
0.55%                                                    24,473           7,533             17,092        18,744             8,859
0.75%                                                 2,791,657       6,917,395          6,542,638    13,723,694        16,084,480
0.95%                                                 1,792,248       5,647,931          3,130,862     8,016,761        13,287,800
1.00%                                                   604,702       1,502,965          1,776,983     1,167,041         2,180,766
1.20%                                                   338,815       1,478,445          1,111,225       660,289         2,129,989
1.25%                                                        --       5,853,725                 --            --        13,042,357
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                 5,551,895      21,407,994         12,578,800    23,586,529        46,734,251
-----------------------------------------------------------------------------------------------------------------------------------

                                                      RVS VP          RVS VP           RVS VP           RVS VP          RVS VP
PRICE LEVEL                                          INC OPP         INTL OPP         LG CAP EQ       LG CAP VAL      MID CAP GRO
                                                   --------------------------------------------------------------------------------
0.55%                                                     5,980           1,063             71,123            --                87
0.75%                                                 1,814,862       3,144,526         11,370,056        69,576         1,403,485
0.95%                                                 1,066,994       2,785,260          5,104,585        75,884         1,255,816
1.00%                                                   446,295         321,787          1,293,199         9,634           345,919
1.20%                                                   282,965         236,999            862,495        14,547            77,164
1.25%                                                        --      14,289,690          7,629,078            --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                 3,617,096      20,779,325         26,330,536       169,641         3,082,471
-----------------------------------------------------------------------------------------------------------------------------------

                                                     RVS VP          RVS VP            RVS VP           RVS VP         RVS VP
PRICE LEVEL                                        MID CAP VAL       NEW DIM           S&P 500        SELECT VAL   SHORT DURATION
                                                   --------------------------------------------------------------------------------
0.55%                                                       144           5,881              2,642           201             3,963
0.75%                                                   350,680      16,571,898          8,982,889       338,615        10,771,479
0.95%                                                   247,043      11,371,208          7,645,568       160,626         9,250,067
1.00%                                                    51,618         804,931          1,177,771        54,068         1,585,288
1.20%                                                   110,539         493,436            940,294        16,252         1,237,220
1.25%                                                        --      29,604,613                 --            --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                   760,024      58,851,967         18,749,164       569,762        22,848,017
-----------------------------------------------------------------------------------------------------------------------------------

                                                     RVS VP          RVS VP            RVS VP           ROYCE      LM PTNRS VAR SM
PRICE LEVEL                                        SM CAP ADV      SM CAP VAL       STRATEGY AGGR     MICRO-CAP     CAP GRO, CL II
                                                   --------------------------------------------------------------------------------
0.55%                                                        --          40,828                 --            --                --
0.75%                                                 3,007,347       7,106,022          1,291,917       807,840                --
0.95%                                                 2,288,795       4,724,012          1,383,042       874,683                --
1.00%                                                   350,244         936,980             12,514            --                --
1.20%                                                   452,711         737,658                896            --                --
1.25%                                                        --              --          6,901,532            --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                 6,099,097      13,545,500          9,589,901     1,682,523                --
-----------------------------------------------------------------------------------------------------------------------------------


70 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                     VANK LIT
                                      THIRD AVE      COMSTOCK,    WANGER INTL   WANGER U.S.     WF ADV VT
PRICE LEVEL                              VAL           CL II        SM CAP         SM CO       ASSET ALLOC
                                    ------------------------------------------------------------------------
0.55%                                         --         98,414        27,009        45,089              --
0.75%                                  1,536,977     10,068,536    11,739,666    14,569,345       2,532,190
0.95%                                  1,838,440      4,753,886     8,190,195    11,377,448       1,925,093
1.00%                                         --      2,435,659     1,044,811     2,373,817         401,185
1.20%                                         --      1,753,493       905,699     1,791,968         282,421
1.25%                                         --             --            --            --              --
------------------------------------------------------------------------------------------------------------
Total                                  3,375,417     19,109,988    21,907,380    30,157,667       5,140,889
------------------------------------------------------------------------------------------------------------

                                                                    WF ADV VT    WF ADV VT     WF ADV VT SM
PRICE LEVEL                                                         INTL CORE       OPP           CAP GRO
                                                                  ------------------------------------------
0.55%                                                                      --            --              --
0.75%                                                               1,246,523     1,386,610       1,473,405
0.95%                                                                 530,001     1,239,552       1,422,810
1.00%                                                                  31,012       145,203         143,693
1.20%                                                                  45,410       154,789         135,861
1.25%                                                                      --            --              --
------------------------------------------------------------------------------------------------------------
Total                                                               1,852,946     2,926,154       3,175,769
------------------------------------------------------------------------------------------------------------

The following is a summary of net assets at Dec. 31, 2005:

                                     AIM VI CAP     AIM VI CAP     AIM VI CAP    AIM VI CAP    AIM VI CORE
PRICE LEVEL                          APPR, SER I   APPR, SER II    DEV, SER I   DEV, SER II     EQ, SER I
                                    ------------------------------------------------------------------------
0.55%                               $         --   $     60,382   $        --   $        81   $          --
0.75%                                    607,339      7,617,678       781,039     1,354,190              --
0.95%                                    762,539      3,431,576       502,836       864,450              --
1.00%                                         --      1,420,951            --        57,961              --
1.20%                                         --      1,131,497            --       241,204              --
1.25%                                         --             --            --            --      35,121,132
------------------------------------------------------------------------------------------------------------
Total                               $  1,369,878   $ 13,662,084   $ 1,283,875   $ 2,517,886   $  35,121,132
------------------------------------------------------------------------------------------------------------

                                       AIM VI       AIM VI FIN    AIM VI INTL      AIM VI     AB VPS GLOBAL
PRICE LEVEL                          DYN, SER I     SERV, SER I   GRO, SER II   TECH, SER I     TECH, CL B
                                    ------------------------------------------------------------------------
0.55%                               $         --   $      2,747   $       188   $    11,972   $       4,201
0.75%                                    591,059        563,466            80     1,241,238         169,393
0.95%                                    487,944        625,888            80       718,502          68,343
1.00%                                     27,582         43,548            81       228,316          26,167
1.20%                                         56         34,921            81       166,399          18,791
1.25%                                         --             --            --            --              --
------------------------------------------------------------------------------------------------------------
Total                               $  1,106,641   $  1,270,570   $       510   $ 2,366,427   $     286,895
------------------------------------------------------------------------------------------------------------

                                       AB VPS         AB VPS         AC VP         AC VP           AC VP
                                     GRO & INC,      INTL VAL,       INTL,         INTL,          ULTRA,
PRICE LEVEL                             CL B           CL B           CL I         CL II           CL II
                                    ------------------------------------------------------------------------
0.55%                               $      5,000   $     71,077   $        --   $       119   $      14,081
0.75%                                 12,116,934     17,232,925       841,633     1,923,171         974,611
0.95%                                  6,789,941      9,340,498     1,073,781     1,957,153         402,888
1.00%                                  1,263,538      3,046,836            --       440,210         311,405
1.20%                                    981,253      2,093,739            --       280,385         113,290
1.25%                                         --             --           --            --               --
------------------------------------------------------------------------------------------------------------
Total                               $ 21,156,666   $ 31,785,075   $ 1,915,414   $ 4,601,038   $   1,816,275
------------------------------------------------------------------------------------------------------------


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 71

                                        AC VP          AC VP        CALVERT VS    COL HI YIELD,    CS MID-CAP
PRICE LEVEL                           VAL, CL I      VAL, CL II     SOCIAL BAL       VS CL B           GRO
                                    ---------------------------------------------------------------------------
0.55%                               $         --   $       5,925   $         54   $       2,817   $         --
0.75%                                  2,313,425      14,206,032      1,191,097       2,209,222        237,086
0.95%                                  2,872,526       9,624,391      1,616,365       1,483,972        330,243
1.00%                                         --       2,918,334        228,092         577,664             --
1.20%                                         --       2,174,038        181,228         695,069             --
1.25%                                 42,111,400              --             --              --             --
---------------------------------------------------------------------------------------------------------------
Total                               $ 47,297,351   $  28,928,720   $  3,216,836   $   4,968,744   $    567,329
---------------------------------------------------------------------------------------------------------------

                                                       EG VA          EG VA          FID VIP         FID VIP
                                      CS SM CAP     FUNDAMENTAL      INTL EQ,       GRO & INC,      GRO & INC,
PRICE LEVEL                              GRO       LG CAP, CL 2        CL 2          SERV CL        SERV CL 2
                                    ---------------------------------------------------------------------------
0.55%                               $         --   $          --   $      1,305   $          --   $      1,362
0.75%                                         --       1,496,757      1,356,571       3,024,933     15,158,081
0.95%                                         --         962,641        779,490       3,668,048     10,896,247
1.00%                                         --         506,533        553,085              --      3,171,852
1.20%                                         --         175,306        254,546              --      2,693,111
1.25%                                 24,771,457              --             --              --             --
---------------------------------------------------------------------------------------------------------------
Total                               $ 24,771,457   $   3,141,237   $  2,944,997   $   6,692,981   $ 31,920,653
---------------------------------------------------------------------------------------------------------------

                                       FID VIP        FID VIP         FID VIP        FID VIP      FTVIPT FRANK
                                      MID CAP,        MID CAP,       OVERSEAS,      OVERSEAS,       REAL EST,
PRICE LEVEL                            SERV CL       SERV CL 2        SERV CL       SERV CL 2         CL 2
                                    ---------------------------------------------------------------------------
0.55%                               $         --   $      45,999   $         --   $          92   $      7,706
0.75%                                  5,528,913      30,030,055      1,139,108       8,358,009     20,349,441
0.95%                                  6,119,520      18,825,586      1,238,334       5,589,217     13,693,467
1.00%                                         --       5,267,369             --         983,539      1,964,430
1.20%                                         --       3,790,461             --         695,463      1,615,125
1.25%                                         --              --             --              --             --
---------------------------------------------------------------------------------------------------------------
Total                               $ 11,648,433   $  57,959,470   $  2,377,442   $  15,626,320   $ 37,630,169
---------------------------------------------------------------------------------------------------------------

                                    FTVIPT FRANK   FTVIPT MUTUAL    FTVIPT TEMP    FTVIPT TEMP       GS VIT
                                       SM CAP          SHARES        DEV MKTS        FOR SEC,      STRUCTD SM
PRICE LEVEL                           VAL, CL 2       SEC, CL 2      SEC, CL 1         CL 2          CAP EQ
                                    ---------------------------------------------------------------------------
0.55%                               $         84   $      18,434   $         --    $         --   $         --
0.75%                                  9,830,884       9,672,847             --         546,696        435,554
0.95%                                  6,591,757       4,397,769             --         502,288        606,554
1.00%                                  1,269,765       2,075,374             --              --             --
1.20%                                    771,702       1,229,621             --              --             --
1.25%                                          --             --     21,761,555              --             --
---------------------------------------------------------------------------------------------------------------
Total                               $ 18,464,192   $  17,394,045   $ 21,761,555   $   1,048,984   $  1,042,108
---------------------------------------------------------------------------------------------------------------

                                       GS VIT          GS VIT       JANUS ASPEN     JANUS ASPEN    JANUS ASPEN
                                       STRUCTD        MID CAP      GLOBAL TECH,      INTL GRO,    MID CAP GRO,
PRICE LEVEL                            U.S. EQ          VAL            SERV             SERV          SERV
                                    ---------------------------------------------------------------------------
0.55%                               $     49,608   $      56,975   $         --   $          --   $         --
0.75%                                 10,982,378      22,172,396        516,460       5,068,831        560,335
0.95%                                  7,076,321      15,653,143        468,268       3,748,050        706,604
1.00%                                  1,755,637       3,875,891         30,738         401,201             --
1.20%                                  1,100,568       2,829,023         45,279         162,179             --
1.25%                                         --              --             --              --             --
---------------------------------------------------------------------------------------------------------------
Total                               $ 20,964,512   $  44,587,428   $  1,060,745   $   9,380,261   $  1,266,939
---------------------------------------------------------------------------------------------------------------


72 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                        LAZARD         MFS INV            MFS               MFS            MFS
                                        RETIRE       GRO STOCK,         NEW DIS,       TOTAL RETURN,    UTILITIES,
PRICE LEVEL                            INTL EQ         SERV CL          SERV CL           SERV CL        SERV CL
                                    --------------------------------------------------------------------------------
0.55%                               $       5,853   $      1,329   $          2,756   $         553   $       9,996
0.75%                                   4,166,065      5,486,905          3,991,898       1,482,578       3,821,991
0.95%                                   4,179,749      3,490,942          3,027,501         876,615       3,103,174
1.00%                                     724,465        432,251            338,512         202,767         892,281
1.20%                                     662,508        423,909            393,332         404,804         602,148
1.25%                                          --             --                 --              --            --
--------------------------------------------------------------------------------------------------------------------
Total                               $   9,738,640   $  9,835,336   $      7,753,999   $   2,967,317   $   8,429,590
--------------------------------------------------------------------------------------------------------------------


                                        OPPEN        OPPEN MAIN         OPPEN          PIONEER EQ        PIONEER
                                      GLOBAL SEC      ST SM CAP     STRATEGIC BOND      INC VCT,       EUROPE VCT,
PRICE LEVEL                            VA, SERV       VA, SERV         VA, SERV          CL II            CL II
                                    --------------------------------------------------------------------------------
0.55%                               $       1,672   $         85   $         42,166   $          --   $          --
0.75%                                   2,173,367        533,283          9,493,617       4,299,453         338,742
0.95%                                   1,391,907        474,591          5,286,444       1,770,163         305,283
1.00%                                     562,022         93,802          2,379,344         809,480          16,610
1.20%                                     577,656        217,519          1,643,508         361,778          28,809
1.25%                                          --             --                 --              --              --
--------------------------------------------------------------------------------------------------------------------
Total                               $   4,706,624   $  1,319,280   $     18,845,079   $   7,240,874   $     689,444
--------------------------------------------------------------------------------------------------------------------

                                     PUT VT HEALTH     PUT VT         PUT VT INTL         PUT VT          PUT VT
                                       SCIENCES,      INTL EQ,         NEW OPP,          NEW OPP,         VISTA,
PRICE LEVEL                              CL IB          CL IB            CL IB            CL IA           CL IB
                                    --------------------------------------------------------------------------------
0.55%                               $       6,835   $         59   $             --   $          --   $          59
0.75%                                   2,001,853      4,105,011          1,061,695              --       1,812,041
0.95%                                     953,428      2,612,564            980,077              --       1,243,494
1.00%                                     775,356        440,026                 --              --           9,087
1.20%                                     249,838        216,827                 --              --          45,950
1.25%                                           --              --               --      21,891,546              --
--------------------------------------------------------------------------------------------------------------------
Total                               $   3,987,310   $  7,374,487   $      2,041,772   $  21,891,546   $   3,110,631
--------------------------------------------------------------------------------------------------------------------

                                        RVS VP         RVS VP           RVS VP            RVS VP          RVS VP
PRICE LEVEL                              BAL         CASH MGMT        CORE BOND          DIV BOND       DIV EQ INC
                                    --------------------------------------------------------------------------------
0.55%                               $          80   $      1,124   $          1,018   $      31,201   $      58,960
0.75%                                   2,213,419     11,323,487            912,025      24,878,226      25,746,766
0.95%                                   1,835,888      7,490,454            608,639      18,811,215      18,856,898
1.00%                                     234,435      1,764,352            118,238       3,897,295       5,242,487
1.20%                                     191,516      1,667,836            162,093       2,951,379       4,315,793
1.25%                                  22,708,612      4,565,897                 --      19,298,206              --
--------------------------------------------------------------------------------------------------------------------
Total                               $  27,183,950   $ 26,813,150   $      1,802,013   $  69,867,522   $  54,220,904
--------------------------------------------------------------------------------------------------------------------

                                                       RVS VP           RVS VP                           RVS VP
                                        RVS VP         GLOBAL      GLOBAL INFLATION       RVS VP        HI YIELD
PRICE LEVEL                           EMER MKTS         BOND            PROT SEC           GRO            BOND
                                    --------------------------------------------------------------------------------
0.55%                               $      35,263   $      8,320   $          18,800  $      20,959   $      10,309
0.75%                                   5,169,836      9,609,607           6,784,365      7,450,315      20,533,963
0.95%                                   3,284,453      7,772,201           3,239,290      4,306,147      16,829,980
1.00%                                   1,380,036      1,793,913           1,837,356      1,522,898       3,162,389
1.20%                                     768,380      1,752,928           1,146,429        856,278       3,064,802
1.25%                                          --      8,224,826                  --             --      17,835,358
--------------------------------------------------------------------------------------------------------------------
Total                               $  10,637,968   $ 29,161,795   $      13,026,240  $  14,156,597   $  61,436,801
--------------------------------------------------------------------------------------------------------------------


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 73

                                        RVS VP         RVS VP          RVS VP          RVS VP          RVS VP
PRICE LEVEL                            INC OPP        INTL OPP       LG CAP EQ      LG CAP VAL      MID CAP GRO
                                    -----------------------------------------------------------------------------
0.55%                               $       7,223   $      1,334   $      77,384   $         54   $          157
0.75%                                   1,873,714      2,740,359       8,904,193         74,508        1,728,932
0.95%                                   1,099,112      2,401,556       3,974,727         81,084        1,542,153
1.00%                                     459,387        523,598       1,684,272         10,289          486,375
1.20%                                     290,626        383,232       1,119,401         15,501          107,818
1.25%                                          --     17,043,925      10,184,886             --               --
-----------------------------------------------------------------------------------------------------------------
Total                               $   3,730,062   $ 23,094,004   $  25,944,863   $    181,436   $    3,865,435
-----------------------------------------------------------------------------------------------------------------

                                        RVS VP         RVS VP          RVS VP         RVS VP          RVS VP
PRICE LEVEL                          MID CAP VAL      NEW DIM         S&P 500       SELECT VAL    SHORT DURATION
                                    -----------------------------------------------------------------------------
0.55%                               $         206   $      6,010   $       2,863   $        262   $        5,036
0.75%                                     417,148     12,094,008       7,949,984        352,260       12,488,134
0.95%                                     293,459      8,251,704       6,694,799        166,713       10,614,441
1.00%                                      61,299        953,404       1,600,373         56,081        1,600,129
1.20%                                     131,095        580,848       1,269,929         16,819        1,241,069
1.25%                                          --     43,998,381              --             --               --
-----------------------------------------------------------------------------------------------------------------
Total                               $     903,207   $ 65,884,355   $  17,517,948   $    592,135   $   25,948,809
-----------------------------------------------------------------------------------------------------------------

                                        RVS VP         RVS VP          RVS VP          ROYCE      LM PTNRS VAR SM
PRICE LEVEL                           SM CAP ADV     SM CAP VAL    STRATEGY AGGR     MICRO-CAP     CAP GRO, CL II
                                    -----------------------------------------------------------------------------
0.55%                               $          82   $     45,193   $          57   $         --   $           78
0.75%                                   3,936,822     11,365,227         632,619      1,646,937               78
0.95%                                   2,949,709      7,489,580         669,838      1,764,446               78
1.00%                                     609,277      1,587,877          17,796             --               77
1.20%                                     782,717      1,242,292           1,326             --               77
1.25%                                          --             --       7,063,005             --               --
-----------------------------------------------------------------------------------------------------------------
Total                               $   8,278,607   $ 21,730,169   $   8,384,641   $  3,411,383   $          388
-----------------------------------------------------------------------------------------------------------------

                                                      VANK LIT
                                      THIRD AVE       COMSTOCK,     WANGER INTL     WANGER U.S.      WF ADV VT
PRICE LEVEL                               VAL           CL II         SM CAP           SM CO        ASSET ALLOC
                                    -----------------------------------------------------------------------------
0.55%                               $          --   $    105,125   $      35,461   $     51,921   $           --
0.75%                                   3,258,233     10,730,936      14,569,026     25,145,221        2,909,169
0.95%                                   3,856,424      5,055,090      10,058,075     19,432,352        2,190,936
1.00%                                          --      2,588,878       2,441,363      4,318,014          526,421
1.20%                                          --      1,859,690       2,103,163      3,238,876          364,774
1.25%                                          --             --              --             --               --
-----------------------------------------------------------------------------------------------------------------
Total                               $   7,114,657   $ 20,339,719   $  29,207,088   $ 52,186,384   $    5,991,300
-----------------------------------------------------------------------------------------------------------------

                                                                     WF ADV VT       WF ADV VT     WF ADV VT SM
PRICE LEVEL                                                          INTL CORE          OPP           CAP GRO
                                                                   ----------------------------------------------
0.55%                                                              $          --   $         84   $           51
0.75%                                                                  1,357,320      1,695,946        1,429,121
0.95%                                                                    558,880      1,502,191        1,367,076
1.00%                                                                     46,306        230,306          229,506
1.20%                                                                     67,134        243,684          215,488
1.25%                                                                         --             --               --
-----------------------------------------------------------------------------------------------------------------
Total                                                              $   2,029,640   $  3,672,211   $    3,241,242
-----------------------------------------------------------------------------------------------------------------


74 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

9. FINANCIAL HIGHLIGHTS

The following is a summary for each period in the five year period ended Dec. 31, 2005 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense. Some of these subaccounts only offer one price level.

                                        AT DEC. 31                                    FOR THE YEAR ENDED DEC. 31
                        ----------------------------------------- ------------------------------------------------------------------
                         UNITS ACCUMULATION UNIT VALUE NET ASSETS   INVESTMENT       EXPENSE RATIO              TOTAL RETURN
                        (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1) LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
                        ------------------------------------------------------------------------------------------------------------
AIM VI CAP APPR, SER I
2005                     2,111      $0.65 to $0.65       $ 1,370       0.06%          0.75% to 0.95%      8.02%     to   7.81%
2004                     2,381      $0.60 to $0.60       $ 1,432         --           0.75% to 0.95%      5.83%     to   5.62%
2003                     2,354      $0.57 to $0.57       $ 1,339         --           0.75% to 0.95%     29.55%     to  29.55%
2002                     2,454      $0.44 to $0.44       $ 1,087         --           0.75% to 0.95%    (25.42%)    to (25.42%)
2001                     2,525      $0.59 to $0.59       $ 1,491         --           0.75% to 0.95%    (24.36%)    to (24.36%)
------------------------------------------------------------------------------------------------------------------------------------

AIM VI CAP APPR, SER II
2005                    12,337      $1.11 to $1.34       $13,662         --           0.55% to 1.20%      7.98%     to   7.29%
2004                     3,288      $1.03 to $1.25       $ 3,328         --           0.55% to 1.20%      2.62%(10) to   5.07%
2003                     1,350      $0.94 to $1.19       $ 1,276         --           0.75% to 1.20%     28.77%     to  19.00%(8)(*)
2002                       797      $0.73 to $0.73       $   583         --           0.75% to 0.95%    (25.51%)    to (25.51%)
2001                       184      $0.98 to $0.98       $   181         --           0.75% to 0.95%      2.00%(5)  to   2.00%(5)
------------------------------------------------------------------------------------------------------------------------------------

AIM VI CAP DEV, SER I
2005                     1,145      $1.13 to $1.11       $ 1,284         --           0.75% to 0.95%      8.79%     to   8.57%
2004                     1,315      $1.03 to $1.03       $ 1,355         --           0.75% to 0.95%     14.64%     to  14.41%
2003                     1,370      $0.90 to $0.90       $ 1,233         --           0.75% to 0.95%     34.33%     to  34.33%
2002                     1,526      $0.67 to $0.67       $ 1,023         --           0.75% to 0.95%    (22.09%)    to (22.09%)
2001                     1,731      $0.86 to $0.86       $ 1,489         --           0.75% to 0.95%     (8.51%)    to  (8.51%)
------------------------------------------------------------------------------------------------------------------------------------

AIM VI CAP DEV, SER II
2005                     1,938      $1.14 to $1.60       $ 2,518         --           0.55% to 1.20%      8.67%     to   7.97%
2004                     1,713      $1.05 to $1.49       $ 2,044         --           0.55% to 1.20%      5.05%(10) to  13.90%
2003                     1,091      $1.02 to $1.30       $ 1,128         --           0.75% to 1.20%     34.21%     to  30.00%(8)(*)
2002                       679      $0.76 to $0.98          $519         --           0.75% to 1.00%    (22.45%)    to  (2.00%)(8)
2001                       132      $0.98 to $0.98          $130         --           0.75% to 0.95%     (2.00%)(5) to  (2.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------

AIM VI CORE EQ, SER I
2005                    22,011      $1.59 to $1.59       $35,121       1.39%          1.25% to 1.25%      4.01%     to   4.01%
2004                    27,583      $1.53 to $1.53       $42,296       0.97%          1.25% to 1.25%      7.62%     to   7.62%
2003                    29,671      $1.42 to $1.42       $42,231       1.02%          1.25% to 1.25%     22.41%     to  22.41%
2002                    31,745      $1.16 to $1.16       $36,764       0.30%          1.25% to 1.25%    (16.55%)    to (16.55%)
2001                    37,846      $1.39 to $1.39       $52,534       0.05%          1.25% to 1.25%    (23.63%)    to (23.63%)
------------------------------------------------------------------------------------------------------------------------------------

AIM VI DYN, SER I
2005                     1,004      $1.10 to $1.58       $ 1,107         --           0.75% to 1.20%      9.89%     to   9.40%
2004                       991      $1.00 to $1.45       $   994         --           0.75% to 1.20%     12.49%     to  11.99%
2003                     1,000      $0.89 to $1.29       $   889         --           0.75% to 1.20%     36.92%     to  29.00%(8)(*)
2002                       721      $0.65 to $0.65       $   467         --           0.75% to 0.95%    (32.29%)    to (32.29%)
2001                       367      $0.96 to $0.96       $   352         --           0.75% to 0.95%     (4.00%)(5) to  (4.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------

AIM VI FIN SERV, SER I
2005                     1,061      $1.09 to $1.37       $ 1,271       1.27%          0.55% to 1.20%      5.33%     to   4.65%
2004                     1,238      $1.04 to $1.31       $ 1,409       0.78%          0.55% to 1.20%      3.48%(10) to   7.38%
2003                       990      $1.05 to $1.22       $ 1,046       0.64%          0.75% to 1.20%     28.05%     to  22.00%(8)(*)
2002                       643      $0.82 to $0.96       $   525       0.81%          0.75% to 1.00%    (15.46%)    to  (4.00%)(8)
2001                       213      $0.97 to $0.97       $   206         --           0.75% to 0.95%     (3.00%)(5) to  (3.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 75

                                        AT DEC. 31                                     FOR THE YEAR ENDED DEC. 31
                         ----------------------------------------- -----------------------------------------------------------------
                          UNITS ACCUMULATION UNIT VALUE NET ASSETS   INVESTMENT        EXPENSE RATIO            TOTAL RETURN
                         (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1) LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                         -----------------------------------------------------------------------------------------------------------
AIM VI INTL GRO, SER II
2005                         --      $1.09 to $ 1.09      $     1       1.50%         0.55% to 1.20%      8.29%(12) to   8.17%(12)
2004                         --         --        --           --         --            --       --         --             --
2003                         --         --        --           --         --            --       --         --             --
2002                         --         --        --           --         --            --       --         --             --
2001                         --         --        --           --         --            --       --         --             --
------------------------------------------------------------------------------------------------------------------------------------

AIM VI TECH, SER I
2005                      2,997      $1.05 to $ 1.38      $ 2,366         --          0.55% to 1.20%      1.61%     to   0.96%
2004                      1,505      $1.03 to $ 1.36      $ 1,111         --          0.55% to 1.20%      3.17%(10) to   3.38%
2003                        947      $0.69 to $ 1.32      $   660         --          0.75% to 1.20%     43.75%     to  32.00%(8)(*)
2002                        456      $0.48 to $ 0.48      $   219         --          0.75% to 0.95%    (47.25%)    to (47.25%)
2001                        155      $0.91 to $ 0.91      $   140         --          0.75% to 0.95%     (9.00%)(5) to  (9.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------

AB VPS GLOBAL TECH, CL B
2005                        270      $1.06 to $ 1.06      $   287         --          0.55% to 1.20%      5.87%(12) to   5.76%(12)
2004                         --         --        --           --         --            --       --         --             --
2003                         --         --        --           --         --            --       --         --             --
2002                         --         --        --           --         --            --       --         --             --
2001                         --         --        --           --         --            --       --         --             --
------------------------------------------------------------------------------------------------------------------------------------

AB VPS GRO & INC, CL B
2005                     18,545      $1.08 to $ 1.41      $21,157       1.26%         0.55% to 1.20%      4.02%     to   3.35%
2004                     15,332      $1.03 to $ 1.36      $16,842       0.72%         0.55% to 1.20%      3.49%(10) to   9.89%
2003                     10,065      $0.98 to $ 1.24      $ 9,953       0.80%         0.75% to 1.20%     32.43%     to  30.53%
2002                      5,864      $0.74 to $ 0.95      $ 4,361       0.55%         0.75% to 1.20%    (23.71%)    to  (5.00%)(8)
2001                      1,037      $0.97 to $ 0.96      $ 1,000         --          0.75% to 0.95%     (3.00%)(5) to  (4.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------

AB VPS INTL VAL, CL B
2005                     16,717      $1.22 to $ 2.06      $31,785       0.46%         0.55% to 1.20%     15.88%     to  15.13%
2004                      7,741      $1.06 to $ 1.79      $12,765       0.40%         0.55% to 1.20%      5.52%(10) to  23.40%
2003                      3,795      $1.31 to $ 1.45      $ 5,044       0.25%         0.75% to 1.20%     42.39%     to  42.16%
2002                      1,067      $0.92 to $ 1.02      $   981       0.11%         0.75% to 1.20%     (6.12%)    to   2.00%(8)
2001                         67      $0.98 to $ 0.98      $    66         --          0.75% to 0.95%     (2.00%)(5) to  (2.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL I
2005                      2,315      $0.83 to $ 0.82      $ 1,915       1.15%         0.75% to 0.95%     12.41%    to   12.18%
2004                      2,554      $0.74 to $ 0.73      $ 1,882       0.56%         0.75% to 0.95%     14.07%    to   13.84%
2003                      2,798      $0.65 to $ 0.64      $ 1,810       0.67%         0.75% to 0.95%     22.64%    to   23.08%
2002                      2,520      $0.53 to $ 0.52      $ 1,320       0.78%         0.75% to 0.95%    (19.70%)   to  (21.21%)
2001                      2,449      $0.66 to $ 0.66      $ 1,625       0.05%         0.75% to 0.95%    (30.53%)   to  (29.79%)
------------------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL II
2005                      3,834      $1.19 to $ 1.51      $ 4,601       0.96%         0.55% to 1.20%     12.49%     to  11.76%
2004                      3,289      $1.06 to $ 1.35      $ 3,510       0.34%         0.55% to 1.20%      6.00%(10) to  13.41%
2003                      2,201      $0.91 to $ 1.19      $ 2,024       0.46%         0.75% to 1.20%     24.66%     to  19.00%(8)(*)
2002                      1,259      $0.73 to $ 0.98      $   924       0.36%         0.75% to 1.00%    (21.51%)    to  (2.00%)(8)
2001                        271      $0.93 to $ 0.93      $   253         --          0.75% to 0.95%     (7.00%)(5) to  (7.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------

AC VP ULTRA, CL II
2005                      1,754      $1.04 to $ 1.04      $ 1,816         --          0.55% to 1.20%      3.73%(12) to   3.62%(12)
2004                         --         --        --           --         --            --       --         --             --
2003                         --         --        --           --         --            --       --         --             --
2002                         --         --        --           --         --            --       --         --             --
2001                         --         --        --           --         --            --       --         --             --
------------------------------------------------------------------------------------------------------------------------------------


76 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                     AT DEC. 31                                     FOR THE YEAR ENDED DEC. 31
                      ----------------------------------------- ------------------------------------------------------------------
                      UNITS  ACCUMULATION UNIT VALUE NET ASSETS   INVESTMENT       EXPENSE RATIO              TOTAL RETURN
                      (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1) LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------------
AC VP VAL, CL I
2005                  21,842      $1.66 to $2.24       $47,297       0.87%         0.75% to 1.25%      4.25%     to    3.73%
2004                  22,372      $1.59 to $2.16       $46,818       0.97%         0.75% to 1.25%     13.48%     to   12.92%
2003                  20,864      $1.40 to $1.92       $38,589       1.04%         0.75% to 1.25%     27.27%     to   27.15%
2002                  19,543      $1.10 to $1.51       $28,505       0.84%         0.75% to 1.25%    (12.70%)    to  (13.71%)
2001                  17,032      $1.26 to $1.75       $28,648       1.01%         0.75% to 1.25%     11.50%     to   11.46%
----------------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL II
2005                  21,144      $1.08 to $1.47       $28,929       0.61%         0.55% to 1.20%      4.28%     to    3.61%
2004                  14,074      $1.04 to $1.42       $18,477       0.70%         0.55% to 1.20%      3.61%(10) to   12.81%
2003                   8,466      $1.15 to $1.26       $ 9,744       0.76%         0.75% to 1.20%     27.78%     to   26.00%(8)(*)
2002                   4,948      $0.90 to $0.99       $ 4,432       0.57%         0.75% to 1.00%    (13.46%)    to   (1.00%)(8)
2001                   1,567      $1.04 to $1.04       $ 1,623         --          0.75% to 0.95%      4.00%(5)  to    4.00%(5)
----------------------------------------------------------------------------------------------------------------------------------

CALVERT VS SOCIAL BAL
2005                   3,158      $1.07 to $1.26       $ 3,217       2.09%         0.55% to 1.20%     5.07%      to    4.39%
2004                   2,147      $1.02 to $1.20       $ 2,109       2.37%         0.55% to 1.20%     1.75%(10)  to    6.97%
2003                   1,031      $0.88 to $1.12       $   913       2.54%         0.75% to 1.20%    17.33%      to   12.00%(8)(*)
2002                     659      $0.75 to $0.74       $   491       3.02%         0.75% to 0.95%   (12.79%)     to  (13.95%)
2001                     413      $0.86 to $0.86       $   354      10.96%         0.75% to 0.95%    (7.53%)     to   (7.53%)
----------------------------------------------------------------------------------------------------------------------------------

COL HI YIELD, VS CL B
2005                   4,897      $1.02 to $1.01       $ 4,969         --          0.55% to 1.20%      1.85%     to    1.19%
2004                     129      $1.00 to $1.00       $   133      62.36%         0.55% to 1.20%      0.11%(10) to    0.03%(10)
2003                      --         --       --            --         --            --       --         --              --
2002                      --         --       --            --         --            --       --         --              --
2001                      --         --       --            --         --            --       --         --              --
----------------------------------------------------------------------------------------------------------------------------------

CS MID-CAP GRO
2005                     676      $0.84 to $0.84       $   567         --          0.75% to 0.95%      6.18%     to    5.97%
2004                     714      $0.80 to $0.79       $   565         --          0.75% to 0.95%     12.27%     to   12.05%
2003                     768      $0.71 to $0.70       $   542         --          0.75% to 0.95%     42.00%     to   40.00%
2002                     814      $0.50 to $0.50       $   404         --          0.75% to 0.95%    (29.58%)    to  (29.58%)
2001                   1,079      $0.71 to $0.71       $   764         --          0.75% to 0.95%    (16.47%)    to  (16.47%)
----------------------------------------------------------------------------------------------------------------------------------

CS SM CAP GRO
2005                  20,254      $1.22 to $1.22       $24,771         --          1.25% to 1.25%     (3.89%)    to   (3.89%)
2004                  25,658      $1.27 to $1.27       $32,649         --          1.25% to 1.25%      9.49%     to    9.49%
2003                  27,521      $1.16 to $1.16       $31,955         --          1.25% to 1.25%     46.84%     to   46.84%
2002                  26,573      $0.79 to $0.79       $21,050         --          1.25% to 1.25%    (34.71%)    to  (34.71%)
2001                  27,790      $1.21 to $1.21       $33,589         --          1.25% to 1.25%    (17.12%)    to  (17.12%)
----------------------------------------------------------------------------------------------------------------------------------

EG VA FUNDAMENTAL LG
CAP, CL 2
2005                   2,970      $1.00 to $1.31       $ 3,141       0.76%         0.75% to 1.20%      7.93%     to    7.45%
2004                   2,642      $0.93 to $1.22       $ 2,614       1.17%         0.75% to 1.20%      8.12%     to    7.63%
2003                   1,756      $0.86 to $1.13       $ 1,588       6.54%         0.75% to 1.20%      3.61%(9)  to    4.63%(9)
2002                      --         --       --            --       0.12%           --       --         --              --
2001                      --         --       --            --         --            --       --         --              --
----------------------------------------------------------------------------------------------------------------------------------

EG VA INTL EQ, CL 2
2005                   2,435      $1.21 to $1.21       $ 2,945       3.75%         0.55% to 1.20%     15.04%     to   14.30%
2004                      87      $1.06 to $1.05       $    92       9.11%         0.55% to 1.20%      5.63%(10) to    5.54%(10)
2003                      --         --       --            --         --            --       --         --              --
2002                      --         --       --            --         --            --       --         --              --
2001                      --         --       --            --         --            --       --         --              --
----------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 77

                                          AT DEC. 31                                  FOR THE YEAR ENDED DEC. 31
                           ----------------------------------------- ---------------------------------------------------------------
                            UNITS ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       EXPENSE RATIO            TOTAL RETURN
                           (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1) LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                           ---------------------------------------------------------------------------------------------------------
FID VIP GRO & INC, SERV CL
2005                        6,876     $0.98 to $0.97        $ 6,693       1.42%         0.75% to 0.95%      6.72%     to   6.51%
2004                        7,075     $0.92 to $0.91        $ 6,459       0.78%         0.75% to 0.95%      4.97%     to   4.76%
2003                        6,955     $0.87 to $0.87        $ 6,058       1.06%         0.75% to 0.95%     22.54%     to   22.54%
2002                        6,275     $0.71 to $0.71        $ 4,462       1.26%         0.75% to 0.95%    (17.44%)    to (17.44%)
2001                        6,137     $0.86 to $0.86        $ 5,270       0.38%         0.75% to 0.95%     (9.47%)    to  (9.47%)
------------------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV
CL 2
2005                       27,566     $1.08 to $1.30        $31,921       1.23%         0.55% to 1.20%      6.81%     to   6.12%
2004                       24,004     $1.01 to $1.23        $25,969       0.62%         0.55% to 1.20%      0.74%(10) to   4.27%
2003                       14,354     $1.01 to $1.18        $14,771       0.67%         0.75% to 1.20%     23.17%     to  21.65%
2002                        6,370     $0.82 to $0.97        $ 5,249       0.54%         0.75% to 1.20%    (18.00%)    to  (3.00%)(8)
2001                        1,085     $1.00 to $1.00        $ 1,084         --          0.75% to 0.95%      0.00%(5)  to   0.00%(5)
------------------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL
2005                        6,837     $1.71 to $1.69        $11,648       1.59%         0.75% to 0.95%     17.32%     to  17.09%
2004                        6,800     $1.46 to $1.45        $ 9,887         --          0.75% to 0.95%     23.84%     to  23.59%
2003                        6,440     $1.18 to $1.17        $ 7,570       0.30%         0.75% to 0.95%     37.21%     to  37.65%
2002                        5,777     $0.86 to $0.85        $ 4,947       0.85%         0.75% to 0.95%    (10.42%)    to (11.46%)
2001                        5,651     $0.96 to $0.96        $ 5,417         --          0.75% to 0.95%     (4.00%)    to  (4.00%)
------------------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL 2
2005                       31,182     $1.24 to $1.96        $57,959       1.46%         0.55% to 1.20%     17.37%     to  16.61%
2004                       23,734     $1.06 to $1.68        $37,670         --          0.55% to 1.20%      5.81%(10) to  23.17%
2003                       13,814     $1.27 to $1.36        $17,664       0.19%         0.75% to 1.20%     36.56%     to  36.00%
2002                        6,528     $0.93 to $1.00        $ 6,055       0.36%         0.75% to 1.20%    (10.58%)    to   0.00%(8)
2001                        1,124     $1.04 to $1.04        $ 1,170         --          0.75% to 0.95%      4.00%(5)  to   4.00%(5)
------------------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL
2005                        2,233     $1.07 to $1.06        $ 2,377       0.58%         0.75% to 0.95%     18.08%     to  17.85%
2004                        2,411     $0.91 to $0.90        $ 2,176       0.97%         0.75% to 0.95%     12.63%     to  12.41%
2003                        1,804     $0.80 to $0.80        $ 1,446       0.76%         0.75% to 0.95%     40.35%     to  42.86%
2002                        1,805     $0.57 to $0.56        $ 1,020       0.70%         0.75% to 0.95%    (20.83%)    to (21.13%)
2001                        1,809     $0.72 to $0.71        $ 1,293       1.79%         0.75% to 0.95%    (21.74%)    to (22.83%)
------------------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV
CL 2
2005                       10,918     $1.24 to $1.75        $15,626       0.48%         0.55% to 1.20%     18.12%     to 17.37%
2004                        9,927     $1.05 to $1.49        $12,019       0.72%         0.55% to 1.20%      5.07%(10) to 11.95%
2003                        3,998     $1.06 to $1.33        $ 4,284       0.33%         0.75% to 1.20%     41.33%     to 41.49%
2002                        1,612     $0.75 to $0.94        $ 1,205       0.35%         0.75% to 1.20%    (21.05%)    to (6.00%)(8)
2001                          250     $0.95 to $0.95        $   236         --          0.75% to 0.95%     (5.00%)(5) to (5.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK REAL EST,
CL 2
2005                       17,091     $1.19 to $1.99        $37,630       1.38%         0.55% to 1.20%     12.85%      to 12.12%
2004                       14,215     $1.05 to $1.77        $27,833       1.87%         0.55% to 1.20%      3.95%(10)  to 30.23%
2003                        9,414     $1.51 to $1.36        $14,127       2.35%         0.75% to 1.20%     34.82%      to 33.33%
2002                        5,284     $1.12 to $1.02        $ 5,932       2.66%         0.75% to 1.20%      0.90%      to  2.00%(8)
2001                        2,218     $1.11 to $1.11        $ 2,457       3.55%         0.75% to 0.95%      6.73%      to  6.73%
------------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM CAP VAL,
CL 2
2005                        9,779     $1.12 to $1.71        $18,464       0.74%         0.55% to 1.20%      8.17%      to  7.47%
2004                        6,961     $1.04 to $1.59        $12,234       0.18%         0.55% to 1.20%      3.92%(10)  to 22.27%
2003                        4,112     $1.45 to $1.30        $ 5,892       0.21%         0.75% to 1.20%     31.82%      to 30.00%
2002                        2,336     $1.10 to $1.00        $ 2,572       0.35%         0.75% to 1.20%    (10.57%)     to  0.00%(8)
2001                          760     $1.23 to $1.22        $   931       0.36%         0.75% to 0.95%     12.84%      to 12.96%
------------------------------------------------------------------------------------------------------------------------------------


78 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                        AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                         ----------------------------------------- -----------------------------------------------------------------
                          UNITS ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      EXPENSE RATIO             TOTAL RETURN
                         (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1) LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                         -----------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES
SEC, CL 2
2005                     13,184     $1.15 to $1.49        $17,394       0.89%         0.55% to 1.20%      9.95%     to   9.24%
2004                      8,738     $1.04 to $1.36        $10,601       0.76%         0.55% to 1.20%      3.99%(10) to  11.29%
2003                      4,974     $1.05 to $1.23        $ 5,342       0.96%         0.75% to 1.20%     23.53%     to  24.24%
2002                      1,781     $0.85 to $0.99        $ 1,509       0.91%         0.75% to 1.20%    (12.37%)    to  (1.00%)(8)
2001                        310     $0.97 to $0.97        $   299         --          0.75% to 0.95%     (3.00%)(5) to  (3.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP DEV MKTS
SEC, CL 1
2005                     18,350     $1.18 to $1.18        $21,762       1.41%         1.25% to 1.25%     26.18%     to  26.18%
2004                     19,516     $0.94 to $0.94        $18,344       1.94%         1.25% to 1.25%     23.28%     to  23.28%
2003                     19,088     $0.76 to $0.76        $14,532       1.36%         1.25% to 1.25%     52.00%     to  52.00%
2002                     19,145     $0.50 to $0.50        $ 9,598       1.64%         1.25% to 1.25%     (1.96%)    to  (1.96%)
2001                     20,288     $0.51 to $0.51        $10,293       1.02%         1.25% to 1.25%     (8.93%)    to  (8.93%)
------------------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP FOR SEC,
CL 2
2005                        743     $1.42 to $1.41        $ 1,049       1.25%         0.75% to 0.95%      9.35%     to   9.13%
2004                        746     $1.30 to $1.29        $   964       1.04%         0.75% to 0.95%     17.65%     to  17.41%
2003                        508     $1.10 to $1.10        $   558       1.56%         0.75% to 0.95%     30.95%     to  30.95%
2002                        294     $0.84 to $0.84        $   247       1.63%         0.75% to 0.95%    (16.00%)(7) to (16.00%)(7)
2001                         --        --       --             --         --            --       --         --             --
------------------------------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD SM CAP EQ
2005                        707     $1.48 to $1.47        $ 1,042       0.23%         0.75% to 0.95%      5.28%     to   5.07%
2004                        956     $1.41 to $1.40        $ 1,341       0.20%         0.75% to 0.95%     15.46%     to  15.23%
2003                        947     $1.22 to $1.21        $ 1,152       0.23%         0.75% to 0.95%     45.24%     to  44.05%
2002                      1,078     $0.84 to $0.84        $   905       0.26%         0.75% to 0.95%    (16.00%)    to (16.00%)
2001                      1,169     $1.00 to $1.00        $ 1,165       0.46%         0.75% to 0.95%      4.17%     to   4.17%
------------------------------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD U.S. EQ
2005                     21,018     $1.09 to $1.44        $20,965       1.12%         0.55% to 1.20%      5.93%     to   5.24%
2004                      9,790     $1.03 to $1.37        $ 9,003       1.38%         0.55% to 1.20%      3.07%(10) to  13.57%
2003                      6,258     $0.79 to $1.21        $ 5,014       0.85%         0.75% to 1.20%     27.42%     to  28.72%
2002                      4,979     $0.62 to $0.94        $ 3,064       0.69%         0.75% to 1.20%    (21.52%)    to  (6.00%)(8)
2001                      3,210     $0.79 to $0.79        $ 2,546       0.73%         0.75% to 0.95%    (13.19%)    to (13.19%)
------------------------------------------------------------------------------------------------------------------------------------

GS VIT MID CAP VAL
2005                     22,121     $1.17 to $1.72        $44,587       0.72%         0.55% to 1.20%     12.21%     to  11.48%
2004                     13,606     $1.05 to $1.55        $24,744       0.73%         0.55% to 1.20%      4.59%(10) to  24.39%
2003                      8,432     $1.49 to $1.24        $12,399       1.17%         0.75% to 1.20%     27.35%     to  26.53%
2002                      4,721     $1.17 to $0.98        $ 5,500       1.45%         0.75% to 1.20%     (5.65%)    to  (2.00%)(8)
2001                      1,892     $1.24 to $1.23        $ 2,335       1.76%         0.75% to 0.95%     11.71%     to  10.81%
------------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN GLOBAL TECH,
SERV
2005                      2,443     $0.41 to $1.47        $ 1,061         --          0.75% to 1.20%     10.72%     to  10.22%
2004                      2,658     $0.37 to $1.33        $ 1,030         --          0.75% to 1.20%     (0.18%)    to  (0.63%)
2003                      2,880     $0.37 to $1.34        $ 1,094         --          0.75% to 1.20%     42.31%     to  44.09%
2002                      2,475     $0.26 to $0.93        $   637         --          0.75% to 1.20%    (40.91%)    to  (7.00%)(8)
2001                      2,251     $0.44 to $0.44        $   988       0.68%         0.75% to 0.95%    (38.03%)    to (38.03%)
------------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN INTL GRO,
SERV
2005                      9,115     $1.00 to $1.99        $ 9,380       1.09%         0.75% to 1.20%     30.96%     to  30.37%
2004                      9,169     $0.77 to $1.52        $ 7,202       0.88%         0.75% to 1.20%     17.80%     to  17.27%
2003                      8,377     $0.65 to $1.30        $ 5,451       0.97%         0.75% to 1.20%     32.65%     to  30.00%(8)(*)
2002                      8,095     $0.49 to $0.98        $ 3,934       0.70%         0.75% to 1.00%    (25.76%)    to  (2.00%)(8)
2001                      5,641     $0.66 to $0.66        $ 3,722       0.79%         0.75% to 0.95%    (24.14%)    to (24.14%)
------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 79

                                      AT DEC. 31                                      FOR THE YEAR ENDED DEC. 31
                         ----------------------------------------- -----------------------------------------------------------------
                          UNITS ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       EXPENSE RATIO            TOTAL RETURN
                         (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1) LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                         -----------------------------------------------------------------------------------------------------------
JANUS ASPEN MID CAP GRO,
SERV
2005                      2,428      $0.52 to $0.52       $1,267          --          0.75% to 0.95%     11.19%     to  10.97%
2004                      2,703      $0.47 to $0.46       $1,270          --          0.75% to 0.95%     19.58%     to  19.34%
2003                      3,048      $0.39 to $0.39       $1,198          --          0.75% to 0.95%     34.48%     to  34.48%
2002                      3,602      $0.29 to $0.29       $1,059          --          0.75% to 0.95%    (29.27%)    to (29.27%)
2001                      3,818      $0.41 to $0.41       $1,574          --          0.75% to 0.95%    (40.58%)    to (39.71%)
------------------------------------------------------------------------------------------------------------------------------------

LAZARD RETIRE INTL EQ
2005                      8,727      $1.15 to $1.56       $9,739        1.01%         0.55% to 1.20%     10.04%     to   9.33%
2004                      6,718      $1.05 to $1.42       $6,716        0.55%         0.55% to 1.20%      4.32%(10) to  13.61%
2003                      4,382      $0.84 to $1.25       $3,845        0.37%         0.75% to 1.20%     27.27%     to  25.00%(8)(*)
2002                      1,495      $0.66 to $0.99       $  995        0.09%         0.75% to 1.00%    (12.00%)    to  (1.00%)(8)
2001                        850      $0.75 to $0.76       $  640        0.01%         0.75% to 0.95%    (25.00%)    to (24.75%)
------------------------------------------------------------------------------------------------------------------------------------

MFS INV GRO STOCK, SERV
CL
2005                     14,893      $1.07 to $1.25       $9,835        0.14%         0.55% to 1.20%      3.66%     to   2.99%
2004                     12,506      $1.03 to $1.21       $7,877          --          0.55% to 1.20%      3.36%(10) to   7.69%
2003                     10,992      $0.57 to $1.12       $6,414          --          0.75% to 1.20%     21.28%     to  12.00%(8)(*)
2002                      8,361      $0.47 to $0.93       $3,890          --          0.75% to 1.00%    (27.69%)    to  (7.00%)(8)
2001                      5,638      $0.65 to $0.65       $3,656        0.06%         0.75% to 0.95%    (25.29%)    to (25.29%)
------------------------------------------------------------------------------------------------------------------------------------

MFS NEW DIS, SERV CL
2005                      8,986      $1.09 to $1.37       $7,754          --          0.55% to 1.20%      4.46%     to   3.78%
2004                     10,441      $1.04 to $1.32       $8,577          --          0.55% to 1.20%      4.11%(10) to   4.94%
2003                     10,179      $0.76 to $1.25       $7,874          --          0.75% to 1.20%     33.33%     to  31.58%
2002                      8,428      $0.57 to $0.95       $4,825          --          0.75% to 1.20%    (32.94%)    to  (5.00%)(8)
2001                      5,430      $0.85 to $0.85       $4,595          --          0.75% to 0.95%     (5.56%)    to  (5.56%)
------------------------------------------------------------------------------------------------------------------------------------

MFS TOTAL RETURN, SERV
CL
2005                      2,848      $1.05 to $1.04       $2,967        1.14%         0.55% to 1.20%      2.04%     to   1.38%
2004                        132      $1.02 to $1.02       $  135          --          0.55% to 1.20%      2.59%(10) to   2.50%(10)
2003                         --         --       --           --          --            --       --         --             --
2002                         --         --       --           --          --            --       --         --             --
2001                         --         --       --           --          --            --       --         --             --
------------------------------------------------------------------------------------------------------------------------------------

MFS UTILITIES, SERV CL
2005                      5,835      $1.23 to $2.02       $8,430        0.44%         0.55% to 1.20%     15.93%     to  15.19%
2004                      2,993      $1.06 to $1.75       $3,691        1.22%         0.55% to 1.20%      6.54%(10) to  28.30%
2003                      1,600      $0.92 to $1.37       $1,520        1.82%         0.75% to 1.20%     35.29%     to  37.00%(8)(*)
2002                        795      $0.68 to $0.68       $  542        2.53%         0.75% to 0.95%    (23.60%)    to (23.60%)
2001                        330      $0.89 to $0.89       $  295          --          0.75% to 0.95%    (11.00%)(5) to (11.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL SEC VA,
SERV
2005                      3,888      $1.22 to $1.21       $4,707        0.24%         0.55% to 1.20%     13.44%     to  12.70%
2004                         77      $1.07 to $1.07       $   83          --          0.55% to 1.20%      6.93%(10) to   6.84%(10)
2003                         --         --       --           --          --            --       --         --             --
2002                         --         --       --           --          --            --       --         --             --
2001                         --         --       --           --          --            --       --         --             --
------------------------------------------------------------------------------------------------------------------------------------

OPPEN MAIN ST SM CAP VA,
SERV
2005                      1,160      $1.14 to $1.13       $1,319          --          0.55% to 1.20%      9.12%     to   8.41%
2004                         37      $1.05 to $1.05       $   39          --          0.55% to 1.20%      4.38%(10) to   4.29%(10)
2003                         --         --       --           --          --            --       --         --             --
2002                         --         --       --           --          --            --       --         --             --
2001                         --         --       --           --          --            --       --         --             --
------------------------------------------------------------------------------------------------------------------------------------


80 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                      AT DEC. 31                                      FOR THE YEAR ENDED DEC. 31
                       ----------------------------------------- -------------------------------------------------------------------
                        UNITS ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       EXPENSE RATIO             TOTAL RETURN
                       (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1) LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------------
OPPEN STRATEGIC BOND
VA, SERV
2005                   18,152      $1.04 to $1.03       $18,845       0.78%         0.55% to 1.20%      1.92%      to  1.26%
2004                      261      $1.02 to $1.02       $   267         --          0.55% to 1.20%      2.25%(10)  to  2.17%(10)
2003                       --         --       --            --         --            --       --         --             --
2002                       --         --       --            --         --            --       --         --             --
2001                       --         --       --            --         --            --       --         --             --
------------------------------------------------------------------------------------------------------------------------------------

PIONEER EQ INC VCT,
CL II
2005                    5,917      $1.19 to $1.41       $ 7,241       2.14%         0.75% to 1.20%      4.73%     to   4.26%
2004                    5,263      $1.14 to $1.35       $ 6,142       2.21%         0.75% to 1.20%     15.17%     to  14.66%
2003                    3,348      $0.99 to $1.18       $ 3,365       2.18%         0.75% to 1.20%     22.22%     to  20.41%
2002                    1,077      $0.81 to $0.98       $   880       2.98%         0.75% to 1.20%    (16.49%)    to  (2.00%)(8)
2001                       63      $0.97 to $0.98       $    62       2.55%         0.75% to 0.95%     (3.00%)(5) to  (2.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------

PIONEER EUROPE VCT,
CL II
2005                      526      $1.30 to $1.59       $   689       0.49%         0.75% to 1.20%      7.01%     to   6.53%
2004                      581      $1.21 to $1.49       $   711       0.68%         0.75% to 1.20%     17.32%     to  16.79%
2003                      280      $1.04 to $1.28       $   295       0.29%         0.75% to 1.20%     33.33%     to  28.00%(8)(*)
2002                       85      $0.78 to $0.78       $    67         --          0.75% to 0.95%    (20.41%)    to (22.00%)(5)(**)
2001                        5      $0.98 to $0.98       $     4         --          0.75% to 0.75%     (2.00%)(5) to  (2.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------

PUT VT HEALTH
SCIENCES, CL IB
2005                    3,501      $1.17 to $1.32       $ 3,987       0.06%         0.55% to 1.20%     12.58%      to 11.85%
2004                    2,952      $1.04 to $1.18       $ 2,995       0.16%         0.55% to 1.20%      3.83%(10)  to  5.85%
2003                    2,386      $0.91 to $1.11       $ 2,253       0.44%         0.75% to 1.20%     16.67%      to 11.00%(8)(*)
2002                    1,272      $0.78 to $0.95       $   988         --          0.75% to 1.00%    (20.41%)     to (5.00%)(8)
2001                      388      $0.98 to $0.98       $   381         --          0.75% to 0.95%     (2.00%)(5)  to (2.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------

PUT VT INTL EQ, CL IB
2005                    5,645      $1.18 to $1.60       $ 7,374       1.43%         0.55% to 1.20%     11.58%     to  10.86%
2004                    6,069      $1.06 to $1.45       $ 7,116       1.49%         0.55% to 1.20%      5.60%(10) to  14.81%
2003                    6,677      $1.00 to $1.26       $ 6,752       0.70%         0.75% to 1.20%     28.21%     to  27.27%
2002                    4,131      $0.78 to $0.99       $ 3,244       0.56%         0.75% to 1.20%    (18.75%)    to  (1.00%)(8)
2001                      976      $0.96 to $0.96       $   938         --          0.75% to 0.95%     (4.00%)(5) to  (4.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------

PUT VT INTL NEW OPP,
CL IB
2005                    2,384      $0.86 to $0.85       $ 2,042       0.67%         0.75% to 0.95%     17.48%     to  17.25%
2004                    2,623      $0.73 to $0.73       $ 1,914       1.01%         0.75% to 0.95%     12.50%     to  12.28%
2003                    3,045      $0.65 to $0.65       $ 1,977       0.30%         0.75% to 0.95%     32.65%     to  32.65%
2002                    3,387      $0.49 to $0.49       $ 1,664       0.67%         0.75% to 0.95%    (14.04%)    to (14.04%)
2001                    3,763      $0.57 to $0.57       $ 2,159         --          0.75% to 0.95%    (29.63%)    to (29.63%)
------------------------------------------------------------------------------------------------------------------------------------

PUT VT NEW OPP, CL IA
2005                   17,270      $1.27 to $1.27       $21,892       0.38%         1.25% to 1.25%      8.96%     to   8.96%
2004                   22,122      $1.16 to $1.16       $25,735         --          1.25% to 1.25%      9.20%     to   9.20%
2003                   26,316      $1.06 to $1.06       $28,036         --          1.25% to 1.25%     30.86%     to  30.86%
2002                   29,597      $0.81 to $0.81       $24,060         --          1.25% to 1.25%    (31.36%)    to (31.36%)
2001                   36,668      $1.18 to $1.18       $43,289         --          1.25% to 1.25%    (30.99%)    to (30.99%)
------------------------------------------------------------------------------------------------------------------------------------

PUT VT VISTA, CL IB
2005                    4,962      $1.18 to $1.60       $ 3,111         --          0.55% to 1.20%     11.54%     to  10.81%
2004                    5,546      $1.06 to $1.44       $ 3,114         --          0.55% to 1.20%      5.71%(10) to  17.19%
2003                    6,250      $0.48 to $1.23       $ 2,981         --          0.75% to 1.20%     33.33%     to  23.00%(8)(*)
2002                    7,059      $0.36 to $0.36       $ 2,533         --          0.75% to 0.95%    (30.77%)    to (30.77%)
2001                    7,502      $0.52 to $0.52       $ 3,911         --          0.75% to 0.95%    (34.18%)    to (34.18%)
------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 81

                                    AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                      ----------------------------------------- -----------------------------------------------------------------
                       UNITS ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       EXPENSE RATIO           TOTAL RETURN
                      (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1) LOWEST TO HIGHEST(2)    LOWEST TO HIGHEST(3)
                      -----------------------------------------------------------------------------------------------------------
RVS VP BAL
2005                  19,036     $1.06 to $1.54        $27,184       2.58%         0.55% to 1.25%      3.36%     to   2.63%
2004                  21,170     $1.02 to $1.50        $29,783       2.27%         0.55% to 1.25%      2.51%(10) to   8.23%
2003                  22,006     $0.87 to $1.39        $28,908       2.25%         0.75% to 1.25%     19.18%     to  18.80%
2002                  22,176     $0.73 to $1.17        $24,980       2.58%         0.75% to 1.25%    (13.10%)    to (13.97%)
2001                  24,636     $0.84 to $1.36        $32,444       2.50%         0.75% to 1.25%    (11.58%)    to (11.69%)
---------------------------------------------------------------------------------------------------------------------------------

RVS VP CASH MGMT
2005                  24,998     $1.02 to $1.20        $26,813       2.56%         0.55% to 1.25%      2.05%     to   1.34%
2004                  29,076     $1.00 to $1.19        $30,915       0.74%         0.55% to 1.25%      0.11%(10) to  (0.51%)
2003                  30,255     $1.04 to $1.19        $32,413       0.51%         0.75% to 1.25%      0.00%     to  (0.83%)
2002                  36,563     $1.04 to $1.20        $39,586       1.16%         0.75% to 1.25%      0.00%     to   0.00%
2001                  39,413     $1.04 to $1.20        $42,893       3.42%         0.75% to 1.25%      2.97%     to   1.69%
---------------------------------------------------------------------------------------------------------------------------------

RVS VP CORE BOND
2005                   1,776     $1.02 to $1.01        $ 1,802       3.42%         0.55% to 1.20%      1.22%     to   0.57%
2004                      44     $1.01 to $1.00        $    49       1.49%         0.55% to 1.20%      0.53%(10) to   0.44%(10)
2003                      --        --       --             --         --            --       --         --             --
2002                      --        --       --             --         --            --       --         --             --
2001                      --        --       --             --         --            --       --         --             --
---------------------------------------------------------------------------------------------------------------------------------

RVS VP DIV BOND
2005                  55,403     $1.02 to $1.37        $69,868       3.71%         0.55% to 1.25%      1.56%     to   0.85%
2004                  40,899     $1.01 to $1.36        $51,941       3.83%         0.55% to 1.25%      0.56%(10) to   3.19%
2003                  39,140     $1.19 to $1.32        $48,791       3.58%         0.75% to 1.25%      4.39%     to   3.13%
2002                  38,121     $1.14 to $1.28        $46,812       5.09%         0.75% to 1.25%      4.59%     to   4.92%
2001                  26,690     $1.09 to $1.22        $31,692       6.40%         0.75% to 1.25%      6.86%     to   6.09%
---------------------------------------------------------------------------------------------------------------------------------

RVS VP DIV EQ INC
2005                  35,077     $1.18 to $1.82        $54,221       1.61%         0.55% to 1.20%     12.88%     to  12.15%
2004                  21,330     $1.05 to $1.62        $29,283       1.67%         0.55% to 1.20%      5.37%(10) to  16.80%
2003                   9,062     $1.14 to $1.39        $10,393       1.57%         0.75% to 1.20%     40.74%     to  40.40%
2002                   4,851     $0.81 to $0.99        $ 3,940       1.61%         0.75% to 1.20%    (19.80%)    to  (1.00%)(8)
2001                   2,392     $1.01 to $1.01        $ 2,412       1.35%         0.75% to 0.95%      1.00%     to   1.00%
---------------------------------------------------------------------------------------------------------------------------------

RVS VP EMER MKTS
2005                   5,552     $1.44 to $2.27        $10,638       0.21%         0.55% to 1.20%     33.07%     to  32.21%
2004                   1,517     $1.08 to $1.72        $ 2,175       3.56%         0.55% to 1.20%      7.80%(10) to  22.67%
2003                     485     $1.13 to $1.40        $   556       1.90%         0.75% to 1.20%     39.51%     to  40.00%(8)(*)
2002                     344     $0.81 to $0.81        $   279         --          0.75% to 0.95%     (6.90%)    to  (5.81%)
2001                     207     $0.87 to $0.86        $   180       0.03%         0.75% to 0.95%     (1.14%)    to  (2.27%)
---------------------------------------------------------------------------------------------------------------------------------

RVS VP GLOBAL BOND
2005                  21,408     $0.97 to $1.40        $29,162       3.90%         0.55% to 1.25%     (5.52%)     to (6.17%)
2004                  15,156     $1.03 to $1.49        $22,117       4.10%         0.55% to 1.25%      3.31%(10)  to  8.66%
2003                  11,114     $1.35 to $1.37        $15,034       7.31%         0.75% to 1.25%     12.50%      to 11.38%
2002                   9,186     $1.20 to $1.23        $11,203       4.77%         0.75% to 1.25%     14.29%      to 13.89%
2001                   6,724     $1.05 to $1.08        $ 7,240       3.39%         0.75% to 1.25%      0.00%      to  0.00%
---------------------------------------------------------------------------------------------------------------------------------

RVS VP GLOBAL
INFLATION PROT SEC
2005                  12,579     $1.04 to $1.03        $13,026       7.50%         0.55% to 1.20%      2.25%      to  1.59%
2004                     316     $1.02 to $1.02        $   326       3.05%         0.55% to 1.20%      1.37%(10)  to  1.28%(10)
2003                      --        --       --             --         --            --       --         --             --
2002                      --        --       --             --         --            --       --         --             --
2001                      --        --       --             --         --            --       --         --             --
---------------------------------------------------------------------------------------------------------------------------------


82 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                     AT DEC. 31                                      FOR THE YEAR ENDED DEC. 31
                     ------------------------------------------- -------------------------------------------------------------------
                      UNITS  ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT       EXPENSE RATIO              TOTAL RETURN
                     (000S)     LOWEST TO HIGHEST       (000S)   INCOME RATIO(1)  LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
                     ---------------------------------------------------------------------------------------------------------------
RVS VP GRO
2005                 23,587      $1.12 to $1.30         $14,157       0.40%          0.55% to 1.20%       8.02%     to   7.32%
2004                 10,914      $1.04 to $1.21         $ 6,041       0.32%          0.55% to 1.20%       3.83%(10) to   7.14%
2003                  9,883      $0.47 to $1.13         $ 4,895       0.21%          0.75% to 1.20%      20.51%     to  13.00%(8)(*)
2002                  5,896      $0.39 to $0.94         $ 2,296       0.07%          0.75% to 1.00%     (26.42%)    to  (7.00%)(8)
2001                  5,011      $0.53 to $0.53         $ 2,649         --           0.75% to 0.95%     (31.17%)    to (31.17%)
------------------------------------------------------------------------------------------------------------------------------------

RVS VP HI YIELD BOND
2005                 46,734      $1.05 to $1.35         $61,437       6.46%          0.55% to 1.25%       3.45%     to   2.73%
2004                 47,683      $1.01 to $1.32         $61,014       6.99%          0.55% to 1.25%       1.07%(10) to  10.01%
2003                 39,664      $1.12 to $1.20         $46,172       7.64%          0.75% to 1.25%      24.44%     to  23.71%
2002                 28,259      $0.90 to $0.97         $26,710       7.77%          0.75% to 1.25%      (7.22%)    to  (7.62%)
2001                 24,495      $0.97 to $1.05         $25,267      10.97%          0.75% to 1.25%       4.30%     to   3.96%
------------------------------------------------------------------------------------------------------------------------------------

RVS VP INC OPP
2005                  3,617      $1.03 to $1.03         $ 3,730       6.01%          0.55% to 1.20%       2.77%     to   2.10%
2004                      8      $1.01 to $1.01         $    13       5.84%          0.55% to 1.20%       0.71%(10) to   0.61%(10)
2003                     --         --       --              --         --             --       --          --             --
2002                     --         --       --              --         --             --       --          --             --
2001                     --         --       --              --         --             --       --          --             --
------------------------------------------------------------------------------------------------------------------------------------

RVS VP INTL OPP
2005                 20,779      $1.20 to $1.19         $23,094       1.44%          0.55% to 1.25%      13.24%     to  12.45%
2004                 17,934      $1.06 to $1.06         $18,092       1.13%          0.55% to 1.25%       6.13%(10) to  15.95%
2003                 13,629      $0.66 to $0.91         $12,240       0.92%          0.75% to 1.25%      26.92%     to  26.39%
2002                 13,595      $0.52 to $0.72         $ 9,691       0.97%          0.75% to 1.25%     (18.75%)    to (19.10%)
2001                 15,852      $0.64 to $0.89         $14,022       1.21%          0.75% to 1.25%     (29.67%)    to (29.92%)
------------------------------------------------------------------------------------------------------------------------------------

RVS VP LG CAP EQ
2005                 26,331      $1.09 to $1.33         $25,945       1.16%          0.55% to 1.25%       5.59%     to   4.86%
2004                 12,838      $1.03 to $1.27         $13,946       0.92%          0.55% to 1.25%       3.21%(10) to   4.57%
2003                  9,659      $0.71 to $1.21         $10,943       0.63%          0.75% to 1.25%      29.09%     to  27.37%
2002                  8,620      $0.55 to $0.95         $ 7,997       0.53%          0.75% to 1.25%     (22.54%)    to (22.76%)
2001                 10,214      $0.71 to $1.23         $12,318       0.30%          0.75% to 1.25%     (19.32%)    to (19.08%)
------------------------------------------------------------------------------------------------------------------------------------

RVS VP LG CAP VAL
2005                    170      $1.07 to $1.07         $   181       1.73%          0.55% to 1.20%       3.96%     to   3.29%
2004                      2      $1.03 to $1.03         $     3       2.18%          0.55% to 1.20%       3.48%(10) to   3.41%(10)
2003                     --         --       --              --         --             --       --          --             --
2002                     --         --       --              --         --             --       --          --             --
2001                     --         --       --              --         --             --       --          --             --
------------------------------------------------------------------------------------------------------------------------------------

RVS VP MID CAP GRO
2005                  3,082      $1.14 to $1.40         $ 3,865         --           0.55% to 1.20%       9.53%     to   8.81%
2004                  3,218      $1.04 to $1.28         $ 3,689         --           0.55% to 1.20%       4.13%(10) to   7.80%
2003                  1,987      $1.04 to $1.19         $ 2,099         --           0.75% to 1.20%      22.35%     to  21.43%
2002                    765      $0.85 to $0.98         $   667         --           0.75% to 1.20%     (15.00%)    to  (2.00%)(8)
2001                    270      $1.00 to $0.99         $   269         --           0.75% to 0.95%       0.00%(4)  to  (1.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------

RVS VP MID CAP VAL
2005                    760      $1.06 to $1.19         $   903       1.19%          0.55% to 1.20%       6.40%(11) to  17.28%(11)
2004                     --         --       --              --         --             --       --          --             --
2003                     --         --       --              --         --             --       --          --             --
2002                     --         --       --              --         --             --       --          --             --
2001                     --         --       --              --         --             --       --          --             --
------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 83

                                      AT DEC. 31                                   FOR THE YEAR ENDED DEC. 31
                      ----------------------------------------- ---------------------------------------------------------------
                      UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      EXPENSE RATIO           TOTAL RETURN
                      (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1) LOWEST TO HIGHEST(2)   LOWEST TO HIGHEST(3)
                      ---------------------------------------------------------------------------------------------------------
RVS VP NEW DIM
2005                  58,852     $1.02 to $1.48       $ 65,884       0.58%         0.55% to 1.25%      0.75%     to   0.05%
2004                  81,290     $1.01 to $1.48       $ 93,388       1.02%         0.55% to 1.25%      1.57%(10) to   1.99%
2003                  83,912     $0.71 to $1.45       $ 97,203       0.67%         0.75% to 1.25%     24.56%     to  22.88%
2002                  76,646     $0.57 to $1.18       $ 75,438       0.50%         0.75% to 1.25%    (22.97%)    to (22.88%)
2001                  73,602     $0.74 to $1.53       $100,307       0.22%         0.75% to 1.25%    (16.85%)    to (17.74%)
-------------------------------------------------------------------------------------------------------------------------------

RVS VP S&P 500
2005                  18,749     $1.06 to $1.35       $ 17,518       1.39%         0.55% to 1.20%      3.83%     to   3.16%
2004                  18,649     $1.02 to $1.31       $ 16,616       1.52%         0.55% to 1.20%      2.43%(10) to   8.95%
2003                  12,763     $0.78 to $1.20       $ 10,177       1.22%         0.75% to 1.20%     27.87%     to  26.32%
2002                   7,714     $0.61 to $0.95       $  4,732       1.00%         0.75% to 1.20%    (23.75%)    to  (5.00%)(8)
2001                   4,100     $0.80 to $0.80       $  3,267       1.01%         0.75% to 0.95%    (13.04%)    to (13.04%)
-------------------------------------------------------------------------------------------------------------------------------

RVS VP SELECT VAL
2005                     570     $1.04 to $1.03       $    592       0.56%         0.55% to 1.20%     (0.05%)    to  (0.69%)
2004                      86     $1.04 to $1.04       $     90       0.81%         0.55% to 1.20%      4.31%(10) to   4.21%(10)
2003                      --        --       --             --         --            --       --         --             --
2002                      --        --       --             --         --            --       --         --             --
2001                      --        --       --             --         --            --       --         --             --
-------------------------------------------------------------------------------------------------------------------------------

RVS VP SHORT DURATION
2005                  22,848     $1.02 to $1.00       $ 25,949       2.90%         0.55% to 1.20%      1.02%     to   0.36%
2004                  24,281     $1.01 to $1.00       $ 27,456       2.44%         0.55% to 1.20%      0.14%(10) to  (0.35%)
2003                  21,139     $1.15 to $1.00       $ 24,013       2.29%         0.75% to 1.20%      0.88%     to    0.00%
2002                  16,892     $1.14 to $1.00       $ 19,198       2.88%         0.75% to 1.20%      4.59%     to    0.00%(8)
2001                   6,787     $1.09 to $1.08       $  7,359       4.50%         0.75% to 0.95%      5.83%     to   4.85%
-------------------------------------------------------------------------------------------------------------------------------

RVS VP SM CAP ADV
2005                   6,099     $1.08 to $1.73       $  8,279         --          0.55% to 1.20%      4.26%     to   3.58%
2004                   5,868     $1.04 to $1.67       $  7,675         --          0.55% to 1.20%      3.92%(10) to  17.13%
2003                   3,490     $1.06 to $1.43       $  3,799         --          0.75% to 1.20%     47.22%     to  45.92%
2002                   1,924     $0.72 to $0.98       $  1,390         --          0.75% to 1.20%    (18.18%)    to  (2.00%)(8)
2001                   1,039     $0.88 to $0.88       $    911         --          0.75% to 0.95%     (7.37%)    to  (7.37%)
-------------------------------------------------------------------------------------------------------------------------------

RVS VP SM CAP VAL
2005                  13,546     $1.11 to $1.68       $ 21,730       0.22%         0.55% to 1.20%      5.19%     to   4.51%
2004                   9,605     $1.05 to $1.61       $ 14,665       0.03%         0.55% to 1.20%      4.47%(10) to  18.59%
2003                   7,673     $1.28 to $1.36       $  9,828       0.04%         0.75% to 1.20%     37.63%     to  36.00%
2002                   4,941     $0.93 to $1.00       $  4,614       0.15%         0.75% to 1.20%    (13.08%)    to   0.00%(8)
2001                   1,234     $1.07 to $1.07       $  1,321         --          0.75% to 0.95%      7.00%(6)  to   7.00%(6)
-------------------------------------------------------------------------------------------------------------------------------

RVS VP STRATEGY AGGR
2005                   9,590     $1.14 to $1.02       $  8,385       0.08%         0.55% to 1.25%      8.58%     to   7.83%
2004                  12,513     $1.05 to $0.94       $ 10,470         --          0.55% to 1.25%      5.52%(10) to   8.04%
2003                  14,006     $0.42 to $0.87       $ 10,908         --          0.75% to 1.25%     27.27%     to  26.09%
2002                  13,461     $0.33 to $0.69       $  8,236         --          0.75% to 1.25%    (31.25%)    to (32.35%)
2001                  15,223     $0.48 to $1.02       $ 13,807       0.21%         0.75% to 1.25%    (33.33%)    to (33.77%)
-------------------------------------------------------------------------------------------------------------------------------

ROYCE MICRO-CAP
2005                   1,683     $2.04 to $2.02       $  3,411       0.53%         0.75% to 0.95%     10.78%     to  10.56%
2004                   1,817     $1.84 to $1.82       $  3,328         --          0.75% to 0.95%     13.00%     to  12.77%
2003                   1,887     $1.63 to $1.62       $  3,062         --          0.75% to 0.95%     48.18%     to  47.27%
2002                   1,729     $1.10 to $1.10       $  1,897         --          0.75% to 0.95%    (13.39%)    to (13.39%)
2001                   1,506     $1.27 to $1.27       $  1,912         --          0.75% to 0.95%     28.28%     to  28.28%
-------------------------------------------------------------------------------------------------------------------------------


84 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                        AT DEC. 31                                     FOR THE YEAR ENDED DEC. 31
                         ----------------------------------------- -----------------------------------------------------------------
                          UNITS ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       EXPENSE RATIO            TOTAL RETURN
                         (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1) LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                         -----------------------------------------------------------------------------------------------------------
LM PTNRS VAR SM CAP
GRO, CL II
2005                         --     $1.06 to $1.05             --         --          0.55% to 1.20%      5.56%(12) to   5.45%(12)
2004                         --        --       --             --         --            --       --         --             --
2003                         --        --       --             --         --            --       --         --             --
2002                         --        --       --             --         --            --       --         --             --
2001                         --        --       --             --         --            --       --         --             --
------------------------------------------------------------------------------------------------------------------------------------

THIRD AVE VAL
2005                      3,375     $2.12 to $2.10        $ 7,115       1.33%         0.75% to 0.95%     13.77%     to  13.55%
2004                      3,445     $1.86 to $1.85        $ 6,390       0.53%         0.75% to 0.95%     19.00%     to  18.76%
2003                      3,521     $1.57 to $1.56        $ 5,495       0.19%         0.75% to 0.95%     41.44%     to  41.82%
2002                      3,458     $1.11 to $1.10        $ 3,819       0.20%         0.75% to 0.95%    (11.20%)    to (12.00%)
2001                      3,140     $1.25 to $1.25        $ 3,915       0.16%         0.75% to 0.95%     12.61%     to  12.61%
------------------------------------------------------------------------------------------------------------------------------------

VANK LIT COMSTOCK, CL II
2005                     19,110     $1.07 to $1.06        $20,340       0.20%         0.55% to 1.20%      3.54%     to   2.87%
2004                        217     $1.03 to $1.03        $   224         --          0.55% to 1.20%      3.48%(10) to   3.40%(10)
2003                         --        --       --             --         --            --       --         --             --
2002                         --        --       --             --         --            --       --         --             --
2001                         --        --       --             --         --            --       --         --             --
------------------------------------------------------------------------------------------------------------------------------------

WANGER INTL SM CAP
2005                     21,907     $1.31 to $2.32        $29,207       0.85%         0.55% to 1.20%     20.86%     to  20.08%
2004                     13,297     $1.09 to $1.93        $14,456       0.57%         0.55% to 1.20%      8.54%(10) to  28.72%
2003                      7,780     $0.80 to $1.50        $ 6,471       0.23%         0.75% to 1.20%     48.15%     to  50.00%(8)(*)
2002                      3,994     $0.54 to $1.02        $ 2,151         --          0.75% to 1.00%    (14.29%)    to   2.00%(8)
2001                      1,902     $0.63 to $0.63        $ 1,196         --          0.75% to 0.95%    (21.25%)    to (21.25%)
------------------------------------------------------------------------------------------------------------------------------------

WANGER U.S. SM CO
2005                     30,158     $1.15 to $1.81        $52,186         --          0.55% to 1.20%     10.64%     to   9.93%
2004                     21,836     $1.04 to $1.64        $34,225         --          0.55% to 1.20%      3.97%(10) to  16.92%
2003                     14,064     $1.33 to $1.41        $18,754         --          0.75% to 1.20%     41.49%     to  42.42%
2002                      6,602     $0.94 to $0.99        $ 6,167         --          0.75% to 1.20%    (16.81%)    to  (1.00%)(8)
2001                      2,082     $1.13 to $1.13        $ 2,357       0.03%         0.75% to 0.95%      9.71%     to  10.78%
------------------------------------------------------------------------------------------------------------------------------------

WF ADV VT ASSET ALLOC
2005                      5,141     $1.15 to $1.29        $ 5,991       2.07%         0.75% to 1.20%      4.20%     to   3.74%
2004                      5,181     $1.10 to $1.25        $ 5,798       2.11%         0.75% to 1.20%      8.53%     to   8.04%
2003                      4,797     $1.02 to $1.15        $ 4,904       1.65%         0.75% to 1.20%     21.43%     to  15.00%(8)(*)
2002                      4,040     $0.84 to $0.96        $ 3,397       2.19%         0.75% to 1.00%    (13.40%)    to  (4.00%)(8)
2001                      1,953     $0.97 to $0.97        $ 1,893       1.86%         0.75% to 0.95%     (3.00%)(4) to  (3.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------

WF ADV VT INTL CORE
2005                      1,853     $1.06 to $1.48        $ 2,030       1.88%         0.75% to 1.20%      8.85%     to   8.37%
2004                      2,063     $0.98 to $1.36        $ 2,072       0.23%         0.75% to 1.20%      8.81%     to   8.32%
2003                      1,555     $0.90 to $1.26        $ 1,414       0.31%         0.75% to 1.20%     30.43%     to  26.00%(8)(*)
2002                        837     $0.69 to $0.97        $   576       0.21%         0.75% to 1.00%    (23.33%)    to  (3.00%)(8)
2001                        162     $0.90 to $0.90        $   145       0.04%         0.75% to 0.95%    (10.00%)(4) to (10.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------

WF ADV VT OPP
2005                      2,926     $1.11 to $1.58        $ 3,672         --          0.55% to 1.20%      7.22%     to   6.52%
2004                      3,066     $1.04 to $1.48        $ 3,600         --          0.55% to 1.20%      3.70%(10) to  16.67%
2003                      2,964     $0.97 to $1.27        $ 2,976       0.01%         0.75% to 1.20%     34.72%     to  35.11%
2002                      1,868     $0.72 to $0.94        $ 1,341       0.58%         0.75% to 1.20%    (27.27%)    to  (6.00%)(8)
2001                        508     $0.99 to $0.99        $   503       2.27%         0.75% to 0.95%     (1.00%)(5) to  (1.00%)(5)
------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 85

                                      AT DEC. 31                                        FOR THE YEAR ENDED DEC. 31
                      -------------------------------------------  -----------------------------------------------------------------
                       UNITS  ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT        EXPENSE RATIO            TOTAL RETURN
                       (000S)    LOWEST TO HIGHEST       (000S)    INCOME RATIO(1) LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                      --------------------------------------------------------------------------------------------------------------
WF ADV VT SM CAP GRO
2005                   3,176      $1.05 to $1.59         $3,241           --           0.55% to 1.20%     5.21%(12) to   4.98%
2004                   3,347      $0.92 to $1.51         $3,226           --           0.75% to 1.20%    12.92%     to  12.41%
2003                   2,499      $0.81 to $1.34         $2,070           --           0.75% to 1.20%    39.66%     to  34.00%(8)(*)
2002                   1,403      $0.58 to $0.58         $  808           --           0.75% to 0.95%   (38.30%)    to (38.30%)
2001                     362      $0.94 to $0.94         $  341           --           0.75% to 0.95%    (6.00%)(4) to  (6.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units;
      inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of maximum to minimum values, based on the price level representing the minimum and maximum expense ratio amounts, some individual price level total returns are not within the ranges presented due to the introduction of new price levels during the year and other market factors.

(4)   Operations commenced on May 1, 2001.

(5)   Operations commenced on Aug. 13, 2001.

(6)   Operations commenced on Aug. 14, 2001.

(7)   Operations commenced on March 1, 2002.

(8)   Operations commenced on Nov. 7, 2002.

(9)   Operations commenced on Dec. 8, 2003.

(10)  Operations commenced on Nov. 15, 2004.

(11)  Operations commenced on May 2, 2005.

(12) Operations commenced on Nov. 1, 2005.

(*)   No activity in 2002.

(**)  No activity in 2001.


86 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying supplemental Balance Sheets of IDS Life Insurance Company of New York (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2005 and 2004, and the related supplemental Statements of Income, Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2005.

These supplemental financial statements are the responsibility of IDS Life Insurance Company of New York's management. Our responsibility is to express an opinion on these supplemental financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the supplemental financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the supplemental financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the supplemental financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the Financial Statements, in 2004 IDS Life Insurance Company of New York adopted the provisions of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts."

As discussed in Note 1, retained earnings for the beginning of 2003 has been restated to correct the accounting for deferred taxes as of that date.

/s/ Ernst & Young LLP
Minneapolis, Minnesota
January 2, 2007



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 87

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

                          SUPPLEMENTAL BALANCE SHEETS
                                 DECEMBER 31,
                        (THOUSANDS, EXCEPT SHARE DATA)

                                                                                                     2005         2004
ASSETS
Investments:
Available-for-Sale:
   Fixed maturities, at fair value (amortized cost: 2005, $1,881,899; 2004, $1,888,711)          $ 1,882,456   $ 1,957,122
   Preferred and common stocks, at fair value (cost: 2005, $0; 2004, $3,000)                              --         3,123
Mortgage loans on real estate, at cost (less allowance for loan losses: 2005 and 2004, $3,218)       244,760       237,500
Policy loans                                                                                          31,274        30,550
Trading securities and other investments                                                                  48           106
---------------------------------------------------------------------------------------------------------------------------
      Total investments                                                                            2,158,538     2,228,401

Cash and cash equivalents                                                                             42,752        30,983
Reinsurance recoverables                                                                              38,675        33,226
Amounts due from brokers                                                                                  70            17
Other accounts receivable                                                                              3,673         2,932
Accrued investment income                                                                             23,479        24,359
Deferred policy acquisition costs                                                                    230,270       208,890
Deferred sales inducement costs                                                                       11,554         8,382
Other assets                                                                                           5,744         5,606
Separate account assets                                                                            2,028,923     1,736,704
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                               $ 4,543,678   $ 4,279,500
===========================================================================================================================
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Future policy benefits:
   Fixed annuities                                                                               $ 1,690,018   $ 1,702,781
   Variable annuity guarantees                                                                           984         1,663
   Universal life insurance                                                                          187,588       183,305
   Traditional life insurance                                                                         22,435        21,862
   Disability income and long-term care insurance                                                    122,496       110,621
Policy claims and other policyholders' funds                                                           5,097         5,581
Deferred income taxes, net (as restated for 2004, see Note 1)                                         18,191        25,238
Other liabilities                                                                                      8,907        14,993
Separate account liabilities                                                                       2,028,923     1,736,704
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                            4,084,639     3,802,748
---------------------------------------------------------------------------------------------------------------------------
Stockholder's equity:
   Capital stock, $10 par value; 200,000 shares authorized, issued and outstanding                     2,000         2,000
   Additional paid-in capital                                                                        106,600       106,600
   Retained earnings (as restated for 2004, see  Note 1)                                             350,654       328,944
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities (losses) gains                                                          (215)       39,208
---------------------------------------------------------------------------------------------------------------------------
      Total stockholder's equity                                                                     459,039       476,752
---------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                                       $ 4,543,678   $ 4,279,500
===========================================================================================================================

See accompanying Notes to Supplemental Financial Statements.



88 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

                       SUPPLEMENTAL STATEMENTS OF INCOME
                           YEARS ENDED DECEMBER 31,
                                  (THOUSANDS)

                                                                   2005         2004       2003
REVENUES
Premiums:
   Traditional life insurance                                    $   4,398   $   4,073   $   3,826
   Disability income and long-term care insurance                   17,696      17,643      17,873
---------------------------------------------------------------------------------------------------
      Total premiums                                                22,094      21,716      21,699
Net investment income                                              123,205     119,911     117,032
Contractholder and policyholder charges                             33,425      32,182      30,218
Mortality and expense risk and other fees                           24,415      21,277      14,665
Net realized gain (loss) on investments                              9,192         849        (707)
---------------------------------------------------------------------------------------------------
      Total revenues                                               212,331     195,935     182,907
---------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
Death and other benefits:
   Traditional life insurance                                        2,845       2,693       3,808
   Investment contracts and universal life-type insurance            9,517      11,981      11,841
   Disability income and long-term care insurance                    6,010       5,264       3,598
Increase (decrease) in liabilities for future policy benefits:
   Traditional life insurance                                         (404)       (556)       (704)
   Disability income and long-term care insurance                    8,064       8,897      10,401
Interest credited to account values                                 71,518      68,480      71,910
Amortization of deferred policy acquisition costs                   19,050      13,705      10,899
Separation costs                                                     3,915          --          --
Other insurance and operating expenses                              25,803      20,081      19,322
---------------------------------------------------------------------------------------------------
      Total benefits and expenses                                  146,318     130,545     131,075
---------------------------------------------------------------------------------------------------
Income before income tax provision and accounting change            66,013      65,390      51,832
Income tax provision                                                21,803      21,404      17,188
---------------------------------------------------------------------------------------------------
Income before accounting change                                     44,210      43,986      34,644
Cumulative effect of accounting change, net of tax                      --       2,748          --
---------------------------------------------------------------------------------------------------
Net income                                                       $  44,210   $  41,238   $  34,644
===================================================================================================

See accompanying Notes to Supplemental Financial Statements.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 89

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

                     SUPPLEMENTAL STATEMENTS OF CASH FLOWS
                           YEARS ENDED DECEMBER 31,
                                  (THOUSANDS)

                                                                                                    2005       2004        2003
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                                       $  44,210   $  41,238   $  34,644
Adjustments to reconcile net income to net cash provided by operating activities:
   Cumulative effect of accounting change, net of tax                                                   --       2,748          --
   Amortization of deferred policy acquisition costs                                                19,050      13,705      10,899
   Amortization of deferred sales inducement costs                                                   1,383       1,269         842
   Capitalization of deferred policy acquisition costs                                             (33,519)    (27,754)    (29,807)
   Capitalization of deferred sales inducement costs                                                (3,960)     (2,562)     (2,808)
   Amortization of premium, net                                                                      3,867       4,105       1,485
   Deferred income taxes                                                                            14,182       4,079       4,745
   Policyholder and contractholder charges, non-cash                                               (14,565)    (14,266)    (14,351)
   Net realized (gain) loss on investments                                                          (9,192)       (849)        707
   Net realized gain on trading securities                                                              (2)         (2)         (1)
Change in operating assets and liabilities:
   Trading securities, net                                                                              58         (87)        (16)
   Future policy benefits for traditional life, disability income and long-term care insurance      12,448      13,862      14,180
   Policy claims and other policyholder's funds                                                       (484)        519       1,337
   Policy loans, excluding universal life-type insurance:
      Repayment                                                                                      2,266       2,494       2,566
      Issuance                                                                                      (2,792)     (2,554)     (2,230)
   Reinsurance recoverables                                                                         (5,449)     (6,922)     (4,050)
   Other accounts receivable                                                                          (741)       (731)       (576)
   Accrued investment income                                                                           880      (1,380)     (1,025)
   Other assets and liabilities, net                                                                (5,145)        779      (1,752)
-----------------------------------------------------------------------------------------------------------------------------------
      Net cash provided by operating activities                                                     22,495      27,691      14,789
-----------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
   Sales                                                                                           247,160     118,570     526,247
   Maturities, sinking fund payments and calls                                                     227,088     180,899     230,609
   Purchases                                                                                      (459,107)   (410,650)   (932,372)
Other investments, excluding policy loans:
   Sales, maturities, sinking fund payments and calls                                               20,377      33,387      26,559
   Purchases                                                                                       (27,639)    (50,945)    (87,437)
Change in amounts due to and from brokers, net                                                         (53)      2,140     (17,569)
-----------------------------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) investing activities                                            7,826    (126,599)   (253,963)
-----------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to investment contracts and universal life-type insurance:
   Considerations received                                                                         111,090     184,527     256,191
   Interest credited to account values                                                              71,518      68,480      71,910
   Surrenders and other benefits                                                                  (178,462)   (136,935)   (100,029)
Universal life-type insurance policy loans:
   Repayment                                                                                         5,030       4,735       4,484
   Issuance                                                                                         (5,228)     (5,585)     (3,908)
Capital contributions                                                                                   --          --      20,000
Cash dividends to IDS Life Insurance Company                                                       (22,500)    (21,500)    (20,000)
-----------------------------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) financing activities                                          (18,552)     93,722     228,648
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents                                                11,769      (5,186)    (10,526)
Cash and cash equivalents at beginning of year                                                      30,983      36,169      46,695
-----------------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                                                         $  42,752   $  30,983   $  36,169
===================================================================================================================================

Supplemental disclosures:
   Income taxes paid                                                                             $  14,347   $  16,241   $  13,051
   Interest paid on borrowings                                                                           8          --         114

See accompanying Notes to Supplemental Financial Statements.



90 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

                SUPPLEMENTAL STATEMENTS OF STOCKHOLDER'S EQUITY
                  FOR THE THREE YEARS ENDED DECEMBER 31, 2005
                                  (THOUSANDS)

                                                                                   ADDITIONAL               ACCUMULATED OTHER
                                                                        CAPITAL     PAID-IN      RETAINED     COMPREHENSIVE
                                                            TOTAL        STOCK      CAPITAL      EARNINGS      INCOME/(LOSS)
------------------------------------------------------------------------------------------------------------------------------
Balances at December 31, 2002 as previously
   reported after giving retroactive effect to the
   Merger (Note 1)                                         $ 451,158   $   2,000   $   86,600   $ 314,876   $          47,682
Deferred tax adjustment (Note 1)                             (20,314)                             (20,314)
                                                           -------------------------------------------------------------------
Balances at December 31, 2002, as restated                   430,844       2,000       86,600     294,562              47,682
Comprehensive income:
   Net income                                                 34,644                               34,644
   Change in unrealized holding gains on securities, net      (5,987)                                                  (5,987)
                                                           ---------
   Total comprehensive income                                 28,657
Cash dividends                                               (20,000)                             (20,000)
Cash contribution from parent                                 20,000                   20,000
------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2003, as restated                   459,501       2,000      106,600     309,206              41,695
Comprehensive income:
   Net income                                                 41,238                               41,238
   Change in unrealized holding gains on securities, net      (2,487)                                                  (2,487)
                                                           ---------
   Total comprehensive income                                 38,751
Cash dividends                                               (21,500)                             (21,500)
------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2004, as restated                   476,752       2,000      106,600     328,944              39,208
Comprehensive income:
   Net income                                                 44,210                               44,210
   Change in unrealized holding gains on securities, net     (39,423)                                                 (39,423)
                                                           ---------
   Total comprehensive income                                  4,787
Cash dividends                                               (22,500)                             (22,500)
------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2005                              $ 459,039   $   2,000   $  106,600   $ 350,654   $            (215)
==============================================================================================================================

See accompanying Notes to Supplemental Financial Statements.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 91

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

NOTES TO SUPPLEMENTAL FINANCIAL STATEMENTS

1. NATURE OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business

IDS Life Insurance Company of New York (IDS Life of New York) is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York and North Dakota. IDS Life of New York is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is domiciled in Minnesota. IDS Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). IDS Life of New York serves residents of the State of New York.

IDS Life of New York and American Centurion Life Assurance Company (American Centurion Life), which was a wholly-owned subsidiary of IDS Life, executed an Agreement and Plan of Merger on March 17, 2006 whereby American Centurion Life will be merged with and into IDS Life of New York. The agreement was effective December 31, 2006 and provides that IDS Life of New York shall be the surviving corporation of the merger and shall continue to exist as a domestic stock life insurance company under the laws of the State of New York. The merger agreement also provides that, upon effectiveness of the merger, American Centurion Life shall cease to exist and its property and obligations shall become the property and obligations of IDS Life of New York. Simultaneously with the effectiveness of the merger, the agreement provides that the Articles of Incorporation of IDS Life of New York shall be amended to change its name to RiverSource Life Insurance Co. of New York.

As a result of the merger, which will be reported in IDS Life of New York's audited financial statements for the year ended December 31, 2006, amounts for the years presented will be restated to include financial results for American Centurion Life. Below is a summary of the individual and supplemental consolidated statements of income for IDS Life of New York and American Centurion Life for the years ended December 31, 2005, 2004 and 2003.

(IN THOUSANDS)                          2005, AS REPORTED                       2005
                             IDS LIFE OF               AMERICAN             SUPPLEMENTAL
                              NEW YORK              CENTURION LIFE          CONSOLIDATED
-----------------------------------------------------------------------------------------
Total revenues                 $174,197                 $38,134               $212,331
Net income                     $ 37,173                 $ 7,037               $ 44,210

                                        2004, AS REPORTED                       2004
                             IDS LIFE OF               AMERICAN             SUPPLEMENTAL
                              NEW YORK              CENTURION LIFE          CONSOLIDATED
-----------------------------------------------------------------------------------------
Total revenues                 $160,449                 $35,486               $195,935
Net income                     $ 35,018                 $ 6,220               $ 41,238

                                        2003, AS REPORTED                       2003
                             IDS LIFE OF               AMERICAN             SUPPLEMENTAL
                              NEW YORK              CENTURION LIFE          CONSOLIDATED
-----------------------------------------------------------------------------------------
Total revenues                 $152,532                  $30,375              $182,907
Net income                     $ 30,928                  $ 3,716              $ 34,644

Prior to August 1, 2005, Ameriprise Financial was referred to as American Express Financial Corporation. On February 1, 2005, American Express Company (American Express) announced its intention to pursue the disposition of 100% of its shareholding in what is now Ameriprise Financial (the Separation) through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and distribution of common shares to American Express shareholders (the Distribution). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the separation of its business and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. IDS Life of New York was allocated certain separation and Distribution-related expenses incurred as a result of Ameriprise Financial becoming an independent company. Cumulatively, the expenses incurred and allocated to IDS Life of New York are significant to IDS Life of New York.

IDS Life of New York's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. IDS Life of New York's fixed deferred annuities guarantee a minimum interest rate during the accumulation period (the time before annuity payments begin). However, IDS Life of New York has the option of paying a higher rate set at its discretion. IDS Life of New York also offers variable annuities, including the RiverSource Retirement Advisor Advantage Plus(SM) Variable Annuity and the RiverSource Retirement Advisor Select Plus(SM) Variable Annuity. Life insurance products currently offered by IDS Life of New York include universal life (fixed and variable, single life and joint life) and



92 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. IDS Life of New York also markets disability income (DI) insurance. Although IDS Life of New York discontinued issuance of long-term care (LTC) insurance at the end of 2002, IDS Life retains risk on a large block of existing contracts, most of which are 50% reinsured. In May 2003, IDS Life of New York began outsourcing claims administration on LTC.

Under IDS Life of New York's variable life and annuity products described above, the purchaser may choose among investment options that include IDS Life of New York's "general account" and separate account investment options. Separate account options include accounts investing in common stocks, bonds, managed funds and/or short-term securities.

Basis of Presentation

The accompanying supplemental financial statements give effect to the merger of IDS Life of New York and American Centurion Life, which will be reported in IDS Life of New York's audited financial statements for the year ended December 31, 2006, similar to the accounting for a pooling of interests. These supplemental financial statements have been prepared in conformity with United States generally accepted accounting principles (GAAP) which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (IDS Life of New York's primary regulator), as reconciled in Note 12. Certain prior year amounts have been reclassified to conform to the current year's presentation. Additionally, IDS Life of New York recorded a $20.3 million adjustment to decrease December 31, 2002 retained earnings. The adjustment resulted from a detailed review of the deferred tax asset and liability accounts whereby it was determined that IDS Life of New York did not give proper consideration to all temporary differences, which increased the previously reported balance for deferred income taxes, net and decreased the previously reported balance for retained earnings as of December 31, 2004. The transactions that gave rise to the temporary differences primarily occurred in 2001 and prior years. Accordingly, this restatement has no effect on the reported results of operations for 2004 and 2003.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

BALANCE SHEET

INVESTMENTS

Investments consist of the following:

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value on the Balance Sheets with unrealized gains (losses) recorded in accumulated other comprehensive income (loss) within equity, net of income tax provision (benefit) and net of adjustments in asset and liability balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. IDS Life of New York also considers the extent to which amortized cost exceeds fair value, the duration of that difference, and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Statements of Income. Fair value is generally based on quoted market prices.

Mortgage Loans on Real Estate, Net

Mortgage loans on real estate reflect principal amounts outstanding less allowance for mortgage loan losses. The allowance for mortgage loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for mortgage loan losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

IDS Life of New York generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 93

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

Policy Loans

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Trading Securities and Other Investments

Included in trading securities and other investments is separate account seed money. Separate account seed money is carried at fair market value with changes in value recognized in the Statements of Income within net investment income.

CASH AND CASH EQUIVALENTS

IDS Life of New York has defined cash equivalents to include highly liquid investments with original maturities of 90 days or less.

REINSURANCE

IDS Life of New York reinsures a portion of the insurance risks associated with its life and LTC insurance products through reinsurance agreements with unaffiliated insurance companies. Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. IDS Life of New York evaluates the financial condition of reinsurers to manage its exposure to significant losses from reinsurer insolvencies. IDS Life of New York remains primarily liable as the direct insurer on all risks reinsured.

Generally, IDS Life of New York reinsures 90% of the death benefit liability related to fixed and variable universal life and term life insurance products insuring a single life. IDS Life of New York began reinsuring risks at this level beginning in 2002 for term life insurance and 2003 for variable and universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. The maximum amount of life insurance risk retained by IDS Life of New York is $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies sold after 1995, IDS Life of New York retained 50% of the risk and the remaining 50% of the risk was ceded to General Electric Capital Assurance Company of New York. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Risk on recent term life and LTC policies is reinsured on a coinsurance basis.

IDS Life of New York retains all risk for new claims on DI contracts. Risk is currently managed by limiting the amount of disability insurance written on any one individual. IDS Life of New York also retains all accidental death benefit and waiver of premium risk.

DEFERRED POLICY ACQUISITION COSTS

DAC represents the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and life, DI and LTC insurance products. These costs are deferred to the extent they are recoverable from future profits. For annuity and insurance products, DAC is amortized over periods approximating the lives of the business, generally as a percentage of premiums or estimated gross profits or as a portion of product interest margins depending on the product's characteristics.

For IDS Life of New York's annuity and insurance products, the projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality and morbidity rates, persistency, maintenance expense levels and customer asset value growth rates for variable products. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as interest margin, mortality and morbidity rates, persistency and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an increase in DAC amortization expense while a decrease in amortization percentage will result in a decrease in DAC amortization expense. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

DEFERRED SALES INDUCEMENT COSTS

Deferred sales inducement costs (DSIC) consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of the American Institute of Certified Public Accountants (AICPA) Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.



94 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities are funds held for exclusive benefit of variable annuity contractholders and variable life insurance policyholders. IDS Life of New York receives mortality and expense risk and other fees, including payments from its affiliate, RiverSource Investments, LLC for providing certain sponsor and related servicing activity, which are based on asset levels, guaranteed minimum death benefit (GMDB) fees and cost of insurance charges from the related accounts. In addition, IDS Life of New York also receives marketing and administrative support payments from the affiliates of other companies' funds included as investment options in its variable annuity and variable life insurance products, which vary based on the level of variable assets.

IDS Life of New York provides contractual mortality assurances to variable annuity contractholders that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. IDS Life of New York makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. IDS Life of New York also guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, IDS Life of New York guarantees that the rates at which insurance charges and administrative charges are deducted from contract funds will not exceed contractual maximums. IDS Life of New York also guarantees that death benefits will continue to be payable at the initial level regardless of investment performance so long as the minimum premium payments are made.

LIABILITIES FOR FUTURE POLICY BENEFITS AND CLAIMS

Fixed Annuities and Variable Annuity Guarantees

Liabilities for fixed and variable deferred annuities are equal to accumulation values which are the cumulative gross deposits, credited interest and fund performance less withdrawals and mortality and expense risk charges.

The majority of the variable annuity contracts offered by IDS Life of New York contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. IDS Life of New York also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings. These are referred to as gain gross-up (GGU) benefits. In addition, IDS Life of New York offers contracts containing guaranteed minimum withdrawal benefit (GMWB) provisions.

Effective January 1, 2004, liabilities for these variable annuity death benefits have been established under SOP 03-1. Actuarial models to simulate various equity market scenarios are used to project these benefits and contract assessments and include making significant assumptions related to customer asset value growth rates, mortality, persistency and investment margins. These assumptions, as well as their periodic review by management, are consistent with those used for DAC purposes. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. See the "Recently Issued Accounting Standards" section below and Note 4 for more information about these guaranteed benefits.

GMWB and guaranteed minimum accumulation benefit provisions are considered embedded derivatives under Statement of Financial Accounting Standards Board No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS
133) and, accordingly, are carried at fair value within future policy benefits for variable annuity guarantees on the Balance Sheets. The fair value of these embedded derivatives is based on the present value of future benefits less applicable fees charged for the provision. Changes in fair value are reflected in death and other benefits for investment contracts and universal life-type insurance within the Statements of Income.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2005, depending on year of issue, with an average rate of approximately 6.0%.

Life, Disability Income and Long-Term Care Policies

Liabilities for insurance claims that have been reported but have not yet been paid (unpaid claim liabilities) are equal to the death benefits payable under the policies. For DI and LTC claims, unpaid claim liabilities are equal to benefit amounts due and accrued including the expense of reviewing claims and making benefit payment determinations. Liabilities for claims that have been incurred but not reported are estimated based on periodic analysis of the actual lag between when a claim occurs and when it is reported. Where applicable, amounts recoverable from other insurers who share in the risk of the products offered (reinsurers) are separately recorded as receivables.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 95

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

Liabilities for fixed and variable universal life insurance are equal to accumulation values which are the cumulative gross deposits, interest credited, and fund performance less withdrawals and mortality and expense risk charges. Liabilities for future benefits on term and whole life insurance are based on the net level premium method, using anticipated premium payments, mortality rates, policy persistency and interest rates earned on the assets supporting the liability. Anticipated mortality rates are based on established industry mortality tables, with modifications based on IDS Life of New York's experience. Anticipated policy premium payments and persistency rates vary by policy form, issue age and policy duration. Anticipated interest rates range from 4% to 10% at December 31, 2005, depending on policy form, issue year and policy duration. IDS Life of New York issues only non-participating life insurance policies, which do not pay dividends to policyholders from the insurers' earnings.

Liabilities for future policy benefits include both policy reserves and claim reserves on DI and LTC products. Policy reserves are the amounts needed to meet obligations for future claims and are based on the net level premium method, using anticipated premium payments and morbidity, mortality, policy persistency and discount rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for DI policies, occupation class. Anticipated discount rates for DI policy reserves are 7.5% at policy issue and grade to 5% over 5 years. Anticipated discount rates for LTC policy reserves are currently 6.0% at December 31, 2005 grading up to 8.9% over 29 years.

Claim reserves on DI and LTC products are the amounts needed to meet obligations for continuing claim payments on already incurred claims. Claim reserves are calculated based on claim continuance tables which estimate the likelihood that an individual will continue to be eligible for benefits and anticipated interest rates earned on assets supporting the reserves. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both DI and LTC range from 3.0% to 8.0% at December 31, 2005, with an average rate of approximately 4.9%.

REVENUES AND EXPENSES

IDS Life of New York's principal sources of revenue include premium revenues, net investment income, contractholder and policyholder charges and mortality and expense risk and other fees.

Premium Revenues

Premium revenues include premiums on traditional life, DI and LTC insurance products. Such premiums are recognized as revenue when due.

Net Investment Income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, mortgage loans on real estate and policy loans. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Contractholder and Policyholder Charges

Contractholder and policyholder charges include certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance and administrative and surrender charges. Cost of insurance charges on fixed and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Mortality and Expense Risk and Other Fees

Mortality and expense risk and other fees include risk, management and administration fees, which are generated directly and indirectly from IDS Life of New York's separate account assets. IDS Life of New York's management and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Gain (Loss) on Investments

Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Separation Costs

During 2005, Ameriprise Financial developed an allocation policy for separation costs resulting in the allocation of certain costs to IDS Life of New York that it considered to be a reasonable reflection of separation costs benefiting IDS Life of New York. Separation costs generally consist of allocated financial advisor and employee retention program costs, re-branding and marketing costs and costs to separate and reestablish technology platforms related to the separation and Distribution of Ameriprise Financial.



96 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

Income Taxes

IDS Life of New York's taxable income is included in the consolidated federal income tax return of American Express through September 30, 2005. IDS Life of New York's taxable income will be included with IDS Life in filing a separate consolidated life insurance company federal income tax return for five tax years following the Distribution including the period October 1, 2005 through December 31, 2005. IDS Life of New York provides for income taxes on a separate return basis, except that, under an agreement with IDS Life, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of IDS Life that IDS Life will reimburse subsidiaries for all tax benefits.

RECENTLY ISSUED ACCOUNTING STANDARDS

On November 3, 2005, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. FSP FAS 115-1 and FAS 124-1 are effective for reporting periods beginning after December 15, 2005. IDS Life of New York anticipates the impact of FSP FAS 115-1 and FAS 124-1 on IDS Life of New York's results of operations and financial condition will not be material.

In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. IDS Life of New York is currently evaluating the impact of SOP 05-1 on IDS Life of New York's results of operations and financial condition.

In May 2005, the FASB issued SFAS 154, "Accounting Changes and Error Corrections" (SFAS 154). This statement replaces APB Opinion No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements" and changes the requirements for the accounting for and reporting of a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. IDS Life of New York does not anticipate SFAS 154 will materially impact its Financial Statements upon its adoption on January 1, 2006.

In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (SFAS No. 97), Permit or Require Accrual of an Unearned Revenue Liability" (FSP 97-1). The implementation of SOP 03-1 raised a question regarding the interpretation of the requirements of SFAS No. 97 concerning when it is appropriate to record an unearned revenue liability. FSP 97-1 clarifies that SFAS No. 97 is clear in its intent and language, and requires the recognition of an unearned revenue liability for amounts that have been assessed to compensate insurers for services to be performed over future periods. SOP 03-1 describes one situation, when assessments result in profits followed by losses, where an unearned revenue liability is required. SOP 03-1 does not amend SFAS No. 97 or limit the recognition of an unearned revenue liability to the situation described in SOP 03-1. The guidance in FSP 97-1 is effective for financial statements for fiscal periods beginning after June 18, 2004. The adoption of FSP 97-1 did not have a material impact on IDS Life of New York's results of operations or financial condition.

In July 2003, the AICPA issued SOP 03-1 effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance on separate account presentation and accounting for interests in separate accounts. Additionally, SOP 03-1 provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements. Lastly, SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where an additional liability is established, the recognition of this liability will then be considered in amortizing DAC and any DSIC associated with those insurance or annuity contracts.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 97

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

The adoption of SOP 03-1 as of January 1, 2004, resulted in a cumulative effect of accounting change that reduced 2004 results by $2.7 million ($4.2 million pretax). The cumulative effect of accounting change consisted of: (i) $2.0 million pretax from establishing additional liabilities for certain variable annuity guaranteed benefits ($1.8 million) and from considering these liabilities in valuing DAC and DSIC associated with those contracts ($0.2 million) and (ii) $2.2 million pretax from establishing additional liabilities for certain variable universal life and single pay universal life insurance contracts under which contractual cost of insurance charges are expected to be less than future death benefits ($2.8 million) and from considering these liabilities in valuing DAC associated with those contracts ($0.6 million offset). Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. IDS Life of New York's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement.

The AICPA released a series of technical practice aids (TPAs) in September 2004, which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on IDS Life of New York's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

In January 2003, the FASB issued FASB Interpretation No. 46, "Consolidation of Variable Interest Entities," as revised (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. The entities considered VIEs under FIN 46 include secured loan trusts (SLTs) for which IDS Life of New York had an 8% ownership interest in each of the two SLT structures. However, IDS Life of New York was not required to consolidate the SLTs as it is not the primary beneficiary. IDS Life of New York liquidated its interests in the SLTs during 2004 and 2005.

2. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES

Available-for-Sale securities at December 31, 2005 are distributed by type as presented below:

---------------------------------------------------------------------------------------------------
                                                               GROSS        GROSS
                                                AMORTIZED    UNREALIZED   UNREALIZED      FAIR
(THOUSANDS)                                       COST         GAINS        LOSSES        VALUE
---------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                      $   970,590   $   16,820   $  (13,697)  $   973,713
Mortgage and other asset-backed securities         639,123        5,140       (8,837)      635,426
Foreign corporate bonds and obligations            220,615        5,148       (3,535)      222,228
U.S. Government and agencies obligations            38,362           63         (849)       37,576
Foreign government bonds and obligations             6,213          566           (9)        6,770
State and municipal obligations                      6,996           --         (253)        6,743
---------------------------------------------------------------------------------------------------
Total fixed maturities                           1,881,899       27,737      (27,180)    1,882,456
---------------------------------------------------------------------------------------------------
   Total                                       $ 1,881,899   $   27,737   $  (27,180)  $ 1,882,456
---------------------------------------------------------------------------------------------------

Available-for-Sale securities at December 31, 2004 are distributed by type as presented below:

---------------------------------------------------------------------------------------------------
                                                                GROSS       GROSS
                                                AMORTIZED    UNREALIZED   UNREALIZED      FAIR
(THOUSANDS)                                       COST         GAINS        LOSSES        VALUE
---------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                      $   968,276   $   45,108   $   (2,227)  $ 1,011,157
Mortgage and other asset-backed securities         595,307       15,038       (1,211)      609,134
Foreign corporate bonds and obligations            216,223       12,823         (771)      228,275
U.S. Government and agencies obligations            40,456          214         (120)       40,550
Foreign government bonds and obligations             5,909          503          (43)        6,369
State and municipal obligations                      6,995           28         (195)        6,828
Structured investments(a)                           55,545           --         (736)       54,809
---------------------------------------------------------------------------------------------------
Total fixed maturities                           1,888,711       73,714       (5,303)    1,957,122
Preferred and common stocks                          3,000          123           --         3,123
---------------------------------------------------------------------------------------------------
   Total                                       $ 1,891,711   $   73,837   $   (5,303)  $ 1,960,245
---------------------------------------------------------------------------------------------------

(a)   Includes unconsolidated collateralized debt obligations and SLTs.



98 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

At December 31, 2005 and 2004, fixed maturity securities, excluding net unrealized appreciation and depreciation, comprised approximately 87% and 88% of IDS Life of New York's total investments, respectively. These securities are rated by Moody's Investors Service, Inc. (Moody's) and Standard & Poor's (S&P), except for approximately $56 million and $71 million of securities at December 31, 2005 and 2004, respectively, which are rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary by rating (excluding net unrealized appreciation and depreciation) on December 31 is as follows:

RATING                                                     2005    2004
-----------------------------------------------------------------------
AAA                                                         37%     35%
AA                                                           6       3
A                                                           23      23
BBB                                                         26      31
Below investment grade                                       8       8
-----------------------------------------------------------------------
   Total                                                   100%    100%
-----------------------------------------------------------------------

At December 31, 2005 and 2004, approximately 37% and 51%, respectively, of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of stockholder's equity.

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005:

(THOUSANDS)                                       LESS THAN 12 MONTHS        12 MONTHS OR MORE               TOTAL
----------------------------------------------------------------------------------------------------------------------------
                                                   FAIR      UNREALIZED      FAIR      UNREALIZED      FAIR      UNREALIZED
DESCRIPTION OF SECURITIES:                        VALUE        LOSSES       VALUE        LOSSES        VALUE       LOSSES
----------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                       $  458,798   $   10,183   $   78,600   $    3,514   $  537,398   $   13,697
Mortgage and other asset-backed securities         323,001        5,813       82,553        3,024      405,554        8,837
Foreign corporate bonds and obligations             78,203        2,023       33,623        1,512      111,826        3,535
U.S. Government and agencies obligations            37,092          849           --           --       37,092          849
Foreign government bonds and obligations               332            9           --           --          332            9
State and municipal obligations                      5,786          208          957           45        6,743          253
----------------------------------------------------------------------------------------------------------------------------
   Total                                        $  903,212   $   19,085   $  195,733   $    8,095   $1,098,945   $   27,180
----------------------------------------------------------------------------------------------------------------------------

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004:

(THOUSANDS)                                       LESS THAN 12 MONTHS        12 MONTHS OR MORE               TOTAL
----------------------------------------------------------------------------------------------------------------------------
                                                   FAIR      UNREALIZED      FAIR      UNREALIZED       FAIR     UNREALIZED
DESCRIPTION OF SECURITIES:                        VALUE        LOSSES       VALUE        LOSSES        VALUE       LOSSES
----------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                       $  143,808   $    1,081   $   38,683   $    1,146   $  182,491   $    2,227
Mortgage and other asset-backed securities         111,677        1,167        5,608           44      117,285        1,211
Foreign corporate bonds                             38,619          325       27,646          446       66,265          771
U.S. Government and agencies obligations            14,830          120           --           --       14,830          120
Foreign government bonds and obligations                97            3          767           40          864           43
State and municipal obligations                         --           --        4,806          195        4,806          195
Structured investments                                  --           --       28,807          736       28,807          736
----------------------------------------------------------------------------------------------------------------------------
   Total                                        $  309,031   $    2,696   $  106,317   $    2,607   $  415,348   $    5,303
----------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 99

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

In evaluating potential other-than-temporary impairments, IDS Life of New York considers the extent to which amortized costs exceeds fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2005:

(MILLIONS, EXCEPT
NUMBER OF SECURITIES)           LESS THAN 12 MONTHS                 12 MONTHS OR MORE                         TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
                                                   GROSS                              GROSS                               GROSS
RATIO OF FAIR VALUE TO   NUMBER OF              UNREALIZED  NUMBER OF               UNREALIZED   NUMBER OF              UNREALIZED
AMORTIZED COST          SECURITIES  FAIR VALUE    LOSSES    SECURITIES  FAIR VALUE    LOSSES    SECURITIES  FAIR VALUE    LOSSES
-----------------------------------------------------------------------------------------------------------------------------------
95% - 100%                  435       $  875      $  (17)       82        $  153      $   (5)      517        $1,028      $  (22)
90% - 95%                    43           23          (1)       21            42          (3)       64            65          (4)
80% - 90%                     7            5          (1)        3             1          --        10             6          (1)
-----------------------------------------------------------------------------------------------------------------------------------
   Total                    485       $  903      $  (19)      106        $  196      $   (8)      591        $1,099      $  (27)
-----------------------------------------------------------------------------------------------------------------------------------

A majority of the gross unrealized losses related to corporate debt securities and substantially all of the gross unrealized losses related to mortgage and other asset-backed securities are attributable to changes in interest rates. A portion of the gross unrealized losses particularly related to corporate debt securities is also attributed to credit spreads and specific issuer credit events. As noted in the table above, a significant portion of the unrealized loss relates to securities that have a fair value to amortized cost ratio of 95% or above resulting in an overall 98% ratio of fair value to amortized cost for all securities with an unrealized loss. From an overall perspective, the gross unrealized losses are not concentrated in any individual industries or with any individual securities. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, is $0.5 million. The securities related to this issuer have a fair value to amortized cost ratio of 95% or above and have been in an unrealized loss position for 12 months or more.

IDS Life of New York monitors the investments and metrics discussed previously on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairment. See the Investments section of Note 1 for information regarding IDS Life of New York's policy for determining when an investment's decline in value is other-than-temporary. As stated earlier, IDS Life of New York's ongoing monitoring process has revealed that a significant portion of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in interest rates. Additionally, IDS Life of New York has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none are other-than-temporarily impaired at December 31, 2005.

The change in net unrealized securities gains (losses) recognized in accumulated other comprehensive income includes three components, net of tax:
(i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized (gains) losses) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents these components of other comprehensive income, net of tax:

(THOUSANDS)                                                                                 2005         2004         2003
-----------------------------------------------------------------------------------------------------------------------------
Holding (losses) gains, net of tax of $20,573, $366, and $2,849, respectively             $(38,208)    $    679     $ (5,292)
Reclassification of realized gains, net of tax of $3,219, $737, and $95, respectively       (5,977)      (1,369)        (177)
DAC, net of tax of $2,419, $536 and $279, respectively                                       4,492         (994)        (518)
DSIC, net of tax of $208, $207, and $0, respectively                                           387         (384)          --
Fixed annuity liabilities, net of tax of $63, $226, and $0, respectively                      (117)        (419)          --
-----------------------------------------------------------------------------------------------------------------------------
Change in net unrealized securities losses                                                $(39,423)    $ (2,487)    $ (5,987)
-----------------------------------------------------------------------------------------------------------------------------



100 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

The following is a distribution of Available-for-Sale securities by maturity as of December 31, 2005:

                                                              AMORTIZED        FAIR
(THOUSANDS)                                                     COST          VALUE
----------------------------------------------------------------------------------------
Due within 1 year                                            $   33,855    $     34,189
Due after 1 through 5 years                                     289,819         293,149
Due after 5 through 10 years                                    836,921         835,175
Due after 10 years                                               82,181          84,517
----------------------------------------------------------------------------------------
                                                              1,242,776       1,247,030
Mortgage and other asset-backed securities                      639,123         635,426
----------------------------------------------------------------------------------------
Total                                                        $1,881,899    $  1,882,456
----------------------------------------------------------------------------------------

The expected payments on mortgage and other asset-backed securities may not coincide with their contractual maturities. As such, these securities were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(THOUSANDS)                                         2005        2004           2003
----------------------------------------------------------------------------------------
Sales                                            $ 247,160   $  118,570    $    526,247
Maturities, sinking fund payments and calls      $ 227,088   $  180,899    $    230,609
Purchases                                        $(459,107)  $ (410,650)   $   (932,372)
----------------------------------------------------------------------------------------

Included in net realized gains and losses were gross realized gains and losses on sales of securities, as well as other-than-temporary losses on investments, classified as Available-for-Sale, using the specific identification method, as noted in the following table for the years ended December 31:

(THOUSANDS)                                         2005        2004           2003
----------------------------------------------------------------------------------------
Gross realized gains from sales                  $  11,424   $    2,698    $     18,215
Gross realized losses from sales                 $  (1,503)  $     (592)   $     (9,491)
Other-than-temporary impairments                 $    (724)  $       --    $     (8,452)
----------------------------------------------------------------------------------------

The $0.7 million of other-than-temporary impairments in 2005 primarily relate to corporate debt securities within the auto industry which were downgraded in 2005 and subsequently deteriorated throughout the year in terms of their fair value to amortized cost ratio. The $8.5 million of other-than-temporary impairments in 2003 consisted of $6.4 million related to corporate debt securities and $2.1 million related to IDS Life of New York's interests in a collateralized debt obligations (CDO) securitization trust which was sold in 2005 as discussed below. The other-than-temporary impairments related to corporate debt securities primarily resulted from continued operating difficulties and bankruptcies of certain large airline carriers and the related overall impact on the airline industry. The other-than-temporary impairments related to IDS Life of New York's interests in the CDO securitization trust primarily resulted from defaults associated with a specific CDO within the securitization trust.

During the second quarter of 2005, IDS Life of New York sold all of its retained interest in the CDO-related securitization trust and realized a net pretax gain of $2.3 million. The carrying value of this retained interest was $28.8 million at December 31, 2004, of which $21.3 million was considered investment grade.

At both December 31, 2005 and 2004, bonds carried at $1.3 million were on deposit with various states as required by law.

MORTGAGE LOANS ON REAL ESTATE AND SYNDICATED LOANS, NET

The following is a summary of mortgage loans on real estate and syndicated loans at December 31:

(THOUSANDS)                                                     2005           2004
----------------------------------------------------------------------------------------
Mortgage loans on real estate                                $  247,978    $    240,718
Less: allowance for loan losses                                  (3,218)         (3,218)
----------------------------------------------------------------------------------------
Net mortgage loans                                           $  244,760    $    237,500
----------------------------------------------------------------------------------------

Mortgage loans are first mortgages on real estate. IDS Life of New York holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2005 and 2004 was not material.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 101

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

At December 31, 2005 and 2004, IDS Life of New York's recorded investment in impaired mortgage loans on real estate was $2.2 million and nil, respectively, with related allowances for mortgage loan losses of $500 thousand and nil, respectively. During 2005 and 2004, the average recorded investment in impaired mortgage loans on real estate was $165 thousand and nil, respectively. IDS Life of New York recognized nil of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2005, 2004 and 2003.

The balances of and changes in the total allowance for mortgage loan losses as of and for the years ended December 31, are as follows:

(THOUSANDS)                                       2005      2004      2003
-----------------------------------------------------------------------------
Balance, beginning of year                       $ 3,218   $ 2,418   $ 1,436
Provision for mortgage loan losses                    --       800       982
-----------------------------------------------------------------------------
Balance, end of year                             $ 3,218   $ 3,218   $ 2,418
-----------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by region at December 31, were:

(THOUSANDS)                                   2005                       2004
----------------------------------------------------------------------------------------
                                    ON BALANCE     FUNDING     ON BALANCE     FUNDING
REGION                                SHEET      COMMITMENTS     SHEET      COMMITMENTS
----------------------------------------------------------------------------------------
East North Central                   $ 53,007     $     --      $ 46,326       $ --
Mountain                               44,657        1,700        48,030         --
South Atlantic                         41,892           --        34,790         --
Middle Atlantic                        27,160           --        26,630         --
Pacific                                36,494           --        33,214         --
New England                            11,900           --        12,273         --
West North Central                     16,575           --        21,030         --
East South Central                     10,691        1,800         9,085         --
West South Central                      5,602        2,800         9,340         --
----------------------------------------------------------------------------------------
                                      247,978        6,300       240,718         --
Less: allowance for loan losses        (3,218)          --        (3,218)        --
----------------------------------------------------------------------------------------
     Total                           $244,760     $  6,300      $237,500       $ --
----------------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by property type at December 31, were:

(THOUSANDS)                                   2005                       2004
----------------------------------------------------------------------------------------
                                    ON BALANCE     FUNDING     ON BALANCE     FUNDING
PROPERTY TYPE                         SHEET      COMMITMENTS     SHEET      COMMITMENTS
----------------------------------------------------------------------------------------
Department/retail stores            $  70,945     $      --    $  66,216       $ --
Office buildings                       62,596         2,800       67,774         --
Apartments                             35,534         1,800       37,157         --
Industrial buildings                   55,039            --       45,700         --
Medical buildings                      10,012         1,700        9,198         --
Hotels/motels                           5,338            --        5,516         --
Mixed use                               3,986            --        5,530         --
Other                                   4,528            --        3,627         --
----------------------------------------------------------------------------------------
                                      247,978         6,300      240,718         --
Less: allowance for loan losses        (3,218)           --       (3,218)        --
----------------------------------------------------------------------------------------
   Total                            $ 244,760     $   6,300    $ 237,500       $ --
----------------------------------------------------------------------------------------

SOURCES OF INVESTMENT INCOME AND REALIZED GAINS (LOSSES) ON INVESTMENTS

Net investment income for the years ended December 31 is summarized as follows:

(THOUSANDS)                                          2005       2004       2003
----------------------------------------------------------------------------------
Income on fixed maturities                         $103,731   $101,841   $102,140
Income on mortgage loans on real estate              15,292     15,150     13,108
Trading securities and other investments              5,424      4,576      3,630
----------------------------------------------------------------------------------
                                                    124,447    121,567    118,878
Less: investment expenses                             1,242      1,656      1,846
----------------------------------------------------------------------------------
   Total                                           $123,205   $119,911   $117,032
----------------------------------------------------------------------------------



102 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(THOUSANDS)                                          2005       2004       2003
----------------------------------------------------------------------------------
Fixed maturities                                   $  9,196   $  2,106   $    271
Mortgage loans on real estate                            (2)    (1,256)      (982)
Trading securities and other investments                 (2)        (1)         4
----------------------------------------------------------------------------------
   Total                                           $  9,192   $    849   $   (707)
----------------------------------------------------------------------------------

3. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The balances of and changes in DAC as of and for the years ended December 31, were:

(THOUSANDS)                                                                            2005       2004        2003
----------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                          $ 208,890   $ 196,385   $ 178,273
Impact of SOP 03-1                                                                         --         (14)         --
Capitalization of acquisition costs                                                    33,519      27,754      29,807
Amortization, excluding impact of changes in assumptions                              (22,650)    (15,905)    (17,699)
Amortization, impact of annual third quarter changes in DAC-related assumptions         3,600       2,200       6,800
Impact of changes in net unrealized securities losses (gains)                           6,911      (1,530)       (796)
----------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                                $ 230,270   $ 208,890   $ 196,385
----------------------------------------------------------------------------------------------------------------------

The balances of and changes in DSIC as of and for the years ended December 31, were:

(THOUSANDS)                                                                           2005        2004         2003
----------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                          $   8,382   $   7,681   $   5,715
Capitalization of sales inducements                                                     3,960       2,562       2,808
Amortization                                                                           (1,383)     (1,269)       (842)
Impact of changes in net unrealized securities losses (gains)                             595        (592)         --
----------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                                $  11,554   $   8,382   $   7,681
----------------------------------------------------------------------------------------------------------------------

4. VARIABLE ANNUITY GUARANTEES

This note discusses variable annuity guarantees for which liabilities are established under SOP 03-1, specifically GMDB and GGU. See Note 9 for more information about guarantees for which liabilities are established under SFAS 133, specifically GMWB.

The majority of the variable annuity contracts offered by IDS Life of New York contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. IDS Life of New York also offers GGU provisions on variable annuities with death benefit provisions. IDS Life of New York has established additional liabilities for these variable annuity death benefits provisions.

The variable annuity death benefit liability is determined each period by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

The majority of the GMDB contracts provide for six year reset contract values. In determining the additional liabilities for variable annuity death benefits, IDS Life of New York projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 103

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

The following provides summary information related to variable annuity contracts for which IDS Life of New York has established additional liabilities for death benefits as of December 31:


----------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY GMDB AND GGU BY BENEFIT TYPE
(DOLLARS IN THOUSANDS)                                                                         2005           2004
----------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Return of Premium   Total Contract Value                  $   332,736   $    92,674
                                                      Contract Value in Separate Accounts   $   285,387   $    57,996
                                                      Net Amount at Risk*                   $       591   $       907
                                                      Weighted Average Attained Age                  59            59
----------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Six Year Reset      Total Contract Value                  $ 1,545,792   $ 1,621,400
                                                      Contract Value in Separate Accounts   $ 1,263,467   $ 1,325,691
                                                      Net Amount at Risk*                   $    47,919   $    73,753
                                                      Weighted Average Attained Age                  60           60
----------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for One Year Ratchet    Total Contract Value                  $   191,654   $   132,651
                                                      Contract Value in Separate Accounts   $   164,084   $   104,113
                                                      Net Amount at Risk*                   $       874   $     1,420
                                                      Weighted Average Attained Age                  60            59
----------------------------------------------------------------------------------------------------------------------
Contracts with Other GMDB                             Total Contract Value                  $    36,606   $     3,004
                                                      Contract Value in Separate Accounts   $    33,857   $     1,318
                                                      Net Amount at Risk*                   $       292   $        --
                                                      Weighted Average Attained Age                  58            67
----------------------------------------------------------------------------------------------------------------------
Contracts with GGU Death Benefit                      Total Contract Value                  $        67   $        41
                                                      Contract Value in Separate Accounts   $        67   $        41
                                                      Net Amount at Risk*                   $        --   $        --
                                                      Weighted Average Attained Age                  47            47
----------------------------------------------------------------------------------------------------------------------
Contracts with GMIB                                   Total Contract Value                  $    29,212   $    23,785
                                                      Contract Value in Separate Accounts   $    25,584   $    20,002
                                                      Net Amount at Risk*                   $         8   $        --
                                                      Weighted Average Attained Age                  58            57
----------------------------------------------------------------------------------------------------------------------
*     Represents current death benefit less total contract value for GMDB and amount of gross up for GGU, and assumes the actuarially remote scenario that all claims become payable on the same day.
----------------------------------------------------------------------------------------------------------------------
ADDITIONAL LIABILITIES AND INCURRED BENEFITS                                                              GMDB & GGU
----------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2005                  Liability balance at January 1                       $   1,663
                                                      Reported claims                                      $     752
                                                      Liability balance at December 31                     $     771
                                                      Incurred claims (reported + change in liability)     $    (140)
----------------------------------------------------------------------------------------------------------------------


The additional liabilities for guaranteed benefits established under SOP 03-1 are supported by general account assets. Changes in these liabilities are included in death and other benefits in the Statements of Income.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.



104 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

5. INCOME TAXES

IDS Life of New York qualifies as a life insurance company for federal income tax purposes. As such, IDS Life of New York is subject to the Internal Revenue Code provisions applicable to life insurance companies.

Provisions for income taxes were:

(THOUSANDS)                                                   2005      2004      2003
----------------------------------------------------------------------------------------
Federal income tax:
   Current                                                  $ 5,417   $15,665   $11,109
   Deferred                                                  14,182     4,079     4,745
----------------------------------------------------------------------------------------
Total federal income taxes                                   19,599    19,744    15,854
State income taxes-current                                    2,204     1,660     1,334
----------------------------------------------------------------------------------------
Income tax provision before accounting change               $21,803   $21,404   $17,188
========================================================================================

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                             2005       2004     2003
--------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                   35.0%     35.0%     35.0%
Changes in taxes resulting from:
   Tax-exempt interest and dividend income                   (2.9)     (1.9)     (1.6)
   State income taxes, net of federal benefit                 2.1       1.6       1.7
   Other, net                                                (1.2)     (2.0)     (1.9)
--------------------------------------------------------------------------------------
Income tax provision before accounting change                33.0%     32.7%     33.2%
======================================================================================

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of IDS Life of New York's deferred income tax assets and liabilities as of December 31, 2005 and 2004 are reflected in the following table:

(THOUSANDS)                                                             2005     2004
----------------------------------------------------------------------------------------
Deferred income tax assets:
   Policy reserves                                                    $46,200   $43,147
   Other investments                                                    4,270    14,547
   Deferred taxes related to net securities unrealized losses             113        --
   Other                                                                3,599       864
----------------------------------------------------------------------------------------
Total deferred income tax assets                                       54,182    58,558
----------------------------------------------------------------------------------------

Deferred income tax liabilities:
   Deferred policy acquisition costs                                   65,639    61,115
   Deferred taxes related to net securities unrealized gains               --    21,115
   Deferred compensation                                                  745        --
   Other                                                                5,989     1,566
----------------------------------------------------------------------------------------
Total deferred income tax liabilities                                  72,373    83,796
----------------------------------------------------------------------------------------
Deferred income tax liabilities, net                                  $18,191   $25,238
----------------------------------------------------------------------------------------

A portion of IDS Life of New York's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2005, IDS Life of New York had a balance of $1.1 million in the policyholders' surplus account. The American Jobs Creation Act of 2004 which was enacted on October 22, 2004 provides a two-year suspension of the tax on policyholders' surplus account distributions. IDS Life of New York has made distributions of $798 thousand, which will not be subject to tax under the two-year suspension. Previously the policyholders' surplus account was only taxable if dividends to shareholders exceeded the shareholders' surplus account and/or IDS Life of New York is liquidated. Deferred taxes had not been previously established.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 105

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

IDS Life of New York is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Included in IDS Life of New York's deferred tax assets is a significant deferred tax asset relating to capital losses realized for tax return purposes and capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. IDS Life of New York has $10.7 million in capital loss carryforwards that expire December 31, 2009. The deferred tax benefit of these capital loss carryforwards is reflected in the other investments deferred tax assets, net of other related items. Based on analysis of IDS Life of New York's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable IDS Life of New York to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2005 and 2004.

As a result of the separation of Ameriprise Financial from American Express, IDS Life of New York will be required to file a short period income tax return through September 30, 2005 which will be included as part of the American Express consolidated income tax return for the year ended December 31, 2005. Additionally, IDS Life and subsidiaries will not be able to file a U.S. federal income tax return with other members of the Ameriprise Financial affiliated group for five tax years following the Distribution. Therefore, IDS Life of New York will also be required to file a separate short period tax return as part of an IDS Life consolidated life insurance company income tax return for the period October 1, 2005 through December 31, 2005.

The items comprising other comprehensive income in the Statements of Stockholder's Equity are presented net of the following income tax benefit amounts:

(THOUSANDS)                                           2005      2004     2003
--------------------------------------------------------------------------------
Net unrealized securities gains                     $21,228   $ 1,340   $ 3,223
--------------------------------------------------------------------------------
Net income tax benefit                              $21,228   $ 1,340   $ 3,223
--------------------------------------------------------------------------------

6. STATUTORY CAPITAL AND SURPLUS

Dividends which exceed the lesser or ten percent of statutory surplus as of the immediately preceding year-end, or statutory net gain from operations for the immediately preceding calendar year would require pre-notification to the Department of Insurance of the State of New York. IDS Life of New York's statutory surplus, determined in accordance with accounting practices prescribed by the State of New York, aggregated $286.7 million and $273.6 million as of December 31, 2005 and 2004, respectively. Dividends in excess of $28.7 million in 2006 would be subject to the pre-notification requirement.

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(THOUSANDS)                                        2005       2004       2003
--------------------------------------------------------------------------------
Statutory net income                             $ 36,877   $ 42,486   $ 13,550
Statutory capital and surplus                     289,672    276,572    261,553

IDS Life of New York is subject to regulatory capital requirements. Actual capital, determined on a statutory basis, as of December 31, 2005 and 2004 was $307.7 million and $291.6 million, respectively. Actual capital, as defined by the National Association of Insurance Commissioners for purposes of meeting regulatory capital requirements, includes statutory capital and surplus, plus certain statutory valuation reserves. The regulatory capital requirement was $52.5 million and $57.8 million as of December 31, 2005 and 2004, respectively.

7. RELATED PARTY TRANSACTIONS

IDS Life of New York participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. IDS Life of New York's share of the total net periodic pension cost was $75 thousand in 2005, $51 thousand in 2004, and $35 thousand in 2003.

IDS Life of New York also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2005, 2004 and 2003 were $203 thousand, $183 thousand and $170 thousand, respectively.

IDS Life of New York has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2005, 2004, and 2003, which are calculated on the basis of commission earnings of the individual financial advisors, were $49 thousand, $148 thousand, and $468 thousand, respectively. Such costs are included in DAC.



106 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Charges by IDS Life and Ameriprise Financial for use of joint facilities, technology support, marketing services and other services aggregated $29.0 million, $20.4 million, and $20.6 million for 2005, 2004 and 2003, respectively. Certain of these costs are included in DAC. Expenses allocated to IDS Life of New York may not be reflective of expenses that would have been incurred by IDS Life of New York on a stand-alone basis.

Included in other liabilities at December 31, 2005 and 2004 are $4.1 million and $3.1 million, respectively, payable to IDS Life for federal income taxes.

8. REINSURANCE

At December 31, 2005, 2004 and 2003, traditional life and universal life insurance in force aggregated $9.0 billion, $8.4 billion and $7.6 billion, respectively, of which $3.7 billion, $2.8 billion and $2.0 billion, was reinsured at the respective year ends. IDS Life of New York also reinsures a portion of the risks assumed under LTC policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $9.3 million, $8.4 million and $7.5 million and reinsurance recovered from reinsurers amounted to $3.1 million, $2.4 million and $1.1 million, for the years ended December 31, 2005, 2004 and 2003, respectively. Reinsurance contracts do not relieve IDS Life of New York from its primary obligation to policyholders. Life insurance in force is reported on a statutory basis.

9. DERIVATIVE FINANCIAL INSTRUMENTS

Embedded Derivatives

Certain annuities contain GMWB provisions, which are considered embedded derivatives. The changes in fair value of the GMWB features are recognized in death and other benefits for investment contracts and universal life-type insurance. The fair value of the embedded options for GMWB is recognized in future policy benefits for variable annuity guarantees in the Balance Sheets. The total fair value of these instruments was $213 thousand and nil at December 31, 2005 and 2004, respectively.

10. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table discloses fair value information for financial instruments. Certain items, such as life insurance obligations, employee benefit obligations, investments accounted for under the equity method, DAC and DSIC are not reflected in the table as they are not required to be disclosed in such table by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments." The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2005 and 2004 and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of IDS Life of New York, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying value and fair value information for financial instruments at December 31:

                                                                      2005                      2004
---------------------------------------------------------------------------------------------------------------
                                                              CARRYING       FAIR       CARRYING       FAIR
(THOUSANDS)                                                     VALUE       VALUE         VALUE        VALUE
---------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Assets for which carrying values approximate fair values     $   42,752   $   42,752   $   30,983   $   30,983
Available-for-Sale securities                                 1,882,456    1,882,456    1,960,245    1,960,245
Mortgage loans on real estate, net                              244,760      254,326      237,500      250,553
Policy loans                                                     31,274       31,274       30,550       30,550
Trading securities                                                   48           48          106          106
Separate account assets                                       2,028,923    2,028,923    1,736,704    1,736,704
Derivative financial instruments                                    137          137          137          137

FINANCIAL LIABILITIES
Fixed annuity reserves                                       $1,590,749   $1,549,671   $1,604,017   $1,559,175
Separate account liabilities                                  1,760,610    1,692,109    1,503,643    1,449,617
Derivative financial instruments                                    341          341          174          174
---------------------------------------------------------------------------------------------------------------



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 107

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

As of December 31, 2005 and 2004, the carrying and fair values of off-balance sheet financial instruments are not material. See Note 2 for carrying and fair value information regarding Available-for-Sale securities and mortgage loans on real estate (net of allowance for loan losses). The following methods were used to estimate the fair values of financial assets and financial liabilities:

FINANCIAL ASSETS

Assets for which carrying values approximate fair values include cash and cash equivalents. The carrying value approximates fair value due to the short-term nature of these instruments.

Available-for-Sale securities are carried at fair value in the Balance Sheets. Gains and losses are recognized in the results of operations upon disposition. In addition, impairment losses are recognized when management determines that a decline in value is other-than-temporary.

The fair value of mortgage loans on real estate, except those with significant credit deterioration, are estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

The fair value of policy loans approximates carrying value.

Trading securities are carried at fair value in the Balance Sheets with changes in fair value recognized in current period earnings.

Separate account assets are carried at fair value in the Balance Sheets.

Derivative financial instruments are carried at fair value within other assets or other liabilities. The fair value of the derivative financial instruments are determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs.

FINANCIAL LIABILITIES

Fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value is estimated using discounted cash flows based on current interest rates. The fair value of these reserves excludes life insurance related elements of $99.3 million and $98.8 million as of December 31, 2005 and 2004, respectively. If the fair value of the fixed annuities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with the fixed annuities of $48.1 million and $53.7 million as of December 31, 2005 and 2004, respectively.

Fair values of separate account liabilities, excluding life insurance-related elements of $268.3 million and $233.1 million at December 31, 2005 and 2004, respectively, are estimated as the accumulated value less applicable surrender charges. If the fair value of the separate account liabilities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with separate account liabilities of $101.3 million and $86.2 million as of December 31, 2005 and 2004, respectively.

11. COMMITMENTS AND CONTINGENCIES

At December 31, 2005 and 2004, IDS Life of New York had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Securities and Exchange Commission, the National Association of Securities Dealers and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. IDS Life of New York has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

IDS Life of New York is involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. IDS Life of New York believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The IRS routinely examines IDS Life of New York's federal income tax returns and recently completed its audit of IDS Life of New York for the 1993 through 1996 tax years. The IRS is currently conducting an audit of IDS Life of New York for the 1997 through 2002 tax years. Management does not believe there will be a material adverse effect on IDS Life of New York's financial condition or results of operations as a result of these audits.



108 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

12. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

(THOUSANDS)                                                            2005         2004         2003
--------------------------------------------------------------------------------------------------------
Net income, per accompanying financial statements                   $  44,210    $  41,238    $  34,644
Deferred policy acquisition costs                                     (14,469)     (14,049)     (18,908)
Deferred sales inducement costs                                        (2,577)      (1,293)      (1,966)
Adjustments of future policy benefit liabilities                      (10,343)      (4,169)      (6,103)
Deferred income tax expense                                            14,182       10,987        4,745
Cumulative effect of accounting change, net of tax                         --        2,748           --
Provision for losses on investments                                      (500)         800          340
Interest maintenance reserves gain/loss transfer and amortization      (5,262)        (988)      (6,650)
Adjustment to separate account reserves                                14,075        4,185        6,711
Other, net                                                             (2,439)       3,027          737
--------------------------------------------------------------------------------------------------------
Statutory-basis net income                                          $  36,877    $  42,486    $  13,550
--------------------------------------------------------------------------------------------------------

(THOUSANDS)                                                            2005         2004         2003
--------------------------------------------------------------------------------------------------------
Stockholder's equity, per accompanying financial statements         $ 459,039    $ 476,752    $ 459,501
Deferred policy acquisition costs                                    (230,270)    (208,890)    (196,385)
Deferred sales inducements                                            (11,554)      (8,382)      (7,681)
Adjustments of future policy benefit liabilities                       27,866       31,815       21,874
Deferred income tax liabilities                                        49,337       62,712       61,647
Asset valuation reserve                                               (18,077)     (15,021)     (10,111)
Net unrealized loss (gain) on investments                               2,663      (15,050)     (16,618)
Adjustments of separate account liabilities                            71,343       60,737       56,516
Adjustments of investments to amortized cost                           (2,300)     (52,563)     (52,048)
Premiums due, deferred and in advance                                     925        1,063        1,186
Deferred revenue liability                                              4,242        4,457        4,584
Reserves for mortgage loan losses                                       1,797        2,298        1,498
Non-admitted assets                                                   (27,576)     (28,716)     (33,757)
Interest maintenance reserve                                           (8,953)      (5,459)      (5,007)
Reinsurance ceded reserves                                            (35,042)     (31,245)     (24,209)
Other, net                                                              6,232        2,064          563
--------------------------------------------------------------------------------------------------------
Statutory-basis capital and surplus                                 $ 289,672    $ 276,572    $ 261,553
--------------------------------------------------------------------------------------------------------



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 109

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying Balance Sheets of IDS Life Insurance Company of New York (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2005 and 2004, and the related Statements of Income, Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of IDS Life Insurance Company of New York's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the Financial Statements, in 2004 IDS Life Insurance Company of New York adopted the provisions of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts."

As discussed in Note 1, retained earnings for the beginning of 2003 has been restated to correct the accounting for deferred taxes as of that date.


                                                         /s/ Ernst & Young LLP


Minneapolis, Minnesota
February 27, 2006



110 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

BALANCE SHEETS

DECEMBER 31, (THOUSANDS, EXCEPT SHARE DATA)                                                                2005         2004
ASSETS

Investments:
Available-for-Sale:
   Fixed maturities, at fair value (amortized cost: 2005, $1,345,119; 2004, $1,346,261)                 $1,347,418   $1,398,741
   Preferred and common stocks, at fair value (cost: 2005, $0; 2004, $2,000)                                    --        2,082
Mortgage loans on real estate, at cost (less allowance for loan losses: 2005 and 2004, $2,297)             168,876      166,218
Policy loans                                                                                                31,274       30,550
Trading securities and other investments                                                                        12           30
--------------------------------------------------------------------------------------------------------------------------------
      Total investments                                                                                  1,547,580    1,597,621

Cash and cash equivalents                                                                                   28,241       25,176
Reinsurance recoverables                                                                                    36,885       31,006
Amounts due from brokers                                                                                        65            9
Other accounts receivable                                                                                    3,486        2,740
Accrued investment income                                                                                   16,839       17,630
Deferred policy acquisition costs                                                                          210,284      190,548
Deferred sales inducement costs                                                                              9,562        6,186
Other assets                                                                                                 5,685        5,543
Separate account assets                                                                                  1,955,133    1,681,670
--------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                      $3,813,760   $3,558,129
================================================================================================================================
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Future policy benefits:
   Fixed annuities                                                                                      $1,126,367   $1,137,105
   Variable annuity guarantees                                                                                 921        1,565
   Universal life insurance                                                                                187,589      183,305
   Traditional life insurance                                                                               20,973       20,256
   Disability income and long-term care insurance                                                          122,476      110,536
Policy claims and other policyholders' funds                                                                 6,796        5,600
Deferred income taxes, net (as restated for 2004, see Note 1)                                               18,776       24,267
Other liabilities                                                                                            8,410       13,000
Separate account liabilities                                                                             1,955,133    1,681,670
--------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                                  3,447,441    3,177,304
--------------------------------------------------------------------------------------------------------------------------------
Stockholder's equity:
   Capital stock, $10 par value; 200,000 shares authorized, issued and outstanding                           2,000        2,000
   Additional paid-in capital                                                                               49,000       49,000
   Retained earnings (as restated for 2004, see Note 1)                                                    314,519      299,846
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                          800       29,979
--------------------------------------------------------------------------------------------------------------------------------
      Total stockholder's equity                                                                           366,319      380,825
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                                              $3,813,760   $3,558,129
================================================================================================================================

See accompanying Notes to Financial Statements.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 111

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

STATEMENTS OF INCOME

YEARS ENDED DECEMBER 31, (THOUSANDS)                                      2005         2004        2003
REVENUES
Premiums:
   Traditional life insurance                                          $   4,397    $   4,072    $   3,825
   Disability income and long-term care insurance                         17,696       17,643       17,873
-----------------------------------------------------------------------------------------------------------
      Total premiums                                                      22,093       21,715       21,698
Net investment income                                                     88,729       86,035       87,117
Contractholder and policyholder charges                                   32,756       31,519       29,729
Mortality and expense risk and other fees                                 23,369       20,605       14,326
Net realized gain (loss) on investments                                    7,250          575         (338)
-----------------------------------------------------------------------------------------------------------
      Total revenues                                                     174,197      160,449      152,532
-----------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
Death and other benefits:
   Traditional life insurance                                              2,845        2,693        3,812
   Investment contracts and universal life-type insurance                  8,931       11,541       11,885
   Disability income and long-term care insurance                          6,009        5,264        3,598
(Decrease) increase in liabilities for future policy benefits:
   Traditional life insurance                                               (404)        (556)        (704)
   Disability income and long-term care insurance                          8,064        8,897       10,401
Interest credited to account values                                       51,202       48,403       51,823
Amortization of deferred policy acquisition costs                         16,014       10,489        8,479
Separation costs                                                           3,915           --           --
Other insurance and operating expenses                                    23,180       17,862       17,024
-----------------------------------------------------------------------------------------------------------
      Total benefits and expenses                                        119,756      104,593      106,318
-----------------------------------------------------------------------------------------------------------
Income before income tax provision and accounting change                  54,441       55,856       46,214
Income tax provision                                                      17,268       18,113       15,286
-----------------------------------------------------------------------------------------------------------
Income before accounting change                                           37,173       37,743       30,928
Cumulative effect of accounting change, net of tax                            --       (2,725)          --
-----------------------------------------------------------------------------------------------------------
Net income                                                             $  37,173    $  35,018    $  30,928
===========================================================================================================

See accompanying Notes to Financial Statements.



112 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, (THOUSANDS)                                                 2005         2004         2003
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                        $  37,173    $  35,018    $  30,928
Adjustments to reconcile net income to net cash provided by operating activities:
   Cumulative effect of accounting change, net of tax                                    --        2,725           --
   Amortization of deferred policy acquisition costs                                 16,014       10,489        8,479
   Amortization of deferred sales inducement costs                                      788          892          633
   Capitalization of deferred policy acquisition costs                              (30,570)     (23,802)     (23,927)
   Capitalization of deferred sales inducement costs                                 (3,791)      (1,752)      (2,213)
   Amortization of premium, net                                                       2,545        2,236          808
   Deferred income taxes                                                             10,222        4,050        3,870
   Policyholder and contractholder charges, non-cash                                (14,565)     (14,266)     (14,352)
   Net realized (gain) loss on investments                                           (7,250)        (575)         338
   Net realized gain on trading securities                                               --           (1)          --
Change in operating assets and liabilities:
   Trading securities, net                                                               18          (29)          --
   Future policy benefits for traditional life, disability income and long-term      12,657       13,750       14,246
   care insurance
   Policy claims and other policyholder's funds                                       1,196          822        2,435
   Policy loans, excluding universal life-type insurance:
      Repayment                                                                       2,266        2,494        2,566
      Issuance                                                                       (2,792)      (2,554)      (2,230)
   Reinsurance recoverables                                                          (5,879)      (6,827)      (4,112)
   Other accounts receivable                                                           (746)        (609)        (555)
   Accrued investment income                                                            791           25         (707)
   Other assets and liabilities, net                                                 (3,633)        (702)      (1,857)
----------------------------------------------------------------------------------------------------------------------
      Net cash provided by operating activities                                      14,444       21,384       14,350
----------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
   Sales                                                                            159,378       92,583      488,168
   Maturities, sinking fund payments and calls                                      135,670      128,099      139,530
   Purchases                                                                       (287,197)    (278,401)    (718,910)
Other investments, excluding policy loans:
   Sales, maturities, sinking fund payments and calls                                16,701       31,508       24,184
   Purchases                                                                        (19,361)     (40,402)     (70,848)
   Change in amounts due to and from brokers, net                                       (56)           3          (12)
----------------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) investing activities                             5,135      (66,610)    (137,888)
----------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to investment contracts and universal life-type insurance:
   Considerations received                                                           75,403      111,916      141,822
   Interest credited to account values                                               51,202       48,403       51,823
   Surrenders and other benefits                                                   (120,421)     (81,182)     (61,174)
Universal life-type insurance policy loans:
   Repayment                                                                          5,030        4,735        4,484
   Issuance                                                                          (5,228)      (5,585)      (3,908)
Cash dividends to IDS Life Insurance Company                                        (22,500)     (21,500)     (20,000)
----------------------------------------------------------------------------------------------------------------------
      Net cash (used in) provided by financing activities                           (16,514)      56,787      113,047
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents                                  3,065       11,561      (10,491)
Cash and cash equivalents at beginning of year                                       25,176       13,615       24,106
----------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                                          $  28,241    $  25,176    $  13,615
======================================================================================================================

Supplemental disclosures:
   Income taxes paid                                                              $  12,132    $  12,378    $  12,340
   Interest paid on borrowings                                                            8           --          108

See accompanying Notes to Financial Statements



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 113

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                    ADDITIONAL                 ACCUMULATED OTHER
                                                                        CAPITAL      PAID-IN       RETAINED      COMPREHENSIVE
FOR THE THREE YEARS ENDED DECEMBER 31, 2005 (THOUSANDS)     TOTAL        STOCK       CAPITAL       EARNINGS        INCOME
---------------------------------------------------------------------------------------------------------------------------------
Balances at December 31, 2002 as previously reported      $ 381,855    $   2,000    $   49,000    $  295,714   $          35,141
Deferred tax adjustment (Note 1)                            (20,314)                                 (20,314)
                                                          -----------------------------------------------------------------------
Balances at December 31, 2002, as restated                  361,541        2,000        49,000       275,400              35,141
Comprehensive income:
   Net income                                                30,928                                   30,928
   Change in unrealized holding gains on securities, net     (3,912)                                                      (3,912)
                                                          ---------
   Total comprehensive income                                27,016
Cash dividends                                              (20,000)                                 (20,000)
---------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2003, as restated                  368,557        2,000        49,000       286,328              31,229
Comprehensive income:
   Net income                                                35,018                                   35,018
   Change in unrealized holding gains on securities, net     (1,250)                                                      (1,250)
                                                          ---------
   Total comprehensive income                                33,768
Cash dividends                                              (21,500)                                 (21,500)
---------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2004, as restated                  380,825        2,000        49,000       299,846              29,979
Comprehensive income:
   Net income                                                37,173                                   37,173
   Change in unrealized holding gains on securities, net    (29,179)                                                     (29,179)
                                                          ---------
   Total comprehensive income                                 7,994
Cash dividends                                              (22,500)                                 (22,500)
---------------------------------------------------------------------------------------------------------------------------------
Balances at December 31, 2005                             $ 366,319    $   2,000    $   49,000    $  314,519   $             800
=================================================================================================================================

See accompanying Notes to Financial Statements.


114 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business

IDS Life Insurance Company of New York (IDS Life of New York) is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York and North Dakota. IDS Life of New York is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is domiciled in Minnesota. IDS Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). IDS Life of New York serves residents of the State of New York.

Prior to August 1, 2005, Ameriprise Financial was referred to as American Express Financial Corporation. On February 1, 2005 American Express Company (American Express) announced its intention to pursue the disposition of 100% of its shareholding in what is now Ameriprise Financial (the Separation) through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and distribution of common shares to American Express shareholders (the Distribution). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the separation of its business and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. IDS Life of New York was allocated certain separation and Distribution-related expenses incurred as a result of Ameriprise Financial becoming an independent company. Cumulatively, the expenses incurred and allocated to IDS Life of New York are significant to IDS Life of New York.

IDS Life of New York's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. IDS Life of New York's fixed deferred annuities guarantee a minimum interest rate during the accumulation period (the time before annuity payments begin). However, IDS Life of New York has the option of paying a higher rate set at its discretion. IDS Life of New York also offers variable annuities, including the RiverSource Retirement Advisor Advantage Plus(SM) Variable Annuity and the RiverSource Retirement Advisor Select Plus(SM) Variable Annuity. Life insurance products currently offered by IDS Life of New York include universal life (fixed and variable, single life and joint life) and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. IDS Life of New York also markets disability income (DI) insurance. Although IDS Life of New York discontinued issuance of long-term care (LTC) insurance at the end of 2002, IDS Life retains risk on a large block of existing contracts, most of which are 50% reinsured. In May 2003, IDS Life of New York began outsourcing claims administration on LTC.

Under IDS Life of New York's variable life and annuity products described above, the purchaser may choose among investment options that include IDS Life of New York's "general account" and separate account investment options. Separate account options include accounts investing in common stocks, bonds, managed funds and/or short-term securities.

Basis of Presentation

The accompanying Financial Statements have been prepared in conformity with United States generally accepted accounting principles (GAAP) which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (IDS Life of New York's primary regulator), as reconciled in Note 12. Certain prior year amounts have been reclassified to conform to the current year's presentation. Additionally, IDS Life of New York recorded a $20.3 million adjustment to decrease December 31, 2002 retained earnings. The adjustment resulted from a detailed review of the deferred tax asset and liability accounts whereby it was determined that IDS Life of New York did not give proper consideration to all temporary differences, which increased the previously reported balance for deferred income taxes, net and decreased the previously reported balance for retained earnings as of December 31, 2004. The transactions that gave rise to the temporary differences primarily occurred in 2001 and prior years. Accordingly, this restatement has no effect on the reported results of operations for 2004 and 2003.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 115

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

BALANCE SHEET

INVESTMENTS

Investments consist of the following:

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value on the Balance Sheets with unrealized gains (losses) recorded in accumulated other comprehensive income (loss) within equity, net of income tax provision (benefit) and net of adjustments in asset and liability balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. IDS Life of New York also considers the extent to which amortized cost exceeds fair value, the duration of that difference, and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Statements of Income. Fair value is generally based on quoted market prices.

Mortgage Loans on Real Estate, Net

Mortgage loans on real estate reflect principal amounts outstanding less allowance for mortgage loan losses. The allowance for mortgage loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for mortgage loan losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

IDS Life of New York generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy Loans

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Trading Securities and Other Investments

Included in trading securities and other investments is separate account seed money. Separate account seed money is carried at fair market value with changes in value recognized in the Statements of Income within net investment income.

CASH AND CASH EQUIVALENTS

IDS Life of New York has defined cash equivalents to include highly liquid investments with original maturities of 90 days or less.

REINSURANCE

IDS Life of New York reinsures a portion of the insurance risks associated with its life and LTC insurance products through reinsurance agreements with unaffiliated insurance companies. Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. IDS Life of New York evaluates the financial condition of reinsurers to manage its exposure to significant losses from reinsurer insolvencies. IDS Life of New York remains primarily liable as the direct insurer on all risks reinsured.

Generally, IDS Life of New York reinsures 90% of the death benefit liability related to fixed and variable universal life and term life insurance products insuring a single life. IDS Life of New York began reinsuring risks at this level beginning in 2002 for term life insurance and 2003 for variable and universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. The maximum amount of life insurance risk retained by IDS Life of New York is $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies sold after 1995, IDS Life of New York retained 50% of the risk and the remaining 50% of the risk was ceded to General Electric Capital Assurance Company of New York. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Risk on recent term life and LTC policies is reinsured on a coinsurance basis.

IDS Life of New York retains all risk for new claims on DI contracts. Risk is currently managed by limiting the amount of disability insurance written on any one individual. IDS Life of New York also retains all accidental death benefit and waiver of premium risk.



116 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

DEFERRED POLICY ACQUISITION COSTS

DAC represents the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and life, DI and LTC insurance products. These costs are deferred to the extent they are recoverable from future profits. For annuity and insurance products, DAC is amortized over periods approximating the lives of the business, generally as a percentage of premiums or estimated gross profits or as a portion of product interest margins depending on the product's characteristics.

For IDS Life of New York's annuity and insurance products, the projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality and morbidity rates, persistency, maintenance expense levels and customer asset value growth rates for variable products. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as interest margin, mortality and morbidity rates, persistency and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an increase in DAC amortization expense while a decrease in amortization percentage will result in a decrease in DAC amortization expense. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

DEFERRED SALES INDUCEMENT COSTS

Deferred sales inducement costs (DSIC) consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of the American Institute of Certified Public Accountants (AICPA) Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities are funds held for exclusive benefit of variable annuity contractholders and variable life insurance policyholders. IDS Life of New York receives mortality and expense risk and other fees, including payments from its affiliate, RiverSource Investments, LLC for providing certain sponsor and related servicing activity, which are based on asset levels, guaranteed minimum death benefit (GMDB) fees and cost of insurance charges from the related accounts. In addition, IDS Life of New York also receives marketing and administrative support payments from the affiliates of other companies' funds included as investment options in its variable annuity and variable life insurance products, which vary based on the level of variable assets.

IDS Life of New York provides contractual mortality assurances to variable annuity contractholders that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. IDS Life of New York makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. IDS Life of New York also guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, IDS Life of New York guarantees that the rates at which insurance charges and administrative charges are deducted from contract funds will not exceed contractual maximums. IDS Life of New York also guarantees that death benefits will continue to be payable at the initial level regardless of investment performance so long as the minimum premium payments are made.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 117

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

LIABILITIES FOR FUTURE POLICY BENEFITS AND CLAIMS

Fixed Annuities and Variable Annuity Guarantees

Liabilities for fixed and variable deferred annuities are equal to accumulation values which are the cumulative gross deposits, credited interest and fund performance less withdrawals and mortality and expense risk charges.

The majority of the variable annuity contracts offered by IDS Life of New York contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. IDS Life of New York also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings. These are referred to as gain gross-up (GGU) benefits. In addition, IDS Life of New York offers contracts containing guaranteed minimum withdrawal benefit (GMWB) provisions.

Effective January 1, 2004, liabilities for these variable annuity death benefits have been established under SOP 03-1. Actuarial models to simulate various equity market scenarios are used to project these benefits and contract assessments and include making significant assumptions related to customer asset value growth rates, mortality, persistency and investment margins. These assumptions, as well as their periodic review by management, are consistent with those used for DAC purposes. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. See the "Recently Issued Accounting Standards" section below and Note 4 for more information about these guaranteed benefits.

GMWB provisions are considered embedded derivatives under Statement of Financial Accounting Standards Board No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133) and, accordingly, are carried at fair value within future policy benefits for variable annuity guarantees on the Balance Sheets. The fair value of these embedded derivatives is based on the present value of future benefits less applicable fees charged for the provision. Changes in fair value are reflected in death and other benefits for investment contracts and universal life-type insurance within the Statements of Income.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2005, depending on year of issue, with an average rate of approximately 6.0%.

Life, Disability Income and Long-Term Care Policies

Liabilities for insurance claims that have been reported but have not yet been paid (unpaid claim liabilities) are equal to the death benefits payable under the policies. For DI and LTC claims, unpaid claim liabilities are equal to benefit amounts due and accrued including the expense of reviewing claims and making benefit payment determinations. Liabilities for claims that have been incurred but not reported are estimated based on periodic analysis of the actual lag between when a claim occurs and when it is reported. Where applicable, amounts recoverable from other insurers who share in the risk of the products offered (reinsurers) are separately recorded as receivables.

Liabilities for fixed and variable universal life insurance are equal to accumulation values which are the cumulative gross deposits, credited interest, and fund performance less withdrawals and mortality and expense risk charges. Liabilities for future benefits on term and whole life insurance are based on the net level premium method, using anticipated premium payments, mortality rates, policy persistency and interest rates earned on the assets supporting the liability. Anticipated mortality rates are based on established industry mortality tables, with modifications based on IDS Life of New York's experience. Anticipated policy premium payments and persistency rates vary by policy form, issue age and policy duration. Anticipated interest rates range from 4% to 10% at December 31, 2005, depending on policy form, issue year and policy duration. IDS Life of New York issues only non-participating life insurance policies, which do not pay dividends to policyholders from the insurers' earnings.

Liabilities for future policy benefits include both policy reserves and claim reserves on DI and LTC products. Policy reserves are the amounts needed to meet obligations for future claims and are based on the net level premium method, using anticipated premium payments and morbidity, mortality, policy persistency and discount rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for DI policies, occupation class. Anticipated discount rates for DI policy reserves are 7.5% at policy issue and grade to 5% over 5 years. Anticipated discount rates for LTC policy reserves are currently 6.0% at December 31, 2005 grading up to 8.9% over 29 years.

Claim reserves on DI and LTC products are the amounts needed to meet obligations for continuing claim payments on already incurred claims. Claim reserves are calculated based on claim continuance tables which estimate the likelihood that an individual will continue to be eligible for benefits and anticipated interest rates earned on assets supporting the reserves. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both DI and LTC range from 3.0% to 8.0% at December 31, 2005, with an average rate of approximately 4.9%.



118 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

REVENUES AND EXPENSES

IDS Life of New York's principal sources of revenue include premium revenues, net investment income, contractholder and policyholder charges and mortality and expense risk and other fees.

Premium Revenues

Premium revenues include premiums on traditional life, DI and LTC insurance products. Such premiums are recognized as revenue when due.

Net Investment Income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, mortgage loans on real estate and policy loans. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Contractholder and Policyholder Charges

Contractholder and policyholder charges include certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance and administrative and surrender charges. Cost of insurance charges on fixed and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Mortality and Expense Risk and Other Fees

Mortality and expense risk and other fees include risk, management and administration fees, which are generated directly and indirectly from IDS Life of New York's separate account assets. IDS Life of New York's management and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Gain (Loss) on Investments

Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Separation Costs

During 2005, Ameriprise Financial developed an allocation policy for separation costs resulting in the allocation of certain costs to IDS Life of New York that it considered to be a reasonable reflection of separation costs benefiting IDS Life of New York. Separation costs generally consist of allocated financial advisor and employee retention program costs, re-branding and marketing costs and costs to separate and reestablish technology platforms related to the separation and Distribution of Ameriprise Financial.

Income Taxes

IDS Life of New York's taxable income is included in the consolidated federal income tax return of American Express through September 30, 2005. IDS Life of New York's taxable income will be included with IDS Life in filing a separate consolidated life insurance company federal income tax return for five tax years following the Distribution including the period October 1, 2005 through December 31, 2005. IDS Life of New York provides for income taxes on a separate return basis, except that, under an agreement with IDS Life, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of IDS Life that IDS Life will reimburse subsidiaries for all tax benefits.

RECENTLY ISSUED ACCOUNTING STANDARDS

On November 3, 2005, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. FSP FAS 115-1 and FAS 124-1 are effective for reporting periods beginning after December 15, 2005. IDS Life of New York anticipates the impact of FSP FAS 115-1 and FAS 124-1 on IDS Life of New York's results of operations and financial condition will not be material.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 119

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. IDS Life of New York is currently evaluating the impact of SOP 05-1 on IDS Life of New York's results of operations and financial condition.

In May 2005, the FASB issued SFAS 154, "Accounting Changes and Error Corrections" (SFAS 154). This statement replaces APB Opinion No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements" and changes the requirements for the accounting for and reporting of a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. IDS Life of New York does not anticipate SFAS 154 will materially impact its Financial Statements upon its adoption on January 1, 2006.

In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (SFAS No. 97), Permit or Require Accrual of an Unearned Revenue Liability" (FSP 97-1). The implementation of SOP 03-1 raised a question regarding the interpretation of the requirements of SFAS No. 97 concerning when it is appropriate to record an unearned revenue liability. FSP 97-1 clarifies that SFAS No. 97 is clear in its intent and language, and requires the recognition of an unearned revenue liability for amounts that have been assessed to compensate insurers for services to be performed over future periods. SOP 03-1 describes one situation, when assessments result in profits followed by losses, where an unearned revenue liability is required. SOP 03-1 does not amend SFAS No. 97 or limit the recognition of an unearned revenue liability to the situation described in SOP 03-1. The guidance in FSP 97-1 is effective for financial statements for fiscal periods beginning after June 18, 2004. The adoption of FSP 97-1 did not have a material impact on IDS Life of New York's results of operations or financial condition.

In July 2003, the AICPA issued SOP 03-1 effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance on separate account presentation and accounting for interests in separate accounts. Additionally, SOP 03-1 provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements. Lastly, SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where an additional liability is established, the recognition of this liability will then be considered in amortizing DAC and any DSIC associated with those insurance or annuity contracts.

The adoption of SOP 03-1 as of January 1, 2004, resulted in a cumulative effect of accounting change that reduced 2004 results by $2.7 million ($4.2 million pretax). The cumulative effect of accounting change consisted of: (i) $2.0 million pretax from establishing additional liabilities for certain variable annuity guaranteed benefits ($1.8 million) and from considering these liabilities in valuing DAC and DSIC associated with those contracts ($0.2 million) and (ii) $2.2 million pretax from establishing additional liabilities for certain variable universal life and single pay universal life insurance contracts under which contractual cost of insurance charges are expected to be less than future death benefits ($2.8 million) and from considering these liabilities in valuing DAC associated with those contracts ($0.6 million offset). Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. IDS Life of New York's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement.

The AICPA released a series of technical practice aids (TPAs) in September 2004, which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on IDS Life of New York's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

In January 2003, the FASB issued FASB Interpretation No. 46, "Consolidation of Variable Interest Entities," as revised (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. The entities considered VIEs under FIN 46 include secured loan trusts (SLTs) for which IDS Life of New York had an 8% ownership interest in each of the two SLT structures. However, IDS Life of New York was not required to consolidate the SLTs as it is not the primary beneficiary. IDS Life of New York liquidated its interests in the SLTs during 2004 and 2005.



120 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

2. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES

Available-for-Sale securities at December 31, 2005 are distributed by type as presented below:

-------------------------------------------------------------------------------------------------------
                                                                   GROSS        GROSS
                                                    AMORTIZED    UNREALIZED   UNREALIZED      FAIR
(THOUSANDS)                                           COST         GAINS        LOSSES        VALUE
-------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate debt securities                       $   706,587   $   12,328   $  (10,116)  $   708,799
   Mortgage and other asset-backed securities          442,386        3,924       (5,731)      440,579
   Foreign corporate bonds and obligations             165,939        4,457       (2,598)      167,798
   U.S. Government and agencies obligations             17,999           63         (383)       17,679
   Foreign government bonds and obligations              6,212          566           (8)        6,770
   State and municipal obligations                       5,996           --         (203)        5,793
-------------------------------------------------------------------------------------------------------
Total fixed maturities                               1,345,119       21,338      (19,039)    1,347,418
-------------------------------------------------------------------------------------------------------
   Total                                           $ 1,345,119   $   21,338   $  (19,039)  $ 1,347,418
-------------------------------------------------------------------------------------------------------

Available-for-Sale securities at December 31, 2004 are distributed by type as presented below:

-------------------------------------------------------------------------------------------------------
                                                                   GROSS        GROSS
                                                    AMORTIZED    UNREALIZED   UNREALIZED      FAIR
(THOUSANDS)                                           COST         GAINS        LOSSES        VALUE
-------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate debt securities                       $   712,769   $   33,335   $   (1,686)  $   744,418
   Mortgage and other asset-backed securities          393,336       11,098         (530)      403,904
   Foreign corporate bonds and obligations             169,472       10,939         (549)      179,862
   U.S. Government and agencies obligations             18,447          142          (40)       18,549
   Foreign government bonds and obligations              5,909          503          (43)        6,369
   State and municipal obligations                       5,995           28         (159)        5,864
   Structured investments(a)                            40,333           --         (558)       39,775
-------------------------------------------------------------------------------------------------------
Total fixed maturities                               1,346,261       56,045       (3,565)    1,398,741
Preferred and common stocks                              2,000           82           --         2,082
-------------------------------------------------------------------------------------------------------
   Total                                           $ 1,348,261   $   56,127   $   (3,565)  $ 1,400,823
-------------------------------------------------------------------------------------------------------

(a)   Includes unconsolidated collateralized debt obligations and SLTs.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 121

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

At December 31, 2005 and 2004, fixed maturity securities, excluding net unrealized appreciation and depreciation, comprised approximately 87% and 89% of IDS Life of New York's total investments, respectively. These securities are rated by Moody's Investors Service, Inc. (Moody's) and Standard & Poor's (S&P), except for approximately $52 million and $63 million of securities at December 31, 2005 and 2004, respectively, which are rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary by rating (excluding net unrealized appreciation and depreciation) on December 31 is as follows:

RATING                                                        2005        2004
-------------------------------------------------------------------------------
AAA                                                             36%         32%
AA                                                               6           3
A                                                               24          25
BBB                                                             27          31
Below investment grade                                           7           9
-------------------------------------------------------------------------------
   Total                                                       100%        100%
-------------------------------------------------------------------------------

At December 31, 2005 and 2004, approximately 36% and 51%, respectively, of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of stockholder's equity.

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005:

(THOUSANDS)                                    LESS THAN 12 MONTHS        12 MONTHS OR MORE           TOTAL
---------------------------------------------------------------------------------------------------------------------
                                                 FAIR     UNREALIZED     FAIR      UNREALIZED     FAIR     UNREALIZED
DESCRIPTION OF SECURITIES:                       VALUE      LOSSES       VALUE       LOSSES       VALUE      LOSSES
---------------------------------------------------------------------------------------------------------------------
Corporate debt securities                      $342,160   $   (7,529)  $  58,020    $(2,587)    $400,180   $ (10,116)
Mortgage and other asset-backed securities      234,001       (4,409)     37,259     (1,322)     271,260      (5,731)
Foreign corporate bonds and obligations          59,315       (1,450)     25,266     (1,148)      84,581      (2,598)
U.S. Government and agencies obligations         17,194         (383)         --         --       17,194        (383)
Foreign government bonds and obligations            332           (8)         --         --          332          (8)
State and municipal obligations                   4,836         (158)        957        (45)       5,793        (203)
---------------------------------------------------------------------------------------------------------------------
   Total                                       $657,838   $  (13,937)  $ 121,502    $(5,102)    $779,340   $ (19,039)
---------------------------------------------------------------------------------------------------------------------

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004:

(THOUSANDS)                                    LESS THAN 12 MONTHS        12 MONTHS OR MORE           TOTAL
----------------------------------------------------------------------------------------------------------------------
                                                 FAIR     UNREALIZED     FAIR      UNREALIZED     FAIR     UNREALIZED
DESCRIPTION OF SECURITIES:                       VALUE      LOSSES       VALUE       LOSSES       VALUE      LOSSES
----------------------------------------------------------------------------------------------------------------------
Corporate debt securities                      $110,355   $     (815)  $  29,451   $     (871)  $139,806   $   (1,686)
Mortgage and other asset-backed securities       43,776         (486)      5,607          (44)    49,383         (530)
Foreign corporate bonds                          29,093         (245)     21,196         (304)    50,289         (549)
U.S. Government and agencies obligations          4,944          (40)         --           --      4,944          (40)
Foreign government bonds and obligations             97           (3)        767          (40)       864          (43)
State and municipal obligations                      --           --       3,843         (159)     3,843         (159)
Structured investments                               --           --      17,165         (558)    17,165         (558)
----------------------------------------------------------------------------------------------------------------------
   Total                                       $188,265   $   (1,589)  $  78,029   $   (1,976)  $266,294   $   (3,565)
----------------------------------------------------------------------------------------------------------------------

In evaluating potential other-than-temporary impairments, IDS Life of New York considers the extent to which amortized costs exceeds fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2005:

(MILLIONS, EXCEPT
NUMBER OF SECURITIES)            LESS THAN 12 MONTHS                   12 MONTHS  OR MORE                       TOTAL
------------------------------------------------------------------------------------------------------------------------------------
                                                     GROSS                              GROSS                               GROSS
RATIO OF FAIR VALUE TO    NUMBER OF               UNREALIZED  NUMBER OF               UNREALIZED   NUMBER OF              UNREALIZED
AMORTIZED COST           SECURITIES  FAIR VALUE     LOSSES    SECURITIES  FAIR VALUE    LOSSES    SECURITIES  FAIR VALUE    LOSSES
------------------------------------------------------------------------------------------------------------------------------------
95% - 100%                  252         $639         $(12)        43       $ 98          $(4)         295        $737       $(16)
90% - 95%                    21           16           (1)        10         22           (1)          31          38         (2)
80% - 90%                     2            3           (1)         2          1           --            4           4         (1)
------------------------------------------------------------------------------------------------------------------------------------
   Total                    275         $658         $(14)        55       $121          $(5)         330        $779       $(19)
------------------------------------------------------------------------------------------------------------------------------------



122 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

A majority of the gross unrealized losses related to corporate debt securities and substantially all of the gross unrealized losses related to mortgage and other asset-backed securities are attributable to changes in interest rates. A portion of the gross unrealized losses particularly related to corporate debt securities is also attributed to credit spreads and specific issuer credit events. As noted in the table above, a significant portion of the unrealized loss relates to securities that have a fair value to amortized cost ratio of 95% or above resulting in an overall 98% ratio of fair value to amortized cost for all securities with an unrealized loss. From an overall perspective, the gross unrealized losses are not concentrated in any individual industries or with any individual securities. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, is $0.5 million. The securities related to this issuer have a fair value to amortized cost ratio of 95% or above and have been in an unrealized loss position for 12 months or more.

IDS Life of New York monitors the investments and metrics discussed previously on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairment. See the Investments section of Note 1 for information regarding IDS Life of New York's policy for determining when an investment's decline in value is other-than-temporary. As stated earlier, IDS Life of New York's ongoing monitoring process has revealed that a significant portion of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in interest rates. Additionally, IDS Life of New York has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none are other-than-temporarily impaired at December 31, 2005.

The change in net unrealized securities gains (losses) recognized in accumulated other comprehensive income includes three components, net of tax:
(i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized (gains) losses) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents these components of other comprehensive income, net of tax:

(THOUSANDS)                                                                                2005        2004       2003
-------------------------------------------------------------------------------------------------------------------------
Holding (losses) gains, net of tax of $15,053, $818, and $1,742, respectively          $ (27,956)    $ 1,519     $(3,235)
Reclassification of realized gains, net of tax of $2,539, $641, and $0, respectively      (4,715)     (1,191)         (1)
DAC, net of tax of $1,813, $487 and $365, respectively                                     3,367        (905)       (676)
DSIC, net of tax of $131, $137, and $0, respectively                                         242        (254)         --
Fixed annuity liabilities, net of tax of $63, $226, and $0, respectively                    (117)       (419)         --
-------------------------------------------------------------------------------------------------------------------------
Net unrealized securities losses                                                       $ (29,179)    $(1,250)    $(3,912)
-------------------------------------------------------------------------------------------------------------------------

The following is a distribution of Available-for-Sale securities by maturity as of December 31, 2005:

                                                         AMORTIZED     FAIR
(THOUSANDS)                                                COST        VALUE
--------------------------------------------------------------------------------
Due within 1 year                                       $   18,704   $   18,862
Due after 1 through 5 years                                193,723      195,910
Due after 5 through 10 years                               631,312      630,491
Due after 10 years                                          58,994       61,576
--------------------------------------------------------------------------------
                                                           902,733      906,839
Mortgage and other asset-backed securities                 442,386      440,579
--------------------------------------------------------------------------------
Total                                                   $1,345,119   $1,347,418
--------------------------------------------------------------------------------

The expected payments on mortgage and other asset-backed securities may not coincide with their contractual maturities. As such, these securities were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(THOUSANDS)                                          2005        2004       2003
-----------------------------------------------------------------------------------
Sales                                              $159,378    $ 92,583   $488,168
Maturities, sinking fund payments and calls        $135,670    $128,099   $139,530
Purchases                                          $287,197    $278,401   $718,910
-----------------------------------------------------------------------------------



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 123

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

Included in net realized gains and losses were gross realized gains and losses on sales of securities, as well as other-than-temporary losses on investments, classified as Available-for-Sale, using the specific identification method, as noted in the following table for the years ended December 31:

(THOUSANDS)                                       2005         2004          2003
-----------------------------------------------------------------------------------
Gross realized gains from sales                 $ 8,949      $  2,224     $ 15,397
Gross realized losses from sales                $(1,068)     $   (392)    $ (8,271)
Other-than-temporary impairments                $  (627)     $     --     $ (7,125)
-----------------------------------------------------------------------------------

The $0.6 million of other-than-temporary impairments in 2005 primarily relate to corporate debt securities within the auto industry which were downgraded in 2005 and subsequently deteriorated throughout the year in terms of their fair value to amortized cost ratio. The $7.1 million of other-than-temporary impairments in 2003 consisted of $5.9 million related to corporate debt securities and $1.2 million related to IDS Life of New York's interests in a collateralized debt obligations (CDO) securitization trust which was sold in 2005 as discussed below. The other-than-temporary impairments related to corporate debt securities primarily resulted from continued operating difficulties and bankruptcies of certain large airline carriers and the related overall impact on the airline industry. The other-than-temporary impairments related to IDS Life of New York's interests in the CDO securitization trust primarily resulted from defaults associated with a specific CDO within the securitization trust.

During the second quarter of 2005, IDS Life of New York sold all of its retained interest in the CDO-related securitization trust and realized a net pretax gain of $1.3 million. The carrying value of this retained interest was $17.2 million at December 31, 2004, of which $12.7 million was considered investment grade.

At December 31, 2005 and 2004, bonds carried at $290 thousand and $293 thousand, respectively were on deposit with various states as required by law.

MORTGAGE LOANS ON REAL ESTATE AND SYNDICATED LOANS, NET

The following is a summary of mortgage loans on real estate and syndicated loans at December 31:

(THOUSANDS)                                       2005          2004
-----------------------------------------------------------------------
Mortgage loans on real estate                   $171,173      $168,515
Less: allowance for loan losses                   (2,297)       (2,297)
-----------------------------------------------------------------------
Net mortgage loans                              $168,876      $166,218
-----------------------------------------------------------------------

Mortgage loans are first mortgages on real estate. IDS Life of New York holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2005 and 2004 was not material.

At December 31, 2005 and 2004, IDS Life of New York's recorded investment in impaired mortgage loans on real estate was $2.2 million and nil, respectively, with related allowances for mortgage loan losses of $500 thousand and nil, respectively. During 2005 and 2004, the average recorded investment in impaired mortgage loans on real estate was $165 thousand and nil, respectively. IDS Life of New York recognized nil of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2005, 2004 and 2003.

The balances of and changes in the total allowance for mortgage loan losses as of and for the years ended December 31, are as follows:

(THOUSANDS)                                     2005            2004          2003
------------------------------------------------------------------------------------
Balance, beginning of year                      $ 2,297        $1,498        $1,157
Provision for mortgage loan losses                   --           799           341
------------------------------------------------------------------------------------
Balance, end of year                            $ 2,297        $2,297        $1,498
------------------------------------------------------------------------------------


124 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

(THOUSANDS)                                      2005                       2004
-------------------------------------------------------------------------------------------
                                        ON BALANCE     FUNDING     ON BALANCE     FUNDING
REGION                                     SHEET     COMMITMENTS      SHEET     COMMITMENTS
-------------------------------------------------------------------------------------------
East North Central                      $  45,488     $      --    $  42,084       $ --
Mountain                                   29,091            --       32,093         --
South Atlantic                             24,677            --       18,637         --
Middle Atlantic                            22,396            --       21,738         --
Pacific                                    22,389            --       20,527         --
New England                                10,178            --       10,496         --
West North Central                          8,537            --       12,728         --
East South Central                          6,717         1,800        6,338         --
West South Central                          1,700         2,800        3,874         --
-------------------------------------------------------------------------------------------
                                          171,173         4,600      168,515         --
Less: allowance for loan losses            (2,297)           --       (2,297)        --
-------------------------------------------------------------------------------------------
   Total                                $ 168,876     $   4,600    $ 166,218       $ --
-------------------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

(THOUSANDS)                                      2005                       2004
-------------------------------------------------------------------------------------------
                                        ON BALANCE     FUNDING     ON BALANCE     FUNDING
PROPERTY TYPE                              SHEET     COMMITMENTS      SHEET     COMMITMENTS
-------------------------------------------------------------------------------------------
Department/retail stores                $  51,585     $      --    $  48,035       $ --
Office buildings                           38,261         2,800       42,695         --
Apartments                                 33,052         1,800       34,608         --
Industrial buildings                       30,543            --       25,880         --
Medical buildings                           6,552            --        6,799         --
Hotels/motels                               5,338            --        5,516         --
Mixed use                                   1,314            --        1,355         --
Other                                       4,528            --        3,627         --
-------------------------------------------------------------------------------------------
                                          171,173         4,600      168,515         --
Less: allowance for loan losses            (2,297)           --       (2,297)        --
-------------------------------------------------------------------------------------------
   Total                                $ 168,876     $   4,600    $ 166,218       $ --
-------------------------------------------------------------------------------------------

SOURCES OF INVESTMENT INCOME AND REALIZED GAINS (LOSSES) ON INVESTMENTS

Net investment income for the years ended December 31 is summarized as follows:

(THOUSANDS)                                               2005         2004         2003
-------------------------------------------------------------------------------------------
Income on fixed maturities                             $  74,633    $  73,139    $  76,491
Income on mortgage loans on real estate                   10,457       10,535        8,830
Trading securities and other investments                   4,468        3,850        3,272
-------------------------------------------------------------------------------------------
                                                          89,558       87,524       88,593
Less: investment expenses                                    829        1,489        1,476
-------------------------------------------------------------------------------------------
   Total                                               $  88,729    $  86,035    $  87,117
-------------------------------------------------------------------------------------------

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(THOUSANDS)                                               2005         2004         2003
-------------------------------------------------------------------------------------------
Fixed maturities                                       $   7,254    $   1,832    $       1
Mortgage loans on real estate                                 (4)      (1,256)        (341)
Trading securities and other investments                      --           (1)           2
-------------------------------------------------------------------------------------------
   Total                                               $   7,250    $     575    $    (338)
-------------------------------------------------------------------------------------------



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 125

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

3. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The balances of and changes in DAC as of and for the years ended December 31, were:

(THOUSANDS)                                               2005         2004         2003
-------------------------------------------------------------------------------------------
Balance, beginning of year                             $ 190,548    $ 178,641    $ 164,234
Impact of SOP 03-1                                            --          (14)          --
Capitalization of acquisition costs                       30,570       23,802       23,927
Amortization, excluding impact of changes in
assumptions                                              (19,314)     (12,689)     (14,979)
Amortization, impact of annual third quarter changes
in DAC-related assumptions                                 3,300        2,200        6,500
Impact of changes in net unrealized securities
losses (gains)                                             5,180       (1,392)      (1,041)
-------------------------------------------------------------------------------------------
Balance, end of year                                   $ 210,284    $ 190,548    $ 178,641
-------------------------------------------------------------------------------------------

The balances of and changes in DSIC as of and for the years ended December 31, were:

(THOUSANDS)                                               2005         2004         2003
-------------------------------------------------------------------------------------------
Balance, beginning of year                             $   6,186    $   5,717    $   4,137
Capitalization of sales inducements                        3,791        1,752        2,213
Amortization                                                (788)        (892)        (633)
Impact of changes in net unrealized securities
losses (gains)                                               373         (391)          --
-------------------------------------------------------------------------------------------
Balance, end of year                                   $   9,562    $   6,186    $   5,717
-------------------------------------------------------------------------------------------

4. VARIABLE ANNUITY GUARANTEES

This note discusses variable annuity guarantees for which liabilities are established under SOP 03-1, specifically GMDB and GGU. See Note 9 for more information about guarantees for which liabilities are established under SFAS 133, specifically GMWB.

The majority of the variable annuity contracts offered by IDS Life of New York contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. IDS Life of New York also offers GGU provisions on variable annuities with death benefit provisions. IDS Life of New York has established additional liabilities for these variable annuity death benefits provisions.

The variable annuity death benefit liability is determined each period by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

The majority of the GMDB contracts provide for six year reset contract values. In determining the additional liabilities for variable annuity death benefits, IDS Life of New York projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.



126 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

The following provides summary information related to variable annuity contracts for which IDS Life of New York has established additional liabilities for death benefits as of December 31:

-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY GMDB AND GGU BY BENEFIT TYPE
(DOLLARS IN THOUSANDS)                                                                                       2005          2004
-----------------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Return of Premium   Total Contract Value                               $   309,173   $    77,607
                                                      Contract Value in Separate Accounts                $   269,427   $    51,031
                                                      Net Amount at Risk*                                $       407   $       733
                                                      Weighted Average Attained Age                               59            58
-----------------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Six Year Reset      Total Contract Value                               $ 1,545,792   $ 1,621,400
                                                      Contract Value in Separate Accounts                $ 1,263,467   $ 1,325,691
                                                      Net Amount at Risk*                                $    47,919   $    73,753
                                                      Weighted Average Attained Age                               60            60
-----------------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for One Year Ratchet    Total Contract Value                               $   120,887   $    66,339
                                                      Contract Value in Separate Accounts                $   109,223   $    56,095
                                                      Net Amount at Risk*                                $        26   $        --
                                                      Weighted Average Attained Age                               59            57
-----------------------------------------------------------------------------------------------------------------------------------
Contracts with Other GMDB                             Total Contract Value                               $    32,924   $     3,004
                                                      Contract Value in Separate Accounts                $    30,971   $     1,318
                                                      Net Amount at Risk*                                $        12   $        --
                                                      Weighted Average Attained Age                               56            64
-----------------------------------------------------------------------------------------------------------------------------------
Contracts with GGU Death Benefit                      Total Contract Value                               $        67   $        41
                                                      Contract Value in Separate Accounts                $        67   $        41
                                                      Net Amount at Risk*                                $        --   $        .1
                                                      Weighted Average Attained Age                               47            --
-----------------------------------------------------------------------------------------------------------------------------------

*     Represents current death benefit less total contract value for GMDB and amount of gross up for GGU, and assumes the actuarially remote scenario that all claims become payable on the same day.

-----------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL LIABILITIES AND INCURRED BENEFITS                                                                            GMDB & GGU
-----------------------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2005                  Liability balance at January 1                                   $     1,565
                                                      Reported claims                                                  $       741
                                                      Liability balance at December 31                                 $       744
                                                      Incurred claims (reported + change in liability)                 $       (80)
-----------------------------------------------------------------------------------------------------------------------------------

The additional liabilities for guaranteed benefits established under SOP 03-1 are supported by general account assets. Changes in these liabilities are included in death and other benefits in the Statements of Income.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 127

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

5. INCOME TAXES

IDS Life of New York qualifies as a life insurance company for federal income tax purposes. As such, IDS Life of New York is subject to the Internal Revenue Code provisions applicable to life insurance companies.

Provisions for income taxes were:

(THOUSANDS)                                               2005         2004         2003
-------------------------------------------------------------------------------------------
Federal income tax:
   Current                                             $   5,610    $  12,716    $  10,056
   Deferred                                               10,222        4,050        3,870
-------------------------------------------------------------------------------------------
Total federal income taxes                                15,832       16,766       13,926
State income taxes-current                                 1,436        1,347        1,360
-------------------------------------------------------------------------------------------
Income tax provision before accounting change          $  17,268    $  18,113    $  15,286
-------------------------------------------------------------------------------------------

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                           2005   2004   2003
------------------------------------------------------------------------------
Tax at U.S. statutory rate                                 35.0%  35.0%  35.0%
Changes in taxes resulting from:
   Tax-exempt interest and dividend income                 (3.4)  (2.3)  (1.7)
   State income taxes, net of federal benefit               1.7    1.6    1.9
   Other, net                                              (1.6)  (1.9)  (2.1)
------------------------------------------------------------------------------
Income tax provision before accounting change              31.7%  32.4%  33.1%
==============================================================================

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of IDS Life of New York's deferred income tax assets and liabilities as of December 31, 2005 and 2004 are reflected in the following table:

(THOUSANDS)                                                            2005         2004
-------------------------------------------------------------------------------------------
Deferred income tax assets:
   Policy reserves                                                  $  42,138    $  38,872
   Other investments                                                    2,095        9,087
   Other                                                                3,566          212
-------------------------------------------------------------------------------------------
Total deferred income tax assets                                       47,799       48,171
-------------------------------------------------------------------------------------------

Deferred income tax liabilities:
   Deferred policy acquisition costs                                   60,668       56,270
   Deferred taxes related to net securities
   unrealized gains                                                       434       16,145
   Deferred compensation                                                  745           --
   Other                                                                4,728           23
-------------------------------------------------------------------------------------------
Total deferred income tax liabilities                                  66,575       72,438
-------------------------------------------------------------------------------------------
Deferred income tax liabilities, net                                $  18,776    $  24,267
-------------------------------------------------------------------------------------------

A portion of IDS Life of New York's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2005, IDS Life of New York had no balance in the policyholders' surplus account. The American Jobs Creation Act of 2004 which was enacted on October 22, 2004 provides a two-year suspension of the tax on policyholders' surplus account distributions. IDS Life of New York has made distributions of $798 thousand, which will not be subject to tax under the two-year suspension. Previously the policyholders' surplus account was only taxable if dividends to shareholders exceeded the shareholders' surplus account and/or IDS Life of New York is liquidated. Deferred taxes had not been previously established.

IDS Life of New York is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Included in IDS Life of New York's deferred tax assets is a significant deferred tax asset relating to capital losses realized for tax return purposes and capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. IDS Life of New York has $5.6 million in capital loss carryforwards that expire December 31, 2009. The deferred tax benefit of these capital loss carryforwards is reflected in the other investments deferred tax assets, net of other related items. Based on analysis of IDS Life of New York's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable IDS Life of New York to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2005 and 2004.



128 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

As a result of the separation of Ameriprise Financial from American Express, IDS Life of New York will be required to file a short period income tax return through September 30, 2005 which will be included as part of the American Express consolidated income tax return for the year ended December 31, 2005. Additionally, IDS Life and subsidiaries will not be able to file a U.S. federal income tax return with other members of the Ameriprise Financial affiliated group for five tax years following the Distribution. Therefore, IDS Life of New York will also be required to file a separate short period tax return as part of an IDS Life consolidated life insurance company income tax return for the period October 1, 2005 through December 31, 2005.

The items comprising other comprehensive income in the Statements of Stockholder's Equity are presented net of the following income tax benefit amounts:

(THOUSANDS)                                               2005         2004         2003
-------------------------------------------------------------------------------------------
Net unrealized securities gains                        $  15,711    $     673    $   2,107
-------------------------------------------------------------------------------------------
Net income tax benefit                                 $  15,711    $     673    $   2,107
-------------------------------------------------------------------------------------------

6. STATUTORY CAPITAL AND SURPLUS

Dividends which exceed the lesser or ten percent of statutory surplus as of the immediately preceding year-end, or statutory net gain from operations for the immediately preceding calendar year would require pre-notification to the Department of Insurance of the State of New York. IDS Life of New York's statutory surplus, determined in accordance with accounting practices prescribed by the State of New York, aggregated $230.6 million and $225.0 million as of December 31, 2005 and 2004, respectively. Dividends in excess of $23.1 million in 2006 would be subject to the pre-notification requirement..

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(THOUSANDS)                                               2005         2004         2003
-------------------------------------------------------------------------------------------
Statutory net income                                   $  29,525    $  34,718    $  25,295
Statutory capital and surplus                            232,577      227,022      218,649

IDS Life of New York is subject to regulatory capital requirements. Actual capital, determined on a statutory basis, as of December 31, 2005 and 2004 was $246.0 million and $238.2 million, respectively. Actual capital, as defined by the National Association of Insurance Commissioners for purposes of meeting regulatory capital requirements, includes statutory capital and surplus, plus certain statutory valuation reserves. The regulatory capital requirement was $39.9 million and $44.1 million as of December 31, 2005 and 2004, respectively.

7. RELATED PARTY TRANSACTIONS

IDS Life of New York participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. IDS Life of New York's share of the total net periodic pension cost was $68 thousand in 2005, $47 thousand in 2004, and $30 thousand in 2003.

IDS Life of New York also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2005, 2004 and 2003 were $186 thousand, $170 thousand and $145 thousand, respectively.

IDS Life of New York has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2005, 2004, and 2003, which are calculated on the basis of commission earnings of the individual financial advisors, were $49 thousand, $148 thousand, and $468 thousand, respectively. Such costs are included in DAC.

Charges by IDS Life and Ameriprise Financial for use of joint facilities, technology support, marketing services and other services aggregated $25.2 million, $17.8 million, and $17.6 million for 2005, 2004 and 2003, respectively. Certain of these costs are included in DAC. Expenses allocated to IDS Life of New York may not be reflective of expenses that would have been incurred by IDS Life of New York on a stand-alone basis.

Included in other liabilities at December 31, 2005 and 2004 are $2.9 million and $2.6 million, respectively, payable to IDS Life for federal income taxes.

8. REINSURANCE

At December 31, 2005, 2004 and 2003, traditional life and universal life insurance in force aggregated $9.0 billion, $8.3 billion and $7.5 billion, respectively, of which $3.6 billion, $2.7 billion and $1.9 billion, was reinsured at the respective year ends. IDS Life of New York also reinsures a portion of the risks assumed under LTC policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $8.1 million, $7.3 million and $6.3 million and reinsurance recovered from reinsurers amounted to $2.8 million, $1.8 million and $131 thousand, for the years ended December 31, 2005, 2004 and 2003, respectively. Reinsurance contracts do not relieve IDS Life of New York from its primary obligation to policyholders. Life insurance in force is reported on a statutory basis.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 129

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

9. DERIVATIVE FINANCIAL INSTRUMENTS

Embedded Derivatives

Certain annuities contain GMWB provisions, which are considered embedded derivatives. The changes in fair value of the GMWB features are recognized in death and other benefits for investment contracts and universal life-type insurance. The fair value of the embedded options for GMWB is recognized in future policy benefits for variable annuity guarantees in the Balance Sheets. The total fair value of these instruments, was $177 thousand and nil at December 31, 2005 and 2004, respectively.

10. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table discloses fair value information for financial instruments. Certain items, such as life insurance obligations, employee benefit obligations, investments accounted for under the equity method, DAC and DSIC are not reflected in the table as they are not required to be disclosed in such table by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments." The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2005 and 2004 and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of IDS Life of New York, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying value and fair value information for financial instruments at December 31:

                                                                     2005                      2004
-------------------------------------------------------------------------------------------------------------
                                                            CARRYING       FAIR       CARRYING       FAIR
(THOUSANDS)                                                   VALUE        VALUE        VALUE        VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Assets for which carrying values approximate fair values   $   28,241   $   28,241   $   25,176   $   25,176
Available-for-Sale securities                               1,347,418    1,347,418    1,400,823    1,400,823
Mortgage loans on real estate, net                            168,876      173,961      166,218      173,426
Policy loans                                                   31,274       31,274       30,550       30,550
Trading securities                                                 12           12           30           30
Separate account assets                                     1,955,133    1,955,133    1,681,670    1,681,670
Derivative financial instruments                                  137          137          137          137

FINANCIAL LIABILITIES
Fixed annuity reserves                                     $1,028,715   $  997,853   $1,039,735   $1,007,390
Separate account liabilities                                1,686,819    1,620,876    1,448,609    1,396,660
-------------------------------------------------------------------------------------------------------------

As of December 31, 2005 and 2004, the carrying and fair values of off-balance sheet financial instruments are not material. See Note 2 for carrying and fair value information regarding Available-for-Sale securities and mortgage loans on real estate (net of allowance for loan losses). The following methods were used to estimate the fair values of financial assets and financial liabilities:

FINANCIAL ASSETS

Assets for which carrying values approximate fair values include cash and cash equivalents. The carrying value approximates fair value due to the short-term nature of these instruments.

Available-for-Sale securities are carried at fair value in the Balance Sheets. Gains and losses are recognized in the results of operations upon disposition. In addition, impairment losses are recognized when management determines that a decline in value is other-than-temporary.

The fair value of mortgage loans on real estate, except those with significant credit deterioration, are estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

The fair value of policy loans approximates carrying value.

Trading securities are carried at fair value in the Balance Sheets with changes in fair value recognized in current period earnings.

Separate account assets are carried at fair value in the Balance Sheets.

Derivative financial instruments are carried at fair value within other assets or other liabilities. The fair value of the derivative financial instruments are determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs.



130 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York
------------------------------------------------------------------------------

FINANCIAL LIABILITIES

Fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value is estimated using discounted cash flows based on current interest rates. The fair value of these reserves excludes life insurance related elements of $97.7 million and $97.4 million as of December 31, 2005 and 2004, respectively. If the fair value of the fixed annuities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with the fixed annuities of $34.0 million and $37.0 million as of December 31, 2005 and 2004, respectively.

Fair values of separate account liabilities, excluding life insurance-related elements of $268.3 million and $233.1 million at December 31, 2005 and 2004, respectively, are estimated as the accumulated value less applicable surrender charges. If the fair value of the separate account liabilities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with separate account liabilities of $93.6 million and $80.6 million as of December 31, 2005 and 2004, respectively.

11. COMMITMENTS AND CONTINGENCIES

At December 31, 2005 and 2004, IDS Life of New York had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Securities and Exchange Commission, the National Association of Securities Dealers and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. IDS Life of New York has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

IDS Life of New York is involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. IDS Life of New York believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The IRS routinely examines IDS Life of New York's federal income tax returns and recently completed its audit of IDS Life of New York for the 1993 through 1996 tax years. The IRS is currently conducting an audit of IDS Life of New York for the 1997 through 2002 tax years. Management does not believe there will be a material adverse effect on IDS Life of New York's financial condition or results of operations as a result of these audits.

12. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

(THOUSANDS)                                                             2005          2004           2003
-------------------------------------------------------------------------------------------------------------
Net income, per accompanying financial statements                   $    37,173   $     35,018   $    30,928
Deferred policy acquisition costs                                       (14,557)        (8,660)      (16,185)
Adjustments of future policy benefit liabilities                         (8,970)        (3,933)        5,849
Deferred income tax expense                                               6,205          4,050         3,870
Provision for losses on investments                                        (500)           800           341
Interest maintenance reserves gain/loss transfer and amortization        (3,779)          (453)       (5,343)
Adjustment to separate account reserves                                  12,396          4,221         6,779
Other, net                                                                1,557          3,675          (944)
-------------------------------------------------------------------------------------------------------------
Statutory-basis net income                                          $    29,525   $     34,718   $    25,295
-------------------------------------------------------------------------------------------------------------

(THOUSANDS)                                                             2005          2004           2003
-------------------------------------------------------------------------------------------------------------
Stockholder's equity, per accompanying financial statements         $   366,319   $    380,825   $   368,557
Deferred policy acquisition costs                                      (210,284)      (190,548)     (178,641)
Deferred sales inducements                                               (9,562)        (6,186)       (5,716)
Adjustments of future policy benefit liabilities                         40,938         41,458        31,857
Deferred income tax liabilities                                          49,533         58,467        59,129
Asset valuation reserve                                                 (13,423)       (11,133)       (7,349)
Adjustments of separate account liabilities                              73,133         60,737        56,516
Adjustments of investments to amortized cost                             (2,299)       (52,563)      (52,048)
Premiums due, deferred and in advance                                       925          1,063         1,187
Deferred revenue liability                                                4,242          4,457         4,584
Reserves for mortgage loan losses                                         1,798          2,298         1,498
Non-admitted assets                                                     (27,576)       (28,717)      (33,757)
Interest maintenance reserve                                             (8,953)        (5,459)       (5,007)
Reinsurance ceded reserves                                              (35,042)       (29,025)      (22,084)
Other, net                                                                2,828          1,348           (77)
-------------------------------------------------------------------------------------------------------------
Statutory-basis capital and surplus                                 $   232,577   $    227,022   $   218,649
-------------------------------------------------------------------------------------------------------------


RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 131

American Centurion Life Assurance Company
------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
AMERICAN CENTURION LIFE ASSURANCE COMPANY

We have audited the accompanying Balance Sheets of American Centurion Life Assurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2005 and 2004, and the related Statements of Income, Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of American Centurion Life Assurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Centurion Life Assurance Company at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, in 2004 American Centurion Life Assurance Company adopted the provision of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts."


                                                        /s/  Ernst & Young LLP


Minneapolis, Minnesota
February 27, 2006



132 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

American Centurion Life Assurance Company
------------------------------------------------------------------------------

BALANCE SHEETS

DECEMBER 31, (THOUSANDS, EXCEPT SHARE DATA)                            2005           2004
ASSETS
Investments:
Available-for-Sale:
   Fixed maturities, at fair value (amortized cost: 2005,
   $536,780; 2004, $542,451)                                        $  535,038    $    558,381
   Preferred stocks, at fair value (cost: 2005, $0; 2004, $1,000)           --           1,041
Mortgage loans on real estate, at cost (less allowance for loan
losses: 2005 and 2004, $920)                                            75,885          71,283
Trading securities and other investments                                    36              76
-----------------------------------------------------------------------------------------------
      Total investments                                                610,959         630,781

Cash and cash equivalents                                               14,512           5,808
Reinsurance recoverables                                                 1,790           2,220
Amounts due from brokers                                                     5               8
Accrued investment income                                                6,640           6,729
Deferred policy acquisition costs                                       19,985          18,342
Deferred sales inducement costs                                          1,992           2,195
Deferred income tax assets, net                                            585              --
Other assets                                                             1,969             254
Separate account assets                                                 73,790          55,034
-----------------------------------------------------------------------------------------------
      Total assets                                                  $  732,227    $    721,371
===============================================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Future policy benefits:
   Fixed annuities                                                  $  563,651    $    565,676
   Variable annuity guarantees                                              63              98
   Traditional life insurance                                            1,482           1,691
   Deferred income tax liabilities, net                                     --             971
Other liabilities                                                          522           1,975
Separate account liabilities                                            73,790          55,034
-----------------------------------------------------------------------------------------------
      Total liabilities                                             $  639,508    $    625,445
-----------------------------------------------------------------------------------------------

Stockholder's equity:
   Capital stock, $10 par value;
      100,000 shares authorized, issued and outstanding                  1,000           1,000
   Additional paid-in capital                                           56,600          56,600
   Retained earnings                                                    36,135          29,098
   Accumulated other comprehensive (loss) income, net of tax:
      Net unrealized securities (losses) gains                          (1,016)          9,228
-----------------------------------------------------------------------------------------------
      Total stockholder's equity                                        92,719          95,926
-----------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                          $  732,227    $    721,371
===============================================================================================

See accompanying Notes to Financial Statements.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 133

American Centurion Life Assurance Company
------------------------------------------------------------------------------

STATEMENTS OF INCOME

YEARS ENDED DECEMBER 31, (THOUSANDS)                                   2005           2004          2003
REVENUES
Net investment income                                               $    34,476   $     33,875   $    29,915
Contractholder charges                                                      670            663           489
Mortality and expense risk and other fees                                 1,047            673           339
Traditional life insurance premiums                                          --              1             1
Net realized gain (loss) on investments                                   1,941            274          (369)
-------------------------------------------------------------------------------------------------------------
   Total revenues                                                        38,134         35,486        30,375
-------------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
Interest credited to account values                                      20,317         20,077        20,085
Amortization of deferred policy acquisition costs                         3,035          3,215         2,420
Death and other benefits for investment contracts                           586            439           (48)
Other operating expenses                                                  2,624          2,221         2,300
-------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                                           26,562         25,952        24,757
-------------------------------------------------------------------------------------------------------------
Income before income tax provision and accounting change                 11,572          9,534         5,618
Income tax provision                                                      4,535          3,291         1,902
-------------------------------------------------------------------------------------------------------------
Income before accounting change                                           7,037          6,243         3,716
Cumulative effect of accounting change, net of tax                           --            (23)           --
-------------------------------------------------------------------------------------------------------------
Net income                                                          $     7,037   $      6,220   $     3,716
=============================================================================================================

See accompanying Notes to Financial Statements.



134 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

American Centurion Life Assurance Company
------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, (THOUSANDS)                                    2005           2004         2003
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                          $     7,037   $      6,220   $     3,716
Adjustments to reconcile net income to net cash provided by
   operating activities:
   Cumulative effect of accounting change, net of tax benefit                --             23            --
   Amortization of deferred policy acquisition costs                      3,035          3,215         2,420
   Amortization of deferred sales inducement costs                          595            377           209
   Capitalization of deferred policy acquisition costs                   (2,947)        (3,950)       (5,880)
   Capitalization of deferred sales inducement costs                       (169)          (808)         (596)
   Amortization of premium, net                                           1,322          1,869           677
   Deferred income taxes                                                  3,960             29           875
   Policyholder and contractholder charges, non-cash                         --             --           283
   Net realized (gain) loss on investments                               (1,941)          (274)          369
   Net realized gain on trading securities                                   (2)            (2)           (1)
Change in operating assets and liabilities:
   Trading securities, net                                                   42            (58)          (15)
   Future policy benefits for traditional life insurance                   (209)           112           (66)
   Reinsurance recoverables                                                 430            (95)           63
   Accrued investment income                                                 89           (770)       (1,118)
   Other assets and liabilities, net                                     (3,192)           467          (479)
-------------------------------------------------------------------------------------------------------------
      Net cash provided by operating activities                           8,050          6,355           457
-------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
   Sales                                                                 87,781         25,987        38,080
   Maturities, sinking fund payments and calls                           91,419         52,801        91,078
   Purchases                                                           (171,910)      (132,250)     (213,462)
Other investments:
   Sales, maturities, sinking fund payments and calls                     3,676          1,879         2,375
   Purchases                                                             (8,278)       (10,543)      (16,605)
   Change in amounts due to and from brokers, net                             3          2,137       (17,557)
-------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) investing activities                 2,691        (59,989)     (116,091)
-------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to investment contracts:
   Considerations received                                               35,687         72,612       114,369
   Interest credited to account values                                   20,317         20,077        20,085
   Surrenders and other benefits                                        (58,041)       (55,801)      (38,855)
Capital contributions                                                        --             --        20,000
-------------------------------------------------------------------------------------------------------------
      Net cash (used in) provided by financing activities                (2,037)        36,888       115,599
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents                      8,704        (16,746)          (35)
Cash and cash equivalents at beginning of year                            5,808         22,554        22,589
-------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                            $    14,512   $      5,808   $    22,554
=============================================================================================================

Supplemental disclosures:
   Income taxes paid                                                $     2,216   $      3,864   $       711
   Interest on borrowings                                                    --             --             6

See accompanying Notes to Financial Statements.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 135

American Centurion Life Assurance Company
------------------------------------------------------------------------------

STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                   ADDITIONAL               ACCUMULATED OTHER
                                                                        CAPITAL     PAID-IN      RETAINED     COMPREHENSIVE
FOR THE THREE YEARS ENDED DECEMBER 31, 2005 (THOUSANDS)      TOTAL       STOCK      CAPITAL      EARNINGS     INCOME/(LOSS)
-----------------------------------------------------------------------------------------------------------------------------
Balances at December 31, 2002                               $ 69,302   $   1,000    $ 36,600    $  19,162        $ 12,540
Comprehensive income:
   Net income                                                  3,716                                3,716
   Change in unrealized holding losses on securities, net     (2,073)                                              (2,073)
                                                           ---------
   Total comprehensive income                                  1,643
Cash contribution from parent                                 20,000                  20,000
-----------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2003                                 90,945       1,000      56,600       22,878          10,467
Comprehensive income:
   Net income                                                  6,220                                6,220
   Change in unrealized holding gains on securities, net      (1,239)                                              (1,239)
                                                           ---------
   Total comprehensive income                                  4,981
-----------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2004                                 95,926       1,000      56,600       29,098           9,228
Comprehensive loss:
   Net income                                                  7,037                                7,037
   Change in unrealized holding losses on securities, net    (10,244)                                             (10,244)
                                                           ---------
   Total comprehensive loss                                   (3,207)
-----------------------------------------------------------------------------------------------------------------------------
Balances at December 31, 2005                               $ 92,719   $   1,000    $ 56,600    $  36,135        $ (1,016)
=============================================================================================================================

See accompanying Notes to Financial Statements.



136 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

American Centurion Life Assurance Company
------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business

American Centurion Life Assurance Company (American Centurion Life) is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York, Alabama and Delaware. American Centurion Life is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is domiciled in Minnesota. IDS Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). American Centurion Life issues fixed and variable annuity contracts primarily through financial institutions and independent broker-dealers. American Centurion Life also markets annuity products directly, generally to persons holding an American Express(R) Card.

Prior to August 1, 2005, Ameriprise Financial was referred to as American Express Financial Corporation. On February 1, 2005 American Express Company (American Express) announced its intention to pursue the disposition of 100% of its shareholding in what is now Ameriprise Financial (the Separation) through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and distribution of common shares to American Express shareholders (the Distribution). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the separation of its business and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees.

American Centurion Life's principal products are deferred annuities, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. American Centurion Life's fixed deferred annuities guarantee a minimum annual interest rate during the accumulation period (the time before annuity payments begin). However, American Centurion Life has the option of paying a higher rate set at its discretion.

Under American Centurion Life's variable annuity products described above, the purchaser may choose among investment options that include American Centurion Life's "general account" and separate account investment options. Separate account options include accounts investing in common stocks, bonds, managed funds and/or short-term securities.

Basis of Presentation

The accompanying Financial Statements have been prepared in conformity with United States generally accepted accounting principles (GAAP) which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance, as reconciled in Note 12. Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

BALANCE SHEET

INVESTMENTS

Investments consist of the following:

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value on the Balance Sheets with unrealized gains (losses) recorded in accumulated other comprehensive income (loss) within equity, net of income tax provision (benefit) and net of adjustments in asset and liability balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. American Centurion Life also considers the extent to which amortized cost exceeds fair value, the duration of that difference, and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Statements of Income. Fair value is generally based on quoted market prices.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 137

American Centurion Life Assurance Company
------------------------------------------------------------------------------

Mortgage Loans on Real Estate, Net

Mortgage loans on real estate reflect principal amounts outstanding less allowance for mortgage loan losses. The allowance for mortgage loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for mortgage loan losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

American Centurion Life generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Trading Securities and Other Investments

Included in trading securities and other investments is separate account seed money. Separate account seed money is carried at fair market value with changes in value recognized in the Statements of Income within net investment income.

CASH AND CASH EQUIVALENTS

American Centurion Life has defined cash equivalents to include highly liquid investments with original maturities of 90 days or less.

DEFERRED POLICY ACQUISITION COSTS

DAC represents the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity products. These costs are deferred to the extent they are recoverable from future profits. For annuity products, DAC is amortized over periods approximating the lives of the business, generally as a percentage of premiums or estimated gross profits or as a portion of product interest margins depending on the product's characteristics.

For American Centurion Life's annuity products, the DAC balances at any reporting date are supported by projections that show management expects there to be adequate estimated gross profits or interest margins after that date to amortize the remaining DAC balances. These projections are inherently uncertain because they require management to make assumptions about financial markets, anticipated mortality levels, and contractholder behavior over periods extending well into the future. Projection periods used for American Centurion Life's annuity business are typically 10 to 25 years. Management regularly monitors financial market conditions and actual contractholder behavior experience and compares them to its assumptions. For annuity products, the assumptions made in projecting future results and calculating the DAC balances and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in DAC balances and an increase in DAC amortization expenses while a decrease in amortization percentage will result in an increase in DAC balances and a decrease in DAC amortization expenses. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

DEFERRED SALES INDUCEMENT COSTS

Deferred sales inducement costs (DSIC) consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of the American Institute of Certified Public Accountants (AICPA) Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities are funds held for exclusive benefit of variable annuity contractholders. American Centurion Life receives mortality and expense risk and other fees, including payments from its affiliate, RiverSource Investments, LLC for providing certain sponsor and related servicing activity, which are based on asset levels and guaranteed minimum death benefit (GMDB) fees from the related accounts. In addition, American Centurion Life also receives marketing and administrative support payments from the affiliates of other companies' funds included as investment options in its variable annuity products, which vary based on the level of variable assets.



138 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

American Centurion Life Assurance Company
------------------------------------------------------------------------------

American Centurion Life provides contractual mortality assurances to variable annuity contractholders that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. American Centurion Life makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. American Centurion Life also guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums.

LIABILITIES FOR FUTURE POLICY BENEFITS AND CLAIMS

Fixed Annuities and Variable Annuity Guarantees

Liabilities for fixed and variable deferred annuities are equal to accumulation values which are the cumulative gross deposits, credited interest and fund performance less withdrawals and mortality and expense risk charges.

The majority of the variable annuity contracts offered by American Centurion Life contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. American Centurion Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings. These are referred to as gain gross-up (GGU) benefits. In addition, American Centurion Life offers contracts containing guaranteed minimum withdrawal benefit (GMWB), guaranteed minimum income benefit (GMIB) and guaranteed minimum accumulation benefit (GMAB) provisions.

Effective January 1, 2004, liabilities for GMDB, GGU and GMIB benefits have been established under SOP 03-1. Actuarial models to simulate various equity market scenarios are used to project these benefits and contract assessments and include making significant assumptions related to customer asset value growth rates, mortality, persistency and investment margins. These assumptions, as well as their periodic review by management, are consistent with those used for DAC purposes. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. See the "Recently Issued Accounting Standards" section below and Note 4 for more information about these guaranteed benefits.

GMWB and GMAB provisions are considered embedded derivatives under Statement of Financial Accounting Standards Board No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133) and, accordingly, are carried at fair value within future policy benefits for variable annuity guarantees on the Balance Sheets. The fair value of these embedded derivatives is based on the present value of future benefits less applicable fees charged for the provision. Changes in fair value are reflected in death and other benefits for investment contracts within the Statements of Income.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 6.9% at December 31, 2005, depending on year of issue, with an average rate of approximately 5.4%.

REVENUES AND EXPENSES

American Centurion Life's principal sources of revenue include net investment income, contractholder charges and mortality and expense risk and other fees.

Net Investment Income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale and mortgage loans on real estate. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Contractholder Charges

Contractholder charges include administrative and surrender charges on annuities and are recognized as revenue when collected.

Mortality and Expense Risk and Other Fees

Mortality and expense risk and other fees include risk and administration fees, which are generated directly and indirectly from American Centurion Life's separate account assets. American Centurion Life's mortality and expense risk and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Gain (Loss) on Investments

Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 139

American Centurion Life Assurance Company
------------------------------------------------------------------------------

Income Taxes

American Centurion Life's taxable income is included in the consolidated federal income tax return of American Express through September 30, 2005. American Centurion Life's taxable income will be included with IDS Life in filing a separate consolidated life insurance company federal income tax return for five tax years following the Distribution including the period October 1, 2005 through December 31, 2005. American Centurion Life provides for income taxes on a separate return basis, except that, under an agreement with IDS Life, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of IDS Life that IDS Life will reimburse subsidiaries for all tax benefits.

RECENTLY ISSUED ACCOUNTING STANDARDS

On November 3, 2005, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. FSP FAS 115-1 and FAS 124-1 are effective for reporting periods beginning after December 15, 2005. American Centurion Life anticipates the impact of FSP FAS 115-1 and FAS 124-1 on American Centurion Life's results of operations and financial condition will not be material.

In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. American Centurion Life is currently evaluating the impact of SOP 05-1 on American Centurion Life's results of operations and financial condition.

In May 2005, the FASB issued SFAS 154, "Accounting Changes and Error Corrections" (SFAS 154). This statement replaces APB Opinion No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements" and changes the requirements for the accounting for and reporting of a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. American Centurion Life does not anticipate SFAS 154 will materially impact its Financial Statements upon its adoption on January 1, 2006.

In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (SFAS No. 97), Permit or Require Accrual of an Unearned Revenue Liability" (FSP 97-1). The implementation of SOP 03-1 raised a question regarding the interpretation of the requirements of SFAS No. 97 concerning when it is appropriate to record an unearned revenue liability. FSP 97-1 clarifies that SFAS No. 97 is clear in its intent and language, and requires the recognition of an unearned revenue liability for amounts that have been assessed to compensate insurers for services to be performed over future periods. SOP 03-1 describes one situation, when assessments result in profits followed by losses, where an unearned revenue liability is required. SOP 03-1 does not amend SFAS No. 97 or limit the recognition of an unearned revenue liability to the situation described in SOP 03-1. The guidance in FSP 97-1 is effective for financial statements for fiscal periods beginning after June 18, 2004. The adoption of FSP 97-1 did not have a material impact on American Centurion Life's results of operations or financial condition.

In July 2003, the AICPA issued SOP 03-1 effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance on separate account presentation and accounting for interests in separate accounts. Additionally, SOP 03-1 provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements. Lastly, SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where an additional liability is established, the recognition of this liability will then be considered in amortizing DAC and any DSIC associated with those annuity contracts.

The adoption of SOP 03-1 as of January 1, 2004, resulted in a cumulative effect of accounting change that reduced 2004 results by $23 thousand ($36 thousand pretax). Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. Amounts expensed in 2004 to establish and maintain additional liabilities for certain variable annuity guaranteed benefits amounted to $60 thousand as compared to amounts expensed in 2003 and 2002 of $34 thousand and $22 thousand, respectively. American Centurion Life's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement.



140 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

American Centurion Life Assurance Company
------------------------------------------------------------------------------

The AICPA released a series of technical practice aids (TPAs) in September 2004, which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on American Centurion Life's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. The determination as to whether an entity is a VIE is based on the amount and characteristics of the entity's equity. In general, FIN 46 requires a VIE to be consolidated when an enterprise has a variable interest for which it is deemed to be the primary beneficiary which means that it will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

The entities considered VIE's under FIN 46 included secured loan trusts (SLTs) for which American Centurion Life has a 1.2% ownership interest in each of two SLT structures (which were sold in 2005). The SLTs provided returns to investors primarily based on the performance of an underlying portfolio of high-yield loans, which are managed by a related party. However, American Centurion Life was not required to consolidate the SLTs as it was not the primary beneficiary. As of December 31, 2004, American Centurion Life's pro rata interest in the underlying portfolio consisted of $12.4 million in high-yield loans, which have a market value of $12.5 million.

2. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES

Available-for-Sale securities at December 31, 2005 are distributed by type as presented below:

------------------------------------------------------------------------------------------------
                                                              GROSS        GROSS
                                                AMORTIZED   UNREALIZED   UNREALIZED     FAIR
(THOUSANDS)                                       COST        GAINS        LOSSES       VALUE
------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate debt securities                    $ 264,003   $    4,492   $   (3,581)  $ 264,914
   Mortgage and other asset-backed securities     196,738        1,215       (3,106)    194,847
   Foreign corporate bonds and obligations         54,675          692         (937)     54,430
   U.S. Government and agencies obligations        20,364           --         (466)     19,898
   State and municipal obligations                  1,000           --          (51)        949
------------------------------------------------------------------------------------------------
Total fixed maturities                            536,780        6,399       (8,141)    535,038
------------------------------------------------------------------------------------------------
   Total                                        $ 536,780   $    6,399   $   (8,141)  $ 535,038
------------------------------------------------------------------------------------------------

Available-for-Sale securities at December 31, 2004 are distributed by type as presented below:

------------------------------------------------------------------------------------------------
                                                              GROSS        GROSS
                                                AMORTIZED   UNREALIZED   UNREALIZED     FAIR
(THOUSANDS)                                       COST        GAINS        LOSSES       VALUE
------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate debt securities                    $ 255,507   $   11,773   $     (541)  $ 266,739
   Mortgage and other asset-backed securities     201,972        3,940         (682)    205,230
   Foreign corporate bonds and obligations         46,752        1,883         (221)     48,414
   U.S. Government and agencies obligations        22,008           72          (80)     22,000
   State and municipal obligations                  1,000           --          (36)        964
   Structured investments(a)                       15,212           --         (178)     15,034
------------------------------------------------------------------------------------------------
Total fixed maturities                            542,451       17,668       (1,738)    558,381
Preferred stocks                                    1,000           41           --       1,041
------------------------------------------------------------------------------------------------
   Total                                        $ 543,451   $   17,709   $   (1,738)  $ 559,422
------------------------------------------------------------------------------------------------

(a)   Includes unconsolidated collateralized debt obligations and SLTs.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 141

American Centurion Life Assurance Company
------------------------------------------------------------------------------

At both December 31, 2005 and 2004, fixed maturity securities, excluding net unrealized appreciation and depreciation, comprised approximately 88% of American Centurion Life's total investments. These securities are rated by Moody's Investors Service, Inc. (Moody's) and Standard & Poor's (S&P), except for approximately $4.0 million and $7.5 million of securities at December 31, 2005 and 2004, respectively, which are rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P's. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary by rating (excluding net unrealized appreciation and depreciation) on December 31 is as follows:

RATING                                                                                                 2005   2004
-------------------------------------------------------------------------------------------------------------------
AAA                                                                                                      41%    42%
AA                                                                                                        6      3
A                                                                                                        19     18
BBB                                                                                                      26     29
Below investment grade                                                                                    8      8
-------------------------------------------------------------------------------------------------------------------
   Total                                                                                                100%   100%
-------------------------------------------------------------------------------------------------------------------

At December 31, 2005 and 2004, approximately 38% and 51%, respectively, of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of stockholder's equity.

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005:

(THOUSANDS)                                   LESS THAN 12 MONTHS      12 MONTHS OR MORE             TOTAL
-------------------------------------------------------------------------------------------------------------------
                                               FAIR     UNREALIZED     FAIR     UNREALIZED     FAIR     UNREALIZED
DESCRIPTION OF SECURITIES:                     VALUE      LOSSES       VALUE      LOSSES       VALUE      LOSSES
-------------------------------------------------------------------------------------------------------------------
Corporate debt securities                    $116,639   $   (2,654)  $ 20,580   $     (927)  $137,219   $   (3,581)
Mortgage and other asset-backed securities     89,000       (1,404)    45,293       (1,702)   134,293       (3,106)
Foreign corporate bonds and obligations        18,889         (573)     8,357         (364)    27,246         (937)
U.S. Government and agencies obligations       19,898         (466)        --           --     19,898         (466)
State and municipal obligations                   949          (51)        --           --        949          (51)
-------------------------------------------------------------------------------------------------------------------
   Total                                     $245,375   $   (5,148)  $ 74,230   $   (2,993)  $319,605   $   (8,141)
-------------------------------------------------------------------------------------------------------------------

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004:

(THOUSANDS)                                   LESS THAN 12 MONTHS      12 MONTHS OR MORE              TOTAL
-------------------------------------------------------------------------------------------------------------------
                                               FAIR     UNREALIZED     FAIR     UNREALIZED     FAIR     UNREALIZED
DESCRIPTION OF SECURITIES:                     VALUE      LOSSES       VALUE      LOSSES       VALUE      LOSSES
-------------------------------------------------------------------------------------------------------------------
Corporate debt securities                    $ 33,453   $     (266)  $  9,232   $     (275)  $ 42,685   $     (541)
Mortgage and other asset-backed securities     67,901         (682)        --           --     67,901         (682)
Foreign corporate bonds                         9,525          (80)     6,451         (141)    15,976         (221)
U.S. Government and agencies obligations        9,887          (80)        --           --      9,887          (80)
State and municipal obligations                    --           --        964          (36)       964          (36)
Structured investments                             --           --     11,642         (178)    11,642         (178)
-------------------------------------------------------------------------------------------------------------------
   Total                                     $120,766   $   (1,108)  $ 28,289   $     (630)  $149,055   $   (1,738)
-------------------------------------------------------------------------------------------------------------------

In evaluating potential other-than-temporary impairments, American Centurion Life considers the extent to which amortized costs exceeds fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2005:

(MILLIONS, EXCEPT
NUMBER OF SECURITIES)          LESS THAN 12 MONTHS                12 MONTHS OR  MORE                        TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
                                                   GROSS                              GROSS                               GROSS
RATIO OF FAIR VALUE TO  NUMBER OF               UNREALIZED  NUMBER OF               UNREALIZED  NUMBER OF               UNREALIZED
AMORTIZED COST          SECURITIES  FAIR VALUE    LOSSES    SECURITIES  FAIR VALUE    LOSSES    SECURITIES  FAIR VALUE    LOSSES
-----------------------------------------------------------------------------------------------------------------------------------
95% - 100%                  183        $236        $ (4)        39         $ 54        $ (2)        222        $290       $ (6)
90% - 95%                    22           7          (1)        11           20          (1)         33          27         (2)
80% - 90%                     5           2          --          1           --          --           6           2         --
-----------------------------------------------------------------------------------------------------------------------------------
   Total                    210        $245        $ (5)        51         $ 74        $ (3)        261        $319       $ (8)
-----------------------------------------------------------------------------------------------------------------------------------



142 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

American Centurion Life Assurance Company
------------------------------------------------------------------------------

A majority of the gross unrealized losses related to corporate debt securities and substantially all of the gross unrealized losses related to mortgage and other asset-backed securities are attributable to changes in interest rates. A portion of the gross unrealized losses particularly related to corporate debt securities is also attributed to credit spreads and specific issuer credit events. As noted in the table above, a significant portion of the unrealized loss relates to securities that have a fair value to amortized cost ratio of 95% or above resulting in an overall 98% ratio of fair value to amortized cost for all securities with an unrealized loss. From an overall perspective, the gross unrealized losses are not concentrated in any individual industries or with any individual securities. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, is $449 thousand. The securities related to this issuer have a fair value to amortized cost ratio of 90%-95% and have been in an unrealized loss position for 12 months or more.

American Centurion Life monitors the investments and metrics discussed previously on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairment. See the Investments section of Note 1 for information regarding American Centurion Life's policy for determining when an investment's decline in value is other-than-temporary. As stated earlier, American Centurion Life's ongoing monitoring process has revealed that a significant portion of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in interest rates. Additionally, American Centurion Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none are other-than-temporarily impaired at December 31, 2005.

The change in net unrealized securities gains (losses) recognized in accumulated other comprehensive income includes three components, net of tax:
(i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized (gains) losses) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC and DSIC to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents these components of other comprehensive income
(loss), net of tax:

(THOUSANDS)                                                                            2005       2004        2003
---------------------------------------------------------------------------------------------------------------------
Holding losses, net of tax of $5,520, $453, and $1,107, respectively                 $(10,252)  $    (841)  $ (2,057)
Reclassification of realized gains, net of tax of $680, $96, and $95, respectively     (1,262)       (178)      (176)
DAC, net of tax of $606, $48 and $85, respectively                                      1,125         (89)       160
DSIC, net of tax of $78, $70, and $0, respectively                                        145        (131)        --
---------------------------------------------------------------------------------------------------------------------
Net unrealized securities losses                                                     $(10,244)  $  (1,239)  $ (2,073)
---------------------------------------------------------------------------------------------------------------------

The following is a distribution of Available-for-Sale securities by maturity as of December 31, 2005:

                                                                                                AMORTIZED     FAIR
(THOUSANDS)                                                                                       COST        VALUE
---------------------------------------------------------------------------------------------------------------------
Due within 1 year                                                                               $  15,151   $ 15,327
Due after 1 through 5 years                                                                        96,096     97,239
Due after 5 through 10 years                                                                      205,609    204,684
Due after 10 years                                                                                 23,186     22,941
---------------------------------------------------------------------------------------------------------------------
                                                                                                  340,042    340,191
Mortgage and other asset-backed securities                                                        196,738    194,847
---------------------------------------------------------------------------------------------------------------------
Total                                                                                           $ 536,780   $535,038
---------------------------------------------------------------------------------------------------------------------

The expected payments on mortgage and other asset-backed securities may not coincide with their contractual maturities. As such, these securities were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(THOUSANDS)                                                                            2005       2004        2003
---------------------------------------------------------------------------------------------------------------------
Sales                                                                                $ 87,781   $  25,987   $ 38,080
Maturities, sinking fund payments and calls                                          $ 91,419   $  52,801   $ 91,078
Purchases                                                                            $171,910   $ 132,250   $213,462
---------------------------------------------------------------------------------------------------------------------



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 143

American Centurion Life Assurance Company
------------------------------------------------------------------------------

Included in net realized gains and losses were gross realized gains and losses on sales of securities, as well as other-than-temporary losses on investments, classified as Available-for-Sale, using the specific identification method, as noted in the following table for the years ended December 31:

(THOUSANDS)                                                                            2005        2004       2003
---------------------------------------------------------------------------------------------------------------------
Gross realized gains from sales                                                      $  2,474   $     474   $  2,817
Gross realized losses from sales                                                     $   (435)  $    (200)  $ (1,219)
Other-than-temporary impairments                                                     $    (98)  $      --   $ (1,327)
---------------------------------------------------------------------------------------------------------------------

The $1.3 million of other-than-temporary impairments in 2003 consisted of $0.4 million related to corporate debt securities and $0.9 million related to American Centurion Life's interests in a CDO securitization trust which was sold in 2005 as discussed below.

During the second quarter of 2005, American Centurion Life sold all of its retained interest in the CDO-related securitization trust and realized a net pretax gain of $1.0 million. The carrying value of this retained interest was $11.6 million at December 31, 2004, of which $8.6 million was considered investment grade.

At December 31, 2005 and 2004, bonds carried at $1.0 million were on deposit with the State of New York as required by law.

MORTGAGE LOANS ON REAL ESTATE, NET

The following is a summary of mortgage loans on real estate at December 31:

(THOUSANDS)                                                                                        2005       2004
---------------------------------------------------------------------------------------------------------------------
Mortgage loans on real estate                                                                   $  76,805   $ 72,203
Less: allowance for loan losses                                                                      (920)      (920)
---------------------------------------------------------------------------------------------------------------------
Net mortgage loans                                                                              $  75,885   $ 71,283
---------------------------------------------------------------------------------------------------------------------

Mortgage loans are first mortgages on real estate. American Centurion Life holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2005 and 2004 was not material.

At December 31, 2005 and 2004, American Centurion Life's recorded investment in impaired mortgage loans on real estate was nil. During 2005 and 2004, the average recorded investment in impaired mortgage loans on real estate was nil. American Centurion Life recognized nil of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2005, 2004 and 2003.

The balances of and changes in the total allowance for mortgage loan losses as of and for the years ended December 31, are as follows:

(THOUSANDS)                                                                            2005        2004       2003
---------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                           $    920   $     920   $    278
Provision for mortgage loan losses                                                         --          --        642
---------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                                 $    920   $     920   $    920
---------------------------------------------------------------------------------------------------------------------



144 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

(THOUSANDS)                                                               2005                      2004
-------------------------------------------------------------------------------------------------------------------
                                                                ON BALANCE     FUNDING     ON BALANCE     FUNDING
REGION                                                             SHEET     COMMITMENTS      SHEET     COMMITMENTS
-------------------------------------------------------------------------------------------------------------------
South Atlantic                                                  $   17,215   $        --   $   16,154      $--
Mountain                                                            15,566         1,700       15,937       --
Pacific                                                             14,104            --       12,687       --
West North Central                                                   8,039            --        8,302       --
East North Central                                                   7,519            --        4,241       --
Middle Atlantic                                                      4,764            --        4,892       --
East South Central                                                   3,974            --        2,748       --
West South Central                                                   3,902            --        5,465       --
New England                                                          1,722            --        1,777       --
-------------------------------------------------------------------------------------------------------------------
                                                                    76,805         1,700       72,203       --
Less: allowance for loan losses                                       (920)           --         (920)      --
-------------------------------------------------------------------------------------------------------------------
   Total                                                        $   75,885   $     1,700   $   71,283      $--
-------------------------------------------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

(THOUSANDS)                                                               2005                      2004
-------------------------------------------------------------------------------------------------------------------
                                                                ON BALANCE     FUNDING     ON BALANCE     FUNDING
PROPERTY TYPE                                                      SHEET     COMMITMENTS      SHEET     COMMITMENTS
-------------------------------------------------------------------------------------------------------------------
Industrial buildings                                            $   24,496   $        --   $   19,821      $--
Office buildings                                                    24,335            --       25,079       --
Department/retail stores                                            19,361            --       18,180       --
Medical buildings                                                    3,460         1,700        2,398       --
Mixed use                                                            2,671            --        4,175       --
Apartments                                                           2,482            --        2,550       --
-------------------------------------------------------------------------------------------------------------------
                                                                    76,805         1,700       72,203       --
Less: allowance for loan losses                                       (920)           --         (920)      --
-------------------------------------------------------------------------------------------------------------------
   Total                                                        $   75,885   $     1,700   $   71,283      $--
-------------------------------------------------------------------------------------------------------------------

SOURCES OF INVESTMENT INCOME AND REALIZED GAINS (LOSSES) ON INVESTMENTS

Net investment income for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                                     2005         2004         2003
------------------------------------------------------------------------------------------------------------------
Income on fixed maturities                                                   $   29,098   $   28,702   $   25,649
Income on mortgage loans on real estate                                           4,835        4,615        4,278
Trading securities and other investments                                            956          726          358
------------------------------------------------------------------------------------------------------------------
                                                                                 34,889       34,043       30,285
Less: investment expenses                                                           413          168          370
------------------------------------------------------------------------------------------------------------------
   Total                                                                     $   34,476   $   33,875   $   29,915
------------------------------------------------------------------------------------------------------------------

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                                     2005         2004         2003
------------------------------------------------------------------------------------------------------------------
Fixed maturities                                                             $    1,941   $      274   $      271
Mortgage loans on real estate                                                        --           --         (642)
Other investments                                                                    --           --            2
------------------------------------------------------------------------------------------------------------------
   Total                                                                     $    1,941   $      274   $     (369)
------------------------------------------------------------------------------------------------------------------



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 145

American Centurion Life Assurance Company
------------------------------------------------------------------------------

3. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The balances of and changes in DAC as of and for the years ended December 31, were:

(THOUSANDS)                                                                     2005         2004         2003
------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                   $   18,342   $   17,744   $   14,039
Capitalization of acquisition costs                                               2,947        3,950        5,880
Amortization, excluding impact of changes in assumptions                         (3,335)      (3,215)      (2,720)
Amortization, impact of annual third quarter changes in DAC-related
assumptions                                                                         300           --          300
Impact of changes in net unrealized securities losses (gains)                     1,731         (137)         245
------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                         $   19,985   $   18,342   $   17,744
------------------------------------------------------------------------------------------------------------------

The balances of and changes in DSIC as of and for the years ended December 31, were:

(THOUSANDS)                                                                     2005         2004         2003
------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                   $    2,195   $    1,965   $    1,578
Capitalization of sales inducements                                                 169          808          596
Amortization                                                                       (595)        (377)        (209)
Impact of changes in net unrealized securities losses (gains)                       223         (201)          --
------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                         $    1,992   $    2,195   $    1,965
------------------------------------------------------------------------------------------------------------------

4. VARIABLE ANNUITY GUARANTEES

This note discusses variable annuity guarantees for which liabilities are established under SOP 03-1, specifically GMDB and GMIB. See Note 9 for more information about guarantees for which liabilities are established under SFAS 133, specifically GMWB and GMAB.

The majority of the variable annuity contracts offered by American Centurion Life contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. American Centurion Life has established additional liabilities for these variable annuity death benefits and GMIB provisions.

The variable annuity death benefit liability is determined each period by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees). Similarly, the GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.



146 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

American Centurion Life Assurance Company
------------------------------------------------------------------------------

In determining the additional liabilities for variable annuity death benefits and GMIB, American Centurion Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The following provides summary information related to variable annuity contracts for which American Centurion Life has established additional liabilities for death benefits and GMIB as of December 31:

------------------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY GMDB AND GMIB BY BENEFIT TYPE
(DOLLARS IN THOUSANDS)                                                                                     2005            2004
------------------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Return of Premium   Total Contract Value                             $    23,563       $ 15,068
                                                      Contract Value in Separate Accounts              $    15,960       $  6,966
                                                      Net Amount at Risk*                              $       184       $    175
                                                      Weighted Average Attained Age                             61             61
------------------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for One Year Ratchet    Total Contract Value                             $    70,767       $ 66,312
                                                      Contract Value in Separate Accounts              $    54,861       $ 48,018
                                                      Net Amount at Risk*                              $       848       $  1,420
                                                      Weighted Average Attained Age                             62             61
------------------------------------------------------------------------------------------------------------------------------------
Contracts with Other GMDB                             Total Contract Value                             $     3,682       $     --
                                                      Contract Value in Separate Accounts              $     2,886       $     --
                                                      Net Amount at Risk*                              $       280       $     --
                                                      Weighted Average Attained Age                             73             --
------------------------------------------------------------------------------------------------------------------------------------
Contracts with GMIB                                   Total Contract Value                             $    29,212       $ 23,785
                                                      Contract Value in Separate Accounts              $    25,584       $ 20,002
                                                      Net Amount at Risk*                              $         8       $     --
                                                      Weighted Average Attained Age                             58             55
------------------------------------------------------------------------------------------------------------------------------------
*     Represents current death benefit less total contract value for GMDB and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.

------------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL LIABILITIES AND INCURRED BENEFITS                                                                           GMDB & GGU
------------------------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2005                  Liability balance at January 1                                     $     98
                                                      Reported claims                                                    $     11
                                                      Liability balance at December 31                                   $     26
                                                      Incurred claims (reported + change in liability)                   $    (61)
------------------------------------------------------------------------------------------------------------------------------------

The additional liabilities for guaranteed benefits established under SOP 03-1 are supported by general account assets. Changes in these liabilities are included in death and other benefits in the Statements of Income.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 147

American Centurion Life Assurance Company
------------------------------------------------------------------------------

5. INCOME TAXES

American Centurion Life qualifies as a life insurance company for federal income tax purposes. As such, American Centurion Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

Provisions (benefits) for income taxes were:

(THOUSANDS)                                                                     2005         2004         2003
-----------------------------------------------------------------------------------------------------------------
Federal income tax:
   Current                                                                   $     (193)  $    2,949   $   1,053
   Deferred                                                                       3,960           29         875
-----------------------------------------------------------------------------------------------------------------
Total federal income taxes                                                        3,767        2,978       1,928
State income taxes-current                                                          768          313         (26)
-----------------------------------------------------------------------------------------------------------------
Income tax provision before accounting change                                $    4,535   $    3,291   $   1,902
-----------------------------------------------------------------------------------------------------------------

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                                                   2005         2004        2003
-----------------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                                         35.0%        35.0%       35.0%
Changes in taxes resulting from:
   Tax-exempt interest and dividend income                                         (0.4)        (0.2)       (0.4)
   State income taxes, net of federal benefit                                       4.3          2.2        (0.3)
   Other, net                                                                       0.3         (2.5)       (0.5)
-----------------------------------------------------------------------------------------------------------------
Income tax provision before accounting change                                      39.2%        34.5%       33.8%
=================================================================================================================

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of American Centurion Life's deferred income tax assets and liabilities as of December 31, 2005 and 2004 are reflected in the following table:

(THOUSANDS)                                                                                  2005         2004
-----------------------------------------------------------------------------------------------------------------
Deferred income tax assets:
   Policy reserves                                                                        $    4,062   $   4,276
   Other investments                                                                           2,175       5,460
   Deferred taxes related to net securities unrealized losses                                    547          --
   Other                                                                                          33         652
-----------------------------------------------------------------------------------------------------------------
Total deferred income tax assets                                                               6,817      10,388
-----------------------------------------------------------------------------------------------------------------

Deferred income tax liabilities:
   Deferred policy acquisition costs                                                           4,971       4,845
   Deferred taxes related to net securities unrealized gains                                      --       4,969
   Other                                                                                       1,261       1,545
-----------------------------------------------------------------------------------------------------------------
Total deferred income tax liabilities                                                          6,232      11,359
-----------------------------------------------------------------------------------------------------------------
Deferred income tax assets (liabilities), net                                             $      585   $    (971)
-----------------------------------------------------------------------------------------------------------------

A portion of American Centurion Life's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2005, American Centurion Life had a policyholder's surplus account balance of $1.1 million. The American Jobs Creation Act of 2004 which was enacted on October 22, 2004 provides a two-year suspension of the tax on policyholders' surplus account distributions. Previously the policyholders' surplus account was only taxable if dividends to shareholders exceeded the shareholders' surplus account and/or American Centurion Life is liquidated. Deferred taxes of $0.4 million have not been established as distributions of the policyholder's surplus account balance are contemplated in 2006.

American Centurion Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Included in American Centurion Life's deferred tax assets is a significant deferred tax asset relating to capital losses realized for tax return purposes and capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. American Centurion Life has $5.1 million in capital loss carryforwards that expire December 31, 2009. The deferred tax benefit of these capital loss carryforwards is reflected in the other investments deferred tax assets, net of other related items. Based on analysis of American Centurion Life's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable American Centurion Life to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2005 and 2004.



148 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

American Centurion Life Assurance Company
------------------------------------------------------------------------------

As a result of the separation of Ameriprise Financial from American Express, American Centurion Life will be required to file a short period income tax return through September 30, 2005 which will be included as part of the American Express consolidated income tax return for the year ended December 31, 2005. Additionally, IDS Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of the Ameriprise Financial affiliated group for five tax years following the Distribution. Therefore, American Centurion Life will also be required to file a separate short period tax return as part of an IDS Life life insurance company income tax return for the period October 1, 2005 through December 31, 2005.

The items comprising other comprehensive income (loss) in the Statements of Stockholder's Equity are presented net of the following income tax benefit amounts:

(THOUSANDS)                                   2005     2004       2003
--------------------------------------------------------------------------
Net unrealized securities losses            $ 5,516   $   667   $   1,117
--------------------------------------------------------------------------
Net income tax benefit                      $ 5,516   $   667   $   1,117
--------------------------------------------------------------------------

6. STATUTORY CAPITAL AND SURPLUS

Dividends which exceed the lesser or ten percent of statutory surplus as of the immediately preceding year-end, or statutory net gain from operations for the immediately preceding calendar year would require pre-notification to the Department of Insurance of the State of New York, who has the authority to disapprove and prevent payment thereof. American Centurion Life's statutory surplus, determined in accordance with accounting practices prescribed by the State of New York, aggregated $56.1 million and $48.5 million as of December 31, 2005 and 2004, respectively. Dividends exceeding $5.6 million in 2006 would be subject to the pre-notification requirement.

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(THOUSANDS)                                   2005      2004       2003
--------------------------------------------------------------------------
Statutory net income                        $ 7,353   $ 7,768   $ (11,745)
Statutory capital and surplus                57,095    49,550      42,904

American Centurion Life is subject to regulatory capital requirements. Actual capital, determined on a statutory basis, as of December 31, 2005 and 2004 was $61.7 million and $53.4 million, respectively. Actual capital, as defined by the National Association of Insurance Commissioners for purposes of meeting regulatory capital requirements, includes statutory capital and surplus, plus certain statutory valuation reserves. The regulatory capital requirement was $12.7 million and $13.8 million as of December 31, 2005 and 2004, respectively.

7. RELATED PARTY TRANSACTIONS

American Centurion Life participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. American Centurion Life's share of the total net periodic pension cost was $6 thousand in 2005, $4 thousand in 2004, and $5 thousand in 2003.

American Centurion Life also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2005, 2004 and 2003 were $17 thousand, $13 thousand and $25 thousand, respectively.

Charges by IDS Life and Ameriprise Financial for use of joint facilities, technology support, marketing services and other services aggregated $3.8 million, $2.6 million, and $3.0 million for 2005, 2004 and 2003, respectively. Certain of these costs are included in DAC. Expenses allocated to IDS Life may not be reflective of expenses that would have been incurred by IDS Life on a stand-alone basis.

Included in other liabilities at December 31, 2005 and 2004 are $1.1 million and $474 thousand, respectively, payable to IDS Life for federal income taxes.

8. REINSURANCE

American Centurion Life has an agreement whereby it ceded 100% of a block of individual life insurance and individual annuities to an unaffiliated company. At December 31, 2005, 2004 and 2003, traditional life insurance in force aggregated $85.1 million, $97.2 million and $105.4 million, respectively, of which $85.0 million, $97.1 million and $105.3 million, was reinsured at the respective year ends. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $1.1 million, $1.2 million and $1.1 million and reinsurance recovered from reinsurers amounted to $307 thousand, $610 thousand and $920 thousand, for the years ended December 31, 2005, 2004 and 2003, respectively. Reinsurance contracts do not relieve American Centurion Life from its primary obligation to policyholders. Life insurance in force is reported on a statutory basis.



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 149

American Centurion Life Assurance Company
------------------------------------------------------------------------------

9. DERIVATIVE FINANCIAL INSTRUMENTS

Embedded Derivatives

Certain annuities contain GMWB and GMAB provisions, which are also considered embedded derivatives. The changes in fair value of the GMWB and GMAB features are recognized in death and other benefits for investment contracts. The fair value of the embedded options for GMWB and GMAB is recognized in future policy benefits for variable annuity guarantees in the Balance Sheets. The total fair value of these instruments was $35 thousand and nil at December 31, 2005 and 2004, respectively.

10. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table discloses fair value information for financial instruments. Certain items, such as life insurance obligations, employee benefit obligations, investments accounted for under the equity method, DAC and DSIC are not reflected in the table as they are not required to be disclosed in such table by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments." The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2005 and 2004 and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of American Centurion Life, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying value and fair value information for financial instruments at December 31:

                                                                     2005                  2004
--------------------------------------------------------------------------------------------------------
                                                              CARRYING     FAIR     CARRYING     FAIR
(THOUSANDS)                                                    VALUE       VALUE      VALUE      VALUE
--------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Assets for which carrying values approximate fair values      $ 14,512   $ 14,512   $  5,808   $  5,808
Available-for-Sale securities                                  535,038    535,038    559,422    559,422
Mortgage loans on real estate, net                              75,885     80,365     71,283     77,127
Trading securities                                                  36         36         76         76
Separate account assets                                         73,790     73,790     55,034     55,034

FINANCIAL LIABILITIES
Fixed annuity reserves                                        $562,034   $551,818   $564,282   $551,784
Separate account liabilities                                    73,790     71,232     55,034     52,957
Derivative financial instruments                                   341        341        174        174
--------------------------------------------------------------------------------------------------------

As of December 31, 2005 and 2004, the carrying and fair values of off-balance sheet financial instruments are not material. See Note 2 for carrying and fair value information regarding Available-for-Sale securities and mortgage loans on real estate (net of allowance for loan losses). The following methods were used to estimate the fair values of financial assets and financial liabilities:

FINANCIAL ASSETS

Assets for which carrying values approximate fair values include cash and cash equivalents. The carrying value approximates fair value due to the short-term nature of these instruments.

Available-for-Sale securities are carried at fair value in the Balance Sheets. Gains and losses are recognized in the results of operations upon disposition. In addition, impairment losses are recognized when management determines that a decline in value is other-than-temporary.

The fair value of mortgage loans on real estate, except those with significant credit deterioration, are estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

Trading securities are carried at fair value in the Balance Sheets with changes in fair value recognized in current period earnings.

Separate account assets are carried at fair value in the Balance Sheets.



150 - RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

American Centurion Life Assurance Company
------------------------------------------------------------------------------

FINANCIAL LIABILITIES

Fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value is estimated using discounted cash flows based on current interest rates. The fair value of these reserves excludes life insurance related elements of $1.6 million and $1.4 million as of December 31, 2005 and 2004, respectively. If the fair value of the fixed annuities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with the fixed annuities of $14.1 million and $16.7 million as of December 31, 2005 and 2004, respectively.

Fair values of separate account liabilities are estimated as the accumulated value less applicable surrender charges. If the fair value of the separate account liabilities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with separate account liabilities of $7.7 million and $5.6 million as of December 31, 2005 and 2004, respectively.

Derivative financial instruments are carried at fair value within other liabilities. The fair value of the derivative financial instruments are determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs.

11. COMMITMENTS AND CONTINGENCIES

At December 31, 2005 and 2004, American Centurion Life had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Securities and Exchange Commission, the National Association of Securities Dealers and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. American Centurion Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

American Centurion Life is involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. American Centurion Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The IRS routinely examines American Centurion Life's federal income tax returns and recently completed its audit of American Centurion Life for the 1993 through 1996 tax years. The IRS is currently conducting an audit of American Centurion Life for the 1997 through 2002 tax years. Management does not believe there will be a material adverse effect on American Centurion Life's financial condition or results of operations as a result of these audits.

12. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

(THOUSANDS)                                                                     2005         2004         2003
-----------------------------------------------------------------------------------------------------------------
Net income, per accompanying financial statements                            $    7,037   $    6,220   $   3,716
Deferred policy acquisition costs                                                    88         (687)     (3,618)
Adjustments of future policy benefit liabilities                                 (1,373)        (236)    (11,953)
Deferred income tax expense                                                       3,960        2,907         875
Interest maintenance reserves loss transfer and amortization                     (1,483)        (535)     (1,306)
Deferred surrender charge                                                         1,679          (37)        (68)
Other, net                                                                       (2,555)         136         609
-----------------------------------------------------------------------------------------------------------------
Statutory-basis net income (loss)                                            $    7,353   $    7,768   $ (11,745)
-----------------------------------------------------------------------------------------------------------------

(THOUSANDS)                                                                     2005         2004         2003
-----------------------------------------------------------------------------------------------------------------
Stockholder's equity, per accompanying financial statements                  $   92,719   $   95,926   $  90,945
Deferred policy acquisition costs                                               (19,985)     (18,342)    (17,744)
Deferred sales inducements                                                       (1,992)      (2,195)     (1,965)
Adjustments of future policy benefit liabilities                                (13,072)      (9,643)     (9,983)
Adjustments of reinsurance ceded reserves                                        (1,790)      (2,220)     (2,125)
Deferred income tax liabilities                                                    (196)       4,245       2,519
Asset valuation reserve                                                          (4,653)      (3,888)     (2,762)
Net unrealized loss (gain) on investments                                         2,663      (15,051)    (16,618)
Other, net                                                                        3,401          718         637
-----------------------------------------------------------------------------------------------------------------
Statutory-basis capital and surplus                                          $   57,095   $   49,550   $  42,904
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------



RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT - 151

                                                            S-6343ECR A (1/07)

PART C.

Item 24. Financial Statements and Exhibits

(a)  Financial statements included in Part B of this Registration Statement:

     The audited financial statements of the IDS Life of New York Variable Annuity Account (subsequently named RiverSource of New York Variable Annuity Account)

     Report of Independent Registered Public Accounting Firm dated March 31,
     2006.
     Statements of Assets and Liabilities for the year ended Dec. 31, 2005. Statements of Operations for the year ended Dec. 31, 2005.
     Statements of Changes in Net Assets for the years ended Dec. 31, 2005 and 2004.
     Notes to Financial Statements.

     The audited Supplemental Balance Sheets of IDS Life Insurance Company of New York (subsequently named RiverSource Life Insurance Co. of New York):

     Report of Independent Registered Public Accounting Firm dated Jan. 2, 2007. Supplemental Balance Sheets as of Dec. 31, 2005 and 2004.
     Supplemental Statements of Income for the years ended Dec. 31, 2005,
     2004 and 2003.
     Supplemental Statements of Cash Flows for the years ended Dec. 31,
     2005, 2004 and 2003.
     Supplemental Statements of Stockholder's Equity for the three years ended Dec. 31, 2005, 2004 and 2003.
     Notes to Supplemental Financial Statements.

     The audited financial statements of the IDS Life of New York Insurance Company (subsequently named RiverSource Life Insurance Co. of New York)

     Report of Independent Registered Public Accounting Firm dated Feb. 27,
     2006.
     Balance Sheets as of Dec. 31, 2005 and 2004.
     Statements of Income for the years ended Dec. 31, 2005, 2004 and 2003. Statements of Cash Flows for the years ended Dec. 31, 2005, 2004 and 2003. Statements of Stockholder's Equity for the three years ended Dec. 31, 2005, 2004 and 2003.
     Notes to Financial Statements.

     The audited financial statements of the American Centurion Life Assurance Company (subsequently named RiverSource Life Insurance Co. of New York):

     Report of Independent Registered Public Accounting Firm dated Feb. 27,
     2006.
     Balance Sheets as of Dec. 31, 2005 and 2004.
     Statements of Income for the years ended Dec. 31, 2005, 2004 and 2003. Statements of Cash Flows for the years ended Dec. 31, 2005, 2004 and 2003. Statements of Stockholder's Equity for the three years ended Dec. 31, 2005, 2004 and 2003.
     Notes to Financial Statements.

(b)  Exhibits:

1.1 Consent in writing in Lieu of Meeting of IDS Life of New York establishing the IDS Life of New York Flexible Portfolio Annuity Account dated April 17, 1996, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 333-03867 is incorporated by reference.

1.2 Consent in writing in Lieu of Meeting of IDS Life of New York establishing 105 additional subaccounts within the separate account dated November 19, 1999 filed electronically as Exhibit 1.2 to Registrant's Initial Registration Statement No. 333-91691 filed on or about Nov. 29, 1999, is incorporated by reference.

1.3 Resolution of the Board of Directors of IDS Life of New York establishing 86 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-91691, is incorporated by reference.

1.4 Resolution of the Board of Directors of IDS Life of New York establishing 8 additional subaccounts within the seperate account, filed electronically as Exhibit 1.4 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-91691, is incorporated by reference.

1.5 Consent in writing in Lieu of Meeting of IDS Life of New York establishing 46 additional subaccounts within the separate account, dated Aug. 2, 2001, filed electronically as Exhibit 1.5 to

          Registrant's Post-Effective Amendment No. 3 filed on or about Aug. 9, 2001, is incorporated by reference.

1.6 Resolution of the Board of Directors of IDS Life of New York establishing 2 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.6 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

1.7 Consent in Writing in Lieu of a Meeting of the Board of Directors of IDS Life of New York establishing 112 additional subaccounts within the separate account, dated Oct. 28, 2002, filed electronically as
          Exhibit 1.7 to Registrant's Post-Effective Amendment No. 6 filed on or about Sept. 6, 2002, is incorporated by reference.

1.8 Resolution of the Board of Directors of IDS Life of New York establishing 36 additional subaccounts within the separate account, dated Sept. 22, 2004 filed electronically as Exhibit 1.8 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

1.9 Resolution of the Board of Directors of IDS Life of New York establishing an additional subaccount within the separate account, dated April 27, 2005 filed electronically as Exhibit 1.9 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

1.10 Resolution of the Board of Directors establishing 18 additional subaccounts within the separate account, dated April 12, 2006 filed electronically as Exhibit 1.10 to Registrant's Post-Effective Amendment No. 20 to Registration Statement No. 333-91691 is incorporated by reference.

1.11 Resolution of the Board of Directors of IDS Life Insurance Company of New York adopting and approving Agreement and Plan of Merger and subsequent name changes, dated Aug. 29, 2006, is filed electronically herewith.

2         Not applicable.

3. Form of Principal Underwriter Agreement for RiverSource Life Insurance Co. of New York Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource of New York Variable Annuity Account 2 (previously ACL Variable Annuity Account
          2), RiverSource Endeavor Select(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity and RiverSource Innovations(SM) Variable Annuity , on or about Jan. 2, 2007, is incorporated by reference.

4.1 Form of Deferred Annuity Contract for non-qualified contracts (form 31053), filed electronically as Exhibit 4.1 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.2 Form of Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.2 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.3 Form of 5-Year Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.3 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.4 Form of Return of Purchase Payment Death Benefit Rider, filed electronically as Exhibit 4.4 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.5 Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 139042) filed electronically as Exhibit 4.2 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.6 Form of Roth IRA Annuity Endorsement (form 139043) filed electronically as Exhibit 4.3 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.7 Form of SIMPLE IRA Annuity Endorsement (form 139044) filed electronically as Exhibit 4.4 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.8 Form of Deferred Annuity Contract for tax-qualified contracts (form 139035), filed electronically as Exhibit 4.5 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.9 Form of Deferred Annuity Contract for American Express Retirement Advisor Select Plus(SM) Variable Annuity filed electronically as
          Exhibit 4.9 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.10 Form of Deferred Annuity Contract for American Express Retirement Advisor Advantage Plus(SM) Variable Annuity (form 31053A) filed electronically as Exhibit 4.10 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.11 Form of Guaranteed Minimum Withdrawal Benefit Rider filed electronically as Exhibit 4.10 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

4.12 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Advantage Variable Annuity (form 139482) filed electronically as
          Exhibit 4.12 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.13 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Select Variable Annuity (form 139483) filed electronically as
          Exhibit 4.13 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.14 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Access Variable Annuity (form 139484) filed electronically as
          Exhibit 4.14 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.15 Form of Guaranteed Minimum Lifetime Withdrawal Benefit (Withdrawal Benefit for Life) (form 139476A) filed electronically as Exhibit
          4.15 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.16 Copy of Company name change endorsement (form 139491) for RiverSource Life Insurance Co. of New York is filed electronically herewith.

5. Form of Variable Annuity Application filed electronically as Exhibit 5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-91691 is incorporated herein by reference.

6.1 Copy of Charter of RiverSource Life Insurance Co. of New York dated Dec.31, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

6.2 Copy of Amended and Restated By-Laws of RiverSource Life Insurance Co. of New York filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

7.        Not applicable.

8.1 Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Centurion Life Assurance Company, IDS Life Insurance Company of New York, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.2 Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (2) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.3 Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as
          Exhibit 27(h)(3) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.4 Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.5 Copy of Fund Participation Agreement dated May 1, 2006 among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (13) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.6 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. is filed electronically herewith as Exhibit 8.6 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691.

8.7 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios is filed electronically herewith as Exhibit 8.7 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691.

8.8 Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company of New York is filed electronically herewith as
          Exhibit 8.8 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691.

8.9 Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among IDS Life Insurance Company of New York and Evergreen Variable Annuity Trust filed electronically as Exhibit 27(h) (14) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.10(a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(a) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.10(b) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(b) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.11 Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as
          Exhibit 8.7 to Registrant's Post-Effective Amendment No. 20 to Registration Statement No. 333-91691 is incorporated by reference.

8.12 Copy of Amended and Restated Participation Agreement dated June 15, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27
          (h)(18) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.13 Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Apsen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.14 Copy of Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company of New York, Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III, Inc. (formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor Services, LLC is filed electronically herewith as Exhibit 8.14 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691.

8.15 Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated September 29, 2000, filed as Exhibit 8.6 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.16 Copy of Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management, Inc. and IDS Life Insurance Company of New York is filed electronically herewith as Exhibit 8.16 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691.

8.17 Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company of New York, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC is filed electronically herewith as Exhibit 8.17 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691.

8.18 Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as Exhibit 27(h)(15) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.19 Copy of Participation Agreement by and among IDS Life Insurance Company of New York and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit
          8.1 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.20 Form of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 27(h) (23) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.21 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Centurion Life Assurance Company and IDS Life Insurance Company of New York is filed electronically herewith as Exhibit 8.21 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691.

8.22 Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(17) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.23 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Centurion Life Assurance Company and IDS Life Insurance Company of New York is filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691.

8.24 Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company of New York dated August 30, 1999 filed electronically as Exhibit 8.14 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.25 Copy of Participation Agreement by and among Wells Fargo Variable Trust and IDS Life Insurance Company of New York and Stephens Inc. dated May 1, 2000 filed electronically as Exhibit 8.15 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10. Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

11.       None.

12.       Not applicable.

13. Power of Attorney to sign this Registration Statement dated Jan. 2, 2007 is filed electronically herewith.

14.       Not applicable.


Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)
         --------------------------------------------------------------------------------

Name                                  Principal Business Address                Positions and Offices with Depositor
------------------------------------- ----------------------------------------- -------------------------------------
Gumer C. Alvero                       1765 Ameriprise Financial Center          Director and Vice President - Annuities
                                      Minneapolis, MN  55474

Timothy V. Bechtold                   249 Ameriprise Financial Center           Director, President and Chief
                                      Minneapolis, MN  55474                    Executive Officer

Walter S. Berman                      AMEX Tower WFC                            Vice President and Treasurer
                                      200 Vesey St.
                                      New York, NY

Maureen A. Buckley                    20 Madison Ave. Extension                 Director, Vice President, Chief
                                      Albany, NY  12203                         Operating Officer, Consumer Affairs
                                                                                Officer, Claims Officer and Money Laundering
                                                                                Prevention Officer

Rodney P. Burwell                     Xerxes Corporation                       Director
                                      7901 Xerxes Ave. So.
                                      Minneapolis, MN 55431-1253

Richard N. Bush                                                                Senior Vice President - Corporate Tax

Robert R. Grew                        Carter, Ledyard & Milburn                Director
                                      2 Wall Street
                                      New York, NY 10005-2072

Martin T. Griffin                    172 Ameriprise Financial Center           Director
                                     Minneapolis, MN 55474

Ronald L. Guzior                      Bollam, Sheedy, Torani                   Director
                                      & Co. LLP CPA's
                                      26 Computer Drive West
                                      Albany, NY 12205

Lorraine R. Hart                      257 Ameriprise Financial Center          Vice President - Investments
                                      Minneapolis, MN  55474

Gregory C. Johnson                                                             Director


Paul R. Johnston                      50605 Ameriprise Financial Center        Secretary
                                      Minneapolis, MN 55474

Michelle M. Keeley                    257 Ameriprise Financial Center          Vice President - Investments
                                      Minneapolis, MN 55474

Jean B. Keffeler                      1010 Swingley Rd.                        Director
                                      Livingston, MT 59047

Eric L. Marhoun                                                                 Assistant General Counsel

Thomas R. McBurney                    4900 IDS Center                           Director
                                      80 South Eighth Street
                                      Minneapolis, MN 55402

Jeryl A. Millner                      138 Ameriprise Financial Center           Director
                                      Minneapolis, MN 55474

Mary Ellyn Minenko                    50607 Ameriprise Financial Center         Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Thomas W. Murphy                      264 Ameriprise Financial Center           Vice President - Investments
                                      Minneapolis, MN  55474
Thomas V. Nicolosi                    Ameriprise Financial Services Inc.        Director
                                      Suite 220
                                      500 Mamaroneck Avenue
                                      Harrison, NY  10528

Julie A. Ruether                                                               Chief Compliance Officer

Heather M. Somers                                                              General Counsel and Assistant Secretary

David K. Stewart                                                               Vice President and Controller

Beth E. Weimer                                                                 Chief Compliance Officer for
                                                                               Insurance Special Accounts

Michael R. Woodward                   32 Ellicot St                            Director
                                      Suite 100
                                      Batavia, NY  14020

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

Ameriprise Financial Services Inc.                                                        Delaware
            American Express Financial Advisors Japan Inc.                                Delaware
            American Express Management Company S.A.                                      Luxembourg
Ameriprise Trust Company                                                                  Minnesota
IDS Life Insurance Company                                                                Minnesota
            IDS REO 1, LLC                                                                Minnesota
            IDS REO 2, LLC                                                                Minnesota
            American Partners Life Insurance Company                                      Arizona
            IDS Life Insurance Company of New York                                        New York
            American Enterprise Life Insurance Company                                    Indiana
                       American Enterprise REO 1, LLC                                     Minnesota
            American Centurion Life Assurance Company                                     New York
            RiverSource Tax Advantaged Investments, Inc.                                  Delaware
                       AEXP Affordable Housing Portfolio LLC                              Delaware
Ameriprise Certificate Company                                                            Delaware
            Investors Syndicate Development Corp.                                         Nevada
            American Express International Deposit Company                                Cayman Islands
American Express Insurance Agency of Alabama Inc.                                         Alabama
American Express Insurance Agency of Arizona Inc.                                         Arizona
American Express Insurance Agency of Idaho Inc.                                           Idaho
American Express Insurance Agency of Indiana Inc.                                         Indiana
American Express Insurance Agency of Massachusetts Inc.                                   Massachusetts
American Express Insurance Agency of New Mexico Inc.                                      New Mexico
American Express Insurance Agency of Texas Inc.                                           Texas
IDS Insurance Agency of Utah Inc.                                                         Utah
American Express Insurance Agency of Wyoming Inc.                                         Wyoming
American Express Insurance Agency of Maryland Inc.                                        Maryland
American Express Insurance Agency of Oklahoma Inc.                                        Oklahoma
American Express Insurance Agency of Nevada Inc.                                          Nevada
RiverSource Investments LLC                                                               Minnesota
            Advisory Capital Strategies Group Inc.                                        Minnesota
            American Express Asset Management International (Japan) Inc.                  Japan
                       Advisory Capital Partners LLC                                      Delaware
                       Advisory Select LLC                                                Delaware
                       Boston Equity General Partner LLC                                  Delaware
                       Advisory Quantitative Equity (General Partner) LLC                 Delaware
                       Advisory Credit Opportunities GP LLC                               Delaware
                       Advisory European (General Partner) Inc.                           Cayman Islands
                       Advisory Convertible Arbitrage LLC                                 Delaware
            Kenwood Capital Management LLC (51.1% owned)                                  Delaware
            IDS Capital Holdings Inc.                                                     Minnesota
American Express Asset Management International Inc.                                      Delaware
American Express Asset Management Ltd.                                                    England
IDS Management Corporation                                                                Minnesota
            IDS Partnership Services Corporation                                          Minnesota
            IDS Cable Corporation                                                         Minnesota
            IDS Futures Corporation                                                       Minnesota
            IDS Realty Corporation                                                        Minnesota
            IDS Cable II Corporation                                                      Minnesota

IDS Property Casualty Insurance Company                                                   Wisconsin
            Amex Assurance Company                                                        Illinois
            Ameriprise Auto & Home Insurance Agency, Inc.                                 Wisconsin
American Enterprise Investment Services Inc.                                              Minnesota
American Express Property Casualty Insurance Agency of Kentucky Inc.                      Kentucky
RiverSource Service Corporation                                                           Minnesota
American Express Property Casualty Insurance Agency of Maryland Inc.                      Maryland
American Express Property Casualty Insurance Agency of Mississippi Inc.                   Mississippi
American Express Property Casualty Insurance Agency of Pennsylvania Inc.                  Pennsylvania
AEFA (Jersey) Limited                                                                     Jersey, Channel Islands
Channel Islands
Securities America Financial Corporation                                                  Nebraska
            Realty Assets, Inc.                                                           Nebraska
            Securities America Advisors, Inc.                                             Nebraska
            Securities America, Inc.                                                      Nebraska
American Express Asset Management (Australia) Limited                                     Australia
Threadneedle Asset Management Holdings Ltd.                                               England
            Threadneedle Investments (Channel Islands) Ltd.                               Jersey, Channel Islands
Channel Islands
            Threadneedle Asset Management Ltd.                                            England
            Threadneedle Portfolio Services Ltd.                                          England
            Threadneedle Postfolio Managers Ltd.                                          England
            Threadneedle Investment Services Ltd.                                         England
            Threadneedle Asset Management (Nominees) Ltd.                                 England
            Threadneedle Investment Services GMbH                                         Germany
            Threadneedle Investment Advisors Ltd.                                         England
            Threadneedle International Fund Management Ltd.                               England
            MM Asset Management Ltd.                                                      England
            Eagle Star ISA Manager Ltd.                                                   England
            Eagle Star Unit Managers Ltd.                                                 England
            ADT Nominees Ltd.                                                             England
            Threadneedle International Ltd.                                               England
            Threadneedle Management Services Ltd.                                         England
                       Threadneedle Rural Property Services Ltd.                          England
                       Threadneedle Property Services Ltd.                                England
            Threadneedle Pensions Ltd.                                                    England
            Threadneedle Property GP Holdings Ltd.                                        England
            Threadneedle Property Investments Ltd.                                        England
                       Sackville TCI Property (GP) Ltd.                                   England
                       Sackville TCI Property Nominee (1) Ltd.                            England
                       Sackville TCI Property Nominee (2) Ltd.                            England
                       Sackville Property (GP) Ltd.                                       England
                       Sackville Tandem Property (GP) Ltd.                                England
                                  Sackville Tandem Property Nominee Ltd.                  England
                       Sackville TPEN Property (GP) Ltd.                                  England
                                  Sackville TPEN Property Nominee Ltd.                    England
                                  Sackville TPEN Property Nominee (2) Ltd.                England
                       Sackville TSP Property (GP) Ltd.                                   England
                                  Sackville TSP Property Nominee Ltd.                     England
                       JDM3                                                               California
            Cornbrash Park Management Company Ltd.                                        England
            Highcross (Slough) Management Ltd.                                            England
            Threadneedle Financial Services Ltd.                                          England
            Threadneedle Pension Trustees Ltd.                                            England
Sloan Financial Group                                                                     North Carolina
Ameriprise Insurance Company                                                              Wisconsin
RiverSource Distributors, Inc.                                                            Delaware
Ameriprise India Private Limited                                                          India

Item 27. Number of Contractowners

          As of Oct. 31, 2006, there were 12,843 non-qualified contract owners and 16,181 qualified contract owners.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter.

(a) Ameriprise Financial Services, Inc. acts as principal underwriter for the following investment companies:

          RiverSource Distributors Inc. is the principal underwriter, depositor or sponsor for RiverSource Variable Annuity Account 1; RiverSource Account F; RiverSource Variable Annuity Fund A; RiverSource Variable Annuity Fund B; RiverSource Variable Account 10; RiverSource Account SBS; RiverSource MVA Account; RiverSource Account MGA; RiverSource Variable Life Separate Account; RiverSource Variable Life Account; RiverSource Account for Smith Barney; RiverSource of New York Variable Annuity Account 1; RiverSource of New York Variable Annuity Account 2; RiverSource of New York Account 4; RiverSource of New York Account 7; RiverSource of New York Account 8; RiverSource of New York Variable Annuity Account; RiverSource of New York Account SBSRiverSource California Tax-Exempt Trust; RiverSource Bond Series, Inc.; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Retirement Series Trust; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust, Inc.; RiverSource Strategic Allocation Series, Inc.; RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; Ameriprise Certificate Company.

(b)  As to each director, officer or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Neysa M. Alecu                        Anti-Money Laundering Officer

     Gumer C. Alvero                       Director and Executive
                                           Vice President - Annuities

     Timothy V. Bechtold                   Director and President

     Arthur H. Berman                      Director

     Walter S. Berman                      Vice President and Treasurer

     Richard N. Bush                       Senior Vice President - Corporate Tax

     Michelle M. Keeley                    Vice President - Investments

     Eric L. Marhoun                       General Counsel

     Brian J. McGrane                      Director, Executive Vice President
                                             and Chief Financial Officer

     Thomas W. Murphy                      Vice President - Investments

     Benji Orr                             Deputy Anti-Money Laundering
                                           Officer

     Kevin E. Palmer                       Director, Vice President and Chief
                                           Actuary

     Scott R. Plummer                      38a-1 Chief Compliance Officer

     Julie A. Ruether                      Chief Compliance Officer and
                                           Assistant Secretary

     Mark E. Schwarzmann                   Director, Chairman of the Board and
                                           Chief Executive Officer

     Heather M. Somers                     Assistant General Counsel and
                                           Assistant Secretary

     Bridget M. Sperl                      Executive Vice President - Client
                                           Service

     David K. Stewart                      Vice President and Controller


* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

(c) Ameriprise Financial Services, Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

         NAME OF PRINCIPAL          NET UNDERWRITING            COMPENSATION    BROKERAGE
         UNDERWRITER                DISCOUNT AND COMMISSIONS    ON REDEMPTION   COMMISSIONS    COMPENSATION
         -----------                ------------------------    --------------  -----------    ------------
         Ameriprise Financial            $7,093,004                 None          None             None
         Services, Inc.

Item 30. Location of Accounts and Records

          RiverSource Life Insurance Co. of New York (previously
          IDS Life Insurance Company of New York)
          20 Madison Avenue Extension
          Albany, NY 12203

Item 31. Management Services

          Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
          1988).Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Co. of New York (previously IDS Life Insurance Company of New York), on behalf of the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on this 2nd day of January, 2007.

          RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT (PREVIOUSLY IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT)

          By RiverSource Life Insurance Co. of New York (previously IDS Life
             Insurance Company of New York)
             (Sponsor)

               By /s/ Timothy V. Bechtold*
                      -------------------
                      Timothy V.Bechtold
                      President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 2nd day of January, 2007.

SIGNATURE                              TITLE
/s/  Gumer C. Alvero*                  Director and Senior Vice President -
-----------------------------          Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*              Director, President and Chief
-----------------------------          Executive Officer
     Timothy V. Bechtold               (Chief Executive Officer)

/s/  Maureen A. Buckley*               Director, Vice President, Chief Operating
-----------------------------          Officer, Consumer Affairs Officer, Claims
     Maureen A. Buckley                Officer and Anti-Money Laundering Officer

/s/  Rodney P. Burwell*                Director
-----------------------------
     Rodney P. Burwell

/s/  Robert R. Grew*                   Director
-----------------------------
     Robert R. Grew

/s/                                    Director
-----------------------------
     Martin T. Griffin

/s/  Ronald L. Guzior*                 Director
-----------------------------
     Ronald L. Guzior

/s/                                    Director
-----------------------------
     Gregory C. Johnson

/s/  Jean B. Keffeler*                 Director
-----------------------------
     Jean B. Keffeler

/s/  Thomas R. McBurney*               Director
-----------------------------
     Thomas R. McBurney

/s/  Jeryl A. Millner*                  Director
-----------------------------
     Jeryl A. Millner

SIGNATURE                              TITLE
/s/                                    Director
-----------------------------
     Thomas V. Nicolosi

/s/  David K. Stewart*                 Vice President and Controller
-----------------------------          (Principal Financial Officer)
     David K. Stewart                  (Principal Accounting Officer)

/s/  Michael R. Woodward*              Director
-----------------------------
     Michael R. Woodward


*  Signed pursuant to Power of Attorney dated Jan. 2, 2007, filed electronically as Exhibit 13. herewith, by:

/s/ Mary Ellyn Minenko
-----------------------------
    Mary Ellyn Minenko
    Assistant General Counsel

     CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 22 TO REGISTRATION STATEMENT

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

          The prospectus for:
          RiverSource Retirement Advisor 4 Advantage(SM) Variable Annuity RiverSource Retirement Advisor 4 Select(SM) Variable Annuity RiverSource Retirement Advisor 4 Access(SM) Variable Annuity

Part B.

          Statement of Additional Information.
          Financial Statements.

Part C.

          Other Information.

          The signatures.